F
MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
FINANCIAL STATEMENTS – STATUTORY BASIS AND SUPPLEMENTAL SCHEDULES
FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 and 2023

MIDLAND NATIONAL LIFE INSURANCE COMPANY (a wholly owned subsidiary of Sammons Financial Group, Inc.) TABLE OF CONTENTS DECEMBER 31, 2025, 2024 and 2023

Page(s)
Midland National Life Insurance Company
Financial Statements
Report of Independent Auditors	1
Statements of Admitted Assets, Liabilities and Capital and Surplus - Statutory Basis	3
Statements of Operations - Statutory Basis	4
Statements of Changes in Capital and Surplus - Statutory Basis	5
Statements of Cash Flows - Statutory Basis	7
Notes to Statutory Financial Statements - Statutory Basis	#

Report of Independent Auditors

To the Management and Board of Directors of Midland National Life Insurance Company

Opinions

We have audited the accompanying statutory basis financial statements of Midland National Life Insurance Company (the "Company"), which comprise the statements of admitted assets, liabilities and capital and surplus – statutory basis as of December 31, 2025 and 2024, and the related statements of operations – statutory basis, of changes in capital and surplus – statutory basis, and of cash flows – statutory basis for each of the three years in the period ended December 31, 2025, including the related notes (collectively referred to as the "financial statements").

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities and capital and surplus – statutory basis of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2025, in accordance with the accounting practices prescribed or permitted by the Iowa Insurance Division described in Note 1.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the accompanying financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2025 and 2024, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2025.

Basis for Opinions

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors' Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Iowa Insurance Division, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Iowa Insurance Division. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for one year after the date the financial statements are available to be issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors' report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with US GAAS, we:

•Exercise professional judgment and maintain professional skepticism throughout the audit.
•Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.
•Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, no such opinion is expressed.
•Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.
•Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

/s/ PricewaterhouseCoopers LLP

Des Moines, Iowa
April 17, 2026

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS - STATUTORY BASIS
AS OF DECEMBER 31, 2025 and 2024
(Dollars in Thousands, except par value)

	2025	2024
ADMITTED ASSETS
Bonds	$57,892,650	$55,595,820
Stocks
Preferred	665,185	781,852
Common - subsidiaries	3,258,200	2,087,793
Common - other	469,720	264,517
Mortgage loans	3,910,917	3,838,788
Real estate	94,448	95,966
Policy loans	665,143	596,140
Cash, cash equivalents and short-term investments	1,419,028	2,719,145
Receivable for securities	29,745	78,885
Derivative instruments	898,227	749,024
Other invested assets	5,276,933	4,568,015
Total cash and invested assets	74,580,196	71,375,945
Policy premiums due, deferred or uncollected	129,497	176,018
Accrued investment income	588,577	523,659
Current federal income tax receivable	215,506	332,098
Net deferred tax asset	344,427	349,399
Company owned life insurance	2,188,678	2,027,274
Admitted disallowed interest maintenance reserve	338,620	253,524
Other admitted assets	78,119	63,765
Separate account assets	9,774,789	7,566,444
Total admitted assets	$88,238,409	$82,668,126
LIABILITIES AND CAPITAL AND SURPLUS
Liabilities for future policy benefits	$43,079,415	$45,218,229
Liabilities for deposit-type contracts	3,141,529	1,360,258
Policy and contract claims	293,641	265,261
Other policyholder funds	2,497	2,912
Total policyholder liabilities	46,517,082	46,846,660
Amounts payable for reinsurance	58,339	91,436
Asset valuation reserve	947,394	858,560
Repurchase agreements, FHLB advances and collateral on derivatives	8,212,655	8,128,899
Payable for securities	29,765	60,274
Funds held under coinsurance	17,127,197	13,767,745
Derivative instruments	342,288	264,836
Accrued expenses and other liabilities	621,137	546,691
Separate account liabilities	9,242,639	7,109,659
Total liabilities	83,098,496	77,674,760
Capital and surplus
Common stock - $1 par value; 2,549,439 shares authorized, issued, and outstanding	2,549	2,549
Surplus notes	1,237,000	1,237,000
Additional paid-in capital	893,927	893,927
Other surplus funds	338,620	253,524
Unassigned surplus	2,667,817	2,606,366
Total capital and surplus	5,139,913	4,993,366
Total liabilities and capital and surplus	$88,238,409	$82,668,126
The accompanying notes are an integral part of these statutory basis financial statements.
3

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF OPERATIONS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 and 2023
(Dollars in Thousands)

	2025	2024	2023
REVENUES
Life insurance and annuity premiums and other considerations	$2,828,593	$6,405,842	$4,516,010
Net investment income	3,262,784	3,312,930	2,340,965
Commissions and expense allowances on reinsurance ceded	454,227	421,946	310,311
Amortization of interest maintenance reserve	(19,399)	(16,826)	(9,005)
Reserve adjustments on reinsurance ceded	(169,609)	(180,392)	(278,686)
Investment income ceded - funds withheld reinsurance	(735,852)	(669,286)	(418,926)
Other income	263,994	313,805	251,333
Total revenues	5,884,738	9,588,019	6,712,002

BENEFITS AND EXPENSES
Life and annuity policy benefits	5,367,458	5,996,155	6,715,688
Increase (decrease) in liabilities for future life and annuity policy benefits	(2,138,729)	1,467,684	(1,570,465)
Commissions	598,511	602,411	504,352
General expenses	440,944	394,407	344,437
Insurance taxes, licenses and fees	34,114	39,974	38,130
Transfers to interest maintenance reserve ceded	16,643	1,465	22,238
Transfers to interest maintenance reserve - market value adjustments	16,066	21,039	12,221
Net transfers to separate accounts	1,081,481	270,991	12,272
Total benefits and expenses	5,416,488	8,794,126	6,078,873
Net gain from operations before federal income taxes and net realized capital losses	468,250	793,893	633,129
Federal income tax expense	79,648	42,731	29,816
Net gain from operations before net realized capital losses	388,602	751,162	603,313

Net realized capital losses	(76,145)	(54,203)	(282,080)

Net income	$312,457	$696,959	$321,233

The accompanying notes are an integral part of these statutory basis financial statements.
4

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 and 2023
(Dollars in Thousands)

	Common Stock	Surplus Notes	Additional Paid-In Capital	Other Surplus	Unassigned Surplus	Total Capital and Surplus
Balances at December 31, 2022	$2,549	$1,237,000	$793,927	$—	$3,030,041	$5,063,517
Net income	—	—	—	—	321,233	321,233
Change in net unrealized capital gains (losses)	—	—	—	—	86,504	86,504
Change in net deferred income tax	—	—	—	—	(11,103)	(11,103)
Change in nonadmitted assets	—	—	—	—	(25,026)	(25,026)
Change in asset valuation reserve	—	—	—	—	(144,294)	(144,294)
Surplus (contributed to) withdrawn from Separate Accounts during period	—	—	—	—	80,321	80,321
Other changes in surplus in Separate Accounts statement	—	—	—	—	(70,517)	(70,517)
Change in surplus as a result of reinsurance	—	—	—	—	(65,644)	(65,644)
Dividends to stockholder	—	—	—	—	(320,000)	(320,000)
Change in admitted disallowed interest maintenance reserve	—	—	—	74,012	(74,012)	—
OPEB SSAP92 adjustment	—	—	—	—	20,100	20,100
Correction of errors from prior periods	—	—	—	—	(36,498)	(36,498)
Balances at December 31, 2023	2,549	1,237,000	793,927	74,012	2,791,105	4,898,593
Net income	—	—	—	—	696,959	696,959
Change in net unrealized capital gains (losses)	—	—	—	—	29,447	29,447
Change in net deferred income tax	—	—	—	—	(55,193)	(55,193)
Change in nonadmitted assets	—	—	—	—	51,056	51,056
Change in asset valuation reserve	—	—	—	—	(124,025)	(124,025)
Other changes in surplus in Separate Accounts statement	—	—	—	—	26,369	26,369
Additional paid in surplus	—	—	100,000	—	—	100,000
Change in surplus as a result of reinsurance	—	—	—	—	(26,057)	(26,057)
Dividends to stockholder	—	—	—	—	(600,000)	(600,000)
Change in admitted disallowed interest maintenance reserve	—	—	—	179,512	(179,512)	—
OPEB SSAP92 adjustment	—	—	—	—	(4,542)	(4,542)
Correction of errors from prior periods	—	—	—	—	759	759
Balances at December 31, 2024	2,549	1,237,000	893,927	253,524	2,606,366	4,993,366
The accompanying notes are an integral part of these statutory basis financial statements.
5

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 and 2023
(Dollars in Thousands)

	Common Stock	Surplus Notes	Additional Paid-In Capital	Other Surplus	Unassigned Surplus	Total Capital and Surplus
Net income	—	—	—	—	312,457	312,457
Change in net unrealized capital gains (losses)	—	—	—	—	32,627	32,627
Change in net deferred income tax	—	—	—	—	27,226	27,226
Change in nonadmitted assets	—	—	—	—	11,885	11,885
Change in asset valuation reserve	—	—	—	—	(88,834)	(88,834)
Other changes in surplus in Separate Accounts statement	—	—	—	—	82,419	82,419
Change in surplus as a result of reinsurance	—	—	—	—	210,057	210,057
Dividends to stockholder	—	—	—	—	(383,021)	(383,021)
Change in admitted disallowed interest maintenance reserve	—	—	—	85,096	(85,096)	—
OPEB SSAP92 adjustment	—	—	—	—	(2,455)	(2,455)
Change in accounting principle	—	—	—	—	(68,667)	(68,667)
Correction of error from prior periods	—	—	—	—	12,853	12,853
Balances at December 31, 2025	$2,549	$1,237,000	$893,927	$338,620	$2,667,817	$5,139,913
The accompanying notes are an integral part of these statutory basis financial statements.
6

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF CASH FLOWS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 and 2023
(Dollars in Thousands)

	2025	2024	2023

OPERATING ACTIVITIES
Life insurance and annuity premiums and other considerations	$2,857,574	$6,405,215	$4,517,150
Net investment income	3,060,136	3,175,870	2,235,897
Other income	765,989	498,130	357,530
Benefits paid	(5,484,988)	(6,166,272)	(6,961,809)
Net transfers to separate account	(1,078,235)	(270,283)	(11,717)
Insurance expenses paid	(1,758,675)	(1,653,353)	(1,313,859)
Federal income taxes recovered (paid)	81,970	(11,230)	(57,757)
Net cash provided (used) by operating activities	(1,556,229)	1,978,077	(1,234,565)

INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid
Bonds	9,732,902	6,609,212	7,456,372
Preferred and common stocks	123,237	247,623	680,905
Mortgage loans	737,157	662,927	407,525
Other invested assets	567,394	291,511	295,808
Miscellaneous proceeds	56,563	6,178	5,476
Cost of investments acquired
Bonds	(12,741,850)	(7,499,619)	(5,542,615)
Preferred and common stocks	(1,252,781)	(1,177,054)	(711,564)
Mortgage loans	(838,855)	(792,868)	(382,133)
Real estate	(1,110)	(161)	(1,974)
Other invested assets	(808,433)	(428,016)	(1,085,829)
Miscellaneous applications	(188,371)	(256,412)	(95,602)
Net change in policy loans	(69,212)	(67,477)	(68,906)
Net cash provided (used) in investing activities	(4,683,359)	(2,404,156)	957,463

FINANCING ACTIVITIES
Capital and paid in surplus	—	100,000	—
Net change in collateral liability	204,106	53,106	207,158
Net change in repurchase agreements and FHLB advances	(120,350)	(121,397)	(39,947)
Net deposits (withdrawals) on deposit-type contract	1,749,187	901,050	(55,671)
Dividends paid to stockholder	(360,000)	(600,000)	(320,000)
Net change in funds held under reinsurance	3,359,452	1,290,671	1,096,456
Net change in remittances and items not allocated	67,791	(244,002)	351,342
Other cash provided	39,285	56,438	24,671
Net cash provided by financing activities and other sources	4,939,471	1,435,866	1,264,010

RECONCILIATION OF CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS
Net change in cash, cash equivalents and short-term investments	(1,300,117)	1,009,787	986,908
Cash, cash equivalents and short-term investments:
Beginning of year	2,719,145	1,709,358	722,450
End of year	$1,419,028	$2,719,145	$1,709,358

The accompanying notes are an integral part of these statutory basis financial statements.
7

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF CASH FLOWS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 and 2023
(Dollars in Thousands)

	2025	2024	2023
SUPPLEMENTAL CASH FLOW
Non-cash from operating:
Bond and mortgage loan interest capitalization	$(65,150)	$(84,830)	$(63,298)
Non-cash dividend to parent - investment income	(3,021)	—	—
Non-cash from investing:
Bonds and Other Invested Assets (OIA) proceeds from restructure	(254,643)	(608,328)	—
Bonds and OIA acquired in restructure	240,894	608,328	—
Bonds and stocks proceeds from exchange transactions	(864,991)	(610,564)	—
Bonds and stocks acquired in exchange transactions	878,740	610,564	—
OIA acquired as a result of transfers	665,733	999	—
Bond proceeds as a result of transfers	(665,733)	(999)	—
Bond and mortgage loan interest capitalization	65,150	84,830	63,298
Non-cash dividend to parent - OIA proceeds	(20,000)	—	—
Non-cash from financing:
Non-cash dividend to parent	23,021	—	—
The accompanying notes are an integral part of these statutory basis financial statements.
8

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 and 2023
(Dollars in Thousands)

1.NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES AND PROCEDURES
Organization
Midland National Life Insurance Company (“Midland National” or the “Company”) is a stock life insurance company domiciled in the state of Iowa. The Company operates predominantly in the individual life and annuity business of the life insurance industry and is licensed to operate in 49 states, the District of Columbia, and several U.S. territories. The Company is a wholly owned subsidiary of Sammons Financial Group, Inc. (“SFG”), which is an indirect wholly owned subsidiary of Sammons Enterprises, Inc. (“SEI”). MNL Reinsurance Company (“MNL Re”), Solberg Reinsurance Company (“Solberg Re”) and Canal Reinsurance Company (“Canal Re”), subsidiaries of Midland National, are captive reinsurance companies domiciled in Iowa, and New Roots M Trust (“NRMT”), Stone Roots M Trust (“SRMT”), and Ton Roots M Trust (“TRMT”), are investment subsidiaries of Midland National. The Company is affiliated through common ownership with North American Company for Life and Health Insurance (“North American”), including its subsidiaries New Roots N Trust ("NRNT"), Stone Roots N Trust ("SRNT"), Ton Roots N Trust ("TRNT") and Lantern Insurance Company ("Lantern"), Sammons Institutional Group, Inc. (“SIG”), Sammons Financial Network, LLC (“SFN”), SFG Tenura, LLC (“Tenura”), Heyday Insurance Agency, LLC (“Heyday”), SFG Bermuda, LTD (“SFG Bermuda”), Property Disposition, Inc. (“PDI”), SFG Asset Management, LLC ("SFGAM"), SFG Fortuna ("Fortuna"), My Financial Freedom ("MFF"), SFG US Insurance Holdings LLC ("USIH") and Sammons Financial Group Wealth Management Holdings, LLC (“SFGWM”), including its subsidiaries Beacon Capital Management, Inc. (“Beacon”), NorthRock Partners Holdco, LLC ("NorthRock"), and Wealthcare LLC (“Wealthcare”).
Basis of presentation
The Company is domiciled in Iowa and prepares its statutory basis financial statements in accordance with accounting practices prescribed or permitted by the Iowa Insurance Division. Prescribed statutory accounting practices ("SAP") include state laws, regulations and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners (“NAIC”), including the NAIC Annual Statement Instructions, and the NAIC Accounting Practices and Procedures Manual (“NAIC SAP”). The NAIC SAP was promulgated within a set of approved and published Statements of Statutory Accounting Principles (“SSAP”). Permitted practices encompass all accounting practices not so prescribed. The Company’s capital and surplus was adequate for regulatory purposes prior to the effect of the prescribed practices described below and would not have been subject to a risk-based capital triggering event. The Company’s financial statements reflect the following prescribed practices in 2025, 2024 and 2023:
a.Iowa Bulletin 07-06 – In 2006 the Commissioner of Insurance of the State of Iowa issued Bulletin 07-06 that provides a prescribed practice for Iowa domiciled companies. This bulletin allows assets held in a separate account where general account guarantees are present, to be carried at other than fair value with prior approval of the commissioner. The Company has received such approval for certain assets within its Bank-Owned Life Insurance (“BOLI”), Pension Risk Transfer (“PRT”) and Registered Index-Linked Annuity (“RILA”) Separate Accounts. As a result of that approval and in accordance with SSAP No. 56 - Separate Accounts, those certain assets held in the separate accounts are carried at the same basis they would be if they were held by the general account. The impact of
9

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 and 2023
(Dollars in Thousands)

applying this prescribed practice had no impact on 2025 statutory net income; however, capital and surplus as of December 31, 2025 is increased by $212,455 as a result of this prescribed practice. The impact of applying this prescribed practice had no impact on 2024 statutory net income; however, capital and surplus as of December 31, 2024 is increased by $299,073 as a result of this prescribed practice. The impact of applying this prescribed practice had no impact on 2023 statutory net income; however, capital and surplus as of December 31, 2023 is increased by $253,580 as a result of this prescribed practice.
b.Iowa Administrative Code 191 – Chapter 97, “Accounting for Certain Derivative Instruments Used to Hedge the Growth in Interest Credited for Indexed Insurance Products and Accounting for the Indexed Insurance Products Reserve” (“IAC 191-97”). This prescribed practice allows insurance companies domiciled in Iowa to account for eligible derivative assets at amortized cost, if the insurance company can demonstrate it meets the criteria for an economic hedge. Eligible derivative assets include call or put options that are purchased to hedge the growth in interest credited to an indexed product as a direct result of changes in the related external index or indices, or call or put options that are written to offset all or a portion of a purchased call or put option. Other derivative instruments such as index futures, swaps and swaptions that may be used to hedge the growth in interest credited to the policy as a direct result of changes in the related indices would still be accounted for at fair value since an amortized cost for those instruments does not exist. IAC 191-97 also prescribes that insurance companies determine indexed annuity reserve calculations based on the Guideline 35 Reserve assuming the fair value of the call option(s) associated with the current index term is zero, regardless of the observable market for such option(s). At the conclusion of the index term, credited interest is reflected in the reserve as realized, based on actual index performance. This prescribed accounting practice must be applied to both the indexed reserves and the call/put options used to hedge indexed insurance products. The impact of applying this prescribed practice decreased the Company’s statutory net income for the year ended December 31, 2025 by $192,110 and the cumulative effect on capital and surplus at December 31, 2025 was a decrease of $443,667. The impact of applying this prescribed practice increased the Company’s statutory net income for the year ended December 31, 2024 by $25,434 and the cumulative effect on capital and surplus at December 31, 2024 was a decrease of $251,557. The impact of applying this prescribed practice decreased the Company’s statutory net income for the year ended December 31, 2023 by $348,606 and the cumulative effect on capital and surplus at December 31, 2023 was a decrease of $276,991.
Under either the NAIC basis or the IAC 191-97, the Company elects to establish a voluntary reserve to offset the timing mismatch between the derivative instruments and the hedged liabilities, if that mismatch results in an increase in surplus. Under the IAC 191-97, a timing mismatch occurs related to the emergence of earnings. The impact of equity markets is reflected in investment income from futures during the policyholder’s contract years, but is not reflected in the reserve until the policy anniversary, at which time the index credit is applied to the account value. The voluntary reserve established as of December 31, 2025 is $26,431 which offsets the portion of investment income on futures that has been determined to represent earnings that will be used to fund index credits that have not yet been applied to policy account balances. This eliminates the mismatch of the assets and the liabilities calculated in accordance with IAC 191-97. Under the NAIC basis, a voluntary reserve of $470,098 would have been established as of December 31, 2025 to eliminate the timing mismatch of the assets and liabilities. The impact of applying this prescribed practice, net of the effect of the difference between the above mentioned voluntary reserve and the voluntary reserve that would have
10

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 and 2023
(Dollars in Thousands)

been established without the prescribed practice resulted in no impact to the Company’s statutory net income for the year ended December 31, 2025 and there was no cumulative impact on the Company’s capital and surplus at December 31, 2025. The voluntary reserve established as of December 31, 2024 was $35,576 which offsets the portion of investment income on futures that has been determined to represent earnings that will be used to fund index credits that have not yet been applied to policy account balances. This eliminates the mismatch of the assets and liabilities calculated in accordance with IAC 191-97. Under the NAIC basis, a voluntary reserve of $287,133 would have been established as of December 31, 2024 to eliminate the timing mismatch of the assets and liabilities. The impact of applying this prescribed practice, net of the effect of the difference between the above mentioned voluntary reserve and the voluntary reserve that would have been established without the prescribed practice resulted in no impact to the Company’s statutory net income for the year ended December 31, 2024 and there was no cumulative impact on the Company’s capital and surplus at December 31, 2024. The voluntary reserve established as of December 31, 2023 was $6,374 which offsets the portion of investment income on futures that has been determined to represent earnings that will be used to fund index credits that have not yet been applied to policy account balances. This eliminates the mismatch of the assets and liabilities calculated in accordance with IAC 191-97. Under the NAIC basis, a voluntary reserve of $283,365 would have been established as of December 31, 2023 to eliminate the timing mismatch of the assets and liabilities. The impact of applying this prescribed practice, net of the effect of the difference between the above mentioned voluntary reserve and the voluntary reserve that would have been established without the prescribed practice resulted in a decrease to the Company’s statutory net income of $71,615 for the year ended December 31, 2023 and there was no cumulative impact on the Company’s capital and surplus at December 31, 2023.
c.Iowa Administrative Code 191 – Chapter 43, “Annuity Mortality Tables For Use in Determining Reserve Liabilities For Annuities” (“IAC 191-43”) allows a prescribed practice for Iowa domiciled companies. This prescribed practice allows insurance companies domiciled in Iowa to use the Annuity 2000 Mortality Table for determining the minimum standard of valuation for annuities issued during 2015. SSAP 51 requires the 2012 Individual Annuity Reserving (“IAR”) Mortality Table for determining the minimum standard of valuation for annuities issued on or after January 1, 2015. The impact of applying this prescribed practice decreased the Company’s statutory net income for the year ended December 31, 2025 by $2,249 and the cumulative effect on capital and surplus at December 31, 2025 was an increase of $17,686. The impact of applying this prescribed practice decreased the Company’s statutory net income for the year ended December 31, 2024 by $391 and the cumulative effect on capital and surplus at December 31, 2024 was an increase of $19,935. The impact of applying this prescribed practice increased the Company’s statutory net income for the year ended December 31, 2023 by $150 and the cumulative effect on capital and surplus at December 31, 2023 was an increase of $20,326.
11

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 and 2023
(Dollars in Thousands)

The following table compares the Company’s statutory income and capital and surplus according to the NAIC practices to those prescribed by the State of Iowa:

	For the years ended December 31,
	2025	2024	2023
Net Income:
(1) Midland National state basis	$312,457	$696,959	$321,233
(2) State prescribed practice that increase (decrease) NAIC SAP:
(a) Economic hedge of call option derivative assets (IAC 191-97)	(192,110)	25,434	(348,606)
(b) Deferral of 2012 annuity mortality table (IAC 191-43)	(2,249)	(391)	150
(3) NAIC SAP (1-2=3)	$506,816	$671,916	$669,689

Surplus:
(4) Midland National state basis	$5,139,913	$4,993,366	$4,898,593
(5) State prescribed practices that increase (decrease) NAIC SAP:
(a) Book value of separate account assets (Bulletin 07-06)	212,455	299,073	253,580
(b) Economic hedge of call option derivative assets (IAC 191-97)	(443,667)	(251,557)	(276,991)
(c) Deferral of 2012 annuity mortality table (IAC 191-43)	17,686	19,935	20,326
(6) NAIC SAP (4-5=6)	$5,353,439	$4,925,915	$4,901,678
The Company has coinsurance agreements with MNL Re, Solberg Re and Canal Re, which are affiliated limited purpose subsidiary life insurance companies. The Company recognizes reserve credits under these agreements. The reserve credits at MNL Re, Solberg Re and Canal Re are supported by contingent note guarantees ("LLC Notes"). The LLC Notes held by MNL Re, Solberg Re and Canal Re function in a manner similar to a standby letter of credit and for which the Company is a beneficiary, are admitted assets under Iowa prescribed practice and the surplus generated by the prescribed practice has been retained in the carrying value of MNL Re, Solberg Re and Canal Re. Under NAIC Accounting principles, the LLC Notes would be non-admitted assets.
The impact of the Company’s limited purpose subsidiary life insurance companies applying this prescribed practice has no impact on the Company’s statutory net income but the cumulative effect on the Company's capital and surplus was an increase of $1,848,507, $1,792,287, and $1,720,567 as of December 31, 2025, 2024, and 2023, respectively.
If the Company’s subsidiaries had not utilized this prescribed practice, the result would not have triggered a regulatory event at the Company.
The Company’s investment in MNL Re, Solberg Re and Canal Re at December 31, 2025 was $91,574, $65,398 and $165,320, respectively. If the Company’s subsidiaries had not used this prescribed practice, the Company’s investment in MNL Re, Solberg Re and Canal Re at December 31, 2025, respectively, would have been negative $704,288, negative $379,170 and negative $442,757.

12

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 and 2023
(Dollars in Thousands)

The Company reports investment income ceded on funds withheld coinsurance as part of revenue in the statements of operations. Under SAP, investment income ceded on funds withheld coinsurance should be reported as an expense. The difference in presentation does not impact the Company’s statutory net income nor the Company’s capital and surplus. The Iowa Insurance Division does not object to the Company’s presentation of investment income ceded on funds withheld coinsurance.
SAP differs in some respects from accounting principles generally accepted in the United States (“GAAP”). The more significant of these differences are as follows:
•Acquisition costs of acquiring new business are charged to current operations as incurred rather than deferred and amortized on a constant level basis over the expected term of the contract;
•Policy reserves on traditional life products are based on statutory mortality and interest rate assumptions, which may differ from reserves determined under GAAP using best-estimate assumptions for mortality, interest and policyholder behavior. In addition, SAP requires additional reserves according to actuarial guidelines that are not required for GAAP;
•Policy reserves on universal life and investment products are based on discounting methodologies utilizing statutory interest rates rather than interest rates used to calculate full account values. In addition, SAP requires additional reserves according to actuarial guidelines that are not required by GAAP;
•Changes in deferred tax assets (“DTAs”) are recorded directly to surplus as opposed to being an item of income tax benefit or expenses for GAAP. Admittance testing may result in a charge to surplus for non-admitted portions of DTAs;
•An Interest Maintenance Reserve (“IMR”) liability, prescribed by the NAIC, reflects the net accumulated unamortized realized capital gains and losses, net of tax, attributable to changes in market interest rates. Such gains and losses are deferred into the reserve when incurred, rather than recognized as gains or losses in the statement of operations, then amortized back into operations over the expected remaining period to maturity of the investment that was sold. When cumulative capital losses exceed capital gains, a negative IMR liability occurs in which case admittance is subject to certain restrictions. There were non-admitted IMR assets of $31,033 and $34,790 recorded at 2025 and 2024, respectively;
•An Asset Valuation Reserve (“AVR”) liability has been recorded in accordance with the formula prescribed by the NAIC which represents a provision for future impairments of bonds, equity securities, mortgage loans, real estate and other invested assets including temporary declines in the estimated realizable value of such investments. Changes in the AVR reserve are charged directly to unassigned surplus;
13

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 and 2023
(Dollars in Thousands)

•Under SAP, certain assets designated as “non-admitted assets” are excluded from the statements of admitted assets, liabilities and capital and surplus and are charged directly to statutory unassigned surplus as follows:

	2025	2024	Changes in 2025
Policy loans	$1,698	$1,489	$209
Agents' balances	12,319	13,310	(991)
Amounts recoverable from reinsurers	174	37	137
Net deferred tax asset	195,618	175,990	19,628
Software	19,900	43,745	(23,845)
Furniture and equipment	566	745	(179)
Other assets	88,951	95,795	(6,844)
Total nonadmitted assets	$319,226	$331,111	$(11,885)
Under GAAP, such assets would be recorded at their net realizable or book value;
•For universal life and investment products, revenues consist of premiums received rather than policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed; benefits consist of amounts incurred rather than the excess of the benefits incurred over the policy account value released;
•Available-for-sale and trading bonds rated by the NAIC as one through five are reported at amortized cost rather than fair value. Available-for-sale and trading bonds rated by the NAIC as six are reported at the lower of amortized cost or fair value with changes in fair value reported as a change in surplus. For any bonds carried at fair value, the change in unrealized gains and losses would be reported as a component of surplus net of related income taxes. Credit impairments directly reduce the amortized cost of the impaired securities. Under GAAP reporting, available-for-sale and trading bonds are reported at fair value. For available-for-sale securities, changes in fair value due to drivers other than credit are presented as a component of other comprehensive income. An allowance for expected credit losses is recognized against potentially credit impaired securities with the change in the allowance recognized as a component of net income. All changes in the fair value of trading securities are recognized as a component of net income;
•Debt securities must meet a principles-based bond definitions ("PBBD") in order to be reported as bonds under SAP, whereas a PBBD does not exist under GAAP;
•Redeemable preferred stocks rated one through three are reported at amortized cost. Redeemable preferred stocks rated by the NAIC as four through six are reported at the lower of amortized cost or fair value with changes in fair value reported as a change in surplus. Under GAAP, redeemable preferred stocks are reported at fair value with changes in fair value presented as a component of other comprehensive income. Perpetual preferred stocks are carried at fair value not to exceed the current effective call price, regardless of NAIC designations. Unrealized gains and losses are recognized in surplus. Under GAAP, perpetual preferred stocks are reported at fair value with change in fair value presented as a component of earnings;
14

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 and 2023
(Dollars in Thousands)

•Common stocks, other than common stocks of affiliates, are reported at fair value with changes in fair value reported as a change in surplus. Under GAAP, common stocks, other than common stocks of affiliates, are reported at fair value with changes in fair value presented as a component of net income;
•Common stock of insurance subsidiaries is recorded based on the underlying audited statutory equity of the respective entity’s financial statements. GAAP requires consolidation of subsidiaries;
•Common stock of trust subsidiaries is recorded based on the underlying audited GAAP equity of the respective entity’s financial statements. GAAP requires consolidation of subsidiaries;
•The assets and liabilities for reinsurance transactions are generally recorded on a net basis versus a gross basis for GAAP;
•In accordance with IAC 191-97, option derivative instruments that hedge the growth in interest credited to the hedged policy as a direct result of changes in the related indices are carried on the statutory statements of admitted assets, liabilities and capital and surplus at amortized cost and any amortization or proceeds from terminated or expired options is reported in income. Other derivative instruments, such as index futures that are used to hedge the growth in interest credited to the hedged policy as a direct result of changes in the related indices, are carried at fair value since an amortized cost for these instruments does not exist and the change in fair values is reported as income. Other derivative instruments not qualifying for hedge accounting are carried at fair value with changes in the fair value being recorded directly to unassigned surplus. Derivative instruments not qualifying for hedge accounting are carried on the GAAP balance sheet at fair value, with changes in fair value recognized through income. Under GAAP, indexed life and annuity liabilities and funds withheld coinsurance treaties include embedded derivatives and the change in fair value of the embedded derivative is recognized through income;
•Under SAP, the statements of cash flow reconcile to changes in cash, cash equivalents and short-term investments with original maturities of one year or less. Under GAAP, the statements of cash flow reconcile to changes in cash;
•Recognition of the changes in equity from limited partnership investments is recorded directly to surplus under SAP reporting purposes; whereas for GAAP reporting, the equity method reports the change in the equity value through earnings as a component of net investment income;
•The Company, in accordance with GAAP, performs an analysis related to variable interest entities (“VIE”) on all entities with which it has a financial interest to determine if financial results require consolidation as a primary beneficiary of the VIE. SAP reporting requirements do not require such an analysis;
•Surplus notes issued by the Company are included in capital and surplus under SAP whereas GAAP reporting includes surplus notes in debt;
•Under SAP, when total consideration received on securities called before their maturity is greater than the par value of that security, the excess of consideration received over par value is reported as net investment income, while the excess of par value over book value is reported as realized capital gains.
15

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 and 2023
(Dollars in Thousands)

Under GAAP reporting there is no such requirement to bifurcate total consideration between net investment income and realized capital gains/(losses). As such, the Company recognizes the excess of total consideration received over book value as part of realized capital gains/(losses) for GAAP reporting purposes;
•Certain group annuity and universal life contracts, which do not pass through all investment gains to contract holders, are maintained in the separate accounts, whereas GAAP reports these contracts in the general account assets and liabilities of the Company; and
•Under SAP, all leases are considered to be operating leases and rental expense is recognized over the lease term without recognition of a right-to-use asset or lease liability. GAAP requires recognition of a right-of-use asset and lease liability on the balance sheet for all operating and capital leases.
Other significant accounting policies are as follows:
Use of estimates
The preparation of the financial statements in conformity with SAP requires management to make estimates and assumptions that affect the reported amounts of admitted assets and liabilities and disclosure of contingent assets and liabilities at the dates of the statements of admitted assets, liabilities and capital and surplus, and reported amounts of revenues and benefits and expenses during the reporting periods. Actual results could differ significantly from those estimates.
The most significant areas that require the use of management’s estimates relate to the determination of the fair values of financial assets and liabilities, derivatives and derivative instruments, impairments of securities, income taxes, and liabilities for future policy benefits.
Fair value of financial assets, financial liabilities and financial instruments
Fair value estimates are significantly affected by the assumptions used, including discount rates and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in some cases, could not be realized in the immediate settlement of the instruments. Certain financial liabilities (including non-investment type insurance contracts) and all nonfinancial instruments are excluded from the disclosure requirements. Accordingly, the aggregate fair value amounts presented in Note 2 may not represent the underlying value to the Company.
The Company uses the following methods and assumptions in estimating the fair value of its financial instruments:
Investment securities
Fair value for bonds and preferred stocks is obtained primarily from independent pricing sources, broker quotes and fair value/cash flow models. Fair value is based on quoted market prices, where available. For bonds and preferred stocks not actively traded, fair value is estimated using values obtained from independent pricing services or broker quotes. When values are not available from pricing services or
16

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 and 2023
(Dollars in Thousands)

broker quotes, such as private placements including corporate securities, asset-backed securities, commercial mortgage-backed securities and residential mortgage-backed securities, fair value may be estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair value of unaffiliated common stocks is based on quoted market prices, where available, and for those common stocks not actively traded, fair values are obtained from independent pricing services or internal fair value/cash flow models.
Mortgage loans
Fair value for mortgage loans is estimated using a duration-adjusted pricing methodology that reflects changes in market interest rates and the specific interest-rate sensitivity of each mortgage. Price changes derived from the monthly duration-adjustments are applied to the mortgage portfolio. Each modeled mortgage is assigned a spread corresponding to its risk profile. These spreads are adjusted for current market conditions. The discount rates used include internally generated illiquidity and default factors.
Cash, cash equivalents and short-term investments
Cash consists of deposits held by various commercial and custodial banks. Cash equivalents consists of short-term highly liquid investments, which are readily convertible to cash. Short-term investments primarily consist of fixed income securities acquired with less than one year to maturity. The Company has deposits with certain financial institutions which exceed federally insured limits. Fair value approximates amortized cost due to the nature and short-term duration of cash, cash equivalents and short-term investments.
Derivative instruments
Fair value for options is based on internal financial models or counterparty quoted prices. Variation margin accounts, consisting of cash balances applicable to open futures contracts, held by counterparties are reported at the cash balances, which is equal to fair value. Fair value for interest rate swaps and foreign currency forwards is based on exchange prices, broker quoted prices or fair values provided by the counterparties.
Other invested assets
Other invested assets consist of limited partnerships, limited liability companies, debt securities that do not qualify as bonds, residual equity interests, collateral loans, surplus notes and reverse mortgages. The fair value of limited partnerships and limited liability companies is the Company's share of each entity's underlying equity reported to the Company. There is a limited market for these other invested assets and the fair value is determined based on inputs received from the entities. Residual equity interests are carried at the lower of amortized cost or fair value. Debt securities that do not qualify as bonds are carried at the lower of amortized cost or fair value. Collateral loans, surplus notes and reverse mortgages are carried at amortized cost. Fair value of debt securities that do not qualify as bonds, residual equity interests, surplus notes and collateral loans are obtained using the same techniques as investment securities. Fair value for reverse mortgages are obtain using the same techniques as mortgage loans.

17

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 and 2023
(Dollars in Thousands)

Company owned life insurance
The Company is the owner and beneficiary of life insurance policies reported at their cash surrender values pursuant to SSAP No. 21R in the statements of admitted assets, liabilities and capital and surplus. The underlying investment characteristics of the investment vehicle are categorized as follows at December 31:

	2025	2024
Bonds	$616,408	$451,093
Mutual funds	42,477	41,094
Cash and short-term investments	74,684	76,823
Other invested assets	1,455,109	1,458,264
Total company owned life insurance	$2,188,678	$2,027,274
Investment-type insurance contracts
Fair value for the Company’s liabilities under investment-type insurance contracts is estimated using two methods. For those contracts without a defined maturity, the fair value is estimated as the amount payable on demand (cash surrender value). For those contracts with known maturities, fair value is estimated using discounted cash flow calculations using interest rates currently being offered for similar contracts with maturities consistent with the contracts being valued. The reported value of the Company’s investment-type insurance contracts includes the fair value of indexed life and annuity embedded derivatives which are calculated using discounted cash flow valuation techniques based on current interest rates adjusted to reflect credit risk and additional risk margins.
Separate accounts
Non-insulated separate account assets consist of cash equivalents, preferred stocks, bonds and options, and non-insulated separate account liabilities consist of written options. The fair value methodology of these assets and liabilities are disclosed above. Insulated variable separate account assets are reported at estimated fair value in the consolidated balance sheets based on quoted net asset values of the underlying mutual funds
Repurchase agreements, Federal Home Loan Bank (“FHLB”) advances and collateral on derivative instruments
The fair value of the Company’s repurchase agreements is tied to the fair value of the underlying collateral securities. The fair value of FHLB advances is estimated using a discounted cash flow calculation with the current interest rate and maturity of the contract. The fair value of collateral on derivative instruments approximates the carrying value due to the short-term nature of the investment. These investments primarily consist of cash and fixed income securities.

18

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 and 2023
(Dollars in Thousands)

Investments and Investment Income
Bonds
Issuer credit obligations (“ICO”), or debt securities backed by the general creditworthiness of an operating entity, are generally reported at amortized cost using the constant yield interest method. Bonds with an NAIC designation of six are reported at the lower of amortized cost or fair value. If a decline in fair value is determined to be other-than-temporary, the impairment is recognized as a realized loss.
Asset-backed securities (“ABS”), which are debt securities whose repayment is primarily derived from the cash flows of a defined pool of underlying assets, are accounted for in accordance with SSAP No. 43. Income on these securities is recognized using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. Changes in estimated cash flows, including differences between actual and anticipated prepayments, require recalculation of the effective yield. For most ABS, changes in estimated cash flows are accounted for using the prospective method, which adjusts the effective yield for future periods. For high-credit-quality ABS, changes in estimated cash flows are accounted for using the retrospective method, which adjusts the yield based on actual payments received to date and revised expectations of future cash flows. This adjustment is included in net investment income. Included in this category are approximately $7,865 and $9,366 of mortgage-backed securities that are all or partially collateralized by sub-prime mortgages at December 31, 2025 and 2024, respectively. A sub-prime mortgage is defined as a mortgage with one or more of the following attributes: weak credit score, high debt-to-income ratio, high loan-to-value ratio or undocumented income. At both December 31, 2025 and 2024, 99% of the Company’s securities with sub-prime exposure are rated as investment grade.
Stocks
Perpetual preferred stocks are carried at fair value, not to exceed the current stated call price. Redeemable preferred stocks are stated at cost except for those with an NAIC designation of four through six are stated at the lower of cost or fair value. Dividend income is recognized when dividends are declared.
Investments in common stocks are carried at fair value, which is based on NAIC Securities Valuation Office (“SVO”) prices. For common stocks without SVO prices, fair value is estimated using independent pricing services or internally developed pricing models.
Investments in certain funds are measured at fair value using net asset value (“NAV”) as a practical expedient. These investments do not have a readily determinable fair value and are measured at NAV as reported by the fund managers.
Investment in common stocks of the affiliated insurance subsidiaries are valued at audited statutory capital and surplus. The audited statutory capital and surplus of MNL Re, Solberg Re and Canal Re reflects the utilization of prescribed practices allowed by the state of Iowa for reinsurance transactions entered into by MNL Re, Solberg Re and Canal Re with the Company and North American. Refer to Note 9 for further discussion of the reinsurance transactions and prescribed practices for MNL Re, Solberg Re and Canal Re. Undistributed earnings or losses of the subsidiary are reflected as unrealized capital gains and losses directly in unassigned surplus.
19

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 and 2023
(Dollars in Thousands)

Investments in common stock of affiliated subsidiaries NRMT, SRMT, and TRMT are valued at audited GAAP equity. Undistributed earnings or losses of the subsidiary are reflected as unrealized capital gains and losses directly in unassigned surplus.
Unrealized appreciation or depreciation on unaffiliated common stocks are reflected as unrealized capital gains and losses directly in unassigned surplus.
Mortgage loans
Mortgage loans consist principally of commercial mortgage loans and are carried at the adjusted unpaid balances. The mortgage portfolio invests primarily in larger metropolitan areas across the U.S. and is diversified by type of property. Property and casualty insurance is required on all properties covered by mortgage loans at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings. Interest income on non-performing loans is generally recognized on a cash basis.
Policy loans
Policy loans are carried at the unpaid principal balance to the extent it does not exceed the cash surrender value. Amounts in excess of cash surrender value are non-admitted.
Cash, cash equivalents and short-term investments
Cash is stated at cost and and cash equivalents and short-term investments acquired with less than one year to maturity are stated at amortized cost.
Other invested assets
Other invested assets are comprised of limited partnerships, limited liability companies, debt securities that do not qualify as bonds, residual equity interests, collateral loans, surplus notes and reverse mortgages. Limited partnerships and limited liability companies are valued in accordance with SSAP No. 48, Joint Ventures, Partnerships, and Limited Liability Companies and SSAP No. 97, Investments in Subsidiary, Controlled, and Affiliated Entities, a replacement of SSAP No. 88 that allow the Company to carry these interests based on the underlying tax or GAAP audited equity of the investee. Debt securities that do not qualify as bonds are carried at the lower of amortized cost or fair value under SSAP No. 21, residual equity interests are carried at the lower of amortized cost under the allowable earned yield or fair value under SSAP No. 43, surplus notes are carried at amortized cost under SSAP No. 21 and collateral loans are carried at amortized cost under SSAP No. 21, respectively. The reverse mortgages are first liens on the related residential properties located primarily in California and Florida. These reverse mortgages are valued in accordance with SSAP No. 39, Reverse Mortgages that allow the Company to carry these securities at remaining principal balances. Income on reverse mortgages is recognized using effective yield based on the contractual interest rate and anticipated repayment of the mortgage.
Other-than-temporary impairment losses
The Company reviews its investments to determine if declines in fair value are other-than-temporary. If the fair value of a fixed income security is less than its amortized cost basis or an equity security is less
20

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 and 2023
(Dollars in Thousands)

than its original cost basis at the statements of admitted assets, liabilities, and capital and surplus date, the Company must assess whether the impairment is other-than-temporary.
The Company evaluates factors in its assessment of whether a decline in value is other-than-temporary. Some of the factors evaluated include the issuer’s ability to pay the amounts due according to the contractual terms of the investment, the length of time and magnitude by which the fair value is less than amortized cost, adverse conditions specifically related to the security, changes to the rating of the security by a rating agency, changes in the quality of underlying credit enhancements and changes in the fair value of the security subsequent to the statements of admitted assets, liabilities, and capital and surplus date.
When an other-than-temporary impairment (“OTTI”) has occurred, the amount of the impairment charged against earnings depends on whether the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis. If the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis, the entire impairment is recognized as a charge against earnings. If the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security before recovery of its amortized cost basis, the impairment is bifurcated into an interest related loss and a non-interest related loss for asset-backed securities. The non-interest related loss is measured as the difference between the present value of cash flows expected to be collected from the asset-backed security's amortized cost. The amount of the non-interest related loss is recognized as a charge against earnings. The difference between the fair value of the impaired asset-backed security and the present value of cash flows expected to be collected is the interest related impairment. For stocks and issuer credit obligations the impairment is not bifurcated and is charged against earnings.
The Company uses a single best estimate of cash flows approach and uses the effective yield prior to the date of impairment to calculate the present value of cash flows. The Company’s assumptions for asset-backed securities includes collateral pledged, scheduled interest payments, default levels, delinquency rates and the level of nonperforming assets for the remainder of the investments’ expected term. The Company’s assumptions for corporate and other fixed maturity securities include scheduled interest payments and an estimated recovery value, generally based on a percentage return of the current market value.
After an other-than-temporary write-down, the new cost basis is the prior amortized cost less the non-interest related loss. The adjusted cost basis is generally not adjusted for subsequent recoveries in fair value. However, if the Company can reasonably estimate future cash flows after a write-down and the expected cash flows indicate some or all of the non-interest related loss will be recovered, the discount or reduced premium recorded is amortized over the remaining life of the security. Amortization in this instance is computed using the prospective method and is determined based on the current estimate of the amount and timing of future cash flows.
For common and preferred stocks, OTTI has occurred when the Company determines that it does not have the ability or intent to hold the security until a recovery of the original cost or the Company determines that the security will not recover to original cost within a reasonable amount of time. The Company determines what constitutes a reasonable amount of time on a security by security basis by considering all available evidence including the length of time and magnitude by which the fair value of the security is less than original cost.
21

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 and 2023
(Dollars in Thousands)

Investment income
Investment income is recorded when earned and includes interest and dividends received and accrued, amortization of purchased premium and accretion of discounts on securities and options, certain proceeds from derivatives and cash distributions from limited partnerships to the extent of undistributed accumulated earnings attributable to that investee. Investment expenses are reported as a reduction in investment income.
Net realized investment gains (losses)
Realized capital gains and losses are determined on the basis of specific identification and are reported net of related federal taxes and IMR.
Net unrealized investment gains (losses)
Unrealized capital gains and losses on bonds, preferred stocks, unaffiliated common stocks and residual equity interests, undistributed earnings or losses on affiliated common stocks, derivatives that do not qualify for hedge accounting, equity earnings of limited partnerships, and debt securities that do not qualify as bonds are reported as a component of surplus net of related income taxes.
See Note 3 for further discussion of the Company’s investments and investment income.
Derivatives and derivative instruments
Derivative instruments consist of options, futures, interest rate swaps, and foreign currency forwards. Futures are reported at the cash balances held in counterparty variation margin accounts, which equals fair value. Options, interest rate swaps and foreign currency forwards are reported at fair value, with the exception of call and put options which are carried in accordance with IAC 191-97 as discussed in the prescribed practice footnote. The Company does not sell or settle its options prior to maturity.
The Company primarily uses derivative instruments to manage its fixed indexed and policy obligation interest guarantees and interest rate risks applicable to its investments. To mitigate these risks, the Company enters into interest rate swaps, futures contracts and equity indexed call and put options. To qualify for hedge accounting, the Company is required to formally document the hedging relationship at the inception of each derivative transaction. This documentation includes the specific derivative instrument, risk management objective, hedging strategy, identification of the hedged item, specific risk being hedged and how effectiveness will be assessed. To be considered an effective hedge, the derivative must be highly effective in offsetting the variability of the cash flows or the changes in fair value of the hedged item. Effectiveness is evaluated on a retrospective and prospective basis. The Company has no derivatives that are accounted for under hedge accounting. The Company also uses foreign currency forwards to protect itself against currency fluctuations on financial instruments denominated in foreign currencies.
The agreements between the Company and its derivatives counterparties require the posting of collateral when the fair value of the derivative instruments exceeds the cost of the instruments. Collateral posted by counterparties is reported in the statements of admitted assets, liabilities, and capital and surplus as a component of cash, cash equivalents, and short-term investments with a corresponding liability reported
22

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 and 2023
(Dollars in Thousands)

as a component of repurchase agreements, FHLB advances and collateral on derivative instruments. Collateral posted by the Company is reported in the statements of admitted assets, liabilities, and capital and surplus as a component of other invested assets.
Cash flows associated with option and future derivative instruments, including related gains and losses, are reported in the statement of cash flows within net investment income. Net realized gains and losses from foreign currency forward derivative instruments are deferred in IMR, in accordance with SSAP No. 86.
See Note 4 for further discussion of the Company’s derivatives and derivative instruments.
Accrued investment income
Accrued investment income consists of amounts due on invested assets. It excludes amounts the Company does not expect to receive or is 90 days past due. The aggregate deferred interest was $29,329 and $27,739 at December 31, 2025 and 2024, respectively. The cumulative amounts of paid-in-kind (“PIK”) interest included in the current principal balance was $212,588 and $168,487 at December 31, 2025 and 2024, respectively. At December 31, 2025 and 2024, the gross, nonadmitted, and admitted interest income due and accrued was as follows:

	2025	2024
Gross	$588,577	$523,659
Nonadmitted	—	—
Admitted	588,577	523,659
Interest maintenance reserve
During 2023, the Statutory Accounting Principles Working Group (“SAPWG”) adopted INT 23-01, allowing admittance of net negative IMR subject to certain exclusions and restrictions. The Company elected to apply this guidance beginning September 30, 2023. The general account had net negative (disallowed) IMR of $369,653 and $288,314 as of December 31, 2025 and 2024, respectively. Non-insulated separate accounts had net negative (disallowed) IMR of $13,172 and $10,973 as of December 31, 2025 and 2024. $338,620 and $253,524 of negative IMR was admitted in the general account at December 31, 2025 and 2024, respectively. $14,854 and $12,671 of negative IMR was admitted in the non-insulated separate account at December 31, 2025 and 2024, respectively. Adjusted capital and surplus was $4,063,223 and $4,565,927 at September 30, 2025 and 2024, respectively. The admitted IMR is 8.7% and 5.8% of adjusted capital and surplus at September 30, 2025 and 2024, respectively. Admitted IMR is reported in other surplus funds on the statements of admitted assets, liabilities and capital and surplus.

The Company has $17,861 and $7,799 in unamortized losses in IMR from derivatives that were reported at fair value prior to the termination of the derivative at December 31, 2025 and 2024, respectively.

Fixed income investments generating IMR losses comply with the reporting entity’s documented investment or liability management policies, without deviation. IMR losses for fixed income related derivatives, although in accordance with prudent and documented risk management procedures in accordance with the Company’s derivative and use plans, are not admitted. Asset sales that generated admitted negative IMR were not compelled by liquidity pressure.
23

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 and 2023
(Dollars in Thousands)

Future policy benefits and policy and contract claims
Life, annuity, and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that are intended to provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Iowa Insurance Division.
The liability for future policy benefits provides amounts adequate to discharge estimated future obligations on policies in force. Reserves for life policies issued through 2019 are computed principally by the Net Level Reserve Method and the Commissioners’ Reserve Valuation Method using interest rates ranging from 2.50% to 6.00% and mortality assumptions (primarily Commissioners' Standard Ordinary mortality tables 1941, 1958, 1980, 2001, 2017) as prescribed by regulatory authorities. Starting in 2020, reserves for life policy issues are calculated as the greatest of the stochastic, deterministic and net premium reserve as defined in VM-20. The stochastic and deterministic reserves are principles based reserves using prudent estimate assumptions for interest, mortality and other assumptions. The net premium reserve is calculated using rates of interest from 3.00% to 4.50% and 2017 Commissioners Standard Ordinary mortality.
The NAIC adopted revisions to Actuarial Guideline XXXVIII (“AG38”), effective December 31, 2012. AG38 8D applies to policies issued July 1, 2005 to December 31, 2012 containing secondary guarantees with multiple sets of charges. AG38 8D requires that for this business a company needs to calculate the reserve as it had as of December 31, 2011 (“2011 method”), as well as calculate the deterministic reserve as prescribed under the Valuation Manual (“VM method”) adopted by the NAIC on August 17, 2012, with prescribed changes to have projected asset yields and discount rates, and hold the greater of the two. The Company has calculated its gross and net of reinsurance reserves under both methods described above and holds the greater of the two reserves calculated on both a gross and net basis. The impact of performing the VM method calculations resulted in a gross reserve of $68,800 and a net reserve of $60,336 over what would have been calculated if only using the 2011 method as of December 31, 2025. The impact of performing the VM method calculations resulted in a gross reserve of $95,546 and a net reserve of $83,097 over what would have been calculated if only using the 2011 method as of December 31, 2024.
Reserves for deferred annuities are computed on the basis of interest rates ranging from 2.50% to 8.75% and the reserves for immediate annuities range from 1.00% to 11.25%.
The liability for policy and contract claims includes provisions for reported claims and estimates for claims incurred but not reported, based on the terms of the related policies and contracts and on prior experience. Claim liabilities are based on estimates and are subject to future changes in claim severity and frequency. Estimates are periodically reviewed and adjustments to such liabilities are reflected in current operations.
Reinsurance
For annuity coinsurance and life insurance mortality reinsurance arrangements, reinsurance premiums, claims and claim adjustment expenses are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company remains contingently liable for the liabilities ceded in the event the reinsurers are unable to meet their
24

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 and 2023
(Dollars in Thousands)

obligations under the reinsurance agreements. To limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers and monitors its concentration of credit risk. The Company generally reinsures with companies rated “A” or better by A.M. Best. The Company monitors these ratings on an on-going basis as a reinsurer may be downgraded after an agreement has been entered.
Premiums and related costs
Premiums are recognized as revenue over the premium-paying period. Annuity considerations are recognized as revenue when received. Commissions and other costs applicable to the acquisition of policies are charged to operations as incurred.
Repurchase agreements
As part of its investment strategy, the Company enters into repurchase agreements to increase the Company’s investment return. The Company accounts for these transactions as secured borrowings, where the amount borrowed is tied to the fair value of the underlying collateral securities. Repurchase agreements involve a sale of securities and an agreement to repurchase the same securities at a later date at an agreed-upon price. These agreements are a bilateral trade agreement.
A majority of the Company’s repurchase agreement arrangements are for contractual terms of greater than one year. As a result, the par value and fair value of the securities sold under agreement to repurchase can change during the term of the repurchase agreement due to amortization, pay downs and changes in fair values. In situations where the underlying collateral subject to repurchase has a fair value greater or less than the contractual requirements under the repurchase agreement, the Company or counterparties are required to post additional collateral. Generally, the amount advanced by the counterparty cannot be less than 95% of the fair value of the underlying collateral sold under the agreement to repurchase.
Income taxes

Under SSAP No. 101, income taxes incurred are charged or credited to net income based upon amounts estimated to be payable or recoverable for the current year. The Company recognizes DTAs and deferred tax liabilities (“DTLs”) for the expected future tax effects attributable to temporary differences between financial statement and tax return bases of assets and liabilities, based on enacted rates and other provisions of the tax laws. All changes in DTAs and DTLs are reported directly in surplus, including the effect of a change in tax laws or rates in the period in which such change is enacted. DTAs are reduced by a valuation allowance if it is more likely than not that all or some portion of the DTAs will not be realized. Adjusted DTAs, after valuation allowance, are further subjected to an admissibility test. Admitted adjusted DTAs are limited to (1) the amount of federal income taxes paid in prior year that can be recovered through loss carrybacks for existing temporary differences that reverse during a timeframe corresponding with IRS tax loss carryback provisions, which currently allow only capital loss carrybacks, plus (2) the lesser of the remaining gross deferred income taxes expected to be realized within three years of the statements of admitted assets, liabilities and capital and surplus date or 15% of adjusted capital and surplus, plus (3) the amount of remaining gross DTAs that can be offset against existing DTLs. The remaining DTAs in excess of the above are non-admitted. The Company files a consolidated federal income tax return with its subsidiaries, MNL Re, Solberg Re and Canal Re.

25

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 and 2023
(Dollars in Thousands)

If applicable, the Company’s liability for income taxes would include a liability for uncertain tax positions, interest and penalties which relate to tax years still subject to review by the IRS or other taxing jurisdictions.

The Company made an accounting policy election to disregard corporate alternative minimum tax (“CAMT”) status when evaluating DTAs under the regular corporate tax system associated with the Inflation Reduction Act of 2022.
See Note 13 for the Company’s SSAP No. 101 calculation.
Variable life and annuity products
A portion of the separate accounts held by the Company are funds on which investment income and gains or losses accrue directly to certain policyholders. The assets of these accounts are legally separated and are not subject to the claims that may arise out of any other business of the Company. The Company reports these separate account assets at fair value; the underlying investment risks are assumed by the policyholders. The fair value of the variable separate accounts assets are based on market quoted net asset values of the underlying mutual funds. The Company records the related liabilities at amounts equal to the fair value of the underlying assets. The Company reflects these assets and liabilities in the separate account assets and liabilities lines in the statements of admitted assets, liabilities and capital and surplus. The Company records the fees earned for administrative and contract holder services performed for the separate accounts in other income of the statements of operations.
Separate accounts guaranteed by the general account

The Company has three separate accounts guaranteed by the general account including BOLI, PRT and RILA. The Company assumes the underlying risk for the performance of the assets in these separate accounts. As a result of prior approval from the Commissioner of Insurance of the state of Iowa and in accordance SSAP No. 56, certain assets held in these separate accounts are carried at the same basis they would be if they were held by the general account. The Company reflects these assets and liabilities in the separate account assets and liabilities lines in the statements of admitted assets, liabilities and capital and surplus.
Change in accounting principles

The SAPWG’s new bond definition and related guidance was effective January 1, 2025. The new guidance includes a principle’s based definition as to what is considered a bond and reported on the statements of admitted assets, liabilities, and capital and surplus, provides new measurement guidance for investments that do not meet the definition of a bond, and requires new categorization for bonds. Debt securities that do not meet the definition of a bond are now reported as other invested assets on the statements of admitted assets, liabilities, and capital and surplus, and are carried at the lower of amortized cost or fair value. In addition, the definition of and accounting for securities that contain characteristics of both debt and equity was clarified.

As a result of the adoption of the new guidance, the Company identified debt securities with an aggregate book adjusted carrying value of $665,733 that do not qualify as bonds and were therefore reclassified and reported as other invested assets on the statements of admitted assets, liabilities, and capital and surplus. Securities with an aggregate book adjusted carrying value of $396,664 were reclassified and resulted in a
26

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 and 2023
(Dollars in Thousands)

change in measurement basis under the lower of amortized cost or fair value approach. The Company recognized an unrealized loss on these securities of $68,667, in change in net unrealized capital gains (losses) as of January 1, 2025.

See Note 3 for the new bond categorizations effective January 1, 2025.

The Company also adopted the new accounting for residual tranches or interests as of January 1, 2025. This guidance allows the Company to carry residual interests at the lower of amortized cost under the allowance earned yield method or fair value, or apply a cost recovery method. The Company elected to carry residual interests at the lower of amortized cost under the allowable earned yield or fair value. As a result of the adoption of this guidance, the Company recognized a gain of $5,134, in net realized capital gains (losses) in the statements of operations, on the population of residual interests previously accounted for under the equity method. The new guidance is applicable to residual interests previously accounted for under SSAP No. 43 on a prospective basis with no transition impact.
Correction of errors

During 2025, the Company identified and corrected a book value input error arising from an investment accounting system conversion that understated bonds by $12,853 at December 31, 2024 and understated net investment income for the year ended December 31, 2024 by $12,853. In accordance with SSAP No. 3, Accounting Changes and Corrections of Errors, surplus has been increased by $12,853 as of the beginning of 2025. The error is not considered material to the 2024 statutory financial statements.

27

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 and 2023
(Dollars in Thousands)

Reconciliation to the statutory annual statement
The Company’s statements of admitted assets, liabilities and capital and surplus included in its statutory financial statements do not agree to the amounts reported in the Company’s 2025 and 2024 statutory annual statements. In 2024, the Company corrected a misstatement related to the allowance for mortgage loan losses as well as OTTI on mortgage loans in the statutory financial statements, but was reported in the Company’s 2025 statutory annual statement. There are no remaining differences in the Company’s statutory assets, liabilities and capital and surplus as of December 31, 2025.
The following reconciles the aforementioned items between the 2025 statutory financial statements and the 2025 statutory annual statement:

	As Filed in Statutory Annual Statement	Adjustments	As Filed in Statutory Financial Statements
STATEMENT OF OPERATIONS
Federal income tax expense	$71,331	$8,317	$79,648
Net realized capital losses	(114,019)	37,874	(76,145)
Net income	$282,900	$29,557	$312,457

STATEMENT OF CHANGES IN CAPITAL AND SURPLUS
Unassigned surplus
Net income	$282,900	$29,557	312,457
Change in nonadmitted assets	10,143	1,742	11,885
Change in unrealized capital gains (losses) net of tax[1]	19,040	13,587	32,627
Change in deferred income tax	26,862	364	27,226
Change in asset valuation reserve	(52,612)	(36,222)	(88,834)
Total capital and surplus	$5,139,913	$—	$5,139,913

[1] Excludes the change in unrealized capital loss reflected as a change in accounting principle in the statutory financial statements totaling $68,667.

28

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 and 2023
(Dollars in Thousands)

The following reconciles the aforementioned items between the 2024 statutory financial statements and the 2024 statutory annual statement:

	As Filed in Statutory Annual Statement	Adjustments	As Filed in Statutory Financial Statements
STATEMENT OF ASSETS, LIABILITIES AND CAPITAL AND SURPLUS

ADMITTED ASSETS
Mortgage loans	$3,893,862	$(55,074)	$3,838,788
Current federal income tax receivable	323,780	8,318	332,098
Net deferred tax asset	347,893	1,506	349,399
Total admitted assets	$82,713,376	$(45,250)	$82,668,126

LIABILITIES AND CAPITAL AND SURPLUS
Asset valuation reserve	$894,782	$(36,222)	$858,560
Total liabilities	$77,710,982	$(36,222)	$77,674,760

Unassigned surplus
Net income	$726,516	$(29,557)	696,959
Change in nonadmitted assets	52,798	(1,742)	51,056
Change in unrealized capital gains (losses) net of tax	43,034	(13,587)	29,447
Change in deferred income tax	(54,829)	(364)	(55,193)
Change in asset valuation reserve	(160,247)	36,222	(124,025)
Total capital and surplus	$5,002,394	$(9,028)	$4,993,366

Total liabilities and capital and surplus	$82,713,376	$(45,250)	$82,668,126

STATEMENT OF OPERATIONS
Federal income tax expense	$51,048	$(8,317)	$42,731
Net realized capital losses	(16,329)	(37,874)	(54,203)
Net income	$726,516	$(29,557)	$696,959
29

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 and 2023
(Dollars in Thousands)

2.FAIR VALUE OF FINANCIAL INSTRUMENTS
The carrying value and estimated fair value of the Company’s financial instruments are as follows:

	December 31, 2025
Type of Financial Instrument	Estimated Fair Value	Carrying Value	(Level 1)	(Level 2)	(Level 3)	Net Asset Value (NAV)	Not Practicable (Carrying Value)

Financial assets:
Bonds - ICO	$32,518,649	$36,180,295	$—	$31,069,694	$1,448,955	$—	$—
Bonds - ABS	21,037,841	21,712,355	—	15,181,648	5,856,193	—	—
Preferred stocks	608,904	665,185	—	606,832	2,072	—	—
Common stocks - other	469,720	469,720	173,206	148,276	79	148,159	—
Mortgage loans	3,847,990	3,910,917	—	—	3,847,990	—	—
Policy loans	665,143	665,143	—	665,143	—	—	—
Cash, cash equivalents and short-term investments	1,419,040	1,419,028	782,906	625,637	10,497	—	—
Derivative instruments	2,508,711	898,227	6,217	2,502,494	—	—	—
Other invested assets	1,587,873	1,653,468	—	780,556	807,317	—	714
Separate accounts	9,505,859	9,774,789	3,611,672	5,692,998	201,189	—	—

Financial liabilities:
Liabilities for deposit-type contracts	$3,151,672	$3,141,529	$—	$—	$3,151,672	$—	$—
Repurchase agreements, FHLB advances and collateral on derivative instruments	8,228,139	8,212,655	615,657	7,612,482	—	—	—
Derivative instruments	1,137,221	342,288	—	1,137,221	—	—	—
The Company values $148,159 of common stocks using Net Asset Value (“NAV”) as a practical expedient. This amount represents an investment in a closed-end secondaries fund. The fund is subject to an early repurchase fee of 2% for any shares held less than one year and redemptions are executed through a quarterly tender offer process capped at 5% of fund NAV.
30

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 and 2023
(Dollars in Thousands)

	December 31, 2024
Type of Financial Instrument	Estimated Fair Value	Carrying Value	(Level 1)	(Level 2)	(Level 3)	Not Practicable (Carrying Value)

Financial assets:
Bonds	$49,470,980	$55,595,820	$—	$43,293,436	$6,177,544	$—
Preferred stocks	729,415	781,852	—	724,973	4,442	—
Common stocks - other	264,517	264,517	116,121	148,276	120	—
Mortgage loans	3,700,257	3,838,788	—	3,700,257	—	—
Policy loans	596,140	596,140	—	596,140	—	—
Cash, cash equivalents and short-term investments	2,718,925	2,719,145	576,018	2,102,871	40,036	—
Derivative instruments	1,761,890	749,024	10,472	1,751,418	—	—
Other invested assets	1,216,224	1,326,917	—	612,273	603,951	6,187
Separate accounts	7,182,508	7,566,444	3,281,818	3,758,184	142,506	—

Financial liabilities:
Liabilities for deposit-type contracts	$1,371,478	$1,360,258	$—	$—	$1,371,478	$—
Repurchase agreements, FHLB advances and collateral on derivative instruments	8,072,591	8,128,899	411,551	7,661,040	—	—
Derivative instruments	778,337	264,836	—	778,337	—	—
Included in various investment related line items in the statements of admitted assets, liabilities and capital and surplus are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or for certain bonds and preferred stocks when carried at the lower of cost or fair value.
The Company has certain financial instruments for which it is not practicable to estimate fair value. These instruments are Build America Bond tax credits that have been stripped from the principal portion of the bond. The tax credits are nontransferable. Therefore, there is no active market for the tax credits and the fair value is not readily estimable.
Fair value measurements
Fair value is based on an exit price, which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value guidance also establishes a hierarchical disclosure framework which prioritizes and ranks the level of market price observability used in measuring financial instruments at fair value. Market price observability is affected by a number of factors, including the type of instrument and the characteristics specific to the instrument. Financial instruments with readily available active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.
The Company determines the fair value of its investments, in the absence of observable market prices, using the valuation methodologies described below applied on a consistent basis. For some investments,
31

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 and 2023
(Dollars in Thousands)

market activity may be minimal or nonexistent and management’s determination of fair value is then based on the best information available in the circumstances and may incorporate management’s own assumptions, which involves a significant degree of judgment.
Investments for which market prices are not observable are generally private investments, securities valued using non-binding broker quotes, or securities with very little trading activity. Fair values of private investments are determined by reference to public market or private transactions or valuations for comparable companies or assets in the relevant asset class when such amounts are available. If these are not available, a discounted cash flow analysis using interest spreads adjusted for the maturity/average life differences may be used. Spread adjustments are intended to reflect an illiquidity premium and take into account a variety of factors including but not limited to senior unsecured versus secured, par amount outstanding, number of holders, maturity, average life, composition of lending group, debt rating, credit default spreads, default rates and credit spreads applicable to the security sector. These valuation methodologies involve a significant degree of judgment.
Financial instruments measured and reported at fair value are classified and disclosed in one of the following categories:
Level 1 – Quoted prices are available in active markets that the Company has the ability to access for identical financial instruments as of the reporting date. The types of financial instruments included in Level 1 are listed equities, mutual funds, money market funds, non-interest bearing cash, exchange traded futures and separate account assets. As required by the fair value measurements guidance, the Company does not adjust the quoted price for these financial instruments, even in situations where it holds a large position and a sale could reasonably impact the quoted price.
Level 2 – Fair values are based on quoted prices for similar assets or liabilities in active and inactive markets. Inactive markets involve few transactions for similar assets or liabilities and the prices are not current or price quotations vary substantially over time or among market makers, which would include some broker quotes. Level 2 inputs also include corroborated market data such as interest rate spreads, yield curves, volatilities, prepayment speeds, credit risks and default rates. Financial instruments that are generally included in this category include corporate bonds, asset-backed securities, short-term investments, less liquid and restricted equity securities and over-the-counter derivatives.
Level 3 – Pricing inputs are unobservable for the financial instrument and include situations where there is little, if any, market activity for the financial instrument. These inputs may reflect the Company’s estimates of the assumptions that market participants would use in valuing the financial instruments. Financial instruments that are included in this category generally include private corporate securities and collateralized debt obligations.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, a financial instrument’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the financial instrument. From time to time there may be movements between levels as inputs become more or less observable, which may depend on several factors including the activity of the market for the specific security, the activity of the market for similar securities, the level of risk spreads and the source of the information from which the Company obtains the information.
32

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 and 2023
(Dollars in Thousands)

The Company relies on third party pricing services and independent broker quotes to value bonds and equity securities. The third party pricing services use discounted cash flow models or the market approach to value the securities when the securities are not traded on an exchange. The following characteristics are considered in the valuation process: benchmark yields, reported trades, issuer spreads, bids, offers, benchmark and comparable securities, estimated cash flows and prepayment speeds.
The Company performs both quantitative and qualitative analysis of the prices. The review includes initial and ongoing review of the third party pricing methodologies, back testing of recent trades, and review of pricing trends and statistics.
The following tables summarize the valuation of the Company’s financial instruments carried at fair value as presented in the statements of admitted assets, liabilities and capital and surplus, by the fair value hierarchy levels defined in the fair value measurements guidance. Methods and assumptions used to determine the fair values are described in Note 1.

	December 31, 2025
	Level 1	Level 2	Level 3	Net Asset Value	Total
Financial assets (carried at fair value):
Bonds - ICO	$—	$—	$3,325	$—	$3,325
Bonds - ABS	—	—	1,779	—	1,779
Preferred stocks	—	450,884	2,072	—	452,956
Common stocks - other	173,206	148,276	79	148,159	469,720
Derivative instruments - futures	6,217	—	—	—	6,217
Other invested assets	—	75,773	324,020	—	399,793
Separate account assets (a)	3,479,003	308,465	—	—	3,787,468

Financial liabilities (carried at fair value):
Derivative instruments - foreign exchange forwards	$—	$199	$—	$—	$199
Separate account liabilities (a)	—	23,444	—	—	23,444
33

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 and 2023
(Dollars in Thousands)

	December 31, 2024
	Level 1	Level 2	Level 3	Net Asset Value	Total
Financial assets (carried at fair value):
Bonds	$—	$1,126	$1,486	$—	$2,612
Preferred stocks	—	515,049	4,442	—	519,491
Common stocks - other	116,121	148,276	120	—	264,517
Derivative instruments - foreign exchange forwards	—	2,187	—	—	2,187
Derivative instruments - futures	10,472	—	—	—	10,472
Other invested assets	—	4,473	9,183	—	13,656
Separate account assets (a)	3,184,060	—	—	—	3,184,060

Financial liabilities (carried at fair value):
Derivative instruments - interest rate floors and swaps	$—	$3,291	$—	$—	$3,291
Derivative instruments - foreign exchange forwards	—	1	—	—	1
(a)Fair values and changes in fair values of separate account assets generally accrue directly to policyholders and are not included in the Company’s revenues, benefits, expenses or surplus. The Level 1 amounts shown in the previous tables include the assets for the variable life insurance and variable annuity separate accounts. The Level 2 financial assets and liabilities include preferred stocks, options and written options carried at fair value in the separate accounts guaranteed by the general account.
Included in bonds are those that have been impaired at the reporting date or NAIC 6 and are carried at fair value. SVO valuations are used for some bonds when available. SVO valuations are based upon publicly available prices for identical or similar assets or on valuation models or matrices using observable inputs. Bonds not valued using SVO valuations are those that have been impaired but not designated as in default by the SVO. Fair values for such securities may be determined utilizing unobservable inputs.
The changes in financial instruments measured at fair value, excluding accrued interest income, for which Level 3 inputs were used to determine fair value are as follows:

	December 31, 2025
	Beginning Balance	Transfers into Level 3	Transfers out of Level 3	Total gains and (losses) in Surplus	Purchases	Sales	Settlements	Ending Balance
Financial assets (carried at fair value):
Bonds - ICO	$1,486	$2,691	$—	$(852)	$—	$—	$—	$3,325
Bonds - ABS	—	1,779	—	—	—	—	—	1,779
Preferred stocks	4,442	—	—	(2,370)	—	—	—	2,072
Common stocks - other	120	—	—	(41)	—	—	—	79
Other invested assets	9,183	324,020	(8,863)	—	—	(320)	—	324,020
Total assets	$15,231	$328,490	$(8,863)	$(3,263)	$—	$(320)	$—	$331,275
34

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 and 2023
(Dollars in Thousands)

	December 31, 2024
	Beginning Balance	Transfers into Level 3	Transfers out of Level 3	Total gains and (losses) in Surplus	Purchases	Sales	Settlements	Ending Balance
Financial assets (carried at fair value):
Bonds - industrial & miscellaneous	$2,567	$—	$—	$567	$—	$(1,648)	$—	$1,486
Preferred stocks	8,000	—	—	—	4,442	(8,000)	—	4,442
Common stocks - other	3,820	—	—	81	26	(3,807)	—	120
Other invested assets	—	6,479	—	(5,262)	7,966	—	—	9,183
Total assets	$14,387	$6,479	$—	$(4,614)	$12,434	$(13,455)	$—	$15,231
35

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 and 2023
(Dollars in Thousands)

3.INVESTMENTS AND INVESTMENT INCOME
Bond and stock investments
The admitted value, gross unrealized gains, gross unrealized losses and estimated fair value of investments in bonds and preferred stocks are as follows:

	December 31, 2025
	Admitted Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Bonds - ICO
U.S. government obligations	$2,752,570	$27,164	$59,383	$2,720,351
Other U.S. government obligations	2,284,017	3,225	410,055	1,877,187
Non-U.S. sovereign jurisdiction	1,628,012	6,847	324,077	1,310,782
Municipal, general obligations	868,448	24,301	104,681	788,068
Municipal, special revenue	3,056,779	41,674	558,334	2,540,119
Project finance, operating entities	2,278,577	20,935	200,426	2,099,086
Corporate, unaffiliated	21,482,998	220,145	2,187,212	19,515,931
Single entity backed obligations	1,107,332	1,057	143,050	965,339
SEC registered business development corps	403,948	4,599	9,565	398,982
Bank loans, issued	8,408	147	—	8,555
Bank loans, acquired	221,578	1,300	16,346	206,532
Other issuer credit obligations	87,628	89	—	87,717
Total Bonds - ICO	36,180,295	351,483	4,013,129	32,518,649
Bonds - ABS
Agency Residential mortgage-backed securities, guaranteed	205,489	5,084	18,874	191,699
Agency Commercial mortgage-backed securities, guaranteed	72,473	4,346	4,742	72,077
Agency Residential mortgage-backed securities, non-guaranteed	2,728,357	24,325	284,437	2,468,245
Agency Commercial mortgage-backed securities, non-guaranteed	3,221,087	3,578	289,000	2,935,665
Non-Agency residential mortgage-backed securities	1,875,548	25,103	83,254	1,817,397
Non-Agency commercial mortgage-backed securities	700,647	4,903	14,223	691,327
Collateralized bond / debt / loan obligations	4,955,285	30,331	62,446	4,923,170
Other financial asset-backed securities, self liquidating	1,382,931	8,716	30,963	1,360,684
Equity backed securities	744,328	3,632	10,885	737,075
Other financial asset-backed securities, not self liquidating	820,262	76,760	16	897,006
Non-financial asset-backed securities, practical expedient	108,010	273	1,619	106,664
Lease-backed securities	1,039,620	24,385	32,778	1,031,227
Non-financial asset-backed securities, full analysis	3,858,318	62,299	115,012	3,805,605
Total Bonds - ABS	$21,712,355	$273,735	$948,249	$21,037,841

Total bonds	$57,892,650	$625,218	$4,961,378	$53,556,490

Preferred stocks	$665,185	$334	$56,615	$608,904
36

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 and 2023
(Dollars in Thousands)

	December 31, 2024
	Admitted Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Bonds
U.S. governments	$2,154,086	$7,590	$408,397	$1,753,279
All other governments	1,632,036	2,559	405,403	1,229,192
U.S. states, territories and possessions, etc. guaranteed	1,682,556	15,797	244,657	1,453,696
U.S. political subdivisions of states, territories, and possessions, guaranteed	5,783	—	478	5,305
U.S. special revenue & special assessment obligations, non-guaranteed	9,180,268	69,430	1,310,771	7,938,927
Industrial and miscellaneous	40,216,472	272,709	4,103,798	36,385,383
Bank loans	724,619	4,424	23,845	705,198
Total bonds	$55,595,820	$372,509	$6,497,349	$49,470,980

Preferred stocks	$781,852	$516	$52,953	$729,415
The cost, gross unrealized gains, gross unrealized losses, and admitted value of common stocks - subsidiaries and common stocks - other are as follows:

	December 31, 2025
	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Admitted Value
Subsidiaries	$3,124,322	$151,278	$17,400	$3,258,200
Other	475,741	465	6,486	469,720
Total	$3,600,063	$151,743	$23,886	$3,727,920

	December 31, 2024
	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Admitted Value
Subsidiaries	$1,940,322	$151,192	$3,721	$2,087,793
Other	270,540	140	6,163	264,517
Total	$2,210,862	$151,332	$9,884	$2,352,310

37

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 and 2023
(Dollars in Thousands)

The admitted value and estimated fair value of investments in bonds, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties:

	As of December 31, 2025
	Bonds - ICO		Bonds - ABS
	Admitted Value	Estimated Fair Value	Admitted Value	Estimated Fair Value

Due in one year or less	$392,440	$395,961	$35,951	$36,259
Due after one year through five years	4,192,825	4,197,884	623,358	616,040
Due after five years through ten years	6,179,579	6,090,679	1,481,834	1,445,498
Due after ten years through twenty years	10,626,326	9,180,296	1,360,591	1,291,413
Due after twenty years	14,290,280	12,166,930	1,780,810	1,705,687
Securities not due at a single maturity date (primarily mortgage-backed securities)	498,845	486,899	16,429,811	15,942,944
Total Bonds	$36,180,295	$32,518,649	$21,712,355	$21,037,841
As of December 31, 2025, the Company had 8 bonds rated 5GI with a book adjusted carrying value of $3,537 and fair value of $3,475. As of December 31, 2024, the Company had 8 bonds rated 5GI with a book adjusted carrying value of $7,245 and fair value of $6,021. There were no preferred stocks rated 5GI as of December 31, 2025 or December 31, 2024.

Gross unrealized losses
The Company’s gross unrealized losses and estimated fair value on its bonds and preferred stocks, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, are as follows:

	December 31, 2025
	Less than 12 months		12 months or more		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Bonds - ICO
U.S. government obligations	$263,366	$1,392	$205,163	$57,991	$468,529	$59,383
Other U.S. government obligations	30,131	717	1,737,469	409,338	1,767,600	410,055
Non-U.S. sovereign jurisdiction	28,572	384	1,115,425	323,693	1,143,997	324,077
Municipal, general obligations	6,450	119	514,683	104,562	521,133	104,681
Municipal, special revenue	29,247	637	2,027,026	557,697	2,056,273	558,334
Project finance, operating entities	46,917	2,819	1,460,695	197,607	1,507,612	200,426
Corporate, unaffiliated	2,203,801	78,169	10,576,111	2,109,043	12,779,912	2,187,212
Single entity backed obligations	49,363	740	876,644	142,310	926,007	143,050
38

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 and 2023
(Dollars in Thousands)

	December 31, 2025
	Less than 12 months		12 months or more		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
SEC registered business development corps	8,153	87	112,385	9,478	120,538	9,565
Bank loans, acquired	92,021	15,249	31,592	1,097	123,613	16,346
Total Bonds - ICO	2,758,021	100,313	18,657,193	3,912,816	21,415,214	4,013,129
Bonds - ABS
Agency Residential mortgage- backed securities, guaranteed	5,614	117	98,185	18,757	103,799	18,874
Agency Commercial mortgage- backed securities, guaranteed	783	—	24,487	4,742	25,270	4,742
Agency Residential mortgage- backed securities, non-guaranteed	54,254	2,265	1,388,968	282,172	1,443,222	284,437
Agency Commercial mortgage- backed securities, non-guaranteed	60,528	2,188	2,763,259	286,812	2,823,787	289,000
Non-Agency residential mortgage-backed securities	139,507	542	444,950	82,712	584,457	83,254
Non-Agency commercial mortgage-backed securities	99,121	873	180,245	13,350	279,366	14,223
Collateralized bond / debt / loan obligations	808,590	2,927	1,423,134	59,519	2,231,724	62,446
Other financial asset-backed securities, self liquidating	200,846	1,727	454,931	29,236	655,777	30,963
Equity backed securities	26,703	75	218,052	10,810	244,755	10,885
Other financial asset-backed securities, not self liquidating	8,052	16	—	—	8,052	16
Non-financial asset-backed securities, practical expedient	51,736	291	46,791	1,328	98,527	1,619
Lease-backed securities	130,002	1,127	527,680	31,651	657,682	32,778
Non-financial asset-backed securities, full analysis	457,063	3,344	1,435,987	111,668	1,893,050	115,012
Total Bonds - ABS	2,042,799	15,492	9,006,669	932,757	11,049,468	948,249

Total bonds	4,800,820	115,805	27,663,862	4,845,573	32,464,682	4,961,378

Preferred stocks - redeemable	448,403	102	125,085	56,513	573,488	56,615
Total bonds and preferred stocks	5,249,223	115,907	27,788,947	4,902,086	33,038,170	5,017,993
39

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 and 2023
(Dollars in Thousands)

	December 31, 2024
	Less than 12 months		12 months or more		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Bonds
U.S. governments	$195,343	$5,839	$1,418,153	$402,558	$1,613,496	$408,397
All other governments	552,925	227,523	632,792	177,880	1,185,717	405,403
U.S. states, territories and possessions, etc. guaranteed	294,699	46,825	776,082	197,832	1,070,781	244,657
U.S. political subdivisions of states, territories and possessions, guaranteed	2,255	15	3,050	463	5,305	478
U.S. special revenue & special assessment obligations, non-guaranteed	1,149,432	57,276	5,880,950	1,253,495	7,030,382	1,310,771
Industrial and miscellaneous	8,796,673	805,600	16,901,638	3,298,198	25,698,311	4,103,798
Bank loans	192,869	2,674	68,020	21,171	260,889	23,845
Total bonds	11,184,196	1,145,752	25,680,685	5,351,597	36,864,881	6,497,349

Preferred stocks - redeemable	80,007	19,778	89,023	33,175	169,030	52,953
Total bonds and preferred stocks	$11,264,203	$1,165,530	$25,769,708	$5,384,772	$37,033,911	$6,550,302

At December 31, 2025, the Company held 5,785 positions in bonds and preferred stocks. The table above includes 3,645 positions of 1,887 issuers as of December 31, 2025. As of December 31, 2025, 96% of the unrealized losses on bonds were securities rated investment grade. Investment grade securities are defined as those securities rated 1 or 2 by the SVO. Preferred stocks in the above tables consist primarily of redeemable preferred stocks. At December 31, 2025, bonds and preferred stocks in an unrealized loss position had fair value equal to 87% of amortized cost.

40

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 and 2023
(Dollars in Thousands)

Other-than-temporary impairments
As a result of the Company’s review of OTTI of investment securities, OTTI recognized on asset-backed securities is summarized in the following table during the year ended December 31, 2025:

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Recognized OTTI	Amortized Cost After OTTI	Fair Value at time of OTTI	Date of Financial Statement Where Reported
12667GAY9	$671	$524	$147	$148	3/31/2025
83546DAQ1	43,663	62	43,601	37,574	3/31/2025
927149AA2	5,389	15	5,374	4,072	3/31/2025
BAN0VUVS6	223	121	102	87	3/31/2025
00216AAC1	6,710	380	6,330	6,526	6/30/2025
04682AAC8	10,520	392	10,128	10,297	6/30/2025
04682AAL8	4,556	158	4,398	4,475	6/30/2025
38375BC34	85	9	76	45	6/30/2025
456606AF9	72	2	70	68	6/30/2025
61748JAE7	926	45	881	874	6/30/2025
83546DAQ1	43,503	2,285	41,218	38,189	6/30/2025
927149AA2	5,374	74	5,300	4,079	6/30/2025
09261WAN4	8,440	4,999	3,441	2,496	9/30/2025
12530MAC9	3,438	280	3,158	1,019	9/30/2025
12530MAG0	1,254	770	484	2,451	9/30/2025
12530MAG0	1,018	205	813	803	12/31/2025
05532VBB2	46	14	32	33	12/31/2025
		$10,335
Impairments of $930 were recognized during the year due to intent to sell. Additionally, impairments of $9,405 were recognized during the year as it was more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis.
41

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 and 2023
(Dollars in Thousands)

Net investment income and net realized capital gains (losses)
The major categories of net investment income reflected in the statements of operations are summarized as follows for the years ended December 31:

	2025	2024	2023
Bonds	$2,705,046	$2,565,667	$2,534,053
Preferred stocks	37,050	50,285	78,691
Common stocks - subsidiaries	135,006	70,471	3,663
Common stocks - other	15,143	14,374	11,040
Mortgage loans	226,650	195,547	176,173
Real estate	6,525	6,525	6,525
Policy loans	30,454	27,990	29,270
Cash, cash equivalents and short-term investments	98,998	112,177	79,043
Derivative instruments	224,491	509,269	(255,426)
Other invested assets	288,566	309,600	166,654
Other investment income	4,391	3,020	5,344
Total gross investment income	3,772,320	3,864,925	2,835,030
Less: Investment expenses	509,536	551,995	494,065
Net investment income	$3,262,784	$3,312,930	$2,340,965
Investment expenses consist primarily of investment advisory fees, interest expense on repurchase agreements, interest expense on FHLB advances, interest on surplus notes, interest related to derivative collateral liabilities and other expenses related to the administration of investments.
The Company recognized $1,314, $2,002, and $61 of net investment income for the years ended December 31, 2025, 2024, and 2023, respectively related to prepayment penalties or acceleration fees on bonds in the general account that were called. The total number of called bonds in the general account were 145, 130, and 1 for the years ended December 31, 2025, 2024, and 2023, respectively.
The Company recognized $28, $26, and $0 of net investment income for the years ended December 31, 2025, 2024, and 2023, respectively related to prepayment penalties or acceleration fees on bonds in the separate account that were called. The total number of called bonds in the separate account were 54, 39, and 0 for the years ended December 31, 2025, 2024, and 2023, respectively.
42

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 and 2023
(Dollars in Thousands)

The major categories of net realized capital gains (losses) reflected in the statements of operations are summarized as follows:

	2025	2024	2023
Bonds	$(210,680)	$(369,609)	$(222,049)
Preferred stocks	1,581	(13,921)	(240,506)
Common stocks - other	(130)	7,326	(25,172)
Mortgage loans	(27,799)	(59,614)	(12,541)
Short-term investments	33	2	—
Derivative instruments	(5,599)	(320)	(18,165)
Other invested assets	(12,025)	59,393	4,572
Realized capital losses	(254,619)	(376,743)	(513,861)
Income tax effects	45,026	88,014	122,649
Amounts transferred to IMR (net of federal income taxes of $(35,473), $(62,342) and $(29,010))	133,448	234,526	109,132
Net realized capital losses	$(76,145)	$(54,203)	$(282,080)
Proceeds from the sale of investments in bonds and the gross gains and losses realized on these sales (excluding OTTI losses, maturities, calls, exchanges and prepayments) were as follows:

	2025	2024	2023
Proceeds from sales	$4,244,921	$3,049,940	$5,304,764
Gross realized gains	35,310	29,216	63,968
Gross realized losses	(213,830)	(339,770)	(293,228)
The gross realized gains (losses) on the bonds represent the difference between the proceeds from the sale of the bonds and the basis of the bonds, which is primarily amortized cost.
Mortgage loans
The following table summarizes the Company’s mortgage loans by property type:

	2025		2024
	Carrying Value	% of Total	Carrying Value	% of Total
Office	$1,194,270	31%	$1,306,831	35%
Industrial	752,864	19%	631,790	16%
Hotel	752,266	19%	817,738	21%
Retail	653,375	17%	704,116	18%
Multi-family	395,778	10%	251,736	7%
Other	148,809	4%	112,500	3%
Medical	13,555	0%	14,077	0%
Total	$3,910,917	100%	$3,838,788	100%

43

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 and 2023
(Dollars in Thousands)

Mortgage loans by United States geographic locations are as follows:

	2025		2024
	Carrying Value	% of Total	Carrying Value	% of Total
Pacific	$1,383,367	35%	$1,294,869	34%
South Atlantic	849,611	22%	775,644	20%
Middle Atlantic	717,135	18%	795,274	21%
Mountain	630,043	16%	611,456	16%
New England	98,405	3%	109,567	3%
East North Central	94,079	3%	90,346	2%
West South Central	66,537	2%	62,923	2%
East South Central	52,540	1%	53,242	1%
West North Central	19,200	0%	45,467	1%
	$3,910,917	100%	$3,838,788	100%
The Company’s mortgage loans by origination year are as follows:

	Carrying Value	% of Total
2025	$479,820	12%
2024	825,909	21%
2023	298,046	8%
2022	915,236	23%
2021 and prior	1,391,906	36%
	$3,910,917	100%
The Company has no outstanding commitments on mortgage loans at December 31, 2025.
Any loan delinquent on contractual payments over 90 days past due is considered non-performing. At December 31, 2025, there were three non-performing commercial mortgage loans, with carrying values of $98,635, net of the allowance, that were over 90 days past due on contractual payments. At December 31, 2024, there were five non-performing commercial loans with carrying values of $34,325, net of the allowance, that were over 90 days past due on contractual payments.
Mortgage loan equivalent ratings are based on the expected loss of the security rather than the probability of defaults. Ratings are assessed by looking at the financial condition of the borrower to make required payments, including the value of the underlying collateral, the market in which the collateral is operating and the level of associated debt.
44

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 and 2023
(Dollars in Thousands)

Information regarding the Company’s credit quality indicators for its recorded investment in mortgage loans, net of valuation allowances is as follows:

	December 31, 2025		December 31, 2024
	Carrying Value	% of Total	Carrying Value	% of Total
Risk category:
CM1	$1,486,817	38%	1,607,453	42%
CM2	2,024,583	52%	1,664,122	43%
CM3	313,570	8%	513,688	13%
CM4	5,373	0%	19,200	1%
In or near default	80,574	2%	34,325	1%
Total mortgage loans	$3,910,917	100%	$3,838,788	100%
The Company acquired 24 new commercial mortgage loans in 2025 with interest rates ranging from 5.78% to 8.29%.
Information regarding the Company’s loan to value ratio for its recorded investment in mortgage loans, net of valuation allowances is as follows:

	December 31, 2025		December 31, 2024
	Carrying Value	% of Total	Carrying Value	% of Total
Less than 50%	$1,205,883	31%	$1,489,237	39%
50% to 60%	1,537,949	39%	1,441,022	37%
61% to 70%	1,029,217	26%	725,001	19%
71% to 80%	28,771	1%	183,528	5%
81% to 90%	—	0%	—	0%
91% to 100%	—	0%	—	0%
Over 100%	109,097	3%	—	0%
Total mortgage loans	$3,910,917	100%	$3,838,788	100%
The loan-to-value ratio is determined using the most recent appraised value. Appraisals are ordered at origination, and updated when and if there is an indication of a possible significant collateral decline or there are loan modifications or refinance requests. A loan-to-value ratio in excess of 100% indicates the unpaid loan amount exceeds the underlying collateral.
The Company reviews its mortgage loans for impairment on an on-going basis. It considers such factors as delinquency of payments, decreases in the value of underlying properties, the financial condition of the mortgagor and the impact of general economic conditions in the geographic areas of the properties collateralizing the mortgages. Once the determination is made that a mortgage loan is impaired, the primary consideration used to determine the amount of the impairment is the fair market value of the underlying property. The Company assumes it would receive the proceeds from the sale of the underlying property less sale expenses. The Company maintains a general allowance for mortgage loan losses. The allowance is determined through an analysis of specific loans that are believed to have a higher risk of credit impairment. The Company held an allowance of $37,300 and $35,150 at December 31, 2025 and 2024, respectively. Below is a rollforward of the allowance for mortgage loan losses for 2025 and 2024.
45

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 and 2023
(Dollars in Thousands)

	2025	2024
Balance at beginning of period	$35,150	$12,207
Additions charged to operations	2,150	22,943
Balance at end of period	$37,300	$35,150
Three mortgage loans were impaired during the year ended December 31, 2025 through a direct write down of the carrying amount of the loan in the amount of $24,639. Five mortgage loans were impaired during the year ended December 31, 2024 through a direct write down of the carrying amount of the loan in the amount of $37,874. The impairments were recognized in net realized capital losses in the statements of operations.

The recorded investment and unpaid principal balance of the impaired mortgage loans are $32,791 and $66,486, respectively, as of December 31, 2025. The average recorded investment in impaired loans was $33,558 and $39,948 for the years ended December 31, 2025 and 2024, respectively.
The total recorded investment in restructured loans was $32,791 and $30,389 as of December 31, 2025 and 2024, respectively. Realized losses related to these loans were $27,592 and $37,031 for the years ended December 31, 2025 and 2024, respectively. There were $66,486 and $0 of contractual commitments to extend credit to debtors owing receivables whose terms have been modified in troubled debt restructurings as of December 31, 2025 and 2024, respectively. The Company does not accrue interest income on impaired mortgage loans. Net investment income reflects interest income on impaired mortgage loans only after the payment is received.
The Company did not take ownership of real estate in satisfaction of any mortgage loans during 2025 and 2024. Real estate acquired through foreclosure is a component of real estate in the statements of admitted assets, liabilities, and capital and surplus.
The Company held unaffiliated collateral loans of $170,540 and $277,842 as of December 31, 2025 and 2024, respectively, secured by interests in limited partnerships that have underlying real estate.
Credit risk concentration
The Company generally strives to maintain a diversified invested assets portfolio. Credit risk concentrations to any single issuer or groups of issuers with similar credit profiles are closely monitored. Other than investments in U.S. government or U.S. government agencies, the Company has no significant concentration of credit risk.

46

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 and 2023
(Dollars in Thousands)

Restricted assets
The following assets are subject to applicable restrictions under each of the following areas:

	December 31, 2025
Restricted Asset Category	Total Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Subject to repurchase agreements	$5,893,476	7%	7%
FHLB capital stock	148,276	0%	0%
On deposit with states	3,183	0%	0%
Pledged as collateral to FHLB	3,072,795	3%	3%
Pledged as collateral not captured in other categories	598,788	1%	1%
Assets held under modco reinsurance agreements	308,094	0%	0%
Assets held under funds withheld reinsurance agreements	17,990,955	20%	20%
Total restricted assets	$28,015,567	32%	32%

	December 31, 2024
Restricted Asset Category	Total Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Subject to repurchase agreements	$6,000,372	7%	7%
FHLB capital stock	148,276	0%	0%
On deposit with states	4,427	0%	0%
Pledged as collateral to FHLB	3,072,795	4%	4%
Pledged as collateral not captured in other categories	602,935	1%	1%
Assets held under modco reinsurance agreements	466,303	1%	1%
Assets held under funds withheld reinsurance agreements	15,525,185	19%	19%
Total restricted assets	$25,820,293	32%	32%
As of December 31, 2025, the Company has bonds totaling $25,329 that are held under modco and funds withheld reinsurance agreements that are either directly related to the reinsurers or the underlying collateral of such bonds represent investments in or direct credit exposure to the reinsurers.
Other
FHLB
The Company is a member of FHLB of Des Moines. In order to maintain its membership and borrow funds, the Company is required to purchase FHLB equity securities. As of December 31, 2025 and 2024,
47

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 and 2023
(Dollars in Thousands)

the Company owns common stock totaling $148,276 which is carried at cost. Resale of these securities is restricted only to FHLB. As a member of FHLB, the Company can borrow money provided that FHLB’s collateral and stock ownership requirements are met. The maximum amount a member can borrow is equal to thirty percent of the Company’s asset balance as of the prior quarter end subject to availability of acceptable collateral. The interest rate and repayment terms differ depending on the type of advance and the term selected. At December 31, 2025 and 2024, the Company had outstanding advances of $3,072,795 from FHLB (see Note 7).
Deposits with regulatory authorities
At December 31, 2025 and 2024, securities (primarily bonds) with admitted carrying values of $3,183 and $4,427 respectively, were on deposit with regulatory authorities as required by law.
4.DERIVATIVES AND DERIVATIVE INSTRUMENTS
The following table presents the notional amounts, estimated fair value and carrying value of derivatives:

	December 31, 2025
	Notional Amount	Estimated Fair Value	Carrying Value
Assets
Derivatives
Call options	$29,573,830	$2,502,494	$892,010
Futures	(60,999)	6,217	6,217
		$2,508,711	$898,227
Liabilities
Derivatives
Foreign exchange forwards	$78,775	$199	$199
Written options	13,894,973	1,137,022	342,089
		$1,137,221	$342,288
48

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 and 2023
(Dollars in Thousands)

	December 31, 2024
	Notional Amount	Estimated Fair Value	Carrying Value
Assets
Derivatives
Call options	$27,009,301	$1,749,231	$736,365
Futures	32,053	10,472	10,472
Foreign exchange forwards	77,828	2,187	2,187
		$1,761,890	$749,024
Liabilities
Derivatives
Interest rate swaps	$400,000	$3,291	$3,291
Foreign exchange forwards	246	1	1
Written options	11,059,926	775,045	261,544
		$778,337	$264,836
The following table presents the impact of derivatives on net investment income and change in unrealized capital gains (losses):

	Years Ended December 31,
	2025	2024	2023
Gain (loss) recognized in net investment income:
Options	$230,126	$526,485	$(253,237)
Futures	(2,657)	(9,839)	(860)
Interest rate swaps	(2,978)	(7,377)	(1,143)
Interest rate floors	—	—	(186)
	$224,491	$509,269	$(255,426)

Gain (loss) recognized in net unrealized gains (loss):
Interest rate swaps	$3,291	$2,502	$(3,273)
Interest rate floors	—	—	186
Foreign exchange derivatives	(2,385)	3,947	(1,918)
	$906	$6,449	$(5,005)
The Company accounts for its financial options, futures, interest rate swaps, and other derivatives in accordance with SSAP 86, Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions, except for those options accounted for in accordance with IAC 191-97, as discussed in Note 1. Following is a discussion of the various derivatives used by the Company.

49

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 and 2023
(Dollars in Thousands)

Options and futures
The Company has indexed annuity and indexed universal life products that provide for a guaranteed base return and a higher potential return tied to several major equity market indices. In order to fund these benefits the Company purchases index options that compensate the Company for any appreciation over the strike price and offsets the corresponding increase in the policyholder obligation. The Company also enters futures contracts to compensate it for increases in the same indices. The Company classifies these options and futures as derivative instruments.
In accordance with IAC 191-97, the Company carries financial options at amortized cost and amortizes the cost of the index options against investment income over the term of the option. When the options mature, any value received by the Company is reflected as investment income.
The futures contracts have no initial cost and are marked to market daily. That daily mark-to-market is settled through the Company’s variation margin accounts maintained with the counterparty. The Company reports the change in the futures variation margin accounts as investment income.
The hedged annuity liabilities are reported in the statutory statements of admitted assets, liabilities and capital and surplus as a component of liabilities for future policy benefits in accordance with IAC 191-97 and credited indexed returns are reflected in the reserve as realized based on actual index performance. The hedged life liabilities are reported in the statutory statements of admitted assets, liabilities and capital and surplus as a component of liabilities for future policy benefits equal to the implied fair value appreciation of the index options until the policy anniversary date. At the anniversary date, the annuity and life policyholder account values are revalued with amounts credited to the policyholders recognized as a component of increase in aggregate reserves.
Other derivative instruments
The Company has entered into interest rate swap agreements to help manage its overall exposure to interest rate changes. These other derivative instruments do not hedge specific assets or liabilities and as such are not accounted for under hedge accounting. In accordance with SSAP 86, these swaps are reported at fair value in the statements of admitted assets, liabilities and capital and surplus and changes in the fair value are reported as a change in unassigned surplus. The Company recognizes income (expense) on interest rate swaps through investment income. This income is received or paid on reset/settlement date and is accrued until the next reset date. As of December 31, 2025, the Company has no outstanding swap agreements.
The Company has entered into foreign currency forwards to protect itself against currency fluctuations on foreign currency denominated financial instruments. These forwards are reported at fair value in the statutory statements of admitted assets, liabilities, and capital and surplus and changes in fair value are reported as a component of change in unassigned surplus.

50

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 and 2023
(Dollars in Thousands)

The following relates to interest rate swaps. The interest rates are measured against SOFR:

	2025	2024
Interest rate swaps:
Fixed rates	N/A	0.72% to 3.23%
Variable rates	N/A	4.96%

Collateral on derivatives
As a result of market value changes, certain financial institutions involved in the interest rate swap agreements and financial options deposit cash with the Company to collateralize these obligations. The cash collateral and the amount that the Company was permitted to repledge were $605,214 and $411,551 at December 31, 2025 and 2024, respectively. The obligation to repay the collateral is reflected in repurchase agreements, FHLB advances and collateral on derivatives in the statements of admitted assets, liabilities and capital and surplus.
The Company generally limits its selection of counterparties that are obligated under its non-exchange traded derivative contracts to those with investment grade ratings. As of December 31, 2025, no counterparty had more than 4% exposure to the fair value of the Company’s derivative contracts. Entering into such agreements from financial institutions with long-standing performance records minimizes the credit risk. The amounts of such exposure are essentially the net replacement cost or fair value for such agreements with each counterparty, as well as any interest due the Company from the last interest payment period less any collateral posted by the financial institution.
51

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 and 2023
(Dollars in Thousands)

5.OFFSETTING OF ASSETS AND LIABILITIES
Certain of the Company’s derivative instruments are subject to enforceable master netting arrangements that provide for the net settlement of all derivative contracts between the Company and counterparty in the event of default or upon the occurrence of certain termination events. Collateral support agreements are also in place requiring the Company or the counterparty to pledge collateral in the event minimum thresholds have been reached, typically related to the fair value of the outstanding derivatives. Additionally, certain of the Company’s repurchase agreements provide for net settlement on termination of the agreement.
The Company reports derivative instruments and repurchase agreements on a gross basis within the statements of admitted assets, liabilities, and capital and surplus.
The tables below present the Company’s gross and net derivative instruments and gross and net repurchase agreements by asset and liabilities:

	December 31, 2025
	Gross Amounts Presented in the Balance Sheet	Collateral- Financial Instruments and/or Cash	Net Amount
Offsetting of financial assets:
Derivatives	$898,227	$605,214	$293,013
Total financial assets	$898,227	$605,214	$293,013

Offsetting of financial liabilities:
Derivatives	$342,288	$—	$342,288
Repurchase agreements	4,524,203	4,524,203	—
Total financial liabilities	$4,866,491	$4,524,203	$342,288

	December 31, 2024
	Gross Amounts Presented in the Balance Sheet	Collateral- Financial Instruments and/or Cash	Net Amount
Offsetting of financial assets:
Derivatives	$749,024	$411,551	$337,473
Total financial assets	$749,024	$411,551	$337,473

Offsetting of financial liabilities:
Derivatives	$264,836	$—	$264,836
Repurchase agreements	4,644,553	4,644,553	—
Total financial liabilities	$4,909,389	$4,644,553	$264,836
52

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 and 2023
(Dollars in Thousands)

6.REAL ESTATE AND EQUIPMENT
The Company purchases and capitalizes various classes of assets in the regular course of its insurance operations. These assets are amortized using the straight-line and accelerated declining balance methodologies over a specified period of years that varies with the class of asset that ranges from 3 years to 39 years. The depreciation expense recorded in 2025, 2024 and 2023 was $32,082, $31,244 and $25,927, respectively. Following is a summary of the capitalized assets (including the Company’s office buildings and real estate acquired in satisfaction of mortgage loans) and the related accumulated depreciation for the major classes of assets:

	Range of Useful Lives	2025	2024

Land	N/A	$10,936	$10,936
Land improvements	15 years	1,099	1,099
Buildings and improvements	39 years	102,112	101,003
Leasehold improvements	10 years	2,115	2,115
Furniture and fixtures	7 years	6,171	6,211
Computer equipment and software	3 years	289,578	307,051
Other	5 years	38	38
		412,049	428,453
Accumulated depreciation		(291,764)	(281,621)
Nonadmitted		(21,762)	(45,940)
Net admitted value		$98,523	$100,892
The net admitted value of these assets is reflected in the following lines in the Company’s statements of admitted assets, liabilities and capital and surplus:

	2025	2024
Real estate	$94,448	$95,966
Other admitted assets	4,075	4,926
At December 31, 2025 and 2024, real estate consists of $94,448 and $95,966, respectively, for the Company’s offices.
7.FHLB ADVANCES
The Company is a member of FHLB of Des Moines. In accordance with the FHLB membership agreement, the Company can be required to purchase FHLB common stock in order to borrow funds. These borrowings are reported as FHLB advances in the statements of admitted assets, liabilities and capital and surplus. The Company did not purchase or sell any common stock in 2025 or 2024. In addition, the Company has posted mortgage loans and agency MBS/CMO fixed income securities with fair values in excess of the amount of the borrowings as collateral.
53

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 and 2023
(Dollars in Thousands)

The amount of FHLB stock held is as follows at December 31:

	2025	2024
Membership stock - class A	$10,000	$10,000
Activity stock	138,276	138,276
Total	$148,276	$148,276
The Class A Membership Stock is not eligible for redemption.
At December 31, 2025 and 2024, the Company had outstanding advances of $3,072,795. It is not part of the Company’s strategy to utilize these funds for operations, and any funds obtained from the FHLB of Des Moines for use in general operations would be accounted for consistent with SSAP No. 15 as borrowed money. The purpose of the advances is to complement the Company’s repurchase agreement program. The advances are reported as a component of repurchase agreements, FHLB advances and collateral on derivatives in the statements of admitted assets, liabilities and capital and surplus. The borrowings outstanding at December 31, 2025 is as follows:

Maturity Date Year	Advance	Interest Rate Range
2026	$1,149,380	0.88% - 4.49%
2027	455,000	3.56% - 4.39%
2028	455,460	3.73% - 4.44%
2029	677,500	3.80% - 4.46%
2030	335,455	3.91% - 4.22%
	$3,072,795
Interest expense incurred during 2025, 2024 and 2023 was $94,551, $81,560 and $61,853, respectively, and is reported as a component of net investment income in the statements of operations. The Company has determined the actual maximum borrowing capacity as $3,797,155. The Company calculated this amount in accordance with limitations in the FHLB capital plan (e.g., current FHLB capital stock, limitations in the FHLB capital plan, current and potential acquisitions of FHLB capital stock, etc.). The Company has unused long-term lines of credit through the FHLB program of $724,360 and $639,142 at December 31, 2025 and 2024, respectively.

54

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 and 2023
(Dollars in Thousands)

The amount of collateral pledged to the FHLB is as follows:

Amount pledged as of reporting date	Fair Value	Carrying Value	Aggregate total borrowing
2025	$4,435,617	$4,903,230	$3,072,795
2024	$4,548,429	$5,222,590	$3,072,795

Maximum amount pledged during reporting period	Fair Value	Carrying Value	Amount borrowed at time of maximum collateral
2025	$4,810,145	$5,413,718	$3,072,795
2024	$4,659,507	$5,437,458	$3,072,795
55

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 and 2023
(Dollars in Thousands)

8.REPURCHASE AGREEMENTS
The following tables summarize the repurchase agreements accounted for as a secured borrowing for the Company:
Type of Repo Trades Used

2025
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Bilateral (YES/NO)	YES	YES	YES	YES
Tri-party (YES/NO)	YES	YES	YES	YES
Original (Flow) & Residual Maturity

	2025
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Maximum amount
Open - no maturity	$—	$30,000	$15,000	$2,000
Overnight	—	545,000	230,000	160,000
2 days to 1 week	—	545,000	230,000	160,000
>1 week to 1 month	—	895,000	230,000	243,000
>1 month to 3 months	650,000	895,000	295,000	284,000
>3 months to 1 year	1,619,000	1,114,000	932,000	1,250,800
>1 year	3,224,553	3,389,203	3,581,903	3,468,403

Ending balance
Open - no maturity	$—	$15,000	$—	$2,000
>1 week to 1 month	—	—	160,000	60,000
>1 month to 3 months	650,000	230,000	135,000	284,000
>3 months to 1 year	1,114,000	932,000	850,400	1,105,800
>1 year	2,880,553	3,389,203	3,405,803	3,072,403
56

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 and 2023
(Dollars in Thousands)

Securities Sold Under Repo - Secured Borrowing

	2025
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Maximum amount
Book adjusted carrying value ("BACV")	XXX	XXX	XXX	$6,041,475
Nonadmitted - subset of BACV	XXX	XXX	XXX	XXX
Fair value	$5,352,756	$5,352,756	$5,352,756	$5,352,756

Ending Balance
BACV	XXX	XXX	XXX	$5,893,476
Nonadmitted - subset of BACV	XXX	XXX	XXX	XXX
Fair value	$5,321,849	$5,165,122	$5,130,416	$5,220,508
Securities Sold Under Repo - Secured Borrowing by NAIC Designation

	As of December 31, 2025
	NONE	NAIC 1	NAIC 2	NAIC 3
Bonds ICO – BACV	$—	$1,486,240	$1,426,834	$—
Bonds ICO – FV	—	1,212,707	1,249,033	—
Bonds ABS – BACV	—	2,980,402	—	—
Bonds ABS – FV	—	2,758,768	—	—
Total assets – BACV	$—	$4,466,642	$1,426,834	$—
Total assets – FV	$—	$3,971,475	$1,249,033	$—

As of December 31, 2025
	NAIC 4	NAIC 5	NAIC 6	Non-Admitted
Bonds ICO – BACV	$—	$—	$—	$—
Bonds ICO – FV	—	—	—	—
Bonds ABS – BACV	—	—	—	—
Bonds ABS – FV	—	—	—	—
Total assets – BACV	$—	$—	$—	$—
Total assets – FV	$—	$—	$—	$—
57

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 and 2023
(Dollars in Thousands)

Collateral Received - Secured Borrowing

	2025
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Maximum Amount
Cash	$5,493,553	$7,413,203	$5,513,903	$5,568,203
Securities (FV)	—	—	—	—

Ending Balance
Cash	$4,644,553	$4,566,203	$4,551,203	$4,524,203
Securities (FV)	—	—	—	—
Cash and Non-Cash Collateral Received - Secured Borrowing by NAIC Designation

	As of December 31, 2025
	NONE	NAIC 1	NAIC 2	NAIC 3
Ending balance
Cash	$4,524,203	$—	$—	$—
Total collateral assets – FV	$4,524,203	$—	$—	$—

	As of December 31, 2025
	NAIC 4	NAIC 5	NAIC 6	Does Not Qualify As Admitted
Ending balance
Cash	$—	$—	$—	$—
Total collateral assets – FV	$—	$—	$—	$—
Allocation of Aggregate Collateral by Remaining Contractual Maturity

As of December 31, 2025
Fair Value
Overnight and continuous	$2,000
30 days or less	60,000
31 to 90 days	284,000
> 90 days	4,178,203
58

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 and 2023
(Dollars in Thousands)

Allocation of Aggregate Collateral Reinvested by Remaining Contractual Maturity

	As of December 31, 2025
	Amortized Cost	Fair Value
1 to 2 years	$3,010	$2,974
2 to 3 years	10,374	10,335
> 3 years	4,915,320	4,510,894
Liability to Return Collateral - Secured Borrowing

	2025
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Maximum amount
Cash (collateral - all)	$5,493,553	$7,413,203	$5,513,903	$5,568,203
Securities collateral (FV)	—	—	—	—

Ending balance
Cash (collateral - all)	$4,644,553	$4,566,203	$4,551,203	$4,524,203
Securities collateral (FV)	—	—	—	—
In addition to the securities summarized in the maturity distribution above, the Company holds short-term investments representing the balance of the repurchase agreement liabilities. The Master Repurchase Agreements with the various counterparties do not require the Company to invest the proceeds in securities with maturities matching the maturities of the repurchase agreement liabilities. As previously stated, a majority of the Company’s repurchase agreements are for terms of greater than one year. The Company has sufficient cash flows from operations and investment maturities, pay downs and calls to meet the repurchase obligations under the outstanding agreements. In addition, the Company has the ability to sell securities to meet future repayment obligations under the agreements. As of December 31, 2025 and 2024, repurchase collateral posted by counterparties totaled $10,345 and $0, respectively.
9.REINSURANCE
The Company is primarily involved in the cession and, to a lesser degree, assumption of life and annuity reinsurance with other companies. Reinsurance premiums and claims ceded and assumed for the years ended December 31 are as follows:

	2025		2024		2023
	Ceded	Assumed	Ceded	Assumed	Ceded	Assumed

Premiums written	$7,086,698	$2,132	$3,127,927	$846	$2,034,325	$857
Claims incurred	548,123	9,486	444,408	13,079	470,866	8,767
Reserve changes	5,686,628	(32,789)	2,234,964	(47,830)	800,289	(85,762)
59

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 and 2023
(Dollars in Thousands)

Premiums and benefits incurred are stated net of the amounts of premiums and claims assumed and ceded. Policy benefit reserves and policy claims and benefits payable are reported net of the related reinsurance receivables. These receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.
The Company is a party to a reinsurance agreement with North American. In this indemnity agreement, the Company assumes 80% of all policies issued by North American between January 1, 2014 and December 31, 2021 on specific annuity plans. The Company retrocedes 100% of this business to a third party reinsurer through a modified coinsurance agreement. There were no premiums assumed under this agreement for each of the years ended December 31, 2025, 2024 and 2023. Assumed reserves of $83,941 and $116,634 associated with this agreement are reported as a component of liabilities for future policy benefits in the statements of admitted assets, liabilities and capital and surplus as of December 31, 2025 and 2024, respectively.
The Company is a party to a modified coinsurance agreement with a third-party reinsurer. This indemnity agreement covers 80% of all policies issued by the Company between January 1, 2014 and December 31, 2021 on specific annuity plans along with 100% of the business the Company assumes from North American in the coinsurance agreement discussed in the previous paragraph. In this agreement, the Company retains, on behalf of the reinsurer, assets equal to the statutory liabilities associated with the reinsured policies. The Company recognized $308,008 and $458,585 at December 31, 2025 and 2024, respectively, of modified coinsurance reserves under this agreement in the statements of admitted assets, liabilities, and capital and surplus.
The Company is party to a reinsurance agreement providing for the coinsurance of 30% for certain policies that were acquired from an acquisition in 2002. The reinsurer assumes 30% of the net premiums and benefits related to this block of business and reimburses the Company for various expenses related to this business through the expense allowances provided for in the agreement. Premiums ceded under this agreement of $6,554, $6,438 and $8,257 are reported as a component of life insurance and annuity premiums and other considerations in the statement of operations for the years ended December 31, 2025, 2024 and 2023, respectively. Reserve credits of $224,536 and $233,329 associated with this agreement are reported as a component of liabilities for future policy benefits in the statements of admitted assets, liabilities, and capital and surplus as of December 31, 2025 and 2024, respectively. In addition, reserve credits of $5,227 and $4,832 associated with this agreement are reported as a component of policy and contract claims in the statements of admitted assets, liabilities, and capital and surplus as of December 31, 2025 and 2024, respectively.
The Company is a party to two funds withheld coinsurance agreements with a third-party reinsurer. These are indemnity agreements that cover 50% of substantially all policies of specific annuity plans issued from January 1, 2002 through March 31, 2005, 60% of substantially all policies of specific annuity plans issued from April 1, 2005 through February 29, 2008 and 50% of substantially all policies of specific annuity plans issued from March 1, 2008 through November 30, 2013. In these agreements, the Company agrees to withhold, on behalf of the assuming company, assets equal to the statutory reserve associated with these policies. Premiums ceded under this agreement of $6,015, $7,153 and $9,424 are reported as a component of life insurance and annuity premiums and other considerations in the statements of operations for the years ended December 31, 2025, 2024 and 2023, respectively. Reserve credits of $1,508,670 and $1,776,715 associated with this agreement are reported as a component of liabilities for
60

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 and 2023
(Dollars in Thousands)

future policy benefits in the statements of admitted assets, liabilities, and capital and surplus as of December 31, 2025 and 2024, respectively. In addition, a funds withheld liability of $1,531,360 and $1,800,944 is reflected as a component of funds held under coinsurance in the statements of admitted assets, liabilities and capital and surplus as of December 31, 2025 and 2024, respectively. In addition, reserve credits of $14,838 and $17,149 associated with this agreement are reported as a component of policy and contract claims in the statements of admitted assets, liabilities, and capital and surplus as of December 31, 2025 and 2024, respectively.
The Company is a party to a coinsurance agreement with a third-party reinsurer. This indemnity agreement covers 100% of all policies issued from January 1, 2008 through September 30, 2009 of specific annuity plans. Reserve credits of $39,530 and $46,220, associated with this agreement are reported as a component of liabilities for future policy benefits in the statements of admitted assets, liabilities, and capital and surplus as of December 31, 2025 and 2024, respectively. In addition, reserve credits of $1,031 and $1,353 associated with this agreement are reported as a component of policy and contract claims in the statements of admitted assets, liabilities, and capital and surplus as of December 31, 2025 and 2024, respectively.
The Company is party to a coinsurance and yearly renewable term agreement with a third-party reinsurer that was effective on January 1, 2016. In 2024, the agreement was amended to only include yearly renewable term. The Company ceded policies issued during 2016 for specific annuity plans. Premiums ceded under this agreement of $23,721, $26,841 and $28,214 are reported as a component of life insurance and annuity premiums and other considerations in the statements of operations for the years ended December 31, 2025, 2024 and 2023, respectively. Reserve credits of $125,035 and $121,083 associated with this agreement are reported as a component of liabilities for future policy benefits in the statements of admitted assets, liabilities and capital and surplus as of December 31, 2025 and 2024, respectively. In addition, a funds withheld liability of $79,391 and $54,487 is reflected as a component of funds held under coinsurance in the statements of admitted assets, liabilities and capital and surplus as of December 31, 2025 and 2024, respectively.
On December 31, 2010, the Company entered into a funds withheld coinsurance agreement with MNL Re, an affiliated limited purpose subsidiary life insurance company. The agreement has subsequently been amended to extend the term and increase the life insurance policies covered under the agreement. The Company ceded a defined block of permanent life insurance products to MNL Re. Premiums ceded under this agreement of $51,529, $52,306 and $54,032 are reported as a component of life insurance and annuity premiums and other considerations in the statements of operations for the years ended December 31, 2025, 2024 and 2023, respectively. The Company recognized reserve credits of $1,301,956 and $1,221,753 under this agreement on December 31, 2025 and 2024, respectively, which are reflected as a component of liabilities for future policy benefits in the statements of admitted assets, liabilities and capital and surplus. The Company recognized $959,304 and $902,328 at December 31, 2025 and 2024, respectively, of funds held under coinsurance under this agreement which is reported as funds held under coinsurance in the statements of admitted assets, liabilities and capital and surplus. The reserve credit was supported by a contingent note guarantee (“LLC Note”) with a balance of $303,747 and $284,375 as of December 31, 2025 and 2024, respectively. The LLC Note held by MNL Re, which functions in a manner similar to a standby letter of credit and which Midland National is a beneficiary, is an admitted asset under Iowa prescribed practice and the surplus generated by this prescribed practice has been retained in the carrying value of MNL Re.
61

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 and 2023
(Dollars in Thousands)

On December 31, 2011, the Company entered into a funds withheld coinsurance agreement with Solberg Re, an affiliated limited purpose subsidiary life insurance company. The agreement has subsequently been amended to extend the term and increase the life insurance policies covered under the agreement. The Company ceded a defined block of term life insurance to Solberg Re. Premiums ceded under this agreement of $33,348, $37,011 and $41,581 are reported as a component of life insurance and annuity premiums and other considerations in the statements of operations for the years ended December 31, 2025, 2024 and 2023, respectively. The Company received experience refunds related to this agreement of $7,580, $1,859 and $5,925 during the years ended December 31, 2025, 2024 and 2023, respectively. The Company recognized reserve credits of $436,725 and $476,708 under this agreement on December 31, 2025 and 2024, respectively, which are reflected as a component of liabilities for future policy benefits in the statements of admitted assets, liabilities and capital and surplus. The Company recognized $180,008 and $194,511 at December 31, 2025 and 2024, respectively, of funds held under coinsurance under this agreement which is reported as funds held under coinsurance in the statements of admitted assets, liabilities and capital and surplus. The reserve credit was supported by an LLC Note with a balance of $256,717 and $282,196 as of December 31, 2025 and 2024, respectively. The LLC Note held by Solberg Re, which functions in a manner similar to a standby letter of credit and which Midland National is a beneficiary, is an admitted asset under Iowa prescribed practice and the surplus generated by this prescribed practice has been retained in the carrying value of Solberg Re.
On September 30, 2019, the Company entered into a funds withheld coinsurance agreement with Canal Re, an affiliated limited purpose subsidiary life insurance company. The Company ceded a defined block of term life insurance products to Canal Re. Premiums ceded under this agreement of $41,445, $44,310 and $47,277 are reported as a component of life insurance and annuity premiums and other considerations in the statements of operations for the years ended December 31, 2025, 2024 and 2023, respectively. The Company received experience refunds related to this agreement of $37,220, $13,592 and $20,594 during the years ended December 31, 2025, 2024 and 2023, respectively. The Company recognized reserve credit of $490,963 and $467,492 under this agreement as of December 31, 2025 and 2024, respectively, which is reflected as a component of liabilities for future policy benefits in the statements of admitted assets, liabilities and capital and surplus. The Company recognized $170,802 and $181,459 at December 31, 2025 and 2024, respectively, of funds held under coinsurance under this agreement which is reported as funds held under coinsurance in the statements of admitted assets, liabilities and capital and surplus. The reserve credit was supported by an LLC Note with a balance of $320,161 and $286,032 as of December 31, 2025 and 2024, respectively. The LLC Note held by Canal Re, which functions in a manner similar to a standby letter of credit and which Midland National is a beneficiary, is an admitted asset under Iowa prescribed practice and the surplus generated by this prescribed practice has been retained in the carrying value of Canal Re.
On December 31, 2020, the Company entered into a funds withheld coinsurance agreement with a third party reinsurer. The Company has ceded a defined block of permanent life insurance products to the third party reinsurer. Premiums ceded under this agreement of $55,822, $62,990 and $68,633 are reported as a component of life insurance and annuity premiums and other considerations in the statements of operations for the years ended December 31, 2025, 2024 and 2023, respectively. A reserve credit of $1,182,890 and $1,077,952 associated with this agreement is reported as a component of liabilities for future policy benefits in the statements of admitted assets, liabilities and capital and surplus as of December 31, 2025 and 2024, respectively. The Company recognized $851,005 and $780,066 at December 31, 2025 and 2024, respectively, of funds held under coinsurance under this agreement as a
62

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 and 2023
(Dollars in Thousands)

component of funds held under coinsurance in the statements of admitted assets, liabilities and capital and surplus.
On October 31, 2021, the Company entered into a funds withheld coinsurance agreement with SFG Bermuda, an affiliated company domiciled in Bermuda, under which the Company ceded 100% of certain fixed index annuity policies issued prior to October 1, 2021. The Company also cedes 80% of certain new fixed index annuity policies including attached riders issued on or after October 1, 2021. During 2022 the Company ceded 80% of certain multi-year guaranteed fixed annuity policies with issued dates of July 1, 2022 through December 31, 2022 to SFG Bermuda. Effective October 1, 2023, for new policies issued on or after October 1, 2023, the 80% quota share is structured as a combination of funds withheld and coinsurance. Premiums ceded under this agreement of $1,720,759, $2,047,929 and $1,573,412 are reported as a component of life insurance and annuity premiums and other considerations in the statements of operations for the years ended December 31, 2025, 2024 and 2023, respectively. A reserve credit of $11,054,960 and $10,135,211 associated with this agreement is reported as a component of liabilities for future policy benefits in the statements of admitted assets, liabilities and capital and surplus as of December 31, 2025 and 2024, respectively. The Company recognized $10,552,870 and $9,853,948 at December 31, 2025 and 2024, respectively, of funds held under coinsurance under this agreement as a component of funds held under coinsurance in the statements of admitted assets, liabilities and capital and surplus. The treaty also involved the coinsurance of IMR generated by the assets in the funds withheld portfolio. An IMR credit associated with this treaty of $250,531 and $297,721 is reported as a component of interest maintenance reserves in the statements of admitted assets, liabilities, and capital and surplus as of December 31, 2025 and 2024, respectively. In addition, reserve credits of $31,114 and $21,748 associated with this agreement are reported as a component of policy and contract claims in the statements of admitted assets, liabilities, and capital and surplus as of December 31, 2025 and 2024, respectively.
On September 5, 2024, the Company entered into a coinsurance agreement with a third-party reinsurer. The Company has ceded 80% of certain multi-year guaranteed fixed annuity policies issued on or after September 5, 2024 to the third party reinsurer. Premiums ceded under this agreement of $1,709,270 and $628,454 are reported as a component of life insurance and annuity premiums and other considerations in the statements of operations for the years ended December 31, 2025 and 2024, respectively. A reserve credit of $2,359,535 and $619,028 associated with this agreement is reported as a component of liabilities for future policy benefits in the statements of admitted assets, liabilities, and capital and surplus as of December 31, 2025 and 2024, respectively.
On July 1, 2025, the Company entered into a funds withheld coinsurance agreement with a third-party reinsurer. The Company has ceded a defined block of term life insurance products to the third party reinsurer. Premiums ceded under this agreement of $192,129 are reported as a component of life insurance and annuity premiums and other considerations in the statements of operations for the year ended December 31, 2025. An initial ceding commission of $64,556 is reported as a component of commissions and expense allowances on reinsurance ceded in the statements of operations for the year ended December 31, 2025. A reserve credit of $185,437 associated with this agreement is reported as a component of liabilities for future policy benefits in the statements of admitted assets, liabilities, and capital and surplus as of December 31, 2025. The Company recognized $106,086 at December 31, 2025 of funds held under coinsurance under this agreement as a component of funds held under coinsurance in the statements of admitted assets, liabilities and capital and surplus. The Company recorded an initial
63

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 and 2023
(Dollars in Thousands)

gain, net of tax, directly to surplus in the amount of $50,999, which will be released to income over a period of time.
On October 1, 2025, the Company entered into a funds withheld coinsurance agreement with a third-party reinsurer. The Company has ceded a defined block of BOLI products to the third- party reinsurer. Premiums ceded under this agreement of $2,963,629 are reported as a component of life insurance and annuity premiums and other considerations in the statements of operations for the year ended December 31, 2025. A reserve credit of $2,982,890 associated with this agreement is reported as a component of liabilities for future policy benefits in the statements of admitted assets, liabilities, and capital and surplus as of December 31, 2025. The Company recognized $2,696,372 at December 31, 2025 of funds held under coinsurance under this agreement as a component of funds held under coinsurance in the statements of admitted assets, liabilities and capital and surplus. The Company recorded an initial gain, net of tax, directly to surplus in the amount of $224,152, which will be released to income over a period of time.
On March 6, 2019, the Insurance Commissioner of the Delaware Department of Insurance entered into a Rehabilitation and Injunction Order with Scottish Re (U.S.) Inc. (“SRUS”). On May 3, 2023, the Receiver notified the court that it has concluded that SRUS should be liquidated. The Motion for the Entry of a Liquidation and Injunction Order was filed with the court on July 14, 2023. The Order resulted in the cancellation of all reinsurance treaties as of September 30, 2023.

During 2023, due to the cancellation of the reinsurance treaty, the Company wrote off $4,145 in reserve credits, net of previous impairments for reinsurance agreements it had with SRUS. The Company has no remaining reserve credits for future claims related to reinsurance agreements with SRUS. The Company has receivables of $11,045 from SRUS for claims prior to treaty cancellation, net of impairments. Total impairments of $2,275 have been recognized on the receivables, of which $1,315 was recognized in 2023. No amounts are disputed by SRUS or its Receiver. The entire net receivable is admitted. The timing of collection is uncertain given liquidation is in progress.
The estimated amount of the aggregate reduction in surplus (for agreements other than those under which the reinsurer may unilaterally cancel for reasons other than the nonpayment of premiums or other similar credits) for nonperformance or termination of all reinsurance agreements, by either party, is $889,511 as of December 31, 2025.
64

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 and 2023
(Dollars in Thousands)

10.FUTURE POLICY BENEFITS AND POLICY PREMIUMS DUE, DEFERRED OR UNCOLLECTED
Reserves for life contracts and deposit-type contracts
The Company waives deduction of deferred fractional premiums upon death of the insured. For policies without flexible premiums the Company returns any portion of the final premium beyond the policy month of death. Reserves include the excess of the surrender value over the reserve as otherwise computed. Additional premiums plus the regular gross premium for the true age are charged for substandard lives. Mean reserves are determined by computing the regular mean reserve for the plan at the true age and holding, in addition, one-half (50%) of the extra premium charge for the year for fixed premium plans and one-half of the extra risk charge for the month for flexible premium plans.
At December 31, 2025 and 2024, the Company had $10,619,183 and $10,990,124, respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard of valuation set by the state of Iowa. At December 31, 2025 and 2024, reserves to cover the above insurance totaled $289,834 and $287,645, respectively, before reinsurance ceded.
The Company fully adopted valuation manual standard 20 (“VM-20”) as of January 1, 2020. The VM-20 reserving methodology is a principles based approach required for life insurance policies which uses prudent estimate assumptions. At December 31, 2025 and 2024, the Company held VM-20 reserves for the applicable life insurance policies in the amount of $1,913,259 and $4,805,999, respectively. These reserves were reflected in the liabilities for future policy benefits in the statements of admitted assets, liabilities and capital and surplus.
The Company adopted valuation manual standard 21 (“VM-21”) as of January 1, 2020. The VM-21 reserving methodology is a principles based approach required for variable annuity policies which uses prudent estimate assumptions for interest and other assumptions. The Company elected to record the full impact in 2020 rather than electing to grade in the change in valuation basis. At December 31, 2025 and 2024, the Company held VM-21 reserves for the applicable life insurance policies in the amount of $3,888,651 and $3,005,097, respectively. These reserves were reflected in the liabilities for future policy benefits in the statements of admitted assets, liabilities and capital and surplus.
Analysis of annuity actuarial reserves and deposit liabilities by withdrawal characteristics
A portion of the Company’s liabilities for future policy benefits relate to liabilities established on a variety of products that are not subject to significant mortality and morbidity risk; however, there may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics and the related percentage of the total, are summarized as follows at December 31:

65

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 and 2023
(Dollars in Thousands)

Individual Annuities

	2025
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	Percent
Subject to discretionary withdrawal
With market value adjustment	$30,810,972	$1,167,156	$—	$31,978,128	73%
At book value less current surrender charge of 5% or more	19,847	—	—	19,847	0%
At fair value	—	—	2,599,597	2,599,597	6%
Total with market value adjustment	30,830,819	1,167,156	2,599,597	34,597,572	79%

At book value without adjustment (minimal or no charge or adjustment)	9,009,655	—	—	9,009,655	20%

Not subject to discretionary withdrawal	266,030	—	—	266,030	1%
Total	40,106,504	1,167,156	2,599,597	43,873,257	100%
Reinsurance ceded	14,114,678	—	—	14,114,678
Total (gross - ceded)	$25,991,826	$1,167,156	$2,599,597	$29,758,579

Amount included in book value less surrender charges above that will move to book value without adjustment for the first time within the year after the statement date:	$8,520

	2024
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	Percent
Subject to discretionary withdrawal
With market value adjustment	$28,422,095	$—	$—	$28,422,095	71%
At book value less current surrender charge of 5% or more	59,392	—	—	59,392	0%
At fair value	—	—	2,381,235	2,381,235	6%
Total with market value adjustment	28,481,487	—	2,381,235	30,862,722	77%

At book value without adjustment (minimal or no charge or adjustment)	8,517,293	—	—	8,517,293	21%

Not subject to discretionary withdrawal	262,022	457,664	—	719,686	2%
Total	37,260,802	457,664	2,381,235	40,099,701	100%
Reinsurance ceded	11,594,813	—	—	11,594,813
Total (gross - ceded)	$25,665,989	$457,664	$2,381,235	$28,504,888

Amount included in book value less surrender charges above that will move to book value without adjustment for the first time within the year after the statement date:	$12,952

66

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 and 2023
(Dollars in Thousands)

Group Annuities

	2025
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	Percent
Subject to discretionary withdrawal
With market value adjustment	$809,423	$—	$—	$809,423	11%
At book value less current surrender charge of 5% or more	1,312	—	—	1,312	0%
At fair value	—	—	—	—	—%
Total with market value adjustment	810,735	—	—	810,735	11%

At book value without adjustment (minimal or no charge or adjustment)	2,255,964	—	—	2,255,964	32%

Not subject to discretionary withdrawal	2,955,548	1,146,153	—	4,101,701	57%
Total (gross: direct + assumed)	6,022,247	1,146,153	—	7,168,400	100%
Reinsurance ceded	1,007,689	—	—	1,007,689
Total (gross - ceded)	$5,014,558	$1,146,153	$—	$6,160,711

Amount included in book value less surrender charges above that will move to book value without adjustment for the first time within the year after the statement date:	$—

	2024
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	Percent
Subject to discretionary withdrawal
With market value adjustment	$1,089,095	$—	$—	$1,089,095	19%
At book value less current surrender charge of 5% or more	1,841	—	—	1,841	0%
At fair value	—	—	—	—	—%
Total with market value adjustment	1,090,936	—	—	1,090,936	19%

At book value without adjustment (minimal or no charge or adjustment)	2,421,204	—	—	2,421,204	41%

Not subject to discretionary withdrawal	1,925,913	412,640	—	2,338,553	40%
Total (gross: direct + assumed)	5,438,053	412,640	—	5,850,693	100%
Reinsurance ceded	1,140,535	—	—	1,140,535
Total (gross - ceded)	$4,297,518	$412,640	$—	$4,710,158

Amount included in book value less surrender charges above that will move to book value without adjustment for the first time within the year after the statement date:	$—

67

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 and 2023
(Dollars in Thousands)

Deposit-type Contracts

	2025
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	Percent
Subject to discretionary withdrawal
With market value adjustment	$—	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	—	—	—	—	—%
At fair value	—	—	—	—	—%
Total with market value adjustment	—	—	—	—	—%

At book value without adjustment (minimal or no charge or adjustment)	144,812	—	—	144,812	5%

Not subject to discretionary withdrawal	2,996,825	1,367	—	2,998,192	95%
Total (gross: direct + assumed	3,141,637	1,367	—	3,143,004	100%
Reinsurance ceded	108	—	—	108
Total (gross - ceded)	$3,141,529	$1,367	$—	$3,142,896

Amount included in book value less surrender charges above that will move to book value without adjustment for the first time within the year after the statement date:	$—

	2024
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	Percent
Subject to discretionary withdrawal
With market value adjustment	$575	$—	$—	$575	0%
At book value less current surrender charge of 5% or more	—	—	—	—	—%
At fair value	—	—	—	—	—%
Total with market value adjustment	575	—	—	575	—%

At book value without adjustment (minimal or no charge or adjustment)	127,619	—	—	127,619	9%

Not subject to discretionary withdrawal	1,232,169	709	—	1,232,878	91%
Total (gross: direct + assumed	1,360,363	709	—	1,361,072	100%
Reinsurance ceded	104	—	—	104
Total (gross - ceded)	$1,360,259	$709	$—	$1,360,968

Amount included in book value less surrender charges above that will move to book value without adjustment for the first time within the year after the statement date:	$—

68

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 and 2023
(Dollars in Thousands)

Analysis of life actuarial reserves by withdrawal characteristics

	2025
	General Account
	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$8,607,698	$8,589,547	$8,521,995
Universal life with secondary guarantees	360,755	341,468	2,353,229
Indexed universal life	5,109,075	4,662,789	4,670,591
Indexed universal life with secondary guarantees	809,626	631,020	1,267,292
Other permanent cash value life insurance	211,610	211,610	352,160
Variable universal life	113,644	113,070	117,539

Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	—	—	1,393,863
Accidental death benefits	—	—	557
Disability - active lives	—	—	5,907
Disability - disabled lives	—	—	37,269
Miscellaneous reserves	—	—	315,652
Total	15,212,408	14,549,504	19,036,054
Reinsurance ceded	3,662,940	3,553,498	6,963,035
Total net of reinsurance ceded	$11,549,468	$10,996,006	$12,073,019

	2025
	Separate Account with Guarantees
	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$3,011,389	$3,011,389	$3,010,578
Universal life with secondary guarantees	—	—	—
Indexed universal life	—	—	—
Indexed universal life with secondary guarantees	—	—	—
Other permanent cash value life insurance	—	—	—
Variable universal life	—	—	—

Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	—	—	—
Accidental death benefits	—	—	—
Disability - active lives	—	—	—
Disability - disabled lives	—	—	—
Miscellaneous reserves	—	—	—
Total	3,011,389	3,011,389	3,010,578
Reinsurance ceded	—	—	—
Total net of reinsurance ceded	$3,011,389	$3,011,389	$3,010,578

69

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 and 2023
(Dollars in Thousands)

	2025
	Separate Account Non-guaranteed
	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$—	$—	$—
Universal life with secondary guarantees	—	—	—
Indexed universal life	—	—	—
Indexed universal life with secondary guarantees	—	—	—
Other permanent cash value life insurance	—	—	—
Variable universal life	856,363	850,868	851,566

Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	—	—	—
Accidental death benefits	—	—	—
Disability - active lives	—	—	—
Disability - disabled lives	—	—	—
Miscellaneous reserves	—	—	—
Total	856,363	850,868	851,566
Reinsurance ceded	—	—	—
Total net of reinsurance ceded	$856,363	$850,868	$851,566

	2024
	General Account
	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$8,932,190	$8,908,200	$8,848,541
Universal life with secondary guarantees	402,739	346,539	2,251,096
Indexed universal life	4,899,632	4,436,783	4,446,849
Indexed universal life with secondary guarantees	733,136	558,463	1,138,841
Other permanent cash value life insurance	202,348	202,348	335,768
Variable universal life	107,044	106,424	110,448

Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	—	—	1,416,000
Accidental death benefits	—	—	601
Disability - active lives	—	—	6,383
Disability - disabled lives	—	—	41,007
Miscellaneous reserves	—	—	322,582
Total	15,277,089	14,558,757	18,918,116
Reinsurance ceded	673,513	549,750	3,663,405
Total net of reinsurance ceded	$14,603,576	$14,009,007	$15,254,711

70

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 and 2023
(Dollars in Thousands)

2024
Separate Account with Guarantees
	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$3,012,066	$3,012,066	$3,011,286
Universal life with secondary guarantees	—	—	—
Indexed universal life	—	—	—
Indexed universal life with secondary guarantees	—	—	—
Other permanent cash value life insurance	—	—	—
Variable universal life	—	—	—

Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	—	—	—
Accidental death benefits	—	—	—
Disability - active lives	—	—	—
Disability - disabled lives	—	—	—
Miscellaneous reserves	—	—	—
Total	3,012,066	3,012,066	3,011,286
Reinsurance ceded	—	—	—
Total net of reinsurance ceded	$3,012,066	$3,012,066	$3,011,286

2024
Separate Account Non-guaranteed
	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$—	$—	$—
Universal life with secondary guarantees	—	—	—
Indexed universal life	—	—	—
Indexed universal life with secondary guarantees	—	—	—
Other permanent cash value life insurance	—	—	—
Variable universal life	777,183	770,241	771,739

Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	—	—	—
Accidental death benefits	—	—	—
Disability - active lives	—	—	—
Disability - disabled lives	—	—	—
Miscellaneous reserves	—	—	—
Total	777,183	770,241	771,739
Reinsurance ceded	—	—	—
Total net of reinsurance ceded	$777,183	$770,241	$771,739

71

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 and 2023
(Dollars in Thousands)

Policy premium due, deferred and uncollected
Gross premiums are amounts charged to the policyholder and recognized as income when due from policyholders under the terms of the insurance contract. Net premiums are the amount calculated on the basis of the interest and mortality table used to calculate the policy reserves. The difference between gross premium and net premium is referred to as loading and generally includes allowances for acquisition costs and other expenses, but also includes the differences in mortality and interest assumptions utilized for statutory reserving purposes.
Due, deferred and uncollected life insurance premiums (net of reinsurance ceded) are summarized as follows at December 31:

	2025		2024
	Gross	Net of Loading	Gross	Net of Loading
Ordinary - new business	$5,342	$180	$7,230	$424
Ordinary - renewal	59,399	129,317	85,881	175,594
	$64,741	$129,497	$93,111	$176,018
11.SEPARATE ACCOUNTS
The Company has separate accounts for its variable life and annuity business, a portion of its PRT business, RILA business, and a portion of its BOLI business. Information regarding the separate accounts of the Company is as follows:

	2025	2024
Reserves at December 31 for accounts with assets at:
Market value	$3,451,163	$3,152,975
Amortized cost	5,323,887	3,881,590
Total reserves	$8,775,050	$7,034,565
By withdrawal characteristics:
With market value adjustment	$1,167,156	$—
At fair value	3,451,163	—
At book value without adjustment and with current surrender charge less than 5%	3,010,578	6,164,261
Not subject to discretionary withdrawal	1,146,153	870,304
Total reserves	$8,775,050	$7,034,565
Following is a summary reconciliation of amounts reported as transfers to and from separate accounts in the summary of operations of the Company’s NAIC separate account annual statements with the amounts reported as net transfers to separate accounts in the accompanying statements of operations for the years ended December 31:
72

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 and 2023
(Dollars in Thousands)

	2025	2024	2023
Reconciliations of net transfers to (from) separate accounts
Transfers of premiums to separate accounts	$2,416,010	$1,296,406	$456,725
Transfers from separate accounts	(1,334,529)	(1,025,415)	(444,453)
Net transfers to the separate accounts as reported in the statements of operations	$1,081,481	$270,991	$12,272

The Company has variable annuities with guaranteed benefits including guaranteed death benefits and guaranteed living benefits, and RILA with guaranteed benefits including return of premium and guaranteed living benefits. The total maximum guarantee provided to the separate account associated with guaranteed death benefits of $21,481, $29,134, $31,842, $125,286 and $47,870 as of December 31, 2025, 2024, 2023, 2022 and 2021, respectively. The risk charges remitted to the general account associated with these guarantees was $873, $787, $756, $800 and $868 for 2025, 2024, 2023, 2022 and 2021, respectively. Separate account guarantees paid by the general account of the Company was $1,275, $948, $4,111, $5,551 and $2,483 for 2025, 2024, 2023, 2022 and 2021, respectively.
12.CAPITAL AND SURPLUS AND DIVIDEND RESTRICTIONS
The Company has 2,549,439 common stock shares authorized, issued and outstanding. The Company has no preferred stock outstanding. Without prior approval of its domiciliary commissioner, dividends to shareholders is limited by the laws of the Company’s state of incorporation, Iowa, to $513,991 in 2026, an amount that is based on restrictions relating to the 2025 net gain from operations and statutory surplus. Within these limitations, there are no restrictions placed on the portion of Company profits that may be paid as ordinary dividends to its stockholder. The unassigned surplus of $2,667,817 is unrestricted and held for the benefit of the Company’s stockholder.
During 2025, the Company paid ordinary cash dividends in the amounts of $150,000 on March 31, $60,000 on June 30 and $150,000 on September 30 to its parent, SFG. The Company distributed an investment and accrued interest of $23,021 to SFG during the year ended December 31, 2025.
On October 25, 2013, the Company issued a surplus note to SFG for $142,000. This note is reported as a component of capital and surplus in the statements of admitted assets, liabilities and capital and surplus. The surplus note bears annual interest at 7.5% payable in semi-annual installments. The maturity date of the note is October 31, 2043. Payment of principal and interest on this note is subject to approval by the Iowa Insurance Division. The Company incurred interest expense of $10,650 in 2025, 2024 and 2023. The Company has recognized life-to-date interest of $127,450.
On December 30, 2014, the Company issued a surplus note to SFG for $200,000. This note is reported as a component of capital and surplus in the statements of admitted assets, liabilities and capital and surplus. The surplus note bears annual interest at 7.0% payable in semi-annual installments. The maturity date of the note is December 30, 2044. Payment of principal and interest on this note is subject to approval by the Iowa Insurance Division. The Company incurred interest expense of $14,000 in 2025, 2024 and 2023. The Company has recognized life-to-date interest of $154,000.
On June 30, 2017, the Company issued a surplus note to SFG for $295,000. This note is reported as a component of capital and surplus in the statements of admitted assets, liabilities and capital and surplus.
73

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 and 2023
(Dollars in Thousands)

The surplus note bears annual interest at 6.0% payable in semi-annual installments. The maturity date of the note is June 30, 2047. Payment of principal and interest on this note is subject to approval by the Iowa Insurance Division. The Company incurred interest expense of $17,700 in 2025, 2024, and 2023. The Company has recognized life-to-date interest of $148,147.
On December 30, 2017, the Company issued a surplus note to SFG for $200,000. This note is reported as a component of capital and surplus in the statements of admitted assets, liabilities and capital and surplus. The surplus note bears an annual interest rate at 6.0% payable in semi-annual installments. The maturity date of the note is December 30, 2047. Payment of principal and interest on this note is subject to approval by the Iowa Insurance Division. The Company incurred interest expense of $12,000 in 2025, 2024, and 2023. The Company has recognized life-to-date interest of $96,000.
On December 30, 2020, the Company issued a surplus note to SFG for $200,000. This note is reported as a component of capital and surplus in the statements of admitted assets, liabilities and capital and surplus. The surplus note bears an annual interest rate at 6.5% payable in semi-annual installments. The maturity date of the note is December 30, 2050. Payment of principal and interest on this note is subject to approval by the Iowa Insurance Division. The Company incurred interest expense of $13,000 in 2025, 2024 and 2023, respectively. The Company has recognized life-to-date interest of $62,863.
On May 4, 2022, the Company issued a surplus note to SFG for $200,000. This note is reported as a component of capital and surplus in the statements of admitted assets, liabilities and capital and surplus. The surplus note bears an annual interest rate at 6.1% payable in semi-annual installments. The maturity date of the note is March 31, 2052. Payment of principal and interest on this note is subject to approval by the Iowa Insurance Division. The Company incurred interest expense of $12,200 in 2025, 2024 and 2023, respectively. The Company has recognized life-to-date interest of $41,580.
13.INCOME TAXES
The components of the net deferred tax asset recognized by the Company at December 31 are as follows:

	2025			2024			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross deferred tax asset	$569,452	$116,682	$686,134	$613,648	$96,141	$709,789	$(44,196)	$20,541	$(23,655)
Statutory valuation allowance	—	—	—	—	—	—	—	—	—
Adjusted gross deferred tax assets	569,452	116,682	686,134	613,648	96,141	709,789	(44,196)	20,541	(23,655)
Deferred tax assets nonadmitted	195,618	—	195,618	175,990	—	175,990	19,628	—	19,628
Subtotal net admitted deferred tax asset	373,834	116,682	490,516	437,658	96,141	533,799	(63,824)	20,541	(43,283)
Deferred tax liabilities	84,806	61,283	146,089	108,517	75,883	184,400	(23,711)	(14,600)	(38,311)
Net admitted deferred tax assets	$289,028	$55,399	$344,427	$329,141	$20,258	$349,399	$(40,113)	$35,141	$(4,972)
74

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 and 2023
(Dollars in Thousands)

	2025			2024			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Admission Calculation
Components SSAP No. 101:
(a) Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—	$—	$—	$—	$—	$—	$—
(b) Adjusted gross deferred tax assets expected to be realized after application of the threshold limitation	281,950	62,477	$344,427	298,620	50,779	$349,399	(16,670)	11,698	$(4,972)
Adjusted gross deferred be realized following the balance sheet date	281,950	62,477	$344,427	298,620	50,779	349,399	(16,670)	11,698	(4,972)
Adjusted gross deferred tax assets allowed per limitation threshold	XXX	XXX	718,709	XXX	XXX	695,855	XXX	XXX	22,854
(c) Adjusted gross deferred tax assets offset by gross deferred tax liabilities	91,884	54,205	$146,089	139,038	45,362	184,400	(47,154)	8,843	$(38,311)
Deferred tax assets admitted as the result of application of SSAP No. 101 (a)+(b)+(c)	$373,834	$116,682	$490,516	$437,658	$96,141	$533,799	$(63,824)	$20,541	$(43,283)

	2025	2024
Ratio percentage used to determine recovery period and threshold limitation amount	760%	760%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation	$4,791,393	$4,639,034

75

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 and 2023
(Dollars in Thousands)

The impact of tax planning strategies at December 31 is as follows:

	2025		2024		Change
	(1)	(2)	(3)	(4)	(5)	(6)
	Ordinary	Capital	Ordinary	Capital	(Col 1-3) Ordinary	(Col 2-4) Capital
Impact of tax-planning strategies
(a)Determination of adjusted gross deferred tax assets and net admitted deferred tax assets, by tax character as a percentage
1. Adjusted gross DTAs amount from note 9A1(c)	$569,452	$116,682	$613,648	$96,141	$(44,196)	$20,541
2. Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	1.9%	8.1%	5.8%	2.9%	(3.9)%	5.2%
3. Net admitted adjusted gross DTAs amount from note 9A1(e)	$373,834	$116,682	$437,658	$96,141	$(63,824)	$20,541
4. Percentage of net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	3.7%	16.1%	11.8%	5.8%	(8.1)%	10.3%
The Company’s tax-planning strategies do not include the use of reinsurance.
There are no DTLs that have not been recognized.
Current income taxes incurred consist of the following major components for the years ended December 31:

	2025	2024	2023
Current Income Tax:
Federal income tax on operations	$134,405	$167,912	$184,622
Federal income tax benefit on net capital losses	(45,026)	(88,014)	(122,649)
Other	(54,757)	(125,181)	(154,806)
Federal and foreign income taxes incurred	$34,622	$(45,283)	$(92,833)
76

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 and 2023
(Dollars in Thousands)

The components of DTAs and DTLs are as follows as of December 31:

	2025	2024	Change
Deferred Tax Assets:
Ordinary
Policyholder reserves	$235,060	$272,455	$(37,395)
Investments	3,055	2,784	271
Deferred acquisition costs	264,520	265,370	(850)
Fixed assets	4,298	9,343	(5,045)
Compensation and benefits accrual	2,587	2,795	(208)
Pension accrual	36,443	33,647	2,796
Receivables - nonadmitted	36	8	28
Tax credit carry-forward	773	2,274	(1,501)
Other (including items <5% of total ordinary tax assets)	22,680	24,972	(2,292)
Subtotal	569,452	613,648	(44,196)

Nonadmitted	195,618	175,990	19,628

Admitted ordinary deferred tax assets	373,834	437,658	(63,824)

Capital
Investments	62,477	90,570	(28,093)
Net capital loss carry-forward	54,205	5,571	48,634
Admitted capital deferred tax assets	116,682	96,141	20,541
Admitted deferred tax assets	$490,516	$533,799	$(43,283)

Deferred Tax Liabilities:
Ordinary
Investments	$47,638	$47,640	$(2)
Fixed assets	5,285	5,969	(684)
Deferred and uncollected premium	27,194	36,964	(9,770)
Policyholder reserves	—	12,603	(12,603)
Other (including items <5% of total ordinary tax liabilities)	4,689	5,341	(652)
Subtotal	84,806	108,517	(23,711)
Capital
Investments	61,283	75,883	(14,600)
Deferred tax liabilities	146,089	184,400	(38,311)
Net deferred tax assets	$344,427	$349,399	$(4,972)
77

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 and 2023
(Dollars in Thousands)

The provision for income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference for the year ended December 31, 2025, are as follows:

	Tax Effect	Effective Tax Rate
Provision computed at statutory rate	$44,864	21.0%
IMR amortization	3,612	1.7%
Tax exempt income	(44,095)	-20.6%
Tax credits	(24,279)	-11.4%
Nondeductible expenses	811	0.4%
Change in nonadmitted assets	5,829	2.7%
FIT interest	2,089	1.0%
PY permanent differences	(7,088)	-3.3%
Interest accrual on expected IRS refunds	(9,948)	-4.7%
IMR elimination	6,869	3.2%
Reinsurance surplus adjustments	44,112	20.6%
Change in CY deferred only	200	0.1%
Partnership basis true-up	(28,462)	-13.3%
Miscellaneous surplus adjustment	2,699	1.3%
RILA unrealized	8,663	4.1%
Other	1,520	0.7%
Total statutory income taxes	$7,396	3.5%

Federal and foreign income tax incurred	$34,622	16.2%
Change in net deferred income taxes	(27,226)	(12.7)%
Total statutory income taxes	$7,396	3.5%
At December 31, 2025, the Company had no operating loss carryforwards and has not made any deposits under Section 6603 of the Internal Revenue Code. The Company did have a $773 foreign tax credit carryforward. The income taxes incurred in the current and prior years that will be available for recoupment in the event of a future capital loss are $0 in 2025, 2024 and 2023.
On August 16, 2022, the U.S. enacted the Inflation Reduction Act of 2022 (“the Act”). The Act contained various tax-related provisions, including the establishment of a new 15 percent CAMT on adjusted financial statement income for certain large corporations effective for tax years beginning on or after January 1, 2023. The Company has determined it is an applicable corporation subject to CAMT for 2023 and future years. In 2025, the IRS issued interim guidance that was adopted by the Company, and additional guidance is expected during 2026. The Company did not record a liability for 2024 or 2025.
On July 4, 2025, the United States enacted Public Law 119-21, commonly referred to as the “One Big Beautiful Bill Act”. The provisions of Public Law 119-21 did not have a material impact to the
78

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 and 2023
(Dollars in Thousands)

Company’s consolidated financial statements for the year ended December 31,2025 and, based on current guidance, the Company does not expect to record any material impacts in the future.
The Company is under IRS examination for the years 2020-2024. Years prior to 2020 are closed. At this time, there have been no proposed adjustments and the Company does not anticipate any adjustments that will have a material effect on the financial statements.
14.EMPLOYEE BENEFIT PLANS
The Company provides certain postretirement health care and life insurance benefits for eligible active employees through health and welfare benefit plans. Substantially all employees working for the Company are eligible for those benefits at retirement. The type and amount of benefit varies based on the plan in effect for a particular employee group.
As of December 31, 2025, the Company anticipates contributing the following amounts to its health care plan:

2026	$517
2027	454
2028	421
2029	395
2030	348
Thereafter	725
The following table summarizes the assets, benefit obligations and other information related to these plans as of December 31, 2025 and 2024:

	Underfunded
Change in Postretirement Benefits	2025	2024	2023
Benefit obligation at beginning of year	$2,692	$1,023	$25,915
Service cost	13	12	1,048
Interest cost	108	98	1,174
Contribution by plan participants	—	413	376
Actuarial gain (loss)	198	861	(651)
Benefits paid	(494)	(1,608)	(1,478)
Plan amendments	—	1,893	(25,361)
Benefit obligation at end of year	$2,517	$2,692	$1,023
79

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 and 2023
(Dollars in Thousands)

	Postretirement Benefits
Change in plan assets	2025	2024
Fair value of plan assets at beginning of year	$—	$—
Actual return on plan assets	—	—
Foreign currency exchange rate changes	—	—
Reporting entity contribution	—	1,195
Admin participants' contributions	494	413
Benefits paid	(494)	(1,608)
Business combinations, divestitures and settlements	—	—
Fair value of plan assets at end of year	$—	$—

	Postretirement Benefits
Components of net periodic benefit costs	2025	2024	2023
Service cost	$13	$12	$1,048
Interest cost	108	98	1,174
Gains and losses	(474)	(559)	(493)
Prior service cost or credits	(2,454)	(2,454)	(96)
Total net periodic benefit cost	$(2,807)	$(2,903)	$1,633

Amounts in unassigned funds (surplus) recognized as components of net periodic benefit cost	Postretirement Benefits
	2025	2024	2023
Net prior service cost or credit arising during the period	$—	$1,893	$(25,361)
Net prior service cost or credit recognized	2,454	2,454	96
Net gain and loss arising during the period	198	861	(651)
Net gain and loss recognized	474	559	493
Items not yet recognized as a component of net periodic cost - current year	$3,126	$5,767	$(25,423)

Amounts in unassigned funds (surplus) that have not yet been recognized as components of net periodic benefit cost	Postretirement Benefits
	2025	2024
Net prior service cost or credit	$(2,454)	$(2,454)
Net recognized gains and losses	(407)	(464)
80

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 and 2023
(Dollars in Thousands)

Weighted-average assumptions used to determine net periodic benefit cost as of December 31	Postretirement Benefits
	2025	2024
Weighted-average discount rate	4.97%	4.54%
Expected long-term rate of return on plan assets	n/a	n/a
Rate of compensation increase	n/a	n/a

Weighted-average assumptions used to determine projected benefit obligation as of December 31	Postretirement Benefits
	2025	2024
Weighted average discount rate	4.21%	4.97%
Rate of compensation increase	n/a	n/a
The Company participates in an Employee Stock Ownership Plan (“ESOP”) sponsored by SEI covering eligible employees of SFG. SFG pays and recognizes as an expense the current year allocation to its employees pursuant to the terms of a service agreement with SEI. SEI is responsible for funding employee distributions from the SEI ESOP to participants as they occur.
Compensation expense is recognized as shares to participants are committed to be released.
The expense for 2025, 2024 and 2023 was $48,615, $34,319 and $43,268, respectively.
15.OTHER RELATED PARTY TRANSACTIONS
The Company pays fees to SEI under management contracts that cover certain investment, accounting, employee benefit and management services. The Company was charged $67,028, $53,911 and $61,772 in 2025, 2024 and 2023 , respectively, related to these contracts.
In 2021, the Company issued guaranteed investment contracts (“GICs”) to SEI for $200,000. In 2022, $101,000 of the contracts were surrendered. In 2024, the remaining contracts were surrendered with no account value outstanding as of December 31, 2024. Interest incurred on these contracts was $0, $768 and $3,612 in 2025, 2024 and 2023, respectively.
The Company pays investment fees to SFGAM, an affiliate registered investment advisor. During 2025, 2024 and 2023, the Company incurred $65,378, $30,099, and $20,597, respectively, for these investment management services. The fee is calculated based on the average fair value of invested assets under management multiplied by a contractual rate.
The Company borrowed $125,000 from SFG on March 28, 2024 and repaid the entire balance and related interest during 2024. The Company loaned $247,475 and $166,000 to SFG in 2025 and 2024, respectively, and the entire balances and related interest were repaid by December 31, 2025 and 2024, respectively.

81

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 and 2023
(Dollars in Thousands)

On April 26, 2023, June 28, 2023 and May 15, 2025, the Company established NRMT, SRMT, and TRMT (collectively, the “Trusts”), respectively, for the purpose of purchasing and managing residential mortgage loans. These entities are considered subsidiary controlled affiliation investments (“SCA”) per SSAP No. 97 8b(iii). The following table summarizes the balance sheet value and the NAIC filing response information as of December 31, 2025 and 2024:

	As of December 31, 2025			As of December 31, 2024
	% of SCA Ownership	Gross Amount	Admitted Amount	% of SCA Ownership	Gross Amount	Admitted Amount
Balance Sheet Value
SSAP No. 97 8b(iii) Entities
New Roots M Trust	100.0%	$1,750,275	$1,750,275	100.0%	$1,112,950	$1,112,950
Stone Roots M Trust	100.0%	828,651	828,651	100.0%	649,179	649,179
Ton Roots M Trust	100.0%	356,981	356,981	100.0%	—	—
Total		$2,935,907	$2,935,907		$1,762,129	$1,762,129

	Type of Filing[1]	Date of Filing	NAIC Valuation Amount	NAIC Response Received	Resubmission Required	Code[2]
NAIC Filing Response
SSAP No. 97 8b(iii) Entities
New Roots M Trust	S2	5/22/2025	$1,112,951	YES	NO	M
Stone Roots M Trust	S2	5/22/2025	649,179	YES	NO	M
Ton Roots M Trust	S1	10/29/2025	—	YES	NO	I
			$1,762,130
1 S1 - Sub-1, S2 - Sub-2
2 I - Immaterial, M - Material
No portion of the carrying values of the Trusts was nonadmitted.
The Company provided certain investment, accounting, policy administration and management services to North American. The Company received reimbursements of $221,884, $213,400 and $181,206 in 2025, 2024 and 2023, respectively, for the costs incurred to render such services.
The Company provides certain insurance and noninsurance services to MNL Re. The Company received reimbursements of $100 in each of 2025, 2024, and 2023 for the costs incurred to render such services.
The Company provides certain insurance and noninsurance services to Solberg Re. The Company received reimbursements of $100 in each of 2025, 2024, and 2023 for the costs incurred to render such services.
The Company provides certain insurance and noninsurance services to Canal Re. The Company received reimbursements of $100 in each of 2025, 2024, and 2023, respectively, for the costs incurred to render such services.
82

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 and 2023
(Dollars in Thousands)

The Company provided certain accounting and management services to SIG for which it was reimbursed $11,693, $9,455 and $8,399 in 2025, 2024 and 2023, respectively, for costs incurred to render such services.
The Company provided certain accounting and management services to SFN for which it was reimbursed $24,217, $26,731 and $22,075 in 2025, 2024 and 2023, respectively, for costs incurred to render such services.
The Company provides certain accounting and management services to Beacon. The Company received reimbursements of $1,210, $585, and $1,353 in 2025, 2024 and 2023, respectively, for the costs incurred to render such services.
The Company provides certain accounting and management services to Lantern. The Company received reimbursements of $1,069 in 2025 and $0 in both 2024 and 2023, respectively, for the costs incurred to render such services.
The Company provides certain accounting and management services to NorthRock. The Company received reimbursements of $293 in 2025, and $0 in both 2024 and 2023, respectively, for the costs incurred to render such services.
The Company provides certain accounting, payroll administration and management services to SFGAM. The Company received reimbursements of $2,026, $1,261, and $979 in 2025, 2024 and 2023, respectively, for the costs incurred to render such services.
The Company provides certain insurance and noninsurance services to SFG Bermuda. The Company received reimbursements of $2,938, $2,829, and $2,343 in 2025, 2024 and 2023, respectively, for the costs incurred to render such services.
The Company issued surplus notes payable to SFG. The borrowings were $1,237,000 as of December 31, 2025 and 2024. The Company paid interest to SFG in the amount of $79,550 in 2025, 2024, and 2023, respectively. See Note 12 for further discussion of these surplus notes.
The Company is party to coinsurance agreements with North American, MNL Re, Solberg Re, Canal Re, and SFG Bermuda. See Note 9 for further discussion of these transactions.
The Company is also party to stop loss reinsurance agreements with North American.
83

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 and 2023
(Dollars in Thousands)

16.COMMITMENTS AND CONTINGENCIES
Limited partnership and reverse mortgage commitments
At December 31, 2025 and 2024, the Company had outstanding capital commitments to limited partnerships of $676,272 and $745,807, respectively. At December 31, 2025 and 2024, the Company had outstanding capital commitments on reverse mortgages of $8,018 and $7,388, respectively.
Lease commitments
The Company leases certain equipment and office space. Rental expense on operating leases of $1,341, $1,348 and $1,224 were incurred in 2025, 2024 and 2023, respectively. The approximate future minimum lease payments under these non-cancelable leases at December 31, 2025 are as follows:

2026	$427
2027	447
2028	449
2029	452
2030	454
Thereafter	2,058
Other contingencies
Under insurance guaranty fund laws, in most states insurance companies doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. The Company does not believe such assessments will be materially different from amounts already provided for in the financial statements. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer’s own financial strength.
The Company has, in the normal course of business, claims and lawsuits filed against it. In some cases the damages sought are substantially in excess of contractual policy benefits. The Company believes these claims and lawsuits, either individually or in the aggregate, will not materially affect the Company’s financial position or results of operations.
17.SUBSEQUENT EVENTS
The Company evaluated subsequent events through April 17, 2026, the date the financial statements were available to be issued. There were no subsequent event transactions that required disclosure in the financial statements.

84

Midland National Life Insurance Company
Separate Account C
Financial Statements
December 31, 2025 and 2024
85

Midland National Life Insurance Company
Separate Account C
Index
Page(s)
Report of Independent Registered Public Accounting Firm    1-9
Financial Statements
Statements of Net Assets    10–17
Statements of Operations    18–25
Statements of Changes in Net Assets    26-41
Notes to Financial Statements    42–112
1

Report of Independent Registered Public Accounting Firm
To the Board of Directors of Midland National Life Insurance Company and the Policyowners of Midland National Life Insurance Company Separate Account C
Opinions on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts of Midland National Life Insurance Company Separate Account C indicated in the table below as of December 31, 2025, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below (other than subaccounts referenced as (2), (5), (6) and (8) which only include a statement of changes in net assets), including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Midland National Life Insurance Company Separate Account C (other than subaccounts referenced as (2), (5) - (9) and (11)) as of December 31, 2025, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fidelity Variable Insurance Products - Government Money Market Portfolio (1)	Janus Henderson Series - Forty Portfolio (3)
Fidelity Variable Insurance Products - High Income Portfolio (1)	PIMCO Variable Insurance Trust - Total Return Portfolio (1)
Fidelity Variable Insurance Products – Equity-Income Portfolio (1)	PIMCO Variable Insurance Trust - Low Duration Portfolio (1)
Fidelity Variable Insurance Products - Growth Portfolio (1)	PIMCO Variable Insurance Trust - High Yield Portfolio (1)
Fidelity Variable Insurance Products - Overseas Portfolio (1)	PIMCO Variable Insurance Trust - Real Return Portfolio (1)
Fidelity Variable Insurance Products - Mid Cap Portfolio (1)	PIMCO Variable Insurance Trust - All Asset Portfolio (1)
Fidelity Variable Insurance Products - Asset Manager 50% Portfolio (1)	PIMCO Variable Insurance Trust - Global Managed Asset Allocation Portfolio (1)
Fidelity Variable Insurance Products - Investment Grade Bond Portfolio (1)	PIMCO Variable Insurance Trust - Short-Term Portfolio (1)
Fidelity Variable Insurance Products – Index 500 Portfolio (1)	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio (1)
Fidelity Variable Insurance Products - Contrafund Portfolio (1)	PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (1)
Fidelity Variable Insurance Products - Asset Manager 70% Portfolio (1)	PIMCO Variable Insurance Trust - Commodity Real Return Strategy Portfolio (1)
Fidelity Variable Insurance Products - Balanced Portfolio (1)	PIMCO Variable Insurance Trust - International Bond (USD-Hedged) Portfolio (1)

Fidelity Variable Insurance Products - Growth & Income Portfolio (1)	PIMCO Variable Insurance Trust - Dynamic Bond Adv Portfolio (1)
Fidelity Variable Insurance Products - Growth Opportunities Portfolio (1)	PIMCO Variable Insurance Trust - Income Advisor Portfolio (1)
Fidelity Variable Insurance Products - Value Strategies Portfolio (1)	PIMCO Variable Insurance Trust - StocksPLUS Global Portfolio (3)
Fidelity Variable Insurance Products - Strategic Income Portfolio (1)	PIMCO Variable Insurance Trust - Global Diversified Allocation Advisor Portfolio (4)
Fidelity Variable Insurance Products - Emerging Markets Portfolio (1)	Goldman Sachs Variable Insurance Trust - Small Cap Equity Insights Fund (1)
Fidelity Variable Insurance Products - Real Estate Portfolio (1)	Goldman Sachs Variable Insurance Trust - Large Cap Value Fund (1)
Fidelity Variable Insurance Products - Funds Manager 50% Portfolio (1)	Goldman Sachs Variable Insurance Trust - Mid Cap Value Fund (1)
Fidelity Variable Insurance Products - Funds Manager 70% Portfolio (1)	Neuberger Berman Advisors Management Trust - Mid-Cap Growth Portfolio (1)
Fidelity Variable Insurance Products - Funds Manager 85% Portfolio (1)	Neuberger Berman Advisors Management Trust - AMT Mid Cap Intrinsic Value Portfolio (1)
Fidelity Variable Insurance Products - Government Money Market Portfolio Service Class 2 (1)	BNY Mellon Variable Investment Fund - Appreciation Portfolio (1)
Fidelity Variable Insurance Products - International Capital Appreciation Portfolio (1)	BNY Mellon Variable Investment Fund - Sustainable U.S. Equity Portfolio (1)
Fidelity Variable Insurance Products - Energy Portfolio (1)	Morgan Stanley Variable Institutional Funds - Emerging Markets Debt Portfolio (1)
Lincoln VIP American Century - Balanced Fund (1)	Morgan Stanley Variable Institutional Funds - Emerging Markets Equity Portfolio (1)
Lincoln VIP American Century - Capital Appreciation Fund (1)	Morgan Stanley Variable Institutional Funds - Discovery Portfolio (1)
Lincoln VIP American Century - International Fund (1)	Morgan Stanley Variable Institutional Funds - U.S. Real Estate Portfolio (5)
Lincoln VIP American Century - Value Fund (1)	Northern Lights Variable Trust - Power Dividend Index Fund (1)
Lincoln VIP American Century - Disciplined Core Value Fund (1)	AB Variable Products Series - Dynamic Asset Allocation Portfolio (1)
Lincoln VIP American Century - Inflation Protection Fund (1)	AB Variable Products Series - Small Cap Growth Portfolio (1)
Lincoln VIP American Century - Large Company Value Fund (1)	AB Variable Products Series - Discovery Value Portfolio (1)
Lincoln VIP American Century - Mid Cap Value Fund (1)	BlackRock Variable Series Fund, Inc. - Basic Value Fund (1)
Lincoln VIP American Century - Ultra Fund (1)	BlackRock Variable Series Fund, Inc. - Capital Appreciation Fund (1)
MFS Variable Insurance Trust - Research Series (1)	BlackRock Variable Series Fund, Inc. - Equity Dividend Fund (1)
MFS Variable Insurance Trust - Growth Series (1)	BlackRock Variable Series Fund, Inc. - Global Allocation Fund (1)

MFS Variable Insurance Trust - Investors Trust Series (1)	BlackRock Variable Series Fund, Inc. - Advantage Large Cap Core Fund (1)
MFS Variable Insurance Trust - New Discovery Series (1)	BlackRock Variable Series Fund, Inc. - Large Cap Focus Growth Fund (1)
MFS Variable Insurance Trust - Corporate Bond Portfolio (1)	BlackRock Variable Series Fund, Inc. - 60/40 Target Allocation ETF Fund (1)
MFS Variable Insurance Trust - Emerging Markets Equity Portfolio (1)	BlackRock Variable Series Fund, Inc. - Total Return Fund (1)
MFS Variable Insurance Trust - Technology Portfolio (1)	BlackRock Variable Series Fund, Inc. - S&P 500 Fund (1)
MFS Variable Insurance Trust - Global Tactical Allocation Portfolio (1)	Columbia Variable Portfolio - Contrarian Core 2 Portfolio (1)
MFS Variable Insurance Trust - International Intrinsic Value Portfolio (1)	Columbia Variable Portfolio - Dividend Opportunity Portfolio (1)
MFS Variable Insurance Trust - Utilities Series Portfolio (1)	Columbia Variable Portfolio - Emerging Markets Bond Portfolio (1)
MFS Variable Insurance Trust - Blended Research Core Equity Portfolio (1)	Columbia Variable Portfolio - High Yield Portfolio (1)
MFS Variable Insurance Trust - Global Real Estate Portfolio (1)	Columbia Variable Portfolio - Select Large-Cap Value Portfolio (1)
Lord Abbett Series Fund, Inc. - Growth & Income Portfolio (1)	Columbia Variable Portfolio - Seligman Global Tech Portfolio (1)
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio (1)	Columbia Variable Portfolio - US Government Mortgage Portfolio (1)
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio (1)	Columbia Variable Portfolio - Strategic Income Portfolio (1)
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio (1)	Columbia Variable Portfolio - Emerging Markets Portfolio (1)
Lord Abbett Series Fund, Inc. - Developing Growth Portfolio (1)	Columbia Variable Portfolio - Select Mid Cap Value Portfolio (1)
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio (1)	Columbia Variable Portfolio - Small Cap Value Portfolio (1)
Alger Fund - LargeCap Growth Portfolio (1)	DWS Variable Insurance Portfolios - Equity 500 Index Portfolio (1)
Alger Fund - MidCap Growth Portfolio (1)	DWS Variable Insurance Portfolios - Small Cap Index Portfolio (1)
Alger Fund - Capital Appreciation Portfolio (1)	DWS Variable Insurance Portfolios - Alternative Asset Allocation Portfolio (1)
Alger Fund - SmallCap Growth Portfolio (1)	DWS Variable Insurance Portfolios - Global Small Cap Portfolio (6)
Alger Fund - Capital Appreciation Portfolio Class S (1)	DWS Variable Insurance Portfolios - Small Mid Cap Value Portfolio (1)
Calvert Variable Series, Inc. - Mid Cap Growth Portfolio (1)	DWS Variable Insurance Portfolios - CROCI US Portfolio (6)
Calvert Variable Series, Inc. - SRI Balanced Portfolio (1)	DWS Variable Insurance Portfolios - High Income Portfolio (6)
Calvert Variable Trust, Inc. - S&P 500 Index Portfolio (1)	Eaton Vance Variable Trust - Floating Rate Income Portfolio (1)

Invesco Variable Insurance Funds - Technology Fund (1)	Franklin Templeton Variable Insurance Products Trust - Mutual Shares Fund (1)
Invesco Variable Insurance Funds - Diversified Dividend Fund (1)	Franklin Templeton Variable Insurance Products Trust - Income Fund (1)
Invesco Variable Insurance Funds - Health Care Fund (1)	Franklin Templeton Variable Insurance Products Trust - Global Bond Fund (1)
Invesco Variable Insurance Funds - Global Real Estate Fund (1)	Franklin Templeton Variable Insurance Products Trust - Foreign Fund (1)
Invesco Variable Insurance Funds - International Equity Fund (1)	Franklin Templeton Variable Insurance Products Trust - Developing Markets Fund (1)
Invesco Variable Insurance Funds - Main Street Mid Cap Fund (1)	Franklin Templeton Variable Insurance Products Trust - Mutual Global Discovery Fund (1)
Invesco Variable Insurance Funds - Discovery Mid Cap Growth Fund (1)	Franklin Templeton Variable Insurance Products Trust - Rising Dividends Fund (1)
Invesco Variable Insurance Funds - Global Fund (1)	Franklin Templeton Variable Insurance Products Trust - DynaTech 2 Fund (1)
Invesco Variable Insurance Funds - Main Street Fund (1)	Franklin Templeton Variable Insurance Products Trust - Global Real Estate Fund (1)
Invesco Variable Insurance Funds - Main Street Small Cap Fund (1)	Franklin Templeton Variable Insurance Products Trust - VolSmart Allocation Fund (7)
Invesco Variable Insurance Funds - Balanced-Risk Allocation Fund (1)	Nomura Variable Insurance Portfolio - Asset Strategy Portfolio (1)
Invesco Variable Insurance Funds - Core Plus Bond Fund (1)	Nomura Variable Insurance Portfolio - Balanced Portfolio (1)
Invesco Variable Insurance Funds - Equity and Income Fund (1)	Nomura Variable Insurance Portfolio - Global Equity Portfolio (8)
Invesco Variable Insurance Funds - Small Cap Equity Fund (1)	Nomura Variable Insurance Portfolio - Energy Portfolio (1)
Invesco Variable Insurance Funds - Equally Weighted S&P 500 Fund (1)	Nomura Variable Insurance Portfolio - Natural Resources Portfolio (1)
Invesco Variable Insurance Funds - Growth and Income Fund (1)	Nomura Variable Insurance Portfolio - Growth Portfolio (1)
Invesco Variable Insurance Funds - American Value Fund (1)	Nomura Variable Insurance Portfolio - High Income Portfolio (1)
Invesco Variable Insurance Funds - International Growth II Fund (1)	Nomura Variable Insurance Portfolio - International Core Equity Portfolio (1)
Lincoln Financial Variable Insurance Portfolios - Core Bond Portfolio (1)	Nomura Variable Insurance Portfolio - Global Growth Portfolio (1)
Lincoln Financial Variable Insurance Portfolios - Small Cap Core Portfolio (1)	Nomura Variable Insurance Portfolio - Mid Cap Growth Portfolio (1)
Rydex Variable Trust - Nova Fund (1)	Nomura Variable Insurance Portfolio - Science and Technology Portfolio (1)
Rydex Variable Trust - NASDAQ-100 Fund (1)	Nomura Variable Insurance Portfolio - Small Cap Growth Portfolio (1)
Rydex Variable Trust - U.S. Government Money Market Fund (1)	Nomura Variable Insurance Portfolio - SMID Cap Core Portfolio (1)
Rydex Variable Trust - Inverse S&P 500 Strategy Fund (1)	Nomura Variable Insurance Portfolio - Total Return Portfolio (1)

Rydex Variable Trust - Inverse NASDAQ-100 Strategy Fund (1)	Nomura Variable Insurance Portfolio - International Portfolio (8)
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund (1)	Nomura Variable Insurance Portfolio - Opportunity Portfolio (1)
Rydex Variable Trust - Government Long Bond 1.2x Strategy (1)	Lazard Retirement Series, Inc. - International Equity Portfolio (1)
Rydex Variable Trust - NASDAQ-100 2x Strategy Fund (1)	Lazard Retirement Series, Inc. - Global Dynamic Multi Asset Portfolio (1)
Rydex Variable Trust - Inverse Dow 2x Strategy Fund (1)	Legg Mason Partners Variable Equity Trust - Western Asset Variable Global High Yield Bond Portfolio (1)
Rydex Variable Insurance Funds - Biotechnology Fund (1)	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Mid Cap Portfolio (1)
Rydex Variable Insurance Funds - S&P 500 Pure Growth Fund (1)	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio (1)
Rydex Variable Insurance Funds - S&P MidCap 400 Pure Growth Fund (1)	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio (1)
Guggenheim Variable Insurance Funds - Long Short Equity Fund (2)	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Growth Portfolio (1)
Guggenheim Variable Insurance Funds - Multi-Hedge Strategies Fund (1)	Legg Mason Partners Variable Equity Trust - Western Asset Variable Core Bond Plus Portfolio (1)
Guggenheim Variable Insurance Funds - Global Managed Futures Strategy Fund (1)	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio (1)
New Age Alpha - Small Cap Value Fund (1)	Victory Pioneer Variable Contracts Trust - Fund Portfolio (1)
ProFunds VP - Profund Access VP High Yield Fund (1)	Victory Pioneer Variable Contracts Trust - Bond Portfolio (1)
ProFunds VP - Asia 30 (1)	Victory Pioneer Variable Contracts Trust - Strategic Income Portfolio (1)
ProFunds VP - Banks (1)	Victory Pioneer Variable Contracts Trust - Equity Income Portfolio (1)
ProFunds VP - Materials (1)	Victory Pioneer Variable Contracts Trust - High Yield Portfolio (1)
ProFunds VP - Bear (1)	Prudential Series Funds - Natural Resources Portfolio (9)
ProFunds VP - Biotechnology (1)	Prudential Series Funds - Mid-Cap Growth Portfolio (9)
ProFunds VP - Bull (1)	Prudential Series Funds - PGIM Jennison Blend Portfolio (1)
ProFunds VP - Consumer Staples (1)	Prudential Series Funds - PGIM Jennison Growth II Portfolio (10)
ProFunds VP - Consumer Discretionary (1)	Royce Capital Fund - Micro-Cap Portfolio (1)
ProFunds VP - Dow 30 (1)	Royce Capital Fund - Small Cap Portfolio (1)
ProFunds VP - Emerging Markets (1)	Alps Fund - Alerian Energy Infrastructure Portfolio (1)

ProFunds VP - Europe 30 (1)	Alps Fund - Global Opportunity Portfolio (1)
ProFunds VP - Falling U.S. Dollar (1)	American Funds IS - Asset Allocation Fund (1)
ProFunds VP - Financials (1)	American Funds IS - Washington Mutual Investors Fund (1)
ProFunds VP - Health Care (1)	American Funds IS - Ultra-Short Bond Fund (1)
ProFunds VP - Industrials (1)	American Funds IS - Capital Income Builder Fund (1)
ProFunds VP - International (1)	American Funds IS - Global Growth Fund (1)
ProFunds VP - Internet (1)	American Funds IS - Capital World Growth and Income Fund (1)
ProFunds VP - Japan (1)	American Funds IS - Global Small Capitalization Fund (1)
ProFunds VP - Large-Cap Growth (1)	American Funds IS - Growth Fund (1)
ProFunds VP - Large-Cap Value (1)	American Funds IS - Growth-Income Fund (1)
ProFunds VP - Mid-Cap (1)	American Funds IS - International Fund (1)
ProFunds VP - Mid-Cap Growth (1)	American Funds IS - International Growth and Income Fund (1)
ProFunds VP - Mid-Cap Value (1)	American Funds IS - New World Fund (1)
ProFunds VP - Government Money Market (1)	American Funds IS - U.S. Government Securities Fund (1)
ProFunds VP - Energy (1)	American Funds IS - Global Balanced Fund (1)
ProFunds VP - NASDAQ-100 (1)	American Funds IS - The Bond Fd of America Fund (1)
ProFunds VP - Pharmaceuticals (1)	T. Rowe Price - Blue Chip Growth Portfolio (1)
ProFunds VP - Precious Metals (1)	T. Rowe Price - Health Sciences Portfolio (1)
ProFunds VP - Real Estate (1)	T. Rowe Price - Equity Income Portfolio (1)
ProFunds VP - Rising Rates Opportunity (1)	T. Rowe Price - Mid-Cap Growth Portfolio (1)
ProFunds VP - Semiconductor (1)	John Hancock Variable Insurance Trust - Financial Industries Portfolio (1)
ProFunds VP - Short Dow 30 (1)	John Hancock Variable Insurance Trust - Fundamental All Cap Core Portfolio (1)
ProFunds VP - Short Emerging Markets (1)	John Hancock Variable Insurance Trust - Select Bond Portfolio (1)
ProFunds VP - Short International (1)	John Hancock Variable Insurance Trust - Strategic Income Opportunities Portfolio (1)
ProFunds VP - Short Mid-Cap (1)	Federated Hermes - High Income Bond Portfolio (1)
ProFunds VP - Short NASDAQ-100 (1)	Federated Hermes - Kaufmann Portfolio (1)
ProFunds VP - Short Small-Cap (1)	Federated Hermes - Managed Volatility Portfolio (1)
ProFunds VP - Small-Cap (1)	Principal Variable Contracts - Blue Chip Fund (11)
ProFunds VP - Small-Cap Growth (1)	Principal Variable Contracts - Equity Income Fund (11)

ProFunds VP - Small-Cap Value (1)	Principal Variable Contracts - Diversified Balance Fund (11)
ProFunds VP - Technology (1)	Principal Variable Contracts - Diversified Growth Fund (11)
ProFunds VP - Communication Services (1)	Principal Variable Contracts - Diversified Income Fund (11)
ProFunds VP - U.S. Government Plus (1)	Principal Variable Contracts - Blue Chip PVC 2 Fund (12)
ProFunds VP - UltraBull (1)	Principal Variable Contracts - Equity Income 2 Fund (12)
ProFunds VP - UltraMid-Cap (1)	Principal Variable Contracts - Diversified Balance 2 Fund (12)
ProFunds VP - UltraNASDAQ-100 (1)	Principal Variable Contracts - Diversified Growth 2 Fund (12)
ProFunds VP - UltraShort Dow 30 (1)	Principal Variable Contracts - Diversified Income 2 Fund (12)
ProFunds VP - UltraShort NASDAQ-100 (1)	Putnam Variable Trust - Core Equity Fund (3)
ProFunds VP - UltraSmall-Cap (1)	Putnam Variable Trust - Emerging Markets Equity Fund (3)
ProFunds VP - Utilities (1)	Putnam Variable Trust - Focused International Equity Fund (3)
VanEck Worldwide Insurance Trust - Global Resources Fund (1)	Putnam Variable Trust - George Putnam Balanced Fund (3)
VanEck Worldwide Insurance Trust - Emerging Markets Fund (1)	Putnam Variable Trust - Global Asset Allocation Fund (3)
VanEck Worldwide Insurance Trust - Emerging Markets Bond Fund (1)	Putnam Variable Trust - Global Health Care Fund (3)
Janus Henderson Series - Global Technology and Innovation Portfolio (1)	Putnam Variable Trust - High Yield Fund (3)
Janus Henderson Series - Overseas Portfolio (1)	Putnam Variable Trust - International Equity Fund (3)
Janus Henderson Series - Research Portfolio (1)	Putnam Variable Trust - International Value Fund (3)
Janus Henderson Series - Enterprise Services Portfolio (1)	Putnam Variable Trust - Large Cap Growth Fund (3)
Janus Henderson Series - Global Research Portfolio (1)	Putnam Variable Trust - Large Cap Value Fund (3)
Janus Henderson Series - Mid Cap Value Portfolio (1)	Putnam Variable Trust - Research Fund (3)
Janus Henderson Series - Balanced Portfolio (1)	Putnam Variable Trust - Small Cap Growth Fund (3)
Janus Henderson Series - Flexible Bond Portfolio (1)	Putnam Variable Trust - Small Cap Value Fund (3)

(1)Statement of operations for the year ended December 31, 2025 and statement of changes in net assets for the years ended December 31, 2025 and 2024.
(2)Statement of changes in net assets for the period January 1, 2024 to August 16, 2024 (date of liquidation).
(3)Statement of operations and changes in net assets for the year ended December 31, 2025 and statement of changes in net assets for the period August 1, 2024 (commencement of operations) through December 31, 2024.
(4)Statement of operations and statement of changes in net assets for the period May 1, 2025 (commencement of operations) through December 31, 2025.
(5)Statement of changes in net assets for the period January 1, 2024 to December 4, 2024 (date of liquidation).
(6)Statement of changes in net assets for the period January 1, 2024 to June 17, 2024 (date of liquidation).
(7)Statement of operations and changes in net assets for the period January 1, 2025 to October 17, 2025 (date of liquidation) and statement of changes in net assets for the year ended December 31, 2024.
(8)Statement of changes in net assets for the period January 1, 2024 to April 26, 2024 (date of merger).
(9)Statement of operations and changes in net assets for the period January 1, 2025 to April 11, 2025 (date of merger) and statement of changes in net assets for the year ended December 31, 2024.
(10)Statement of operations and statement of changes in net assets for the period April 11, 2025 (commencement of operations) through December 31, 2025.
(11)Statement of operations and changes in net assets for the period January 1, 2025 to May 1, 2025 (date of merger) and statement of changes in net assets for the year ended December 31, 2024.
(12)Statement of operations and statement of changes in net assets for the period May 1, 2025 (commencement of operations) through December 31, 2025.
Basis for Opinions
These financial statements are the responsibility of the Midland National Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Midland National Life Insurance Company Separate Account C based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Midland National Life Insurance Company Separate Account C in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2025 by correspondence with the transfer agents of the investee mutual funds and the fund managers; when replies were not received from the transfer agents of the investee mutual funds and the fund managers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Des Moines, Iowa
April 17, 2026

We have served as the auditor of one or more of the subaccounts of Midland National Life Insurance Company Separate Account C since 1993.

Midland National Life Insurance Company
Separate Account C
Statements of Net Assets
December 31, 2025

Assets:
Investments in portfolio shares, at fair value (Note 1):	Shares	Cost	Net Assets
Fidelity Variable Insurance Products
Government Money Market Portfolio	6,398,224	$6,398,224	$6,398,224
High Income Portfolio	720,021	3,426,712	3,335,836
Equity-Income Portfolio	217,370	5,182,894	6,248,360
Growth Portfolio	104,974	9,494,290	10,165,380
Overseas Portfolio	163,519	4,106,476	4,442,300
Mid Cap Portfolio	550,774	20,074,026	19,466,280
Asset Manager 50% Portfolio	43,932	662,352	758,834
Investment Grade Bond Portfolio	756,453	8,464,575	8,321,249
Index 500 Portfolio	34,003	11,130,360	22,215,340
Contrafund Portfolio	1,249,353	65,130,262	71,436,640
Asset Manager 70% Portfolio	31,792	633,162	817,167
Balanced Portfolio	162,633	3,396,922	4,192,578
Growth & Income Portfolio	62,070	1,579,058	2,040,222
Growth Opportunities Portfolio	628,710	37,970,427	60,678,003
Value Strategies Portfolio	209,473	3,392,768	3,387,169
Strategic Income Portfolio	1,698,025	18,537,151	18,797,134
Emerging Markets Portfolio	581,662	7,646,067	9,219,336
Real Estate Portfolio	720,538	12,935,127	12,551,780
Funds Manager 50% Portfolio	482,154	5,671,292	6,427,111
Funds Manager 70% Portfolio	432,746	5,606,373	6,499,841
Funds Manager 85% Portfolio	155,123	1,966,493	2,401,309
Government Money Market Portfolio Service Class 2	110,891,238	110,891,238	110,891,238
International Capital Appreciation Portfolio	299,921	6,426,406	7,872,919
Energy Portfolio	55,926	1,443,125	1,515,583
Lincoln VIP American Century
Balanced Fund	553,897	4,335,330	5,007,989
Capital Appreciation Fund	199,485	3,165,787	2,982,943
International Fund	183,825	2,012,539	2,248,804
Value Fund	5,238,638	63,791,046	67,770,904
Disciplined Core Value Fund	579,762	4,768,971	5,609,326
Inflation Protection Fund	616,988	5,964,897	5,575,103
Large Company Value Fund	30,423	558,153	621,959
Mid Cap Value Fund	1,609,401	33,254,108	31,214,323
Ultra Fund	389,520	9,938,622	11,671,193
MFS Variable Insurance Trust
Research Series	9,804	324,165	297,285
Growth Series	29,459	1,899,915	1,946,099
Investors Trust Series	12,243	368,868	318,208
New Discovery Series	556,768	5,853,837	6,902,623
Corporate Bond Portfolio	473,620	4,468,557	4,489,922
Emerging Markets Equity Portfolio	329,542	4,593,570	5,707,668
Technology Portfolio	427,682	13,622,669	16,234,826
Global Tactical Allocation Portfolio	74,781	1,048,100	1,060,401
International Intrinsic Value Portfolio	446,205	13,983,865	16,130,326
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Net Assets
December 31, 2025

Assets:
Investments in portfolio shares, at fair value (Note 1):	Shares	Cost	Net Assets
Utilities Series Portfolio	433,209	14,637,743	15,950,759
Blended Research Core Equity Portfolio	99,878	5,652,083	5,962,717
Global Real Estate Portfolio	50,600	799,999	787,335
Lord Abbett Series Fund, Inc.
Growth & Income Portfolio	36,422	1,344,320	1,528,265
Mid-Cap Stock Portfolio	49,658	1,307,852	1,293,591
Bond-Debenture Portfolio	2,224,107	25,090,523	23,597,775
Fundamental Equity Portfolio	104,590	1,881,202	1,985,119
Developing Growth Portfolio	106,093	3,552,324	3,546,678
Short Duration Income Portfolio	1,286,208	17,144,470	17,055,129
Alger Fund
LargeCap Growth Portfolio	50,979	3,656,406	5,259,524
MidCap Growth Portfolio	147,804	2,843,322	3,520,687
Capital Appreciation Portfolio	38,470	3,540,985	4,956,855
SmallCap Growth Portfolio	29,059	664,340	541,650
Capital Appreciation Portfolio Class S	440,176	36,473,589	48,872,791
Calvert Variable Series, Inc.
Mid Cap Growth Portfolio	86,161	2,273,507	2,280,680
SRI Balanced Portfolio	2,907,788	7,287,486	8,170,884
Calvert Variable Trust, Inc.
S&P 500 Index Portfolio	6,027	1,044,343	1,289,132
Invesco Variable Insurance Funds
Technology Fund	44,696	863,597	1,148,251
Diversified Dividend Fund	152,338	3,915,931	4,103,842
Health Care Fund	25,384	721,792	758,730
Global Real Estate Fund	3,061	44,614	42,244
International Equity Fund	5,636	188,694	199,440
Main Street Mid Cap Fund	16,017	153,683	168,181
Discovery Mid Cap Growth Fund	92,746	5,370,787	5,881,024
Global Fund	207,016	7,150,160	7,514,687
Main Street Fund	490,676	8,950,943	10,525,003
Main Street Small Cap Fund	346,683	9,194,344	9,606,581
Balanced-Risk Allocation Fund	81,497	706,350	684,578
Core Plus Bond Fund	893,982	5,116,694	5,158,274
Equity and Income Fund	299,151	5,073,509	5,424,308
Small Cap Equity Fund	341,011	5,625,999	6,080,232
Equally Weighted S&P 500 Fund	434,127	11,569,053	11,895,067
Growth and Income Fund	21,326	406,072	455,106
American Value Fund	5,711	86,711	101,433
International Growth II Fund	10,669,648	22,468,686	22,086,172
Lincoln Financial Variable Insurance Portfolios
Core Bond Portfolio	108,451	1,167,965	1,079,739
Small Cap Core Portfolio	86,524	1,737,041	1,898,858
Rydex Variable Trust
Nova Fund	2,920	349,539	751,454
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Net Assets
December 31, 2025

Assets:
Investments in portfolio shares, at fair value (Note 1):	Shares	Cost	Net Assets
NASDAQ-100 Fund	12,453	757,671	1,204,616
U.S. Government Money Market Fund	140,649	140,650	140,649
Inverse S&P 500 Strategy Fund	180	30,918	16,497
Inverse NASDAQ-100 Strategy Fund	139	22,347	14,462
Inverse Government Long Bond Strategy Fund	21	1,942	2,250
Government Long Bond 1.2x Strategy	345	130,685	61,690
NASDAQ-100 2x Strategy Fund	—	—	—
Inverse Dow 2x Strategy Fund	—	—	—
Rydex Variable Insurance Funds
Biotechnology Fund	28,073	2,520,112	2,601,548
S&P 500 Pure Growth Fund	72,768	3,430,672	4,060,437
S&P MidCap 400 Pure Growth Fund	24,440	820,243	946,567
Guggenheim Variable Insurance Funds
Multi-Hedge Strategies Fund	32,837	845,272	771,006
Global Managed Futures Strategy Fund	19,324	323,498	325,037
New Age Alpha
Small Cap Value Fund	109,517	4,472,297	4,014,893
ProFunds VP
Profund Access VP High Yield Fund	896	23,506	23,172
Asia 30	1,376	76,553	63,997
Banks	2,343	63,443	83,539
Materials	276	20,276	21,615
Bear	175	2,780	1,592
Biotechnology	5,011	253,259	249,203
Bull	6,797	382,842	435,274
Consumer Staples	1,325	49,547	37,356
Consumer Discretionary	1,253	84,853	90,480
Dow 30	8,654	182,780	195,330
Emerging Markets	1,743	50,470	70,388
Europe 30	1,097	28,361	34,384
Falling U.S. Dollar	2,162	32,418	32,683
Financials	592	29,765	34,937
Health Care	1,692	111,693	107,291
Industrials	1,784	159,496	181,127
International	475	10,509	11,842
Internet	7,573	149,377	218,619
Japan	754	42,148	52,785
Large-Cap Growth	10,562	612,196	786,365
Large-Cap Value	7,615	348,591	361,384
Mid-Cap	4,619	83,457	83,881
Mid-Cap Growth	5,115	202,327	195,546
Mid-Cap Value	1,822	76,071	77,678
Government Money Market	1,811,912	1,811,912	1,811,912
Energy	4,811	182,113	176,815
NASDAQ-100	4,528	251,830	314,752
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Net Assets
December 31, 2025

Assets:
Investments in portfolio shares, at fair value (Note 1):	Shares	Cost	Net Assets
Pharmaceuticals	1,481	51,569	60,515
Precious Metals	10,342	399,207	663,851
Real Estate	891	47,420	41,340
Rising Rates Opportunity	7	220	187
Semiconductor	11,677	516,075	465,198
Short Dow 30	662	11,909	11,399
Short Emerging Markets	—	—	—
Short International	647	13,656	12,574
Short Mid-Cap	1,943	12,010	11,330
Short NASDAQ-100	—	—	—
Short Small-Cap	80	1,725	1,354
Small-Cap	2,248	78,389	91,295
Small-Cap Growth	3,821	117,617	112,063
Small-Cap Value	1,652	74,218	74,138
Technology	3,675	257,964	277,497
Communication Services	236	12,939	14,440
U.S. Government Plus	5,017	95,882	52,826
UltraBull	32,689	1,058,166	1,487,347
UltraMid-Cap	9,993	352,302	415,506
UltraNASDAQ-100	20,654	666,214	1,053,170
UltraShort Dow 30	—	—	—
UltraShort NASDAQ-100	1	52	10
UltraSmall-Cap	8,491	131,158	143,845
Utilities	736	32,444	36,954
VanEck Worldwide Insurance Trust
Global Resources Fund	159,003	3,991,835	5,199,433
Emerging Markets Fund	44,534	446,167	526,834
Emerging Markets Bond Fund	42,790	331,318	350,023
Janus Henderson Series
Global Technology and Innovation Portfolio	1,203,863	20,479,554	28,820,491
Overseas Portfolio	31,548	1,306,223	1,672,674
Research Portfolio	1,544	63,290	94,573
Enterprise Services Portfolio	495,755	34,763,896	36,363,651
Global Research Portfolio	68,986	4,613,666	5,271,898
Mid Cap Value Portfolio	292,793	4,799,699	4,913,060
Balanced Portfolio	1,552,414	77,644,402	92,337,571
Flexible Bond Portfolio	463,095	5,570,597	5,158,874
Forty Portfolio	19,734	984,982	1,023,598
PIMCO Variable Insurance Trust
Total Return Portfolio	3,785,260	37,161,187	35,770,704
Low Duration Portfolio	2,434,333	23,918,372	23,807,776
High Yield Portfolio	2,031,560	14,697,110	15,053,864
Real Return Portfolio	1,517,774	19,198,726	18,228,456
All Asset Portfolio	281,184	2,859,092	2,744,364
Global Managed Asset Allocation Portfolio	108,889	1,203,540	1,277,265
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Net Assets
December 31, 2025

Assets:
Investments in portfolio shares, at fair value (Note 1):	Shares	Cost	Net Assets
Short-Term Portfolio	3,060,617	31,198,103	31,616,173
Emerging Markets Bond Portfolio	128,036	1,477,954	1,462,172
Global Bond Opportunities Portfolio	8,778	96,886	87,434
Commodity Real Return Strategy Portfolio	777,500	4,510,800	4,991,548
International Bond (USD-Hedged) Portfolio	221,217	2,175,549	2,221,017
Dynamic Bond Adv Portfolio	230,242	2,040,691	2,058,366
Income Advisor Portfolio	3,041,804	31,003,841	31,482,675
StocksPLUS Global Portfolio	208,717	1,624,167	1,863,839
Global Diversified Allocation Advisor Portfolio	738	4,814	5,104
Goldman Sachs Variable Insurance Trust
Small Cap Equity Insights Fund	104,134	1,359,228	1,487,039
Large Cap Value Fund	33,411	298,730	273,304
Mid Cap Value Fund	166,008	2,732,263	2,704,266
Neuberger Berman Advisors Management Trust
Mid-Cap Growth Portfolio	18,933	502,589	454,765
AMT Mid Cap Intrinsic Value Portfolio	8,016	127,553	131,540
BNY Mellon Variable Investment Fund
Appreciation Portfolio	7,510	245,144	245,741
Sustainable U.S. Equity Portfolio	374	16,620	21,372
Morgan Stanley Variable Institutional Funds
Emerging Markets Debt Portfolio	2,562	14,983	13,682
Emerging Markets Equity Portfolio	6,937	91,459	121,322
Discovery Portfolio	7,880	41,322	50,665
Northern Lights Variable Trust
Power Dividend Index Fund	12,892	183,141	236,951
AB Variable Products Series
Dynamic Asset Allocation Portfolio	246,465	2,621,311	2,669,218
Small Cap Growth Portfolio	2,416	28,443	23,818
Discovery Value Portfolio	371,465	6,365,330	6,051,157
BlackRock Variable Series Fund, Inc.
Basic Value Fund	299,755	3,926,551	4,100,650
Capital Appreciation Fund	54,473	416,968	375,319
Equity Dividend Fund	2,415,124	26,785,212	27,677,322
Global Allocation Fund	887,566	12,565,849	11,840,135
Advantage Large Cap Core Fund	16,951	380,025	450,384
Large Cap Focus Growth Fund	804,963	16,226,346	16,815,683
60/40 Target Allocation ETF Fund	607,595	8,386,525	8,937,728
Total Return Fund	198,742	2,220,331	2,009,279
S&P 500 Fund	56,122	1,508,614	2,134,300
Columbia Variable Portfolio
Contrarian Core 2 Portfolio	291,499	12,985,826	17,903,896
Dividend Opportunity Portfolio	173,595	6,623,617	8,752,672
Emerging Markets Bond Portfolio	347,109	2,965,466	2,946,953
High Yield Portfolio	1,290,352	7,758,548	8,013,086
Select Large-Cap Value Portfolio	278,203	10,930,885	15,006,243
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Net Assets
December 31, 2025

Assets:
Investments in portfolio shares, at fair value (Note 1):	Shares	Cost	Net Assets
Seligman Global Tech Portfolio	780,858	20,492,149	26,525,738
US Government Mortgage Portfolio	122,477	1,095,207	1,142,715
Strategic Income Portfolio	587,680	2,126,267	2,197,924
Emerging Markets Portfolio	39,929	491,940	524,267
Select Mid Cap Value Portfolio	46,899	1,899,627	2,140,449
Small Cap Value Portfolio	241,696	3,000,891	3,006,694
DWS Variable Insurance Portfolios
Equity 500 Index Portfolio	2,514,149	69,468,917	81,860,689
Small Cap Index Portfolio	561,931	7,438,582	8,451,446
Alternative Asset Allocation Portfolio	62,947	844,441	862,377
Small Mid Cap Value Portfolio	191,330	2,322,960	2,701,574
Eaton Vance Variable Trust
Floating Rate Income Portfolio	2,101,376	17,999,855	17,588,514
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Fund	225,686	3,452,565	3,633,552
Income Fund	1,735,161	24,816,633	26,305,048
Global Bond Fund	1,268,701	16,987,860	16,708,791
Foreign Fund	1,929,890	25,569,107	31,302,824
Developing Markets Fund	250,501	2,370,309	3,026,047
Mutual Global Discovery Fund	211,229	3,641,958	4,026,022
Rising Dividends Fund	1,014,229	27,747,895	28,438,989
DynaTech 2 Fund	1,778,244	9,413,881	11,700,847
Global Real Estate Fund	14,153	180,363	184,834
Nomura Variable Insurance Portfolio
Asset Strategy Portfolio	221,465	2,086,471	2,214,649
Balanced Portfolio	816,213	4,508,672	5,329,868
Energy Portfolio	166,200	738,216	860,917
Natural Resources Portfolio	80,082	334,351	490,903
Growth Portfolio	280,490	2,524,488	2,675,871
High Income Portfolio	2,505,508	7,729,379	7,341,139
International Core Equity Portfolio	291,068	4,555,150	5,653,780
Global Growth Portfolio	390,419	1,320,717	1,499,208
Mid Cap Growth Portfolio	741,159	7,015,205	5,721,750
Science and Technology Portfolio	490,920	12,240,488	16,033,431
Small Cap Growth Portfolio	419,468	2,726,849	3,125,035
SMID Cap Core Portfolio	519,053	6,157,954	7,027,979
Total Return Portfolio	6,978	81,174	96,719
Opportunity Portfolio	280,145	4,247,424	5,504,847
Lazard Retirement Series, Inc.
International Equity Portfolio	132,742	1,408,428	1,555,741
Global Dynamic Multi Asset Portfolio	36,910	488,376	534,820
Legg Mason Partners Variable Equity Trust
Western Asset Variable Global High Yield Bond Portfolio	283,849	1,795,492	1,842,180
ClearBridge Variable Mid Cap Portfolio	635,829	14,783,188	14,948,343
ClearBridge Variable Dividend Strategy Portfolio	1,581,786	34,514,233	32,300,076
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Net Assets
December 31, 2025

Assets:
Investments in portfolio shares, at fair value (Note 1):	Shares	Cost	Net Assets
ClearBridge Variable Small Cap Growth Portfolio	328,483	8,162,854	8,445,297
ClearBridge Variable Growth Portfolio	56,476	988,493	747,746
Western Asset Variable Core Bond Plus Portfolio	11,863,341	62,557,087	55,283,171
ClearBridge Variable Large Cap Growth Portfolio	613,566	24,006,678	28,843,721
Victory Pioneer Variable Contracts Trust
Fund Portfolio	184,905	3,308,464	3,683,313
Bond Portfolio	4,620,726	47,045,325	45,283,114
Strategic Income Portfolio	934,727	8,855,146	8,758,389
Equity Income Portfolio	804,883	11,093,584	9,956,398
High Yield Portfolio	59,316	520,801	507,748
Prudential Series Funds
PGIM Jennison Blend Portfolio	8,222	816,468	1,149,897
PGIM Jennison Growth II Portfolio	514	77,173	101,498
Royce Capital Fund
Micro-Cap Portfolio	22,333	188,623	204,344
Small Cap Portfolio	877,534	7,829,854	8,073,315
Alps Fund
Alerian Energy Infrastructure Portfolio	551,980	7,251,093	6,938,394
Global Opportunity Portfolio	171,577	2,167,970	2,124,118
American Funds IS
Asset Allocation Fund	3,342,040	83,164,638	89,466,402
Washington Mutual Investors Fund	4,147,212	60,557,700	72,783,572
Ultra-Short Bond Fund	1,331,464	14,791,939	14,592,850
Capital Income Builder Fund	1,669,210	20,015,569	24,136,780
Global Growth Fund	960,681	32,513,163	36,073,553
Capital World Growth and Income Fund	1,303,783	18,251,975	23,272,532
Global Small Capitalization Fund	335,107	5,944,618	6,356,978
Growth Fund	741,957	76,366,884	99,711,595
Growth-Income Fund	1,530,106	89,259,690	99,104,960
International Fund	472,036	8,030,083	10,304,541
International Growth and Income Fund	802,070	8,105,155	10,322,645
New World Fund	1,125,794	29,939,824	35,698,915
U.S. Government Securities Fund	1,021,949	10,036,566	9,953,783
Global Balanced Fund	101,797	1,319,165	1,431,260
The Bond Fd of America Fund	880,238	8,297,113	8,195,014
T. Rowe Price
Blue Chip Growth Portfolio	1,430,647	68,303,056	86,868,868
Health Sciences Portfolio	480,203	24,629,663	25,945,390
Equity Income Portfolio	86,659	2,529,219	2,483,649
Mid-Cap Growth Portfolio	156,329	4,160,809	3,703,437
John Hancock Variable Insurance Trust
Financial Industries Portfolio	428,587	5,820,389	6,308,796
Fundamental All Cap Core Portfolio	5,162	168,522	156,094
Select Bond Portfolio	37,071	460,318	441,886
Strategic Income Opportunities Portfolio	141,087	1,811,127	1,773,462
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Net Assets
December 31, 2025

Assets:
Investments in portfolio shares, at fair value (Note 1):	Shares	Cost	Net Assets
Federated Hermes
High Income Bond Portfolio	276,117	1,542,227	1,587,675
Kaufmann Portfolio	291,847	4,664,088	5,060,624
Managed Volatility Portfolio	42,639	419,427	453,251
Principal Variable Contracts
Blue Chip PVC 2 Fund	145,177	2,196,964	2,350,409
Equity Income 2 Fund	16,305	485,547	508,891
Diversified Balance 2 Fund	165,862	2,441,259	2,380,118
Diversified Growth 2 Fund	60,700	1,092,600	1,041,614
Diversified Income 2 Fund	11,145	144,835	146,551
Putnam Variable Trust
Core Equity Fund	35,997	759,003	849,534
Emerging Markets Equity Fund	4,104	98,158	105,068
Focused International Equity Fund	420	7,756	8,022
George Putnam Balanced Fund	52,243	803,065	887,604
Global Asset Allocation Fund	9,249	168,506	183,875
Global Health Care Fund	14,851	224,625	249,648
High Yield Fund	28,760	161,130	165,083
International Equity Fund	32,640	602,480	646,589
International Value Fund	208,572	2,909,758	3,307,958
Large Cap Growth Fund	87,267	1,409,759	1,534,159
Large Cap Value Fund	350,696	11,509,946	12,516,338
Research Fund	1,870	85,572	88,543
Small Cap Growth Fund	57,799	1,237,127	1,245,564
Small Cap Value Fund	20,192	210,128	218,275
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Operations
Year Ended December 31, 2025

			Total	Administrative					Change in Net	Realized and Change	Net Increase (Decrease)
			Investment	Expense and	Contract	Total	Net Investment	Net Realized	Unrealized Appreciation	in Unrealized Gains	in Net Assets
	Dividend	Capital Gains	Income	Mortality and	Maintenance	Expenses	Income (Loss)	Gain (Loss) on	(Depreciation) on	(Losses) on Investments	Resulting from Operations
	Income (a)	Distributions (b)	(c)=(a+b)	Expense Risk (d)	Charge (e)	(f)=(d+e)	(g)=(c-f)	Investments (h)	Investments (i)	(j)=(h+i)	(k)=(g+j)
Fidelity Variable Insurance Products
Government Money Market Portfolio	$274,603	$—	$274,603	$79,266	$2,074	$81,340	$193,263	$—	$—	$—	$193,263
High Income Portfolio	216,728	—	216,728	44,578	492	45,070	171,658	(56,111)	185,643	129,532	301,190
Equity-Income Portfolio	101,794	341,259	443,053	82,364	1,766	84,130	358,923	221,926	404,903	626,829	985,752
Growth Portfolio	24,068	1,261,832	1,285,900	134,238	3,224	137,462	1,148,438	238,035	(177,016)	61,019	1,209,457
Overseas Portfolio	61,613	393,783	455,396	60,385	1,317	61,702	393,694	187,523	182,002	369,525	763,219
Mid Cap Portfolio	48,185	2,188,458	2,236,643	236,747	1,541	238,288	1,998,355	(276,220)	110,150	(166,070)	1,832,285
Asset Manager 50% Portfolio	17,881	38,200	56,081	11,657	266	11,923	44,158	14,330	33,804	48,134	92,292
Investment Grade Bond Portfolio	259,535	—	259,535	91,941	853	92,794	166,741	26,828	180,380	207,208	373,949
Index 500 Portfolio	215,647	120,277	335,924	298,845	4,433	303,278	32,646	3,039,216	361,930	3,401,146	3,433,792
Contrafund Portfolio	10,310	10,950,250	10,960,560	823,827	4,711	828,538	10,132,022	3,023,753	(1,531,487)	1,492,266	11,624,288
Asset Manager 70% Portfolio	14,017	25,261	39,278	11,107	277	11,384	27,894	14,858	74,430	89,288	117,182
Balanced Portfolio	64,960	210,337	275,297	51,361	702	52,063	223,234	79,321	193,246	272,567	495,801
Growth & Income Portfolio	28,146	181,230	209,376	27,996	544	28,540	180,836	106,044	66,320	172,364	353,200
Growth Opportunities Portfolio	—	760,648	760,648	698,752	2,591	701,343	59,305	3,838,869	6,542,712	10,381,581	10,440,886
Value Strategies Portfolio	25,885	123,343	149,228	35,711	256	35,967	113,261	34,693	23,092	57,785	171,046
Strategic Income Portfolio	640,142	—	640,142	217,483	731	218,214	421,928	(90,966)	848,439	757,473	1,179,401
Emerging Markets Portfolio	108,521	59,401	167,922	80,825	121	80,946	86,976	(93,738)	2,024,835	1,931,097	2,018,073
Real Estate Portfolio	242,890	5,682	248,572	172,628	956	173,584	74,988	6,555	145,291	151,846	226,834
Funds Manager 50% Portfolio	155,030	—	155,030	76,815	392	77,207	77,823	(127,723)	771,835	644,112	721,935
Funds Manager 70% Portfolio	105,720	48,924	154,644	70,082	260	70,342	84,302	3,376	722,037	725,413	809,715
Funds Manager 85% Portfolio	28,900	42,733	71,633	28,371	197	28,568	43,065	95,478	216,711	312,189	355,254
Government Money Market Portfolio Service Class 2	3,923,706	—	3,923,706	1,254,230	2,327	1,256,557	2,667,149	2	—	2	2,667,151
International Capital Appreciation Portfolio	57,214	31,551	88,765	84,974	276	85,250	3,515	277,247	697,884	975,131	978,646
Energy Portfolio	26,676	—	26,676	15,359	17	15,376	11,300	(20,799)	122,727	101,928	113,228
Lincoln VIP American Century
Balanced Fund	79,503	—	79,503	64,563	294	64,857	14,646	117,251	268,481	385,732	400,378
Capital Appreciation Fund	—	417,839	417,839	35,137	603	35,740	382,099	116,987	(362,585)	(245,598)	136,501
International Fund	24,478	—	24,478	32,412	777	33,189	(8,711)	50,338	257,473	307,811	299,100
Value Fund	965,011	5,225,963	6,190,974	887,474	4,991	892,465	5,298,509	3,411,665	596,512	4,008,177	9,306,686
Disciplined Core Value Fund	74,898	—	74,898	75,154	317	75,471	(573)	(99,500)	782,229	682,729	682,156
Inflation Protection Fund	405,899	—	405,899	74,022	700	74,722	331,177	(88,427)	44,931	(43,496)	287,681
Large Company Value Fund	7,534	36,750	44,284	11,723	176	11,899	32,385	3,380	23,149	26,529	58,914
Mid Cap Value Fund	503,225	2,565,976	3,069,201	413,258	1,679	414,937	2,654,264	290,810	(638,361)	(347,551)	2,306,713
Ultra Fund	—	1,031,949	1,031,949	160,324	899	161,223	870,726	1,017,077	(655,916)	361,161	1,231,887
MFS Variable Insurance Trust
Research Series	2,247	71,486	73,733	4,374	232	4,606	69,127	(5,749)	(32,959)	(38,708)	30,419
Growth Series	—	349,762	349,762	27,408	607	28,015	321,747	41,345	(167,232)	(125,887)	195,860
Investors Trust Series	3,965	124,145	128,110	4,177	66	4,243	123,867	2,510	(92,228)	(89,718)	34,149
New Discovery Series	—	—	—	88,654	645	89,299	(89,299)	(304,084)	1,108,645	804,561	715,262
Corporate Bond Portfolio	209,392	—	209,392	58,062	128	58,190	151,202	(209,656)	321,360	111,704	262,906
Emerging Markets Equity Portfolio	100,528	38,445	138,973	66,827	210	67,037	71,936	2,174	1,383,253	1,385,427	1,457,363
Technology Portfolio	—	2,046,131	2,046,131	184,057	480	184,537	1,861,594	1,110,578	(963,290)	147,288	2,008,882
Global Tactical Allocation Portfolio	60,082	52,061	112,143	12,697	34	12,731	99,412	(6,194)	36,042	29,848	129,260
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Operations
Year Ended December 31, 2025

			Total	Administrative					Change in Net	Realized and Change	Net Increase (Decrease)
			Investment	Expense and	Contract	Total	Net Investment	Net Realized	Unrealized Appreciation	in Unrealized Gains	in Net Assets
	Dividend	Capital Gains	Income	Mortality and	Maintenance	Expenses	Income (Loss)	Gain (Loss) on	(Depreciation) on	(Losses) on Investments	Resulting from Operations
	Income (a)	Distributions (b)	(c)=(a+b)	Expense Risk (d)	Charge (e)	(f)=(d+e)	(g)=(c-f)	Investments (h)	Investments (i)	(j)=(h+i)	(k)=(g+j)
International Intrinsic Value Portfolio	204,752	875,697	1,080,449	192,769	372	193,141	887,308	715,713	2,463,243	3,178,956	4,066,264
Utilities Series Portfolio	413,019	205,974	618,993	190,044	543	190,587	428,406	(109,888)	1,523,151	1,413,263	1,841,669
Blended Research Core Equity Portfolio	45,811	1,084,370	1,130,181	77,297	183	77,480	1,052,701	136,737	(367,175)	(230,438)	822,263
Global Real Estate Portfolio	9,550	—	9,550	10,740	56	10,796	(1,246)	(16,224)	33,734	17,510	16,264
Lord Abbett Series Fund, Inc.
Growth & Income Portfolio	8,237	153,588	161,825	18,613	554	19,167	142,658	25,854	46,248	72,102	214,760
Mid-Cap Stock Portfolio	4,163	102,038	106,201	17,396	562	17,958	88,243	(1,029)	(20,122)	(21,151)	67,092
Bond-Debenture Portfolio	1,377,278	—	1,377,278	301,128	975	302,103	1,075,175	(848,579)	1,334,733	486,154	1,561,329
Fundamental Equity Portfolio	8,076	185,917	193,993	24,385	58	24,443	169,550	18,012	38,804	56,816	226,366
Developing Growth Portfolio	6,396	—	6,396	45,147	130	45,277	(38,881)	(518,612)	968,453	449,841	410,960
Short Duration Income Portfolio	737,230	—	737,230	201,895	586	202,481	534,749	(122,360)	283,260	160,900	695,649
Alger Fund
LargeCap Growth Portfolio	—	571,682	571,682	66,542	1,276	67,818	503,864	337,642	472,015	809,657	1,313,521
MidCap Growth Portfolio	—	—	—	48,156	936	49,092	(49,092)	(144,996)	698,792	553,796	504,704
Capital Appreciation Portfolio	—	785,668	785,668	60,690	881	61,571	724,097	320,157	283,451	603,608	1,327,705
SmallCap Growth Portfolio	—	6,292	6,292	6,824	133	6,957	(665)	(9,182)	33,027	23,845	23,180
Capital Appreciation Portfolio Class S	—	8,764,839	8,764,839	575,775	2,465	578,240	8,186,599	2,864,159	1,137,660	4,001,819	12,188,418
Calvert Variable Series, Inc.
Mid Cap Growth Portfolio	9,011	143,996	153,007	30,439	108	30,547	122,460	(135,752)	18,020	(117,732)	4,728
SRI Balanced Portfolio	127,392	417,878	545,270	97,480	250	97,730	447,540	244,812	82,966	327,778	775,318
Calvert Variable Trust, Inc.
S&P 500 Index Portfolio	15,415	129,200	144,615	17,315	136	17,451	127,164	121,648	(29,195)	92,453	219,617
Invesco Variable Insurance Funds
Technology Fund	—	132,961	132,961	15,674	221	15,895	117,066	111,628	(5,576)	106,052	223,118
Diversified Dividend Fund	51,849	283,520	335,369	46,305	189	46,494	288,875	50,856	159,847	210,703	499,578
Health Care Fund	—	29,574	29,574	10,195	190	10,385	19,189	(12,928)	93,773	80,845	100,034
Global Real Estate Fund	1,073	—	1,073	1,638	35	1,673	(600)	(2,248)	6,098	3,850	3,250
International Equity Fund	2,287	12,481	14,768	5,358	47	5,405	9,363	2,422	12,174	14,596	23,959
Main Street Mid Cap Fund	172	16,477	16,649	4,455	60	4,515	12,134	1,569	(4,117)	(2,548)	9,586
Discovery Mid Cap Growth Fund	—	552,308	552,308	75,225	192	75,417	476,891	(198,560)	(54,258)	(252,818)	224,073
Global Fund	—	1,404,737	1,404,737	92,937	160	93,097	1,311,640	(219,515)	(169,023)	(388,538)	923,102
Main Street Fund	31,374	629,531	660,905	126,983	191	127,174	533,731	(59,753)	870,340	810,587	1,344,318
Main Street Small Cap Fund	21,436	953,133	974,569	118,196	215	118,411	856,158	437,234	(581,201)	(143,967)	712,191
Balanced-Risk Allocation Fund	38,090	—	38,090	6,560	19	6,579	31,511	(4,506)	9,968	5,462	36,973
Core Plus Bond Fund	194,633	—	194,633	57,879	148	58,027	136,606	(5,435)	117,779	112,344	248,950
Equity and Income Fund	95,269	270,318	365,587	65,625	384	66,009	299,578	57,116	169,783	226,899	526,477
Small Cap Equity Fund	—	281,280	281,280	70,964	236	71,200	210,080	172,882	(19,015)	153,867	363,947
Equally Weighted S&P 500 Fund	157,558	910,975	1,068,533	127,359	168	127,527	941,006	203,990	(106,170)	97,820	1,038,826
Growth and Income Fund	5,088	33,122	38,210	11,919	71	11,990	26,220	1,583	22,888	24,471	50,691
American Value Fund	204	14,690	14,894	2,288	46	2,334	12,560	418	1,343	1,761	14,321
International Growth II Fund	13,031	1,935,554	1,948,585	275,643	985	276,628	1,671,957	(1,872,967)	3,092,955	1,219,988	2,891,945
Lincoln Financial Variable Insurance Portfolios
Core Bond Portfolio	38,101	—	38,101	15,152	332	15,484	22,617	(31,687)	75,285	43,598	66,215
Small Cap Core Portfolio	11,360	149,499	160,859	25,186	498	25,684	135,175	(21,109)	45,182	24,073	159,248
Rydex Variable Trust
Nova Fund	—	—	—	12,793	100	12,893	(12,893)	42,449	100,984	143,433	130,540
NASDAQ-100 Fund	365	66,288	66,653	20,530	146	20,676	45,977	69,275	73,059	142,334	188,311
U.S. Government Money Market Fund	3,754	—	3,754	1,983	3	1,986	1,768	—	1	1	1,769
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Operations
Year Ended December 31, 2025

			Total	Administrative					Change in Net	Realized and Change	Net Increase (Decrease)
			Investment	Expense and	Contract	Total	Net Investment	Net Realized	Unrealized Appreciation	in Unrealized Gains	in Net Assets
	Dividend	Capital Gains	Income	Mortality and	Maintenance	Expenses	Income (Loss)	Gain (Loss) on	(Depreciation) on	(Losses) on Investments	Resulting from Operations
	Income (a)	Distributions (b)	(c)=(a+b)	Expense Risk (d)	Charge (e)	(f)=(d+e)	(g)=(c-f)	Investments (h)	Investments (i)	(j)=(h+i)	(k)=(g+j)
Inverse S&P 500 Strategy Fund	1,383	—	1,383	211	23	234	1,149	(3,367)	218	(3,149)	(2,000)
Inverse NASDAQ-100 Strategy Fund	661	—	661	259	42	301	360	(7,709)	3,958	(3,751)	(3,391)
Inverse Government Long Bond Strategy Fund	149	—	149	22	7	29	120	43	(152)	(109)	11
Government Long Bond 1.2x Strategy	2,004	—	2,004	651	27	678	1,326	(1,925)	931	(994)	332
NASDAQ-100 2x Strategy Fund	—	—	—	—	—	—	—	—	—	—	—
Inverse Dow 2x Strategy Fund	—	—	—	—	—	—	—	—	—	—	—
Rydex Variable Insurance Funds
Biotechnology Fund	—	113,504	113,504	30,884	176	31,060	82,444	(188,660)	711,740	523,080	605,524
S&P 500 Pure Growth Fund	—	465,318	465,318	53,730	181	53,911	411,407	140,150	(169,412)	(29,262)	382,145
S&P MidCap 400 Pure Growth Fund	—	56,383	56,383	12,146	12	12,158	44,225	(27,676)	42,779	15,103	59,328
Guggenheim Variable Insurance Funds
Multi-Hedge Strategies Fund	19,786	—	19,786	10,750	102	10,852	8,934	(30,389)	18,735	(11,654)	(2,720)
Global Managed Futures Strategy Fund	4,646	—	4,646	3,721	19	3,740	906	(11,383)	15,843	4,460	5,366
New Age Alpha
Small Cap Value Fund	41,061	768,387	809,448	51,019	171	51,190	758,258	(72,437)	(616,007)	(688,444)	69,814
ProFunds VP
Profund Access VP High Yield Fund	594	—	594	589	27	616	(22)	(115)	1,007	892	870
Asia 30	2,957	—	2,957	1,564	7	1,571	1,386	(2,677)	12,961	10,284	11,670
Banks	1,024	—	1,024	2,154	17	2,171	(1,147)	4,972	2,649	7,621	6,474
Materials	50	2,989	3,039	869	20	889	2,150	1,718	(1,347)	371	2,521
Bear	144	—	144	128	1	129	15	(2,119)	1,146	(973)	(958)
Biotechnology	—	16,166	16,166	4,623	70	4,693	11,473	(17,824)	68,332	50,508	61,981
Bull	1,661	21,223	22,884	9,143	152	9,295	13,589	15,881	23,243	39,124	52,713
Consumer Staples	379	4,169	4,548	1,029	14	1,043	3,505	(10,007)	5,615	(4,392)	(887)
Consumer Discretionary	—	5,712	5,712	1,848	28	1,876	3,836	322	(1,938)	(1,616)	2,220
Dow 30	7,617	15,175	22,792	4,727	108	4,835	17,957	7,176	(5,212)	1,964	19,921
Emerging Markets	798	—	798	1,782	18	1,800	(1,002)	5,607	13,627	19,234	18,232
Europe 30	746	1,049	1,795	648	4	652	1,143	2,174	4,245	6,419	7,562
Falling U.S. Dollar	267	—	267	481	—	481	(214)	527	1,427	1,954	1,740
Financials	3	525	528	777	24	801	(273)	474	2,464	2,938	2,665
Health Care	4	11,067	11,071	2,423	26	2,449	8,622	(4,809)	5,232	423	9,045
Industrials	—	3,911	3,911	3,376	32	3,408	503	2,912	16,732	19,644	20,147
International	318	—	318	261	—	261	57	1,597	852	2,449	2,506
Internet	—	1,806	1,806	6,213	34	6,247	(4,441)	9,556	5,913	15,469	11,028
Japan	2,169	8,082	10,251	957	14	971	9,280	1,873	1,038	2,911	12,191
Large-Cap Growth	—	73,789	73,789	17,608	112	17,720	56,069	33,453	45,910	79,363	135,432
Large-Cap Value	2,512	47,886	50,398	8,533	73	8,606	41,792	8,729	(16,724)	(7,995)	33,797
Mid-Cap	3,253	—	3,253	2,263	39	2,302	951	(650)	1,213	563	1,514
Mid-Cap Growth	—	17,951	17,951	5,112	10	5,122	12,829	(3,140)	(4,487)	(7,627)	5,202
Mid-Cap Value	219	6,275	6,494	1,921	28	1,949	4,545	21	(2,027)	(2,006)	2,539
Government Money Market	65,027	—	65,027	47,451	1,223	48,674	16,353	—	—	—	16,353
Energy	4,609	25,721	30,330	5,611	72	5,683	24,647	1,111	(19,992)	(18,881)	5,766
NASDAQ-100	1,163	20,322	21,485	7,840	170	8,010	13,475	8,085	19,550	27,635	41,110
Pharmaceuticals	113	—	113	921	6	927	(814)	(343)	14,219	13,876	13,062
Precious Metals	10,047	—	10,047	14,313	221	14,534	(4,487)	149,845	285,526	435,371	430,884
Real Estate	838	—	838	1,484	25	1,509	(671)	(3,076)	3,073	(3)	(674)
Rising Rates Opportunity	8	14	22	10	14	24	(2)	(448)	429	(19)	(21)
Semiconductor	—	190,802	190,802	11,591	90	11,681	179,121	(8,751)	(41,529)	(50,280)	128,841
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Operations
Year Ended December 31, 2025

			Total	Administrative					Change in Net	Realized and Change	Net Increase (Decrease)
			Investment	Expense and	Contract	Total	Net Investment	Net Realized	Unrealized Appreciation	in Unrealized Gains	in Net Assets
	Dividend	Capital Gains	Income	Mortality and	Maintenance	Expenses	Income (Loss)	Gain (Loss) on	(Depreciation) on	(Losses) on Investments	Resulting from Operations
	Income (a)	Distributions (b)	(c)=(a+b)	Expense Risk (d)	Charge (e)	(f)=(d+e)	(g)=(c-f)	Investments (h)	Investments (i)	(j)=(h+i)	(k)=(g+j)
Short Dow 30	30	—	30	54	—	54	(24)	(96)	(517)	(613)	(637)
Short Emerging Markets	—	—	—	—	—	—	—	—	—	—	—
Short International	37	—	37	124	1	125	(88)	(398)	(1,268)	(1,666)	(1,754)
Short Mid-Cap	29	—	29	54	—	54	(25)	(27)	(688)	(715)	(740)
Short NASDAQ-100	—	—	—	—	—	—	—	—	—	—	—
Short Small-Cap	55	—	55	38	1	39	16	(10)	(197)	(207)	(191)
Small-Cap	920	—	920	2,345	37	2,382	(1,462)	(3,662)	11,817	8,155	6,693
Small-Cap Growth	—	9,047	9,047	3,120	24	3,144	5,903	118	(4,485)	(4,367)	1,536
Small-Cap Value	263	3,366	3,629	1,981	48	2,029	1,600	(1,244)	467	(777)	823
Technology	—	56,374	56,374	6,284	119	6,403	49,971	8,442	(10,984)	(2,542)	47,429
Communication Services	—	—	—	140	—	140	(140)	66	1,389	1,455	1,315
U.S. Government Plus	1,744	—	1,744	1,133	8	1,141	603	(5,443)	4,466	(977)	(374)
UltraBull	9,723	175,687	185,410	28,818	129	28,947	156,463	21,010	85,979	106,989	263,452
UltraMid-Cap	4,414	—	4,414	11,311	32	11,343	(6,929)	(6,381)	11,001	4,620	(2,309)
UltraNASDAQ-100	1,853	81,386	83,239	23,597	170	23,767	59,472	92,902	37,992	130,894	190,366
UltraShort Dow 30	—	—	—	2	30	32	(32)	(80)	65	(15)	(47)
UltraShort NASDAQ-100	—	—	—	—	30	30	(30)	(73)	73	—	(30)
UltraSmall-Cap	1,339	—	1,339	3,381	12	3,393	(2,054)	838	13,396	14,234	12,180
Utilities	507	16	523	987	25	1,012	(489)	1,410	4,027	5,437	4,948
VanEck Worldwide Insurance Trust
Global Resources Fund	121,328	—	121,328	64,829	1,002	65,831	55,497	141,815	1,263,656	1,405,471	1,460,968
Emerging Markets Fund	4,908	—	4,908	8,182	146	8,328	(3,420)	(72,116)	245,238	173,122	169,702
Emerging Markets Bond Fund	19,413	—	19,413	4,785	117	4,902	14,511	860	38,494	39,354	53,865
Janus Henderson Series
Global Technology and Innovation Portfolio	—	2,267,867	2,267,867	313,839	816	314,655	1,953,212	1,723,085	1,654,332	3,377,417	5,330,629
Overseas Portfolio	19,752	—	19,752	18,759	70	18,829	923	54,459	296,215	350,674	351,597
Research Portfolio	—	7,140	7,140	1,153	13	1,166	5,974	3,115	4,710	7,825	13,799
Enterprise Services Portfolio	17,306	3,083,875	3,101,181	463,856	1,502	465,358	2,635,823	(176,538)	(278,396)	(454,934)	2,180,889
Global Research Portfolio	19,070	393,661	412,731	57,552	165	57,717	355,014	158,988	260,343	419,331	774,345
Mid Cap Value Portfolio	32,738	487,966	520,704	62,640	218	62,858	457,846	(10,349)	(211,789)	(222,138)	235,708
Balanced Portfolio	1,472,844	2,627,589	4,100,433	1,104,959	2,884	1,107,843	2,992,590	3,076,585	4,665,366	7,741,951	10,734,541
Flexible Bond Portfolio	250,476	—	250,476	74,468	236	74,704	175,772	(481,825)	648,588	166,763	342,535
Forty Portfolio	2	91,199	91,201	8,810	2	8,812	82,389	6,055	34,062	40,117	122,506
PIMCO Variable Insurance Trust
Total Return Portfolio	1,339,207	—	1,339,207	440,262	3,893	444,155	895,052	(1,160,379)	2,624,043	1,463,664	2,358,716
Low Duration Portfolio	944,452	—	944,452	319,699	1,721	321,420	623,032	(272,859)	629,381	356,522	979,554
High Yield Portfolio	902,213	—	902,213	191,703	1,244	192,947	709,266	(58,659)	351,307	292,648	1,001,914
Real Return Portfolio	593,502	—	593,502	241,068	1,581	242,649	350,853	(420,026)	1,218,166	798,140	1,148,993
All Asset Portfolio	120,307	—	120,307	34,797	331	35,128	85,179	(85,071)	318,537	233,466	318,645
Global Managed Asset Allocation Portfolio	50,946	—	50,946	15,717	19	15,736	35,210	(8,160)	193,336	185,176	220,386
Short-Term Portfolio	1,513,338	—	1,513,338	448,775	2,754	451,529	1,061,809	210,482	(179,738)	30,744	1,092,553
Emerging Markets Bond Portfolio	93,492	—	93,492	17,502	39	17,541	75,951	(66,368)	161,186	94,818	170,769
Global Bond Opportunities Portfolio	3,714	—	3,714	1,134	—	1,134	2,580	(380)	6,578	6,198	8,778
Commodity Real Return Strategy Portfolio	141,628	—	141,628	66,701	417	67,118	74,510	(512,808)	1,281,576	768,768	843,278
International Bond (USD-Hedged) Portfolio	70,931	—	70,931	27,038	75	27,113	43,818	(31,027)	38,505	7,478	51,296
Dynamic Bond Adv Portfolio	104,208	—	104,208	24,703	142	24,845	79,363	11,526	31,886	43,412	122,775
Income Advisor Portfolio	1,480,666	—	1,480,666	385,125	1,055	386,180	1,094,486	(358,233)	1,679,031	1,320,798	2,415,284
StocksPLUS Global Portfolio	54,217	—	54,217	14,942	13	14,955	39,262	19,002	239,690	258,692	297,954
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Operations
Year Ended December 31, 2025

			Total	Administrative					Change in Net	Realized and Change	Net Increase (Decrease)
			Investment	Expense and	Contract	Total	Net Investment	Net Realized	Unrealized Appreciation	in Unrealized Gains	in Net Assets
	Dividend	Capital Gains	Income	Mortality and	Maintenance	Expenses	Income (Loss)	Gain (Loss) on	(Depreciation) on	(Losses) on Investments	Resulting from Operations
	Income (a)	Distributions (b)	(c)=(a+b)	Expense Risk (d)	Charge (e)	(f)=(d+e)	(g)=(c-f)	Investments (h)	Investments (i)	(j)=(h+i)	(k)=(g+j)
Global Diversified Allocation Advisor Portfolio	128	—	128	38	—	38	90	1	290	291	381
Goldman Sachs Variable Insurance Trust
Small Cap Equity Insights Fund	10,174	115,784	125,958	20,716	232	20,948	105,010	19,500	64,899	84,399	189,409
Large Cap Value Fund	2,913	36,229	39,142	3,718	41	3,759	35,383	(510)	(12,651)	(13,161)	22,222
Mid Cap Value Fund	31,675	287,179	318,854	35,109	734	35,843	283,011	19,856	(92,750)	(72,894)	210,117
Neuberger Berman Advisors Management Trust
Mid-Cap Growth Portfolio	—	75,684	75,684	7,838	94	7,932	67,752	5,637	(51,487)	(45,850)	21,902
AMT Mid Cap Intrinsic Value Portfolio	562	13,191	13,753	1,811	44	1,855	11,898	(1,912)	1,766	(146)	11,752
BNY Mellon Variable Investment Fund
Appreciation Portfolio	344	32,559	32,903	5,671	105	5,776	27,127	(4,272)	(7,588)	(11,860)	15,267
Sustainable U.S. Equity Portfolio	15	2,103	2,118	458	8	466	1,652	905	559	1,464	3,116
Morgan Stanley Variable Institutional Funds
Emerging Markets Debt Portfolio	1,928	—	1,928	365	17	382	1,546	(594)	554	(40)	1,506
Emerging Markets Equity Portfolio	385	3,652	4,037	2,316	32	2,348	1,689	727	26,341	27,068	28,757
Discovery Portfolio	208	—	208	1,275	3	1,278	(1,070)	(6,919)	12,864	5,945	4,875
Northern Lights Variable Trust
Power Dividend Index Fund	3,982	—	3,982	4,369	20	4,389	(407)	75,671	(15,150)	60,521	60,114
AB Variable Products Series
Dynamic Asset Allocation Portfolio	41,374	—	41,374	34,302	57	34,359	7,015	(67,341)	348,990	281,649	288,664
Small Cap Growth Portfolio	—	—	—	296	—	296	(296)	(609)	1,600	991	695
Discovery Value Portfolio	35,464	669,172	704,636	79,037	201	79,238	625,398	(34,830)	(530,379)	(565,209)	60,189
BlackRock Variable Series Fund, Inc.
Basic Value Fund	70,771	488,019	558,790	49,056	118	49,174	509,616	35,022	249,134	284,156	793,772
Capital Appreciation Fund	—	44,281	44,281	4,551	9	4,560	39,721	(38,058)	25,193	(12,865)	26,856
Equity Dividend Fund	510,682	2,303,909	2,814,591	319,426	967	320,393	2,494,198	(121,752)	2,148,879	2,027,127	4,521,325
Global Allocation Fund	467,829	1,145,493	1,613,322	147,361	545	147,906	1,465,416	(195,911)	617,725	421,814	1,887,230
Advantage Large Cap Core Fund	998	48,965	49,963	5,741	37	5,778	44,185	11,992	17,128	29,120	73,305
Large Cap Focus Growth Fund	—	2,748,668	2,748,668	211,439	420	211,859	2,536,809	1,216,503	(2,141,832)	(925,329)	1,611,480
60/40 Target Allocation ETF Fund	188,384	329,244	517,628	108,479	327	108,806	408,822	67,369	631,284	698,653	1,107,475
Total Return Fund	76,736	2,080	78,816	23,874	—	23,874	54,942	(46,382)	104,683	58,301	113,243
S&P 500 Fund	18,764	120,713	139,477	26,164	—	26,164	113,313	99,509	108,134	207,643	320,956
Columbia Variable Portfolio
Contrarian Core 2 Portfolio	—	—	—	212,452	469	212,921	(212,921)	1,535,467	1,287,015	2,822,482	2,609,561
Dividend Opportunity Portfolio	—	—	—	106,436	215	106,651	(106,651)	632,069	622,127	1,254,196	1,147,545
Emerging Markets Bond Portfolio	154,370	—	154,370	39,961	328	40,289	114,081	(220,276)	434,120	213,844	327,925
High Yield Portfolio	394,852	—	394,852	98,525	407	98,932	295,920	32,842	165,128	197,970	493,890
Select Large-Cap Value Portfolio	—	—	—	166,190	358	166,548	(166,548)	727,605	2,563,024	3,290,629	3,124,081
Seligman Global Tech Portfolio	—	2,351,047	2,351,047	273,402	762	274,164	2,076,883	2,116,146	2,434,899	4,551,045	6,627,928
US Government Mortgage Portfolio	24,612	—	24,612	15,472	27	15,499	9,113	(53,745)	125,260	71,515	80,628
Strategic Income Portfolio	91,281	—	91,281	25,637	50	25,687	65,594	(24,695)	74,465	49,770	115,364
Emerging Markets Portfolio	289	—	289	5,848	4	5,852	(5,563)	(36,970)	160,445	123,475	117,912
Select Mid Cap Value Portfolio	—	—	—	23,223	34	23,257	(23,257)	42,098	207,930	250,028	226,771
Small Cap Value Portfolio	20,071	345,598	365,669	24,495	60	24,555	341,114	(13,268)	(10,010)	(23,278)	317,836
DWS Variable Insurance Portfolios
Equity 500 Index Portfolio	499,291	5,840,412	6,339,703	891,261	1,904	893,165	5,446,538	1,935,456	2,944,523	4,879,979	10,326,517
Small Cap Index Portfolio	79,553	439,306	518,859	100,907	238	101,145	417,714	(350,168)	837,387	487,219	904,933
Alternative Asset Allocation Portfolio	36,042	—	36,042	11,703	35	11,738	24,304	604	49,485	50,089	74,393
Small Mid Cap Value Portfolio	16,796	330,839	347,635	36,580	174	36,754	310,881	238,896	(120,552)	118,344	429,225
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Operations
Year Ended December 31, 2025

			Total	Administrative					Change in Net	Realized and Change	Net Increase (Decrease)
			Investment	Expense and	Contract	Total	Net Investment	Net Realized	Unrealized Appreciation	in Unrealized Gains	in Net Assets
	Dividend	Capital Gains	Income	Mortality and	Maintenance	Expenses	Income (Loss)	Gain (Loss) on	(Depreciation) on	(Losses) on Investments	Resulting from Operations
	Income (a)	Distributions (b)	(c)=(a+b)	Expense Risk (d)	Charge (e)	(f)=(d+e)	(g)=(c-f)	Investments (h)	Investments (i)	(j)=(h+i)	(k)=(g+j)
Eaton Vance Variable Trust
Floating Rate Income Portfolio	1,358,913	—	1,358,913	259,875	1,304	261,179	1,097,734	(286,760)	(295,447)	(582,207)	515,527
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Fund	76,501	376,922	453,423	49,724	254	49,978	403,445	5,990	(52,791)	(46,801)	356,644
Income Fund	1,243,917	261,466	1,505,383	325,359	1,158	326,517	1,178,866	(495,740)	1,932,968	1,437,228	2,616,094
Global Bond Fund	—	—	—	222,838	1,368	224,206	(224,206)	(1,130,114)	3,698,889	2,568,775	2,344,569
Foreign Fund	746,149	2,083,410	2,829,559	405,878	2,250	408,128	2,421,431	877,312	4,467,584	5,344,896	7,766,327
Developing Markets Fund	13,403	41,828	55,231	32,215	194	32,409	22,822	67,868	810,790	878,658	901,480
Mutual Global Discovery Fund	72,307	400,802	473,109	50,931	165	51,096	422,013	191,247	155,872	347,119	769,132
Rising Dividends Fund	236,706	2,835,839	3,072,545	375,379	1,009	376,388	2,696,157	115,732	31,282	147,014	2,843,171
DynaTech 2 Fund	—	—	—	113,576	458	114,034	(114,034)	696,543	875,471	1,572,014	1,457,980
Global Real Estate Fund	2,551	—	2,551	2,020	5	2,025	526	1,076	7,714	8,790	9,316
VolSmart Allocation Fund	2,219	16,109	18,328	1,246	—	1,246	17,082	32,299	(5,731)	26,568	43,650
Nomura Variable Insurance Portfolio
Asset Strategy Portfolio	27,011	145,027	172,038	28,900	190	29,090	142,948	39,964	126,363	166,327	309,275
Balanced Portfolio	71,774	217,267	289,041	74,275	434	74,709	214,332	(231,595)	575,567	343,972	558,304
Energy Portfolio	9,656	—	9,656	10,944	55	10,999	(1,343)	78,404	9,190	87,594	86,251
Natural Resources Portfolio	—	—	—	6,168	9	6,177	(6,177)	54,305	101,500	155,805	149,628
Growth Portfolio	—	488,806	488,806	35,976	103	36,079	452,727	(104,333)	(161,213)	(265,546)	187,181
High Income Portfolio	520,181	2,902	523,083	100,439	636	101,075	422,008	(185,929)	193,879	7,950	429,958
International Core Equity Portfolio	33,591	297,613	331,204	76,081	291	76,372	254,832	326,933	651,822	978,755	1,233,587
Global Growth Portfolio	3,050	163,769	166,819	19,921	68	19,989	146,830	30,415	57,802	88,217	235,047
Mid Cap Growth Portfolio	—	1,400,017	1,400,017	79,349	188	79,537	1,320,480	(1,107,757)	(194,068)	(1,301,825)	18,655
Science and Technology Portfolio	—	2,178,529	2,178,529	187,370	434	187,804	1,990,725	(307,062)	2,503,624	2,196,562	4,187,287
Small Cap Growth Portfolio	—	—	—	41,505	193	41,698	(41,698)	(506,139)	905,850	399,711	358,013
SMID Cap Core Portfolio	10,522	308,398	318,920	90,800	378	91,178	227,742	87,909	155,340	243,249	470,991
Total Return Portfolio	2,510	5,045	7,555	1,249	14	1,263	6,292	404	3,335	3,739	10,031
Opportunity Portfolio	31,474	207,245	238,719	75,962	466	76,428	162,291	475,206	(243,503)	231,703	393,994
Lazard Retirement Series, Inc.
International Equity Portfolio	58,397	106,682	165,079	29,007	132	29,139	135,940	363,506	138,892	502,398	638,338
Global Dynamic Multi Asset Portfolio	5,042	12,744	17,786	6,307	46	6,353	11,433	30,631	28,925	59,556	70,989
Legg Mason Partners Variable Equity Trust
Western Asset Variable Global High Yield Bond Portfolio	114,236	803	115,039	24,084	177	24,261	90,778	5,759	61,314	67,073	157,851
ClearBridge Variable Mid Cap Portfolio	1,540	1,015,014	1,016,554	194,383	468	194,851	821,703	(263,012)	(123,383)	(386,395)	435,308
ClearBridge Variable Dividend Strategy Portfolio	606,677	4,335,213	4,941,890	421,887	1,195	423,082	4,518,808	(629,742)	(490,078)	(1,119,820)	3,398,988
ClearBridge Variable Small Cap Growth Portfolio	—	659,251	659,251	114,250	316	114,566	544,685	(19,741)	124,723	104,982	649,667
ClearBridge Variable Growth Portfolio	—	120,895	120,895	10,003	8	10,011	110,884	(232,808)	204,496	(28,312)	82,572
Western Asset Variable Core Bond Plus Portfolio	2,379,936	—	2,379,936	748,650	3,429	752,079	1,627,857	(3,443,371)	5,462,446	2,019,075	3,646,932
ClearBridge Variable Large Cap Growth Portfolio	—	1,997,319	1,997,319	372,216	1,501	373,717	1,623,602	1,636,301	(1,226,382)	409,919	2,033,521
Victory Pioneer Variable Contracts Trust
Fund Portfolio	7,201	425,346	432,547	40,929	74	41,003	391,544	298,452	(57,793)	240,659	632,203
Bond Portfolio	1,905,020	—	1,905,020	573,275	2,727	576,002	1,329,018	(1,016,988)	2,931,573	1,914,585	3,243,603
Strategic Income Portfolio	400,813	—	400,813	119,541	599	120,140	280,673	(207,597)	749,277	541,680	822,353
Equity Income Portfolio	200,902	1,487,351	1,688,253	131,430	449	131,879	1,556,374	(551,244)	(50,510)	(601,754)	954,620
High Yield Portfolio	29,625	—	29,625	6,891	55	6,946	22,679	(7,675)	17,203	9,528	32,207
Prudential Series Funds
Natural Resources Portfolio	—	—	—	1,987	4	1,991	(1,991)	57,445	(90,460)	(33,015)	(35,006)
Mid-Cap Growth Portfolio	—	—	—	504	3	507	(507)	18,597	(58,692)	(40,095)	(40,602)
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Operations
Year Ended December 31, 2025

			Total	Administrative					Change in Net	Realized and Change	Net Increase (Decrease)
			Investment	Expense and	Contract	Total	Net Investment	Net Realized	Unrealized Appreciation	in Unrealized Gains	in Net Assets
	Dividend	Capital Gains	Income	Mortality and	Maintenance	Expenses	Income (Loss)	Gain (Loss) on	(Depreciation) on	(Losses) on Investments	Resulting from Operations
	Income (a)	Distributions (b)	(c)=(a+b)	Expense Risk (d)	Charge (e)	(f)=(d+e)	(g)=(c-f)	Investments (h)	Investments (i)	(j)=(h+i)	(k)=(g+j)
PGIM Jennison Blend Portfolio	—	—	—	13,084	44	13,128	(13,128)	37,641	203,156	240,797	227,669
PGIM Jennison Growth II Portfolio	—	—	—	1,135	7	1,142	(1,142)	10,539	24,325	34,864	33,722
Royce Capital Fund
Micro-Cap Portfolio	—	30,423	30,423	2,624	9	2,633	27,790	(20,052)	14,824	(5,228)	22,562
Small Cap Portfolio	137,740	550,555	688,295	97,329	450	97,779	590,516	464,536	(474,033)	(9,497)	581,019
Alps Fund
Alerian Energy Infrastructure Portfolio	322,843	824,042	1,146,885	91,327	170	91,497	1,055,388	844,392	(1,666,489)	(822,097)	233,291
Global Opportunity Portfolio	134,515	31,909	166,424	25,675	24	25,699	140,725	(20,424)	(120,772)	(141,196)	(471)
American Funds IS
Asset Allocation Fund	1,553,728	6,165,708	7,719,436	1,118,523	2,557	1,121,080	6,598,356	1,828,717	3,128,110	4,956,827	11,555,183
Washington Mutual Investors Fund	855,492	4,468,667	5,324,159	840,758	1,448	842,206	4,481,953	1,467,143	3,611,822	5,078,965	9,560,918
Ultra-Short Bond Fund	581,141	—	581,141	200,170	855	201,025	380,116	59,141	(100,161)	(41,020)	339,096
Capital Income Builder Fund	643,606	—	643,606	311,097	489	311,586	332,020	1,812,927	1,968,612	3,781,539	4,113,559
Global Growth Fund	406,975	4,123,959	4,530,934	422,024	740	422,764	4,108,170	(761,948)	2,736,901	1,974,953	6,083,123
Capital World Growth and Income Fund	266,594	744,179	1,010,773	261,554	341	261,895	748,878	(13,215)	3,493,621	3,480,406	4,229,284
Global Small Capitalization Fund	11,988	131,300	143,288	77,669	88	77,757	65,531	(579,171)	1,253,266	674,095	739,626
Growth Fund	112,946	7,069,383	7,182,329	1,141,206	1,942	1,143,148	6,039,181	1,995,843	7,194,063	9,189,906	15,229,087
Growth-Income Fund	671,071	14,794,087	15,465,158	1,148,865	1,967	1,150,832	14,314,326	1,572,632	(2,356,134)	(783,502)	13,530,824
International Fund	111,175	—	111,175	122,308	163	122,471	(11,296)	(190,981)	2,326,291	2,135,310	2,124,014
International Growth and Income Fund	218,341	—	218,341	114,715	285	115,000	103,341	63,572	2,372,429	2,436,001	2,539,342
New World Fund	303,056	1,418,412	1,721,468	431,324	1,658	432,982	1,288,486	1,624,883	5,110,697	6,735,580	8,024,066
U.S. Government Securities Fund	398,735	—	398,735	116,947	547	117,494	281,241	(69,287)	347,114	277,827	559,068
Global Balanced Fund	16,328	45,213	61,541	14,266	24	14,290	47,251	9,162	110,638	119,800	167,051
The Bond Fd of America Fund	305,436	—	305,436	76,921	183	77,104	228,332	(4,475)	81,066	76,591	304,923
T. Rowe Price
Blue Chip Growth Portfolio	—	7,713,710	7,713,710	1,037,880	2,952	1,040,832	6,672,878	5,700,489	635,312	6,335,801	13,008,679
Health Sciences Portfolio	—	949,564	949,564	350,144	932	351,076	598,488	(2,396,525)	5,395,840	2,999,315	3,597,803
Equity Income Portfolio	28,901	234,557	263,458	22,063	59	22,122	241,336	12,764	28,945	41,709	283,045
Mid-Cap Growth Portfolio	—	508,411	508,411	34,540	77	34,617	473,794	(35,922)	(332,441)	(368,363)	105,431
John Hancock Variable Insurance Trust
Financial Industries Portfolio	62,727	295,145	357,872	55,278	191	55,469	302,403	261,931	(29,212)	232,719	535,122
Fundamental All Cap Core Portfolio	316	16,852	17,168	2,356	6	2,362	14,806	(14,746)	(8,282)	(23,028)	(8,222)
Select Bond Portfolio	16,520	—	16,520	4,933	15	4,948	11,572	(1,934)	12,507	10,573	22,145
Strategic Income Opportunities Portfolio	134,895	—	134,895	20,423	27	20,450	114,445	(6,267)	(15,931)	(22,198)	92,247
Federated Hermes
High Income Bond Portfolio	82,188	—	82,188	17,691	55	17,746	64,442	4,069	17,922	21,991	86,433
Kaufmann Portfolio	—	560,236	560,236	63,955	234	64,189	496,047	129,850	(169,756)	(39,906)	456,141
Managed Volatility Portfolio	9,334	6,196	15,530	4,689	22	4,711	10,819	(2,108)	13,396	11,288	22,107
Principal Variable Contracts
Blue Chip Fund	—	—	—	7,864	6	7,870	(7,870)	41,391	(248,522)	(207,131)	(215,001)
Equity Income Fund	—	—	—	1,735	12	1,747	(1,747)	32,533	(43,595)	(11,062)	(12,809)
Diversified Balance Fund	—	—	—	10,363	25	10,388	(10,388)	41,654	(53,761)	(12,107)	(22,495)
Diversified Growth Fund	—	—	—	4,720	5	4,725	(4,725)	(23,548)	887	(22,661)	(27,386)
Diversified Income Fund	—	—	—	569	2	571	(571)	(2,635)	3,782	1,147	576
Blue Chip PVC 2 Fund	—	—	—	19,644	4	19,648	(19,648)	9,760	153,445	163,205	143,557
Equity Income 2 Fund	8,143	48,363	56,506	3,647	26	3,673	52,833	2,123	23,344	25,467	78,300
Diversified Balance 2 Fund	67,559	278,354	345,913	21,215	52	21,267	324,646	(1,459)	(61,141)	(62,600)	262,046
Diversified Growth 2 Fund	27,478	162,815	190,293	8,794	14	8,808	181,485	(349)	(50,986)	(51,335)	130,150
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Operations
Year Ended December 31, 2025

			Total	Administrative					Change in Net	Realized and Change	Net Increase (Decrease)
			Investment	Expense and	Contract	Total	Net Investment	Net Realized	Unrealized Appreciation	in Unrealized Gains	in Net Assets
	Dividend	Capital Gains	Income	Mortality and	Maintenance	Expenses	Income (Loss)	Gain (Loss) on	(Depreciation) on	(Losses) on Investments	Resulting from Operations
	Income (a)	Distributions (b)	(c)=(a+b)	Expense Risk (d)	Charge (e)	(f)=(d+e)	(g)=(c-f)	Investments (h)	Investments (i)	(j)=(h+i)	(k)=(g+j)
Diversified Income 2 Fund	4,209	7,230	11,439	1,143	8	1,151	10,288	28	1,716	1,744	12,032
Putnam Variable Trust
Core Equity Fund	2,683	56,229	58,912	8,966	45	9,011	49,901	(21,216)	89,441	68,225	118,126
Emerging Markets Equity Fund	188	—	188	527	11	538	(350)	2,839	6,911	9,750	9,400
Focused International Equity Fund	—	—	—	45	—	45	(45)	1,775	266	2,041	1,996
George Putnam Balanced Fund	29,388	76,358	105,746	13,131	11	13,142	92,604	(173,316)	84,494	(88,822)	3,782
Global Asset Allocation Fund	—	—	—	1,227	—	1,227	(1,227)	80	15,369	15,449	14,222
Global Health Care Fund	—	6,207	6,207	3,376	18	3,394	2,813	(16,255)	27,705	11,450	14,263
High Yield Fund	1,003	—	1,003	649	1	650	353	(1,022)	3,953	2,931	3,284
International Equity Fund	—	28	28	2,627	2	2,629	(2,601)	3,537	44,109	47,646	45,045
International Value Fund	14,372	10,077	24,449	23,686	49	23,735	714	50,678	422,282	472,960	473,674
Large Cap Growth Fund	—	43,014	43,014	11,281	25	11,306	31,708	12,226	116,854	129,080	160,788
Large Cap Value Fund	62,069	296,909	358,978	83,552	162	83,714	275,264	2,486	1,065,273	1,067,759	1,343,023
Research Fund	427	4,570	4,997	631	—	631	4,366	9,725	2,972	12,697	17,063
Small Cap Growth Fund	1,340	23,281	24,621	7,340	20	7,360	17,261	(592)	14,039	13,447	30,708
Small Cap Value Fund	505	6,916	7,421	2,107	9	2,116	5,305	2,229	9,999	12,228	17,533
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2025

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Fidelity Variable Insurance Products
Government Money Market Portfolio	$7,668,025	$193,263	$21,662	$(471)	$(647,471)	$(36,435)	$(230,031)	$(570,318)	$(1,463,064)	$(1,269,801)	$6,398,224
High Income Portfolio	3,662,317	301,190	28,394	46	(465,923)	(82,918)	(114,313)	7,043	(627,671)	(326,481)	3,335,836
Equity-Income Portfolio	6,260,513	985,752	18,138	(49)	(681,288)	(150,995)	(175,823)	(7,888)	(997,905)	(12,153)	6,248,360
Growth Portfolio	9,804,094	1,209,457	28,640	2,053	(402,261)	(72,773)	(244,640)	(159,190)	(848,171)	361,286	10,165,380
Overseas Portfolio	4,329,761	763,219	34,014	(21)	(470,488)	(83,327)	(133,938)	3,080	(650,680)	112,539	4,442,300
Mid Cap Portfolio	18,682,252	1,832,285	1,571,133	1,608	(1,017,041)	(509,650)	(722,960)	(371,347)	(1,048,257)	784,028	19,466,280
Asset Manager 50% Portfolio	800,057	92,292	112	(255)	(71,452)	(3,110)	(58,766)	(44)	(133,515)	(41,223)	758,834
Investment Grade Bond Portfolio	5,835,643	373,949	2,191,490	(4,899)	(509,228)	(4,537)	(169,742)	608,573	2,111,657	2,485,606	8,321,249
Index 500 Portfolio	23,250,064	3,433,792	60,897	(2,410)	(3,555,408)	(105,016)	(490,019)	(376,560)	(4,468,516)	(1,034,724)	22,215,340
Contrafund Portfolio	58,344,133	11,624,288	9,543,483	1,694	(3,948,355)	(1,395,376)	(2,055,507)	(677,720)	1,468,219	13,092,507	71,436,640
Asset Manager 70% Portfolio	724,205	117,182	23,747	(2,243)	(15,143)	(12,028)	(18,248)	(305)	(24,220)	92,962	817,167
Balanced Portfolio	4,052,388	495,801	7,174	(475)	(322,635)	(11,950)	(35,309)	7,584	(355,611)	140,190	4,192,578
Growth & Income Portfolio	1,869,004	353,200	29,215	(2,089)	(215,458)	(49,853)	(45,349)	101,552	(181,982)	171,218	2,040,222
Growth Opportunities Portfolio	51,772,320	10,440,886	6,350,965	—	(3,284,706)	(1,880,352)	(2,120,592)	(600,518)	(1,535,203)	8,905,683	60,678,003
Value Strategies Portfolio	2,854,342	171,046	239,823	(384)	(311,059)	(122,884)	(76,305)	632,590	361,781	532,827	3,387,169
Strategic Income Portfolio	15,578,150	1,179,401	2,864,040	—	(852,592)	(757,551)	(288,778)	1,074,464	2,039,583	3,218,984	18,797,134
Emerging Markets Portfolio	4,627,407	2,018,073	430,235	—	(284,969)	(225,477)	(130,724)	2,784,791	2,573,856	4,591,929	9,219,336
Real Estate Portfolio	14,186,906	226,834	360,892	—	(1,114,991)	(553,483)	(419,163)	(135,215)	(1,861,960)	(1,635,126)	12,551,780
Funds Manager 50% Portfolio	5,414,910	721,935	1,279,896	—	(193,703)	(560,139)	(121,781)	(114,007)	290,266	1,012,201	6,427,111
Funds Manager 70% Portfolio	4,955,417	809,715	828,744	—	(218,734)	(57,078)	(74,540)	256,317	734,709	1,544,424	6,499,841
Funds Manager 85% Portfolio	2,366,297	355,254	231,994	—	(67,282)	(402,014)	(40,229)	(42,711)	(320,242)	35,012	2,401,309
Government Money Market Portfolio Service Class 2	96,854,678	2,667,151	709,781,779	—	(13,361,868)	(6,196,377)	(15,120,245)	(663,733,879)	11,369,410	14,036,561	110,891,239
International Capital Appreciation Portfolio	5,776,536	978,646	1,530,475	—	(255,496)	(54,766)	(214,506)	112,030	1,117,737	2,096,383	7,872,919
Energy Portfolio	760,713	113,228	439,718	—	(7,175)	(58,626)	(38,585)	306,310	641,642	754,870	1,515,583
Lincoln VIP American Century
Balanced Fund	5,429,743	400,378	362,402	(29)	(233,453)	(215,655)	(235,768)	(499,629)	(822,132)	(421,754)	5,007,989
Capital Appreciation Fund	2,099,774	136,501	174,587	—	(336,566)	(5,322)	(40,079)	954,048	746,668	883,169	2,982,943
International Fund	2,217,407	299,100	6,290	154	(458,013)	(9,268)	(58,550)	251,684	(267,703)	31,397	2,248,804
Value Fund	72,039,933	9,306,686	590,390	131	(4,793,425)	(4,628,023)	(2,337,787)	(2,407,001)	(13,575,715)	(4,269,029)	67,770,904
Disciplined Core Value Fund	5,488,611	682,156	496,435	(1)	(408,846)	(336,340)	(152,508)	(160,181)	(561,441)	120,715	5,609,326
Inflation Protection Fund	6,092,868	287,681	95,711	693	(321,841)	(221,775)	(207,381)	(150,853)	(805,446)	(517,765)	5,575,103
Large Company Value Fund	802,753	58,914	14,172	—	(191,368)	(6,104)	(19,391)	(37,017)	(239,708)	(180,794)	621,959
Mid Cap Value Fund	33,399,619	2,306,713	766,990	—	(1,977,162)	(1,740,528)	(954,971)	(586,338)	(4,492,009)	(2,185,296)	31,214,323
Ultra Fund	12,576,796	1,231,887	695,822	—	(964,959)	(321,452)	(374,787)	(1,172,114)	(2,137,490)	(905,603)	11,671,193
MFS Variable Insurance Trust
Research Series	338,275	30,419	69	—	(27,302)	—	(5,549)	(38,627)	(71,409)	(40,990)	297,285
Growth Series	1,951,071	195,860	4,962	(56)	(181,436)	(4,561)	(19,491)	(250)	(200,832)	(4,972)	1,946,099
Investors Trust Series	300,365	34,149	269	—	(12,170)	—	(5,036)	631	(16,306)	17,843	318,208
New Discovery Series	6,963,470	715,262	409,086	—	(306,891)	(16,154)	(236,423)	(625,727)	(776,109)	(60,847)	6,902,623
Corporate Bond Portfolio	4,668,115	262,906	262,227	—	(216,107)	(274,503)	(151,599)	(61,117)	(441,099)	(178,193)	4,489,922
Emerging Markets Equity Portfolio	5,027,270	1,457,363	604,818	—	(601,604)	(329,182)	(139,080)	(311,917)	(776,965)	680,398	5,707,668
Technology Portfolio	14,247,575	2,008,882	3,605,434	—	(900,476)	(242,185)	(327,421)	(2,156,983)	(21,631)	1,987,251	16,234,826
Global Tactical Allocation Portfolio	942,223	129,260	61,994	—	(55,349)	(8,667)	(45,731)	36,671	(11,082)	118,178	1,060,401
International Intrinsic Value Portfolio	13,578,210	4,066,264	1,622,553	—	(1,542,568)	(833,015)	(460,745)	(300,373)	(1,514,148)	2,552,116	16,130,326
Utilities Series Portfolio	13,518,372	1,841,669	1,912,647	—	(1,064,498)	(384,058)	(614,964)	741,591	590,718	2,432,387	15,950,759
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2025

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Blended Research Core Equity Portfolio	6,446,488	822,263	261,099	—	(211,592)	(329,455)	(101,180)	(924,906)	(1,306,034)	(483,771)	5,962,717
Global Real Estate Portfolio	887,152	16,264	8,232	—	(57,896)	—	(60,014)	(6,403)	(116,081)	(99,817)	787,335
Lord Abbett Series Fund, Inc.
Growth & Income Portfolio	1,477,049	214,760	3,987	—	(84,758)	(24,134)	(61,824)	3,185	(163,544)	51,216	1,528,265
Mid-Cap Stock Portfolio	1,410,132	67,092	6,680	40	(143,560)	(15,316)	(54,875)	23,398	(183,633)	(116,541)	1,293,591
Bond-Debenture Portfolio	23,566,218	1,561,329	1,484,600	—	(1,077,141)	(1,251,374)	(806,940)	121,083	(1,529,772)	31,557	23,597,775
Fundamental Equity Portfolio	2,037,168	226,366	10,642	—	(112,385)	(121,268)	(75,347)	19,943	(278,415)	(52,049)	1,985,119
Developing Growth Portfolio	3,812,869	410,960	27,604	—	(182,493)	(303,834)	(106,637)	(111,791)	(677,151)	(266,191)	3,546,678
Short Duration Income Portfolio	15,388,616	695,649	2,910,698	—	(895,875)	(716,169)	(550,800)	223,010	970,864	1,666,513	17,055,129
Alger Fund
LargeCap Growth Portfolio	4,823,835	1,313,521	16,364	2,247	(422,742)	(56,295)	(109,253)	(308,153)	(877,832)	435,689	5,259,524
MidCap Growth Portfolio	3,571,120	504,704	13,695	116	(374,583)	(19,636)	(94,155)	(80,574)	(555,137)	(50,433)	3,520,687
Capital Appreciation Portfolio	3,934,345	1,327,705	35,447	—	(453,883)	(3,675)	(59,275)	176,191	(305,195)	1,022,510	4,956,855
SmallCap Growth Portfolio	546,566	23,180	3,425	—	(22,181)	—	(11,590)	2,250	(28,096)	(4,916)	541,650
Capital Appreciation Portfolio Class S	43,426,046	12,188,418	2,269,894	—	(3,491,812)	(2,767,833)	(1,737,250)	(1,014,672)	(6,741,673)	5,446,745	48,872,791
Calvert Variable Series, Inc.
Mid Cap Growth Portfolio	2,318,628	4,728	193,272	—	(108,146)	(145,605)	(35,010)	52,813	(42,676)	(37,948)	2,280,680
SRI Balanced Portfolio	8,270,060	775,318	535,547	—	(59,757)	(49,471)	(203,065)	(1,097,748)	(874,494)	(99,176)	8,170,884
Calvert Variable Trust, Inc.
S&P 500 Index Portfolio	1,475,552	219,617	12,478	—	(217,832)	(36,562)	(41,536)	(122,585)	(406,037)	(186,420)	1,289,132
Invesco Variable Insurance Funds
Technology Fund	1,037,497	223,118	3,065	585	(151,808)	(18,619)	(13,831)	68,244	(112,364)	110,754	1,148,251
Diversified Dividend Fund	3,380,955	499,578	616,916	677	(109,662)	(18,667)	(96,809)	(169,146)	223,309	722,887	4,103,842
Health Care Fund	1,110,404	100,034	3,737	(34)	(6,311)	—	(9,995)	(439,105)	(451,708)	(351,674)	758,730
Global Real Estate Fund	61,625	3,250	5,180	—	(2,248)	(18,070)	(2,332)	(5,161)	(22,631)	(19,381)	42,244
International Equity Fund	193,804	23,959	1	—	(10,517)	—	(8,008)	201	(18,323)	5,636	199,440
Main Street Mid Cap Fund	174,337	9,586	125	—	(8,131)	—	(7,310)	(426)	(15,742)	(6,156)	168,181
Discovery Mid Cap Growth Fund	6,069,889	224,073	568,893	—	(454,231)	(294,976)	(167,226)	(65,398)	(412,938)	(188,865)	5,881,024
Global Fund	6,728,771	923,102	516,183	—	(436,762)	(242,183)	(173,192)	198,768	(137,186)	785,916	7,514,687
Main Street Fund	9,980,414	1,344,318	573,053	—	(702,779)	(205,447)	(286,495)	(178,061)	(799,729)	544,589	10,525,003
Main Street Small Cap Fund	10,049,232	712,191	1,160,863	—	(1,579,108)	(377,012)	(178,024)	(181,561)	(1,154,842)	(442,651)	9,606,581
Balanced-Risk Allocation Fund	487,175	36,973	173,100	—	(6,938)	(79)	(5,252)	(401)	160,430	197,403	684,578
Core Plus Bond Fund	4,227,300	248,950	778,297	—	(216,739)	(145,272)	(147,349)	413,087	682,024	930,974	5,158,274
Equity and Income Fund	4,568,665	526,477	802,051	—	(221,624)	(227,543)	(108,576)	84,858	329,166	855,643	5,424,308
Small Cap Equity Fund	5,193,646	363,947	1,148,180	—	(240,704)	(393,148)	(118,032)	126,343	522,639	886,586	6,080,232
Equally Weighted S&P 500 Fund	7,678,566	1,038,826	3,334,255	—	(292,366)	(511,797)	(311,971)	959,554	3,177,675	4,216,501	11,895,067
Growth and Income Fund	440,902	50,691	—	—	(11,132)	—	(10,838)	(14,517)	(36,487)	14,204	455,106
American Value Fund	92,126	14,321	—	—	—	—	(9,275)	4,261	(5,014)	9,307	101,433
International Growth II Fund	20,895,169	2,891,945	1,434,551	—	(945,396)	(1,258,446)	(669,536)	(262,115)	(1,700,942)	1,191,003	22,086,172
Lincoln Financial Variable Insurance Portfolios
Core Bond Portfolio	1,181,936	66,215	6,260	370	(155,041)	(8,976)	(41,381)	30,356	(168,412)	(102,197)	1,079,739
Small Cap Core Portfolio	1,948,320	159,248	13,855	(209)	(276,307)	(7,195)	(48,831)	109,977	(208,710)	(49,462)	1,898,858
Rydex Variable Trust
Nova Fund	694,533	130,540	795	—	(71,107)	—	(15,529)	12,222	(73,619)	56,921	751,454
NASDAQ-100 Fund	1,129,300	188,311	15,060	715	(153,676)	—	(8,350)	33,256	(112,995)	75,316	1,204,616
U.S. Government Money Market Fund	171,941	1,769	—	—	—	—	(108,064)	75,003	(33,061)	(31,292)	140,649
Inverse S&P 500 Strategy Fund	16,299	(2,000)	12	—	(458)	—	(78)	2,722	2,198	198	16,497
Inverse NASDAQ-100 Strategy Fund	23,448	(3,391)	60	—	(4,177)	—	(6)	(1,472)	(5,595)	(8,986)	14,462
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2025

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Inverse Government Long Bond Strategy Fund	2,188	11	—	—	—	—	(33)	84	51	62	2,250
Government Long Bond 1.2x Strategy	61,149	332	1	—	—	—	(702)	910	209	541	61,690
NASDAQ-100 2x Strategy Fund	—	—	—	—	—	—	—	—	—	—	—
Inverse Dow 2x Strategy Fund	—	—	—	—	—	—	—	—	—	—	—
Rydex Variable Insurance Funds
Biotechnology Fund	2,524,798	605,524	2,924	—	(88,656)	(33,122)	(164,245)	(245,675)	(528,774)	76,750	2,601,548
S&P 500 Pure Growth Fund	4,348,921	382,145	57,178	—	(285,375)	(36,717)	(193,583)	(212,132)	(670,629)	(288,484)	4,060,437
S&P MidCap 400 Pure Growth Fund	1,036,607	59,328	100	—	(51,169)	(4,871)	(37,577)	(55,851)	(149,368)	(90,040)	946,567
Guggenheim Variable Insurance Funds
Multi-Hedge Strategies Fund	922,836	(2,720)	22,944	—	(72,076)	(112,339)	(19,959)	32,320	(149,110)	(151,830)	771,006
Global Managed Futures Strategy Fund	326,185	5,366	8,418	—	(30,245)	(27,681)	(19,225)	62,219	(6,514)	(1,148)	325,037
New Age Alpha
Small Cap Value Fund	4,223,520	69,814	93,983	—	(101,772)	(115,873)	(196,525)	41,746	(278,441)	(208,627)	4,014,893
ProFunds VP
Profund Access VP High Yield Fund	24,851	870	1	—	—	—	(1,628)	(922)	(2,549)	(1,679)	23,172
Asia 30	55,356	11,670	205	—	(416)	—	(1,425)	(1,393)	(3,029)	8,641	63,997
Banks	107,838	6,474	101	—	—	—	(2,136)	(28,738)	(30,773)	(24,299)	83,539
Materials	50,022	2,521	98	—	(990)	—	(2,458)	(27,578)	(30,928)	(28,407)	21,615
Bear	4,994	(958)	—	—	(2,847)	—	(19)	422	(2,444)	(3,402)	1,592
Biotechnology	188,350	61,981	121	—	(1,677)	—	(5,019)	5,447	(1,128)	60,853	249,203
Bull	449,783	52,713	913	—	(10,888)	(5,788)	(50,546)	(913)	(67,222)	(14,509)	435,274
Consumer Staples	61,701	(887)	124	—	(20,223)	—	(1,177)	(2,182)	(23,458)	(24,345)	37,356
Consumer Discretionary	94,341	2,220	6	—	(2,262)	—	(2,914)	(911)	(6,081)	(3,861)	90,480
Dow 30	230,970	19,921	779	—	(121)	—	(14,464)	(41,755)	(55,561)	(35,640)	195,330
Emerging Markets	62,123	18,232	1	—	(4,692)	—	(5,275)	(1)	(9,967)	8,265	70,388
Europe 30	29,937	7,562	—	—	—	—	(3,253)	138	(3,115)	4,447	34,384
Falling U.S. Dollar	18,271	1,740	—	—	—	—	(77)	12,749	12,672	14,412	32,683
Financials	26,520	2,665	100	—	(257)	—	(2,489)	8,398	5,752	8,417	34,937
Health Care	114,538	9,045	1	—	(197)	—	(4,691)	(11,405)	(16,292)	(7,247)	107,291
Industrials	147,295	20,147	—	—	(1,473)	—	(4,349)	19,507	13,685	33,832	181,127
International	11,037	2,506	2	—	—	—	(1,704)	1	(1,701)	805	11,842
Internet	242,767	11,028	4,833	—	(18,751)	—	(3,346)	(17,912)	(35,176)	(24,148)	218,619
Japan	47,546	12,191	—	—	—	—	(1,307)	(5,645)	(6,952)	5,239	52,785
Large-Cap Growth	808,561	135,432	240	—	(5,438)	(108,790)	(40,892)	(2,748)	(157,628)	(22,196)	786,365
Large-Cap Value	402,746	33,797	123	—	(2,928)	(62,412)	(18,693)	8,751	(75,159)	(41,362)	361,384
Mid-Cap	85,266	1,514	1	—	(101)	—	(2,799)	—	(2,899)	(1,385)	83,881
Mid-Cap Growth	197,034	5,202	1	—	(153)	(941)	(5,760)	163	(6,690)	(1,488)	195,546
Mid-Cap Value	87,529	2,539	201	—	(1,526)	—	(3,488)	(7,577)	(12,390)	(9,851)	77,678
Government Money Market	2,264,154	16,353	3,517	—	(138,015)	(130,083)	(161,775)	(42,239)	(468,595)	(452,242)	1,811,912
Energy	214,064	5,766	15,588	—	(21,364)	—	(6,515)	(30,724)	(43,015)	(37,249)	176,815
NASDAQ-100	288,754	41,110	1	—	(1,893)	—	(18,401)	5,181	(15,112)	25,998	314,752
Pharmaceuticals	47,542	13,062	125	—	—	—	(738)	524	(89)	12,973	60,515
Precious Metals	302,533	430,884	10,960	—	(45,416)	(237)	(14,540)	(20,333)	(69,566)	361,318	663,851
Real Estate	58,425	(674)	16,069	—	(2,148)	—	(997)	(29,335)	(16,411)	(17,085)	41,340
Rising Rates Opportunity	1,758	(21)	—	—	(1,550)	—	—	—	(1,550)	(1,571)	187
Semiconductor	331,224	128,841	125	—	(20,006)	—	(11,977)	36,991	5,133	133,974	465,198
Short Dow 30	1,244	(637)	—	—	—	—	—	10,792	10,792	10,155	11,399
Short Emerging Markets	—	—	—	—	—	—	—	—	—	—	—
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2025

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Short International	4,906	(1,754)	—	—	—	—	(25)	9,447	9,422	7,668	12,574
Short Mid-Cap	1,206	(740)	—	—	—	—	—	10,864	10,864	10,124	11,330
Short NASDAQ-100	—	—	—	—	—	—	—	—	—	—	—
Short Small-Cap	1,568	(191)	—	—	—	—	(22)	(1)	(23)	(214)	1,354
Small-Cap	94,039	6,693	203	—	(98)	—	(7,420)	(2,122)	(9,437)	(2,744)	91,295
Small-Cap Growth	134,178	1,536	—	—	(19,743)	(983)	(3,248)	323	(23,651)	(22,115)	112,063
Small-Cap Value	87,583	823	205	—	—	(8,382)	(5,822)	(269)	(14,268)	(13,445)	74,138
Technology	263,202	47,429	203	—	(2,923)	—	(16,155)	(14,259)	(33,134)	14,295	277,497
Communication Services	385	1,315	—	—	—	—	(523)	13,263	12,740	14,055	14,440
U.S. Government Plus	60,671	(374)	404	—	(3,869)	—	(3,075)	(931)	(7,471)	(7,845)	52,826
UltraBull	1,228,441	263,452	849	—	(17,932)	(5,811)	(15,636)	33,984	(4,546)	258,906	1,487,347
UltraMid-Cap	421,447	(2,309)	4,703	—	(19,399)	—	(7,147)	18,211	(3,632)	(5,941)	415,506
UltraNASDAQ-100	750,268	190,366	482	—	(12,198)	—	(31,321)	155,573	112,536	302,902	1,053,170
UltraShort Dow 30	103	(47)	2	—	(59)	—	—	1	(56)	(103)	—
UltraShort NASDAQ-100	40	(30)	—	—	—	—	—	—	—	(30)	10
UltraSmall-Cap	135,815	12,180	482	—	(10,541)	—	(1,013)	6,922	(4,150)	8,030	143,845
Utilities	44,476	4,948	—	—	(4,219)	—	(9,407)	1,156	(12,470)	(7,522)	36,954
VanEck Worldwide Insurance Trust
Global Resources Fund	4,370,761	1,460,968	180,110	139	(505,250)	(84,923)	(102,633)	(119,739)	(632,296)	828,672	5,199,433
Emerging Markets Fund	679,694	169,702	3,526	(896)	(283,867)	(11,213)	(23,851)	(6,261)	(322,562)	(152,860)	526,834
Emerging Markets Bond Fund	291,939	53,865	1,144	—	(12,356)	(64)	(4,540)	20,035	4,219	58,084	350,023
Janus Henderson Series
Global Technology and Innovation Portfolio	20,937,132	5,330,629	3,684,319	—	(884,480)	(593,551)	(719,691)	1,066,133	2,552,730	7,883,359	28,820,491
Overseas Portfolio	1,173,757	351,597	305,019	—	(80,250)	(6,803)	(26,970)	(43,676)	147,320	498,917	1,672,674
Research Portfolio	85,613	13,799	—	—	—	—	(930)	(3,909)	(4,839)	8,960	94,573
Enterprise Services Portfolio	36,676,016	2,180,889	3,066,809	—	(2,613,125)	(1,511,220)	(1,395,551)	(40,167)	(2,493,254)	(312,365)	36,363,651
Global Research Portfolio	3,545,756	774,345	945,342	—	(255,600)	(36,852)	(150,600)	449,507	951,797	1,726,142	5,271,898
Mid Cap Value Portfolio	5,087,655	235,708	310,286	—	(166,823)	(300,236)	(141,567)	(111,963)	(410,303)	(174,595)	4,913,060
Balanced Portfolio	80,357,073	10,734,541	13,502,017	—	(4,912,300)	(3,662,065)	(3,430,096)	(251,599)	1,245,957	11,980,498	92,337,571
Flexible Bond Portfolio	6,649,030	342,535	2,640	—	(1,414,105)	(241,825)	(238,427)	59,026	(1,832,691)	(1,490,156)	5,158,874
Forty Portfolio	397,106	122,506	328,769	—	(85,363)	—	(8,703)	269,283	503,986	626,492	1,023,598
PIMCO Variable Insurance Trust
Total Return Portfolio	30,768,952	2,358,716	5,407,138	1,580	(2,004,243)	(1,421,975)	(1,348,009)	2,008,545	2,643,036	5,001,752	35,770,704
Low Duration Portfolio	25,578,761	979,554	1,980,688	—	(2,325,001)	(1,395,392)	(1,012,083)	1,249	(2,750,539)	(1,770,985)	23,807,776
High Yield Portfolio	14,313,222	1,001,914	1,370,371	323	(817,550)	(148,915)	(590,684)	(74,817)	(261,272)	740,642	15,053,864
Real Return Portfolio	19,142,980	1,148,993	1,194,846	—	(1,461,398)	(1,370,078)	(697,629)	270,742	(2,063,517)	(914,524)	18,228,456
All Asset Portfolio	2,688,983	318,645	34,530	—	(75,940)	(169,500)	(126,185)	73,831	(263,264)	55,381	2,744,364
Global Managed Asset Allocation Portfolio	1,078,829	220,386	33,336	—	(6,695)	(302)	(21,981)	(26,308)	(21,950)	198,436	1,277,265
Short-Term Portfolio	37,397,299	1,092,553	916,448	—	(3,838,036)	(2,372,424)	(2,140,114)	560,447	(6,873,679)	(5,781,126)	31,616,173
Emerging Markets Bond Portfolio	1,469,733	170,769	144,716	—	(207,423)	(24,021)	(72,920)	(18,682)	(178,330)	(7,561)	1,462,172
Global Bond Opportunities Portfolio	78,876	8,778	—	—	—	—	—	(220)	(220)	8,558	87,434
Commodity Real Return Strategy Portfolio	5,187,357	843,278	249,919	—	(597,847)	(344,356)	(122,401)	(224,402)	(1,039,087)	(195,809)	4,991,548
International Bond (USD-Hedged) Portfolio	2,108,550	51,296	153,617	—	(70,207)	(118,579)	(34,009)	130,349	61,171	112,467	2,221,017
Dynamic Bond Adv Portfolio	1,830,695	122,775	263,960	—	(22,455)	(240,499)	(41,848)	145,738	104,896	227,671	2,058,366
Income Advisor Portfolio	29,280,745	2,415,284	2,968,505	—	(1,088,259)	(2,338,204)	(1,117,876)	1,362,480	(213,354)	2,201,930	31,482,675
StocksPLUS Global Portfolio	740	297,954	36,864	—	—	—	(10,955)	1,539,236	1,565,145	1,863,099	1,863,839
Global Diversified Allocation Advisor Portfolio	—	381	4,723	—	—	—	—	—	4,723	5,104	5,104
Goldman Sachs Variable Insurance Trust
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2025

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Small Cap Equity Insights Fund	1,431,293	189,409	7,583	743	(70,017)	(761)	(99,061)	27,850	(133,663)	55,746	1,487,039
Large Cap Value Fund	228,105	22,222	1,546	—	(7,635)	(6,322)	(6,475)	41,863	22,977	45,199	273,304
Mid Cap Value Fund	2,767,369	210,117	20,739	(66)	(267,373)	(24,897)	(81,994)	80,371	(273,220)	(63,103)	2,704,266
Neuberger Berman Advisors Management Trust
Mid-Cap Growth Portfolio	494,209	21,902	777	—	(53,514)	—	(13,713)	5,104	(61,346)	(39,444)	454,765
AMT Mid Cap Intrinsic Value Portfolio	125,567	11,752	2,121	—	(1,274)	(5,696)	(3,042)	2,112	(5,779)	5,973	131,540
BNY Mellon Variable Investment Fund
Appreciation Portfolio	235,100	15,267	240	—	(25,275)	—	(14,496)	34,905	(4,626)	10,641	245,741
Sustainable U.S. Equity Portfolio	24,892	3,116	124	—	—	—	(1,830)	(4,930)	(6,636)	(3,520)	21,372
Morgan Stanley Variable Institutional Funds
Emerging Markets Debt Portfolio	13,760	1,506	—	—	—	—	(1,525)	(59)	(1,584)	(78)	13,682
Emerging Markets Equity Portfolio	99,503	28,757	—	—	(1,105)	(409)	(4,911)	(513)	(6,938)	21,819	121,322
Discovery Portfolio	48,611	4,875	—	—	—	—	(2,928)	107	(2,821)	2,054	50,665
Northern Lights Variable Trust
Power Dividend Index Fund	514,236	60,114	—	—	(251,957)	(43,445)	(34,848)	(7,149)	(337,399)	(277,285)	236,951
AB Variable Products Series
Dynamic Asset Allocation Portfolio	2,585,234	288,664	15,999	—	(34,435)	(62,832)	(116,332)	(7,080)	(204,680)	83,984	2,669,218
Small Cap Growth Portfolio	22,399	695	—	—	—	—	—	724	724	1,419	23,818
Discovery Value Portfolio	6,270,118	60,189	243,191	—	(131,951)	(131,856)	(179,803)	(78,731)	(279,150)	(218,961)	6,051,157
BlackRock Variable Series Fund, Inc.
Basic Value Fund	3,852,549	793,772	181,984	—	(431,019)	(109,774)	(80,986)	(105,876)	(545,671)	248,101	4,100,650
Capital Appreciation Fund	411,798	26,856	750	—	—	(42,334)	(3,085)	(18,666)	(63,335)	(36,479)	375,319
Equity Dividend Fund	22,309,398	4,521,325	4,285,682	—	(1,488,522)	(929,231)	(921,661)	(99,669)	846,599	5,367,924	27,677,322
Global Allocation Fund	11,135,943	1,887,230	951,935	—	(853,737)	(1,101,586)	(213,765)	34,115	(1,183,038)	704,192	11,840,135
Advantage Large Cap Core Fund	452,487	73,305	7,532	—	(37,438)	(22,234)	(12,616)	(10,652)	(75,408)	(2,103)	450,384
Large Cap Focus Growth Fund	15,903,264	1,611,480	2,220,066	—	(559,312)	(975,288)	(410,687)	(973,840)	(699,061)	912,419	16,815,683
60/40 Target Allocation ETF Fund	9,736,578	1,107,475	1,073,322	—	(324,838)	(1,507,640)	(298,181)	(848,988)	(1,906,325)	(798,850)	8,937,728
Total Return Fund	1,892,705	113,243	—	—	(46,521)	—	(44,631)	94,483	3,331	116,574	2,009,279
S&P 500 Fund	2,019,542	320,956	—	—	(43,795)	—	(115,071)	(47,332)	(206,198)	114,758	2,134,300
Columbia Variable Portfolio
Contrarian Core 2 Portfolio	15,200,937	2,609,561	2,558,489	—	(681,850)	(578,767)	(433,757)	(770,717)	93,398	2,702,959	17,903,896
Dividend Opportunity Portfolio	8,414,398	1,147,545	738,723	—	(535,190)	(795,122)	(371,373)	153,691	(809,271)	338,274	8,752,672
Emerging Markets Bond Portfolio	3,410,479	327,925	152,475	—	(220,398)	(465,518)	(142,493)	(115,517)	(791,451)	(463,526)	2,946,953
High Yield Portfolio	6,794,040	493,890	1,808,677	—	(473,056)	(299,422)	(299,471)	(11,572)	725,156	1,219,046	8,013,086
Select Large-Cap Value Portfolio	12,403,332	3,124,081	811,956	—	(362,937)	(161,496)	(503,963)	(304,730)	(521,170)	2,602,911	15,006,243
Seligman Global Tech Portfolio	19,508,966	6,627,928	4,269,720	—	(1,212,322)	(546,999)	(2,760,251)	638,696	388,844	7,016,772	26,525,738
US Government Mortgage Portfolio	968,118	80,628	129,733	—	(28,653)	(74,247)	(31,434)	98,570	93,969	174,597	1,142,715
Strategic Income Portfolio	1,997,250	115,364	187,423	—	(24,649)	(207,434)	(37,358)	167,328	85,310	200,674	2,197,924
Emerging Markets Portfolio	419,115	117,912	34,791	—	—	(440)	(6,369)	(40,742)	(12,760)	105,152	524,267
Select Mid Cap Value Portfolio	1,449,812	226,771	656,735	—	(32,495)	(58,979)	(113,470)	12,075	463,866	690,637	2,140,449
Small Cap Value Portfolio	1,337,994	317,836	961,723	—	(92,659)	(67,592)	(64,485)	613,877	1,350,864	1,668,700	3,006,694
DWS Variable Insurance Portfolios
Equity 500 Index Portfolio	62,931,616	10,326,517	18,433,828	—	(3,402,011)	(2,554,239)	(1,798,239)	(2,076,783)	8,602,556	18,929,073	81,860,689
Small Cap Index Portfolio	7,206,981	904,933	1,032,130	—	(275,615)	(212,859)	(256,720)	52,596	339,532	1,244,465	8,451,446
Alternative Asset Allocation Portfolio	971,354	74,393	11,715	—	(30,007)	(157,144)	(15,472)	7,538	(183,370)	(108,977)	862,377
Small Mid Cap Value Portfolio	3,173,219	429,225	10,126	—	(215,911)	(342,662)	(148,007)	(204,416)	(900,870)	(471,645)	2,701,574
Eaton Vance Variable Trust
Floating Rate Income Portfolio	20,578,633	515,527	662,442	—	(1,366,530)	(991,563)	(1,011,954)	(798,041)	(3,505,646)	(2,990,119)	17,588,514
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2025

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Fund	3,917,605	356,644	16,006	—	(263,451)	(57,431)	(118,817)	(217,004)	(640,697)	(284,053)	3,633,552
Income Fund	25,513,852	2,616,094	2,671,604	—	(1,911,388)	(2,032,400)	(1,268,154)	715,440	(1,824,898)	791,196	26,305,048
Global Bond Fund	17,474,237	2,344,569	242,930	—	(1,518,736)	(1,236,149)	(649,711)	51,651	(3,110,015)	(765,446)	16,708,791
Foreign Fund	31,033,209	7,766,327	373,693	—	(2,118,647)	(2,363,605)	(1,140,011)	(2,248,142)	(7,496,712)	269,615	31,302,824
Developing Markets Fund	2,128,752	901,480	169,919	—	(225,151)	(87,008)	(45,074)	183,129	(4,185)	897,295	3,026,047
Mutual Global Discovery Fund	4,053,306	769,132	7,467	—	(87,498)	(494,226)	(141,351)	(80,808)	(796,416)	(27,284)	4,026,022
Rising Dividends Fund	28,916,077	2,843,171	1,864,588	—	(2,657,891)	(1,258,076)	(768,519)	(500,361)	(3,320,259)	(477,088)	28,438,989
DynaTech 2 Fund	7,383,773	1,457,980	2,952,868	—	(109,713)	(212,759)	(265,729)	494,427	2,859,094	4,317,074	11,700,847
Global Real Estate Fund	48,969	9,316	113,567	—	—	—	(3,265)	16,247	126,549	135,865	184,834
VolSmart Allocation Fund	130,429	43,650	7,237	—	(5,370)	—	—	(175,946)	(174,079)	(130,429)	—
Nomura Variable Insurance Portfolio
Asset Strategy Portfolio	2,135,225	309,275	8,710	—	(37,105)	(95,408)	(91,575)	(14,473)	(229,851)	79,424	2,214,649
Balanced Portfolio	5,902,217	558,304	14,722	—	(606,005)	(150,557)	(387,524)	(1,289)	(1,130,653)	(572,349)	5,329,868
Energy Portfolio	973,627	86,251	3,739	—	(114,032)	(31,439)	(42,647)	(14,582)	(198,961)	(112,710)	860,917
Natural Resources Portfolio	519,072	149,628	160	—	(17,664)	(51,660)	(46,926)	(61,707)	(177,797)	(28,169)	490,903
Growth Portfolio	3,061,839	187,181	2,595	—	(160,944)	(100,752)	(103,774)	(210,274)	(573,149)	(385,968)	2,675,871
High Income Portfolio	8,280,486	429,958	29,653	—	(351,579)	(453,695)	(209,602)	(384,082)	(1,369,305)	(939,347)	7,341,139
International Core Equity Portfolio	5,828,671	1,233,587	25,761	—	(663,310)	(257,535)	(101,774)	(411,620)	(1,408,478)	(174,891)	5,653,780
Global Growth Portfolio	1,593,345	235,047	1,070	—	(152,357)	(139,802)	(33,546)	(4,549)	(329,184)	(94,137)	1,499,208
Mid Cap Growth Portfolio	6,604,197	18,655	146,232	—	(334,751)	(372,556)	(157,740)	(182,287)	(901,102)	(882,447)	5,721,750
Science and Technology Portfolio	14,453,638	4,187,287	143,890	—	(765,958)	(657,863)	(412,444)	(915,119)	(2,607,494)	1,579,793	16,033,431
Small Cap Growth Portfolio	3,443,484	358,013	17,872	—	(274,736)	(218,893)	(139,172)	(61,533)	(676,462)	(318,449)	3,125,035
SMID Cap Core Portfolio	7,884,482	470,991	58,456	—	(510,380)	(591,278)	(187,018)	(97,274)	(1,327,494)	(856,503)	7,027,979
Total Return Portfolio	93,207	10,031	—	—	(7,413)	—	(903)	1,797	(6,519)	3,512	96,719
Opportunity Portfolio	6,748,694	393,994	16,356	—	(603,223)	(687,537)	(166,187)	(197,250)	(1,637,841)	(1,243,847)	5,504,847
Lazard Retirement Series, Inc.
International Equity Portfolio	1,136,676	638,338	6,276	—	(96,256)	(221,983)	(61,226)	153,916	(219,273)	419,065	1,555,741
Global Dynamic Multi Asset Portfolio	590,496	70,989	17,089	—	(31,042)	(120,530)	(10,447)	18,265	(126,665)	(55,676)	534,820
Legg Mason Partners Variable Equity Trust
Western Asset Variable Global High Yield Bond Portfolio	2,006,674	157,851	7,170	—	(62,148)	(162,458)	(51,730)	(53,179)	(322,345)	(164,494)	1,842,180
ClearBridge Variable Mid Cap Portfolio	15,984,737	435,308	478,703	—	(701,462)	(537,789)	(509,608)	(201,546)	(1,471,702)	(1,036,394)	14,948,343
ClearBridge Variable Dividend Strategy Portfolio	31,591,069	3,398,988	1,505,674	—	(1,017,555)	(1,133,940)	(1,473,249)	(570,911)	(2,689,981)	709,007	32,300,076
ClearBridge Variable Small Cap Growth Portfolio	9,337,486	649,667	719,877	—	(1,024,532)	(247,424)	(487,423)	(502,354)	(1,541,856)	(892,189)	8,445,297
ClearBridge Variable Growth Portfolio	833,811	82,572	50	—	(42,309)	(105,972)	(14,430)	(5,976)	(168,637)	(86,065)	747,746
Western Asset Variable Core Bond Plus Portfolio	62,319,751	3,646,932	589,985	—	(3,308,839)	(3,970,453)	(2,374,805)	(1,619,400)	(10,683,512)	(7,036,580)	55,283,171
ClearBridge Variable Large Cap Growth Portfolio	30,051,991	2,033,521	3,024,743	—	(1,464,276)	(1,964,203)	(1,078,512)	(1,759,543)	(3,241,791)	(1,208,270)	28,843,721
Victory Pioneer Variable Contracts Trust
Fund Portfolio	3,429,410	632,203	759,329	—	(316,086)	(99,030)	(81,687)	(640,826)	(378,300)	253,903	3,683,313
Bond Portfolio	44,588,310	3,243,603	4,626,772	—	(2,183,358)	(2,905,310)	(2,444,548)	357,645	(2,548,799)	694,804	45,283,114
Strategic Income Portfolio	9,455,829	822,353	65,277	—	(793,442)	(451,387)	(334,554)	(5,687)	(1,519,793)	(697,440)	8,758,389
Equity Income Portfolio	10,475,067	954,620	119,164	—	(986,190)	(212,548)	(316,612)	(77,103)	(1,473,289)	(518,669)	9,956,398
High Yield Portfolio	523,596	32,207	70	—	(8,028)	(40,231)	(7,824)	7,958	(48,055)	(15,848)	507,748
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2025

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Prudential Series Funds
Natural Resources Portfolio	593,833	(35,006)	808	—	—	(89,927)	(4,398)	(465,310)	(558,827)	(593,833)	—
Mid-Cap Growth Portfolio	147,146	(40,602)	20,870	—	—	—	(229)	(127,185)	(106,544)	(147,146)	—
PGIM Jennison Blend Portfolio	602,014	227,669	247	—	(30,235)	(38,071)	(13,796)	402,069	320,214	547,883	1,149,897
PGIM Jennison Growth II Portfolio	—	33,722	—	—	(390)	—	(32,996)	101,162	67,776	101,498	101,498
Royce Capital Fund
Micro-Cap Portfolio	223,391	22,562	80	—	(21,964)	(2,988)	(1,004)	(15,733)	(41,609)	(19,047)	204,344
Small Cap Portfolio	8,070,115	581,019	838,362	—	(423,811)	(295,426)	(251,874)	(445,070)	(577,819)	3,200	8,073,315
Alps Fund
Alerian Energy Infrastructure Portfolio	7,175,337	233,291	1,400,493	—	(853,802)	(259,010)	(227,154)	(530,761)	(470,234)	(236,943)	6,938,394
Global Opportunity Portfolio	1,924,650	(471)	295,569	—	(103,794)	(27,060)	(53,511)	88,735	199,939	199,468	2,124,118
American Funds IS
Asset Allocation Fund	89,527,586	11,555,183	8,809,449	—	(10,130,391)	(4,746,601)	(7,485,062)	1,936,238	(11,616,367)	(61,184)	89,466,402
Washington Mutual Investors Fund	61,325,063	9,560,918	8,674,755	—	(2,895,409)	(2,651,600)	(1,894,334)	664,179	1,897,591	11,458,509	72,783,572
Ultra-Short Bond Fund	15,565,222	339,096	456,682	—	(870,788)	(643,028)	(609,507)	355,173	(1,311,468)	(972,372)	14,592,850
Capital Income Builder Fund	22,704,593	4,113,559	1,757,787	—	(1,324,968)	(3,120,523)	(1,424,149)	1,430,481	(2,681,372)	1,432,187	24,136,780
Global Growth Fund	31,173,989	6,083,123	3,160,365	—	(1,428,193)	(1,295,603)	(1,008,308)	(611,820)	(1,183,559)	4,899,564	36,073,553
Capital World Growth and Income Fund	18,831,496	4,229,284	2,795,666	—	(982,370)	(1,035,469)	(455,555)	(110,520)	211,752	4,441,036	23,272,532
Global Small Capitalization Fund	6,093,768	739,626	538,779	—	(251,876)	(692,319)	(118,981)	47,981	(476,416)	263,210	6,356,978
Growth Fund	81,298,365	15,229,087	12,387,821	—	(3,337,787)	(4,342,703)	(2,399,606)	876,418	3,184,143	18,413,230	99,711,595
Growth-Income Fund	83,732,441	13,530,824	12,745,586	—	(4,016,720)	(5,073,317)	(2,909,423)	1,095,569	1,841,695	15,372,519	99,104,960
International Fund	8,912,948	2,124,014	466,149	—	(653,565)	(513,644)	(279,211)	247,850	(732,421)	1,391,593	10,304,541
International Growth and Income Fund	7,787,066	2,539,342	744,016	—	(359,038)	(480,044)	(209,189)	300,492	(3,763)	2,535,579	10,322,645
New World Fund	32,349,625	8,024,066	2,911,667	—	(2,006,760)	(2,326,635)	(1,174,676)	(2,078,372)	(4,674,776)	3,349,290	35,698,915
U.S. Government Securities Fund	9,400,204	559,068	1,368,635	—	(999,636)	(341,040)	(259,364)	225,916	(5,489)	553,579	9,953,783
Global Balanced Fund	599,247	167,051	595,931	—	(6,615)	—	(21,434)	97,080	664,962	832,013	1,431,260
The Bond Fd of America Fund	4,867,660	304,923	2,583,662	—	(257,239)	(174,744)	(253,841)	1,124,593	3,022,431	3,327,354	8,195,014
T. Rowe Price
Blue Chip Growth Portfolio	80,732,260	13,008,679	7,962,395	—	(4,488,968)	(3,878,970)	(3,276,467)	(3,190,061)	(6,872,071)	6,136,608	86,868,868
Health Sciences Portfolio	31,032,365	3,597,803	2,227,075	—	(1,563,446)	(1,567,100)	(804,575)	(6,976,732)	(8,684,778)	(5,086,975)	25,945,390
Equity Income Portfolio	951,187	283,045	1,298,806	—	(67,318)	(88,994)	(17,980)	124,903	1,249,417	1,532,462	2,483,649
Mid-Cap Growth Portfolio	1,536,468	105,431	2,294,557	—	(22,881)	(79,834)	(68,650)	(61,654)	2,061,538	2,166,969	3,703,437
John Hancock Variable Insurance Trust
Financial Industries Portfolio	3,124,232	535,122	173,943	—	(246,038)	(78,490)	(159,490)	2,959,517	2,649,442	3,184,564	6,308,796
Fundamental All Cap Core Portfolio	235,046	(8,222)	350	—	(6,985)	—	(49,104)	(14,991)	(70,730)	(78,952)	156,094
Select Bond Portfolio	361,800	22,145	59,980	—	—	(1,037)	(4,099)	3,097	57,941	80,086	441,886
Strategic Income Opportunities Portfolio	1,302,030	92,247	381,612	—	(29,970)	—	(2,479)	30,022	379,185	471,432	1,773,462
Federated Hermes
High Income Bond Portfolio	1,438,795	86,433	345,524	—	(23,167)	(90,103)	(51,569)	(118,238)	62,447	148,880	1,587,675
Kaufmann Portfolio	5,159,073	456,141	66,197	—	(94,716)	(209,436)	(158,398)	(158,237)	(554,590)	(98,449)	5,060,624
Managed Volatility Portfolio	361,778	22,107	65,041	—	—	(166)	(5,872)	10,363	69,366	91,473	453,251
Principal Variable Contracts
Blue Chip Fund	1,605,642	(215,001)	575,505	—	(5,514)	(14,604)	(5,659)	(1,940,369)	(1,390,641)	(1,605,642)	—
Equity Income Fund	492,354	(12,809)	2,402	—	(6,619)	—	(352)	(474,976)	(479,545)	(492,354)	—
Diversified Balance Fund	2,429,377	(22,495)	3,040	—	(46,995)	—	(14,042)	(2,348,885)	(2,406,882)	(2,429,377)	—
Diversified Growth Fund	1,118,515	(27,386)	—	—	—	(190,204)	(1,083)	(899,842)	(1,091,129)	(1,118,515)	—
Diversified Income Fund	163,540	576	7	—	—	(28,854)	—	(135,269)	(164,116)	(163,540)	—
Blue Chip PVC 2 Fund	—	143,557	89,490	—	—	(31,423)	(26,447)	2,175,232	2,206,852	2,350,409	2,350,409
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2025

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Equity Income 2 Fund	—	78,300	12,104	—	—	—	(5,672)	424,159	430,591	508,891	508,891
Diversified Balance 2 Fund	—	262,046	(1)	—	—	(56,548)	(9,813)	2,184,434	2,118,072	2,380,118	2,380,118
Diversified Growth 2 Fund	—	130,150	—	—	—	—	(721)	912,185	911,464	1,041,614	1,041,614
Diversified Income 2 Fund	—	12,032	—	—	—	—	(636)	135,155	134,519	146,551	146,551
Putnam Variable Trust
Core Equity Fund	46,356	118,126	386,484	—	(85,760)	—	(20,414)	404,742	685,052	803,178	849,534
Emerging Markets Equity Fund	—	9,400	1,608	—	28	—	(1,979)	96,011	95,668	105,068	105,068
Focused International Equity Fund	—	1,996	7,763	—	—	—	—	(1,737)	6,026	8,022	8,022
George Putnam Balanced Fund	1,735	3,782	713,321	—	(61,817)	—	(85,012)	315,595	882,087	885,869	887,604
Global Asset Allocation Fund	—	14,222	169,075	—	—	—	—	578	169,653	183,875	183,875
Global Health Care Fund	27,206	14,263	103,679	—	—	—	(3,855)	108,355	208,179	222,442	249,648
High Yield Fund	—	3,284	171,140	—	—	—	(1,956)	(7,385)	161,799	165,083	165,083
International Equity Fund	—	45,045	197,513	—	(11,827)	—	(219)	416,077	601,544	646,589	646,589
International Value Fund	555,496	473,674	1,593,713	—	(24,522)	(39,713)	(46,565)	795,875	2,278,788	2,752,462	3,307,958
Large Cap Growth Fund	167,313	160,788	1,231,466	—	(171,938)	—	(33,797)	180,327	1,206,058	1,366,846	1,534,159
Large Cap Value Fund	1,951,617	1,343,023	6,675,330	—	(94,404)	(131,209)	(161,479)	2,933,460	9,221,698	10,564,721	12,516,338
Research Fund	—	17,063	85,731	—	(86,227)	—	—	71,976	71,480	88,543	88,543
Small Cap Growth Fund	208,386	30,708	308,595	—	(5,394)	—	(7,832)	711,101	1,006,470	1,037,178	1,245,564
Small Cap Value Fund	52,676	17,533	99,100	—	—	—	(1,602)	50,568	148,066	165,599	218,275
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2024

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Fidelity Variable Insurance Products
Government Money Market Portfolio	$8,371,840	$300,024	$13,860	$3,338	$(566,166)	$(383,140)	$(213,570)	$141,839	$(1,003,839)	$(703,815)	$7,668,025
High Income Portfolio	3,945,999	274,553	22,276	11	(386,418)	(112,957)	(79,340)	(1,807)	(558,235)	(283,682)	3,662,317
Equity-Income Portfolio	6,185,295	842,748	48,275	1,716	(341,707)	(166,797)	(197,272)	(111,745)	(767,530)	75,218	6,260,513
Growth Portfolio	8,692,355	2,342,762	57,235	(294)	(1,185,349)	(200,966)	(231,748)	330,099	(1,231,023)	1,111,739	9,804,094
Overseas Portfolio	5,558,646	221,154	14,943	2,871	(335,623)	(207,934)	(156,858)	(767,438)	(1,450,039)	(1,228,885)	4,329,761
Mid Cap Portfolio	16,736,415	2,636,590	1,550,012	(768)	(1,295,443)	(703,810)	(516,456)	275,712	(690,753)	1,945,837	18,682,252
Asset Manager 50% Portfolio	790,245	51,212	235	180	(37,765)	—	(4,912)	862	(41,400)	9,812	800,057
Investment Grade Bond Portfolio	5,806,652	435	938,515	1,970	(318,719)	(833,280)	(158,696)	398,766	28,556	28,991	5,835,643
Index 500 Portfolio	21,699,324	4,727,903	3,691	4,596	(2,029,716)	(122,012)	(503,121)	(530,601)	(3,177,163)	1,550,740	23,250,064
Contrafund Portfolio	41,188,567	13,175,587	7,647,804	(248)	(4,004,295)	(1,847,098)	(1,998,860)	4,182,676	3,979,979	17,155,566	58,344,133
Asset Manager 70% Portfolio	877,080	77,401	26,526	1,235	(37,045)	(12,806)	(206,207)	(1,979)	(230,276)	(152,875)	724,205
Balanced Portfolio	3,323,261	505,143	29,221	(250)	(109,462)	(122,052)	(36,720)	463,247	223,984	729,127	4,052,388
Growth & Income Portfolio	1,679,924	332,549	12,875	997	(79,515)	(20,130)	(78,684)	20,988	(143,469)	189,080	1,869,004
Growth Opportunities Portfolio	40,676,621	14,520,056	4,699,492	—	(3,087,345)	(1,086,671)	(1,128,837)	(2,820,996)	(3,424,357)	11,095,699	51,772,320
Value Strategies Portfolio	2,609,602	191,063	229,657	(566)	(256,272)	(67,013)	(42,268)	190,139	53,677	244,740	2,854,342
Strategic Income Portfolio	13,738,557	609,215	2,714,277	—	(1,388,247)	(785,504)	(253,742)	943,594	1,230,378	1,839,593	15,578,150
Emerging Markets Portfolio	5,081,295	387,787	214,634	—	(195,410)	(184,797)	(61,616)	(614,486)	(841,675)	(453,888)	4,627,407
Real Estate Portfolio	16,155,368	743,408	261,093	—	(786,653)	(876,215)	(521,089)	(789,006)	(2,711,870)	(1,968,462)	14,186,906
Funds Manager 50% Portfolio	7,145,857	458,148	144,475	—	(1,077,032)	(627,538)	(123,063)	(505,937)	(2,189,095)	(1,730,947)	5,414,910
Funds Manager 70% Portfolio	5,018,927	458,065	330,906	—	(143,502)	(353,877)	(90,481)	(264,621)	(521,575)	(63,510)	4,955,417
Funds Manager 85% Portfolio	1,713,506	210,398	767,273	—	(72,573)	(98,604)	(207,009)	53,306	442,393	652,791	2,366,297
Government Money Market Portfolio Service Class 2	60,886,111	3,048,185	405,035,176	—	(17,285,686)	(3,616,080)	(6,102,859)	(345,110,169)	32,920,382	35,968,567	96,854,678
International Capital Appreciation Portfolio	5,284,010	330,030	574,195	—	(147,272)	(218,196)	(164,286)	118,055	162,496	492,526	5,776,536
Energy Portfolio	3,359	(40,469)	404,258	—	—	(7,174)	(31,257)	431,996	797,823	757,354	760,713
Lincoln VIP American Century
Balanced Fund	5,152,180	532,690	467,459	(327)	(240,950)	(223,033)	(267,894)	9,618	(255,127)	277,563	5,429,743
Capital Appreciation Fund	1,866,327	399,797	235,949	—	(215,664)	(14,250)	(22,143)	(150,242)	(166,350)	233,447	2,099,774
International Fund	2,435,497	31,109	10,305	30	(209,197)	(32,415)	(69,319)	51,397	(249,199)	(218,090)	2,217,407
Value Fund	76,369,729	5,886,269	3,096,321	1,302	(3,386,634)	(4,745,071)	(2,108,601)	(3,073,382)	(10,216,065)	(4,329,796)	72,039,933
Disciplined Core Value Fund	5,523,255	610,598	251,785	(12)	(332,826)	(218,859)	(137,984)	(207,346)	(645,242)	(34,644)	5,488,611
Inflation Protection Fund	7,908,115	(1,708)	105,773	830	(244,278)	(469,802)	(241,239)	(964,823)	(1,813,539)	(1,815,247)	6,092,868
Large Company Value Fund	709,993	59,306	19,388	—	(38,651)	—	(20,518)	73,235	33,454	92,760	802,753
Mid Cap Value Fund	35,532,883	2,467,220	790,624	—	(1,271,243)	(2,112,495)	(1,099,976)	(907,394)	(4,600,484)	(2,133,264)	33,399,619
Ultra Fund	10,956,265	2,902,748	945,705	—	(854,104)	(461,435)	(366,310)	(546,073)	(1,282,217)	1,620,531	12,576,796
MFS Variable Insurance Trust
Research Series	355,343	57,957	176	—	(90,417)	(56,405)	(5,141)	76,762	(75,025)	(17,068)	338,275
Growth Series	1,542,845	456,022	4,043	(694)	(206,881)	(1,941)	(17,294)	174,971	(47,796)	408,226	1,951,071
Investors Trust Series	275,592	47,681	264	—	(3,110)	(3,436)	(15,981)	(645)	(22,908)	24,773	300,365
New Discovery Series	6,943,912	283,959	432,926	—	(269,603)	(200,986)	(223,557)	(3,181)	(264,401)	19,558	6,963,470
Corporate Bond Portfolio	4,815,715	75,697	110,630	—	(274,798)	(214,241)	(168,476)	323,588	(223,297)	(147,600)	4,668,115
Emerging Markets Equity Portfolio	4,674,879	462,273	387,831	—	(150,880)	(177,921)	(127,197)	(41,715)	(109,882)	352,391	5,027,270
Technology Portfolio	8,931,034	3,351,091	2,408,553	—	(445,208)	(308,630)	(261,941)	572,676	1,965,450	5,316,541	14,247,575
Global Tactical Allocation Portfolio	931,440	29,380	34,270	—	(22,874)	(44,493)	(34,923)	49,423	(18,597)	10,783	942,223
International Intrinsic Value Portfolio	14,421,836	844,929	473,855	—	(712,104)	(344,374)	(1,019,903)	(86,029)	(1,688,555)	(843,626)	13,578,210
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2024

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Utilities Series Portfolio	12,646,204	1,285,060	1,193,424	—	(548,373)	(637,186)	(384,369)	(36,388)	(412,892)	872,168	13,518,372
Blended Research Core Equity Portfolio	5,023,472	1,263,178	631,595	—	(168,259)	(75,663)	(226,394)	(1,441)	159,838	1,423,016	6,446,488
Global Real Estate Portfolio	926,239	(32,150)	20,676	—	(1,740)	(39,991)	(43,754)	57,872	(6,937)	(39,087)	887,152
Lord Abbett Series Fund, Inc.
Growth & Income Portfolio	1,289,035	250,536	7,004	—	(106,022)	—	(59,255)	95,751	(62,522)	188,014	1,477,049
Mid-Cap Stock Portfolio	1,485,304	201,028	20,374	10	(264,385)	(9,486)	(51,720)	29,007	(276,200)	(75,172)	1,410,132
Bond-Debenture Portfolio	24,840,890	1,261,546	1,283,350	—	(1,384,461)	(1,386,489)	(902,883)	(145,735)	(2,536,218)	(1,274,672)	23,566,218
Fundamental Equity Portfolio	2,034,514	306,689	32,670	—	(222,478)	(54,400)	(75,907)	16,080	(304,035)	2,654	2,037,168
Developing Growth Portfolio	3,699,711	718,878	35,392	—	(210,503)	(329,848)	(91,682)	(9,079)	(605,720)	113,158	3,812,869
Short Duration Income Portfolio	15,715,007	584,375	1,681,142	—	(578,037)	(858,232)	(539,602)	(616,037)	(910,766)	(326,391)	15,388,616
Alger Fund
LargeCap Growth Portfolio	4,725,998	1,675,695	16,150	2,389	(944,412)	(36,730)	(136,465)	(478,790)	(1,577,858)	97,837	4,823,835
MidCap Growth Portfolio	3,577,041	634,147	29,005	2,118	(357,507)	(52,818)	(139,771)	(121,095)	(640,068)	(5,921)	3,571,120
Capital Appreciation Portfolio	3,173,207	1,369,640	9,595	—	(533,879)	(46,595)	(34,630)	(2,993)	(608,502)	761,138	3,934,345
SmallCap Growth Portfolio	567,214	35,609	159	—	(19,259)	(27,393)	(11,329)	1,565	(56,257)	(20,648)	546,566
Capital Appreciation Portfolio Class S	36,877,026	15,331,377	683,343	—	(2,234,344)	(3,188,185)	(1,161,683)	(2,881,488)	(8,782,357)	6,549,020	43,426,046
Calvert Variable Series, Inc.
Mid Cap Growth Portfolio	2,446,653	205,664	158,548	—	(239,488)	(46,134)	(72,326)	(134,289)	(333,689)	(128,025)	2,318,628
SRI Balanced Portfolio	6,230,883	1,111,503	1,761,762	—	(362,000)	(311,678)	(289,359)	128,949	927,674	2,039,177	8,270,060
Calvert Variable Trust, Inc.
S&P 500 Index Portfolio	1,606,799	333,879	14,123	—	(109,193)	(229,455)	(36,970)	(103,631)	(465,126)	(131,247)	1,475,552
Invesco Variable Insurance Funds
Technology Fund	1,144,620	330,118	2,262	645	(374,668)	(43,201)	(30,801)	8,522	(437,241)	(107,123)	1,037,497
Diversified Dividend Fund	2,566,874	305,688	648,977	27	(55,925)	(58,945)	(62,273)	36,532	508,393	814,081	3,380,955
Health Care Fund	790,134	(6,847)	18,976	(375)	(103,596)	(25,011)	(22,932)	460,055	327,117	320,270	1,110,404
Global Real Estate Fund	80,136	(3,933)	2,859	—	(4,830)	—	(2,781)	(9,826)	(14,578)	(18,511)	61,625
International Equity Fund	216,868	(4,179)	—	—	(20,102)	—	(9,220)	10,437	(18,885)	(23,064)	193,804
Main Street Mid Cap Fund	186,845	24,084	1,101	—	(28,888)	—	(8,443)	(362)	(36,592)	(12,508)	174,337
Discovery Mid Cap Growth Fund	5,172,491	1,142,177	649,227	—	(281,315)	(118,634)	(133,968)	(360,089)	(244,779)	897,398	6,069,889
Global Fund	7,140,575	970,680	378,868	—	(633,157)	(461,619)	(191,598)	(474,978)	(1,382,484)	(411,804)	6,728,771
Main Street Fund	8,347,830	1,790,840	205,161	—	(175,155)	(623,540)	(261,023)	696,301	(158,256)	1,632,584	9,980,414
Main Street Small Cap Fund	10,309,660	1,156,771	875,883	—	(362,514)	(149,890)	(1,400,209)	(380,469)	(1,417,199)	(260,428)	10,049,232
Balanced-Risk Allocation Fund	424,176	7,977	74,313	—	(15,287)	(7,911)	(3,375)	7,282	55,022	62,999	487,175
Core Plus Bond Fund	4,156,950	46,891	475,739	—	(141,487)	(258,137)	(110,537)	57,881	23,459	70,350	4,227,300
Equity and Income Fund	5,114,419	496,462	633,146	—	(901,227)	(348,561)	(113,278)	(312,296)	(1,042,216)	(545,754)	4,568,665
Small Cap Equity Fund	3,456,686	651,974	702,978	—	(116,553)	(207,500)	(155,265)	861,326	1,084,986	1,736,960	5,193,646
Equally Weighted S&P 500 Fund	5,562,260	724,716	2,249,721	—	(152,911)	(256,867)	(45,117)	(403,236)	1,391,590	2,116,306	7,678,566
Growth and Income Fund	399,455	50,288	2	—	(19,158)	—	(12,224)	22,539	(8,841)	41,447	440,902
American Value Fund	107,360	23,933	—	—	(25,423)	—	(7,450)	(6,294)	(39,167)	(15,234)	92,126
International Growth II Fund	22,501,364	(640,224)	2,257,695	—	(973,692)	(1,369,569)	(612,937)	(267,468)	(965,971)	(1,606,195)	20,895,169
Lincoln Financial Variable Insurance Portfolios
Core Bond Portfolio	1,279,895	3,481	11,558	326	(82,863)	(32,372)	(40,397)	42,308	(101,440)	(97,959)	1,181,936
Small Cap Core Portfolio	1,947,402	191,425	12,371	2,198	(111,122)	(2,958)	(70,741)	(20,255)	(190,507)	918	1,948,320
Rydex Variable Trust
Nova Fund	812,771	214,933	1,383	—	(165,024)	—	(16,784)	(152,746)	(333,171)	(118,238)	694,533
NASDAQ-100 Fund	1,789,152	301,925	2,547	407	(362,349)	(37,792)	(26,330)	(538,260)	(961,777)	(659,852)	1,129,300
U.S. Government Money Market Fund	361,607	6,943	—	—	(578)	—	(64,980)	(131,051)	(196,609)	(189,666)	171,941
Inverse S&P 500 Strategy Fund	17,120	(2,508)	2	—	(177)	(339)	(107)	2,308	1,687	(821)	16,299
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2024

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Inverse NASDAQ-100 Strategy Fund	23,070	(4,316)	58	—	—	—	(403)	5,039	4,694	378	23,448
Inverse Government Long Bond Strategy Fund	5,385	530	7	—	—	(1,370)	(102)	(2,262)	(3,727)	(3,197)	2,188
Government Long Bond 1.2x Strategy	88,481	(11,233)	7	—	—	(4,628)	(511)	(10,967)	(16,099)	(27,332)	61,149
NASDAQ-100 2x Strategy Fund	—	—	—	—	—	—	—	—	—	—	—
Inverse Dow 2x Strategy Fund	—	—	—	—	—	—	—	—	—	—	—
Rydex Variable Insurance Funds
Biotechnology Fund	3,017,964	(57,977)	6,146	—	(212,932)	(145,512)	(96,583)	13,692	(435,189)	(493,166)	2,524,798
S&P 500 Pure Growth Fund	4,599,182	1,034,442	159,747	—	(588,417)	(112,436)	(148,389)	(595,208)	(1,284,703)	(250,261)	4,348,921
S&P MidCap 400 Pure Growth Fund	1,171,441	172,801	282	—	(96,428)	(187,388)	(17,525)	(6,576)	(307,635)	(134,834)	1,036,607
Guggenheim Variable Insurance Funds
Long Short Equity Fund	964,325	84,571	357,202	—	(14,552)	(85,192)	(8,609)	(1,297,745)	(1,048,896)	(964,325)	—
Multi-Hedge Strategies Fund	1,143,390	(46,589)	9,906	—	(62,363)	(144,887)	(16,602)	39,981	(173,965)	(220,554)	922,836
Global Managed Futures Strategy Fund	388,277	(9,099)	3,566	—	(14,314)	(37,457)	(9,067)	4,279	(52,993)	(62,092)	326,185
New Age Alpha
Small Cap Value Fund	4,839,229	331,518	93,067	—	(151,163)	(201,648)	(106,193)	(581,290)	(947,227)	(615,709)	4,223,520
ProFunds VP
Profund Access VP High Yield Fund	30,669	984	10	—	(6,781)	(452)	(1,684)	2,105	(6,802)	(5,818)	24,851
Asia 30	52,468	4,785	195	—	(1,055)	—	(1,720)	683	(1,897)	2,888	55,356
Banks	85,401	17,411	969	—	(1,587)	—	(2,590)	8,234	5,026	22,437	107,838
Materials	37,853	(1,059)	101	—	(1,188)	—	(2,511)	16,826	13,228	12,169	50,022
Bear	5,520	(939)	2	—	—	—	(23)	434	413	(526)	4,994
Biotechnology	222,189	(5,562)	151	—	(12,724)	—	(6,361)	(9,343)	(28,277)	(33,839)	188,350
Bull	545,269	101,613	—	—	(61,809)	—	(77,749)	(57,541)	(197,099)	(95,486)	449,783
Consumer Staples	67,389	4,930	156	—	(5,067)	—	(3,309)	(2,398)	(10,618)	(5,688)	61,701
Consumer Discretionary	99,109	16,225	—	—	(6,001)	—	(3,873)	(11,119)	(20,993)	(4,768)	94,341
Dow 30	193,713	24,019	869	—	(29,790)	—	(17,864)	60,023	13,238	37,257	230,970
Emerging Markets	64,656	3,125	1	—	(885)	—	(4,772)	(2)	(5,658)	(2,533)	62,123
Europe 30	36,379	1,023	1	—	(4,132)	—	(3,144)	(190)	(7,465)	(6,442)	29,937
Falling U.S. Dollar	19,808	(1,447)	—	—	—	—	(89)	(1)	(90)	(1,537)	18,271
Financials	17,826	6,211	101	—	(1,340)	—	(3,360)	7,082	2,483	8,694	26,520
Health Care	254,638	3,023	10	—	(19,859)	—	(16,065)	(107,209)	(143,123)	(140,100)	114,538
Industrials	125,307	16,437	871	—	(12,346)	—	(4,155)	21,181	5,551	21,988	147,295
International	32,395	1,436	1	—	(21,156)	—	(1,638)	(1)	(22,794)	(21,358)	11,037
Internet	202,582	50,663	5,741	—	—	(3,944)	(5,439)	(6,836)	(10,478)	40,185	242,767
Japan	40,244	7,923	—	—	—	—	(1,337)	716	(621)	7,302	47,546
Large-Cap Growth	792,864	217,255	1,361	—	(150,888)	—	(30,435)	(21,596)	(201,558)	15,697	808,561
Large-Cap Value	544,238	38,970	158	—	(42,556)	—	(30,339)	(107,725)	(180,462)	(141,492)	402,746
Mid-Cap	90,874	7,248	3	—	(9,330)	—	(3,575)	46	(12,856)	(5,608)	85,266
Mid-Cap Growth	267,375	29,045	162	—	(88,558)	(7)	(10,738)	(245)	(99,386)	(70,341)	197,034
Mid-Cap Value	92,446	5,322	1,199	—	(9,390)	—	(5,526)	3,478	(10,239)	(4,917)	87,529
Government Money Market	2,419,732	41,048	164,693	—	(234,193)	(45,378)	(178,155)	96,407	(196,626)	(155,578)	2,264,154
Energy	276,332	5,719	14,216	—	(4,081)	—	(12,232)	(65,890)	(67,987)	(62,268)	214,064
NASDAQ-100	249,370	47,651	—	—	(503)	—	(19,767)	12,003	(8,267)	39,384	288,754
Pharmaceuticals	56,420	988	153	—	(9,071)	—	(735)	(213)	(9,866)	(8,878)	47,542
Precious Metals	274,828	(892)	59,974	—	(1,719)	(7)	(14,218)	(15,433)	28,597	27,705	302,533
Real Estate	57,222	206	2,370	—	—	—	(1,375)	2	997	1,203	58,425
Rising Rates Opportunity	14,763	624	2	—	(11,808)	—	(1,822)	(1)	(13,629)	(13,005)	1,758
Semiconductor	182,312	99,504	36,734	—	(5,368)	—	(9,638)	27,680	49,408	148,912	331,224
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2024

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Short Dow 30	1,366	(119)	—	—	—	—	—	(3)	(3)	(122)	1,244
Short Emerging Markets	—	—	—	—	—	—	—	—	—	—	—
Short International	4,889	47	—	—	—	—	(27)	(3)	(30)	17	4,906
Short Mid-Cap	1,322	(116)	1	—	—	—	—	(1)	—	(116)	1,206
Short NASDAQ-100	—	—	—	—	—	—	—	—	—	—	—
Short Small-Cap	1,750	(154)	—	—	—	—	(28)	—	(28)	(182)	1,568
Small-Cap	143,445	6,524	201	—	(50,564)	—	(8,217)	2,650	(55,930)	(49,406)	94,039
Small-Cap Growth	143,687	6,813	—	—	(8,964)	—	(10,741)	3,383	(16,322)	(9,509)	134,178
Small-Cap Value	89,421	2,581	200	—	(553)	—	(5,844)	1,778	(4,419)	(1,838)	87,583
Technology	213,317	38,436	5	—	(15,348)	(7,932)	(17,551)	52,275	11,449	49,885	263,202
Communication Services	366	94	—	—	—	—	(74)	(1)	(75)	19	385
U.S. Government Plus	63,949	(8,488)	300	—	(9,275)	—	(2,762)	16,947	5,210	(3,278)	60,671
UltraBull	844,963	341,035	3,376	—	(9,215)	—	(29,661)	77,943	42,443	383,478	1,228,441
UltraMid-Cap	363,859	51,242	2,486	—	—	—	(6,756)	10,616	6,346	57,588	421,447
UltraNASDAQ-100	595,697	217,257	4,290	—	(5,290)	—	(50,339)	(11,347)	(62,686)	154,571	750,268
UltraShort Dow 30	226	(122)	—	—	—	—	—	(1)	(1)	(123)	103
UltraShort NASDAQ-100	95	(54)	—	—	—	—	—	(1)	(1)	(55)	40
UltraSmall-Cap	109,708	10,824	3,046	—	(3,881)	—	(1,802)	17,920	15,283	26,107	135,815
Utilities	130,571	19,049	65	—	(1,752)	(64)	(10,656)	(92,737)	(105,144)	(86,095)	44,476
VanEck Worldwide Insurance Trust
Global Resources Fund	5,514,553	(210,024)	54,027	1,442	(295,589)	(237,269)	(113,095)	(343,284)	(933,768)	(1,143,792)	4,370,761
Emerging Markets Fund	732,890	(640)	4,083	(1,322)	(78,985)	(1,207)	(12,312)	37,187	(52,556)	(53,196)	679,694
Emerging Markets Bond Fund	393,569	2,611	217	—	(37,840)	(8,235)	(4,564)	(53,819)	(104,241)	(101,630)	291,939
Janus Henderson Series
Global Technology and Innovation Portfolio	15,827,232	4,758,874	2,632,612	—	(418,543)	(1,323,315)	(586,965)	47,237	351,026	5,109,900	20,937,132
Overseas Portfolio	1,473,078	61,576	189,442	—	(78,185)	(319,147)	(24,014)	(128,993)	(360,897)	(299,321)	1,173,757
Research Portfolio	101,725	30,286	54	—	(22,119)	(17,695)	(2,329)	(4,309)	(46,398)	(16,112)	85,613
Enterprise Services Portfolio	37,284,426	4,929,110	2,107,394	—	(3,008,478)	(1,783,969)	(2,017,456)	(835,011)	(5,537,520)	(608,410)	36,676,016
Global Research Portfolio	1,552,536	405,671	378,164	—	(119,462)	(28,777)	(50,353)	1,407,977	1,587,549	1,993,220	3,545,756
Mid Cap Value Portfolio	4,545,243	516,614	399,623	—	(324,259)	(210,601)	(113,630)	274,665	25,798	542,412	5,087,655
Balanced Portfolio	78,720,780	10,259,602	5,387,402	—	(8,763,259)	(2,396,436)	(3,188,288)	337,272	(8,623,309)	1,636,293	80,357,073
Flexible Bond Portfolio	7,117,312	32,774	148,726	—	(154,111)	(298,735)	(211,062)	14,126	(501,056)	(468,282)	6,649,030
Forty Portfolio	—	3,589	396,178	—	—	—	(629)	(2,032)	393,517	397,106	397,106
PIMCO Variable Insurance Trust
Total Return Portfolio	28,859,224	254,979	3,599,265	2,821	(1,678,406)	(1,308,642)	(972,487)	2,012,198	1,654,749	1,909,728	30,768,952
Low Duration Portfolio	28,079,889	794,623	2,310,554	—	(1,349,054)	(2,116,949)	(1,523,748)	(616,554)	(3,295,751)	(2,501,128)	25,578,761
High Yield Portfolio	11,383,503	634,549	1,761,705	389	(513,922)	(569,123)	(506,583)	2,122,704	2,295,170	2,929,719	14,313,222
Real Return Portfolio	20,588,946	131,436	826,971	—	(896,080)	(1,139,313)	(635,254)	266,274	(1,577,402)	(1,445,966)	19,142,980
All Asset Portfolio	2,783,311	55,294	135,476	—	(109,135)	(134,398)	(133,718)	92,153	(149,622)	(94,328)	2,688,983
Global Managed Asset Allocation Portfolio	1,013,616	92,620	9,988	—	(25,363)	(7,807)	(7,588)	3,363	(27,407)	65,213	1,078,829
Short-Term Portfolio	45,099,059	1,832,430	1,636,303	—	(3,248,717)	(3,048,537)	(2,076,432)	(2,796,807)	(9,534,190)	(7,701,760)	37,397,299
Emerging Markets Bond Portfolio	1,544,898	85,669	19,588	—	(38,922)	(173,460)	(59,557)	91,517	(160,834)	(75,165)	1,469,733
Global Bond Opportunities Portfolio	76,974	(1,575)	—	—	—	—	—	3,477	3,477	1,902	78,876
Commodity Real Return Strategy Portfolio	6,445,420	149,402	78,181	—	(347,144)	(423,895)	(145,674)	(568,933)	(1,407,465)	(1,258,063)	5,187,357
International Bond (USD-Hedged) Portfolio	2,696,013	93,109	41,920	—	(93,792)	(633,257)	(125,537)	130,094	(680,572)	(587,463)	2,108,550
Dynamic Bond Adv Portfolio	2,005,684	80,141	33,700	—	(46,271)	(40,709)	(156,260)	(45,590)	(255,130)	(174,989)	1,830,695
Income Advisor Portfolio	31,631,301	1,185,900	2,456,075	—	(6,663,606)	(698,118)	(1,377,900)	2,747,093	(3,536,456)	(2,350,556)	29,280,745
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2024

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
StocksPLUS Global Portfolio	—	(11)	—	—	—	—	—	751	751	740	740
Goldman Sachs Variable Insurance Trust
Small Cap Equity Insights Fund	1,402,481	247,670	7,694	427	(203,709)	(18,305)	(70,595)	65,630	(218,858)	28,812	1,431,293
Large Cap Value Fund	155,791	34,809	4,644	—	(43,423)	(14,687)	(8,452)	99,423	37,505	72,314	228,105
Mid Cap Value Fund	2,827,344	302,521	13,978	3,250	(117,329)	(10,298)	(119,868)	(132,229)	(362,496)	(59,975)	2,767,369
Neuberger Berman Advisors Management Trust
Mid-Cap Growth Portfolio	495,985	98,014	1,350	—	(232,386)	(13,266)	(11,597)	156,109	(99,790)	(1,776)	494,209
AMT Mid Cap Intrinsic Value Portfolio	118,652	9,163	2,302	—	(3,085)	(1,777)	(2,100)	2,412	(2,248)	6,915	125,567
BNY Mellon Variable Investment Fund
Appreciation Portfolio	248,194	25,220	237	—	(59,692)	—	(18,850)	39,991	(38,314)	(13,094)	235,100
Sustainable U.S. Equity Portfolio	16,103	3,749	156	—	—	—	(601)	5,485	5,040	8,789	24,892
Morgan Stanley Variable Institutional Funds
Emerging Markets Debt Portfolio	18,225	1,122	184	—	(4,491)	(113)	(1,215)	48	(5,587)	(4,465)	13,760
Emerging Markets Equity Portfolio	113,354	6,148	756	—	(11,335)	(2,866)	(6,772)	218	(19,999)	(13,851)	99,503
Discovery Portfolio	38,118	13,924	—	—	—	—	(2,334)	(1,097)	(3,431)	10,493	48,611
U.S. Real Estate Portfolio	40,180	3,953	8	—	(5,731)	—	(2,744)	(35,666)	(44,133)	(40,180)	—
Northern Lights Variable Trust
Power Dividend Index Fund	682,293	65,870	70	—	(112,232)	(99,035)	(2,111)	(20,619)	(233,927)	(168,057)	514,236
AB Variable Products Series
Dynamic Asset Allocation Portfolio	2,539,338	225,585	1,654	—	(901)	(28,438)	(139,545)	(12,459)	(179,689)	45,896	2,585,234
Small Cap Growth Portfolio	21,398	3,590	—	—	—	—	—	(2,589)	(2,589)	1,001	22,399
Discovery Value Portfolio	6,909,113	559,170	543,969	—	(317,328)	(211,038)	(157,942)	(1,055,826)	(1,198,165)	(638,995)	6,270,118
BlackRock Variable Series Fund, Inc.
Basic Value Fund	3,752,288	303,130	280,131	—	(129,315)	(184,000)	(91,704)	(77,981)	(202,869)	100,261	3,852,549
Capital Appreciation Fund	462,038	114,166	779	—	(55,815)	(80,289)	(4,105)	(24,976)	(164,406)	(50,240)	411,798
Equity Dividend Fund	21,770,381	1,688,782	3,925,930	—	(1,431,424)	(1,219,220)	(815,957)	(1,609,094)	(1,149,765)	539,017	22,309,398
Global Allocation Fund	11,864,939	838,506	701,177	—	(981,587)	(637,225)	(302,660)	(347,207)	(1,567,502)	(728,996)	11,135,943
Advantage Large Cap Core Fund	417,983	93,186	7,055	—	—	—	(28,920)	(36,817)	(58,682)	34,504	452,487
Large Cap Focus Growth Fund	13,290,839	3,737,029	1,812,056	—	(638,338)	(348,621)	(321,367)	(1,628,334)	(1,124,604)	2,612,425	15,903,264
60/40 Target Allocation ETF Fund	7,326,689	692,995	2,043,052	—	(241,087)	(309,562)	(112,871)	337,362	1,716,894	2,409,889	9,736,578
Total Return Fund	1,635,480	(878)	14	—	—	—	(37,808)	295,897	258,103	257,225	1,892,705
S&P 500 Fund	1,808,621	392,853	184	—	—	(10,435)	(38,364)	(133,317)	(181,932)	210,921	2,019,542
Columbia Variable Portfolio
Contrarian Core 2 Portfolio	10,969,197	2,474,490	1,729,575	—	(306,836)	(346,606)	(312,964)	994,081	1,757,250	4,231,740	15,200,937
Dividend Opportunity Portfolio	8,358,698	1,166,036	823,159	—	(216,167)	(326,859)	(272,598)	(1,117,871)	(1,110,336)	55,700	8,414,398
Emerging Markets Bond Portfolio	3,888,217	174,181	46,858	—	(159,363)	(345,471)	(94,897)	(99,046)	(651,919)	(477,738)	3,410,479
High Yield Portfolio	6,479,175	362,924	972,891	—	(279,175)	(154,082)	(340,853)	(246,840)	(48,059)	314,865	6,794,040
Select Large-Cap Value Portfolio	12,796,106	1,459,447	1,239,655	—	(3,129,046)	(657,092)	(584,101)	1,278,363	(1,852,221)	(392,774)	12,403,332
Seligman Global Tech Portfolio	15,762,403	3,999,959	2,171,085	—	(402,125)	(598,738)	(746,375)	(677,243)	(253,396)	3,746,563	19,508,966
US Government Mortgage Portfolio	817,028	1,403	201,707	—	(15,311)	—	(53,561)	16,852	149,687	151,090	968,118
Strategic Income Portfolio	1,758,934	61,839	129,703	—	(48,972)	(7,103)	(31,024)	133,873	176,477	238,316	1,997,250
Emerging Markets Portfolio	348,875	15,767	12,874	—	—	(8,058)	(2,284)	51,941	54,473	70,240	419,115
Select Mid Cap Value Portfolio	114,935	29,528	673,827	—	(11,141)	(3,001)	(31,921)	677,585	1,305,349	1,334,877	1,449,812
Small Cap Value Portfolio	82,965	62,799	891,730	—	(45,576)	(7,189)	(19,467)	372,732	1,192,230	1,255,029	1,337,994
DWS Variable Insurance Portfolios
Equity 500 Index Portfolio	48,711,506	11,170,402	9,730,427	—	(1,895,632)	(4,075,075)	(1,262,578)	552,566	3,049,708	14,220,110	62,931,616
Small Cap Index Portfolio	7,552,361	685,254	435,744	—	(497,842)	(328,751)	(151,513)	(488,272)	(1,030,634)	(345,380)	7,206,981
Alternative Asset Allocation Portfolio	1,030,313	38,816	3,882	—	(28,452)	(56,729)	(12,427)	(4,049)	(97,775)	(58,959)	971,354
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2024

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Global Small Cap Portfolio	167,751	(2,323)	—	—	(5,547)	—	(73)	(159,808)	(165,428)	(167,751)	—
Small Mid Cap Value Portfolio	3,856,271	160,981	17,734	—	(195,875)	(338,803)	(84,532)	(242,557)	(844,033)	(683,052)	3,173,219
CROCI US Portfolio	176,159	13,618	—	—	—	(31,762)	(3,347)	(154,668)	(189,777)	(176,159)	—
High Income Portfolio	555,066	4,151	32,106	—	(85,980)	(7,712)	(6,841)	(490,790)	(559,217)	(555,066)	—
Eaton Vance Variable Trust
Floating Rate Income Portfolio	20,633,222	1,312,782	2,911,995	—	(1,344,856)	(912,678)	(1,240,131)	(781,701)	(1,367,371)	(54,589)	20,578,633
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Fund	4,175,178	391,043	23,374	—	(197,631)	(222,403)	(147,848)	(104,108)	(648,616)	(257,573)	3,917,605
Income Fund	24,992,559	1,362,888	4,006,262	—	(1,462,618)	(1,548,280)	(1,375,322)	(461,637)	(841,595)	521,293	25,513,852
Global Bond Fund	21,567,883	(2,574,994)	419,254	—	(1,021,461)	(1,114,929)	(627,736)	826,220	(1,518,652)	(4,093,646)	17,474,237
Foreign Fund	35,725,950	(604,239)	1,557,090	—	(1,540,906)	(2,553,568)	(1,032,270)	(518,848)	(4,088,502)	(4,692,741)	31,033,209
Developing Markets Fund	2,388,608	150,576	9,798	—	(131,386)	(177,573)	(54,052)	(57,219)	(410,432)	(259,856)	2,128,752
Mutual Global Discovery Fund	4,540,560	157,175	21,084	—	(175,373)	(384,700)	(125,544)	20,104	(644,429)	(487,254)	4,053,306
Rising Dividends Fund	27,877,839	2,553,370	2,264,931	—	(1,005,897)	(1,849,682)	(715,712)	(208,772)	(1,515,132)	1,038,238	28,916,077
DynaTech 2 Fund	4,014,041	1,239,045	1,911,411	—	(98,879)	(108,108)	(176,100)	602,363	2,130,687	3,369,732	7,383,773
Global Real Estate Fund	—	(3,068)	9,874	—	—	—	(953)	43,116	52,037	48,969	48,969
VolSmart Allocation Fund	77,047	18,740	79,440	—	(2,924)	(70,850)	(246)	29,222	34,642	53,382	130,429
Nomura Variable Insurance Portfolio
Asset Strategy Portfolio	2,239,781	234,261	6,246	—	(128,819)	(73,368)	(67,898)	(74,978)	(338,817)	(104,556)	2,135,225
Balanced Portfolio	6,050,704	824,488	23,412	—	(538,573)	(155,055)	(222,647)	(80,112)	(972,975)	(148,487)	5,902,217
Global Equity Portfolio	985,409	52,559	362	—	—	(5,038)	(3,665)	(1,029,627)	(1,037,968)	(985,409)	—
Energy Portfolio	1,351,364	(77,781)	10,941	—	(154,233)	(34,561)	(26,390)	(95,713)	(299,956)	(377,737)	973,627
Natural Resources Portfolio	578,408	(5,387)	983	—	(40,263)	(24,125)	(21,105)	30,561	(53,949)	(59,336)	519,072
Growth Portfolio	2,787,512	583,138	26,721	—	(120,948)	(31,554)	(109,346)	(73,684)	(308,811)	274,327	3,061,839
High Income Portfolio	9,237,969	423,651	91,478	—	(558,582)	(388,485)	(342,652)	(182,893)	(1,381,134)	(957,483)	8,280,486
International Core Equity Portfolio	5,489,534	138,888	61,679	—	(352,107)	(251,913)	(133,327)	875,917	200,249	339,137	5,828,671
Global Growth Portfolio	617,489	173,740	742	—	(108,173)	—	(101,686)	1,011,233	802,116	975,856	1,593,345
Mid Cap Growth Portfolio	8,600,166	120,252	154,488	—	(574,325)	(880,430)	(240,458)	(575,496)	(2,116,221)	(1,995,969)	6,604,197
Science and Technology Portfolio	13,625,194	3,717,338	138,754	—	(825,806)	(473,710)	(377,927)	(1,350,205)	(2,888,894)	828,444	14,453,638
Small Cap Growth Portfolio	3,716,539	451,584	28,729	—	(160,468)	(340,735)	(104,331)	(147,834)	(724,639)	(273,055)	3,443,484
SMID Cap Core Portfolio	9,050,218	1,042,786	2,189	—	(412,475)	(743,404)	(282,365)	(772,467)	(2,208,522)	(1,165,736)	7,884,482
Total Return Portfolio	88,059	8,147	1	—	—	—	(1,553)	(1,447)	(2,999)	5,148	93,207
International Portfolio	953,379	22,474	—	—	(8,864)	—	(1,511)	(965,478)	(975,853)	(953,379)	—
Opportunity Portfolio	7,269,145	896,409	40,770	—	(474,065)	(549,060)	(157,916)	(276,589)	(1,416,860)	(520,451)	6,748,694
Lazard Retirement Series, Inc.
International Equity Portfolio	1,130,591	48,798	23,772	—	(3,071)	(34,246)	(31,036)	1,868	(42,713)	6,085	1,136,676
Global Dynamic Multi Asset Portfolio	860,737	60,649	179	—	(34,685)	(257,732)	(12,404)	(26,248)	(330,890)	(270,241)	590,496
Legg Mason Partners Variable Equity Trust
Western Asset Variable Global High Yield Bond Portfolio	2,457,468	113,856	20,701	—	(127,444)	(247,543)	(79,079)	(131,285)	(564,650)	(450,794)	2,006,674
ClearBridge Variable Mid Cap Portfolio	15,486,987	1,277,204	1,424,250	—	(438,547)	(750,620)	(338,729)	(675,808)	(779,454)	497,750	15,984,737
ClearBridge Variable Dividend Strategy Portfolio	36,178,614	4,936,574	1,921,946	—	(8,672,300)	(594,091)	(1,821,243)	(358,431)	(9,524,119)	(4,587,545)	31,591,069
ClearBridge Variable Small Cap Growth Portfolio	8,735,629	208,345	1,307,503	—	(273,730)	(254,859)	(241,367)	(144,035)	393,512	601,857	9,337,486
ClearBridge Variable Growth Portfolio	811,020	87,020	1	—	(7,631)	—	(15,318)	(41,281)	(64,229)	22,791	833,811
Western Asset Variable Core Bond Plus Portfolio	65,452,511	(1,344,206)	4,895,355	—	(2,539,723)	(4,707,194)	(2,136,775)	2,699,783	(1,788,554)	(3,132,760)	62,319,751
ClearBridge Variable Large Cap Growth Portfolio	26,036,211	6,544,673	3,376,913	—	(972,704)	(2,148,948)	(931,659)	(1,852,495)	(2,528,893)	4,015,780	30,051,991
Victory Pioneer Variable Contracts Trust
Fund Portfolio	1,749,674	460,502	397,217	—	(20,927)	(63,794)	(65,887)	972,625	1,219,234	1,679,736	3,429,410
Bond Portfolio	44,080,200	727,992	5,492,603	—	(1,642,355)	(3,597,249)	(1,755,103)	1,282,222	(219,882)	508,110	44,588,310
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2024

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Strategic Income Portfolio	10,220,175	258,270	71,379	—	(303,104)	(365,726)	(321,458)	(103,707)	(1,022,616)	(764,346)	9,455,829
Equity Income Portfolio	10,733,485	1,022,618	548,532	—	(346,649)	(1,027,197)	(315,012)	(140,710)	(1,281,036)	(258,418)	10,475,067
High Yield Portfolio	555,385	36,294	141	—	(62,235)	—	(15,308)	9,319	(68,083)	(31,789)	523,596
Prudential Series Funds
Natural Resources Portfolio	655,298	17,057	1,844	—	(3,074)	(15,432)	(13,307)	(48,553)	(78,522)	(61,465)	593,833
Mid-Cap Growth Portfolio	137,198	16,532	527	—	(4,810)	—	(1,841)	(460)	(6,584)	9,948	147,146
PGIM Jennison Focused Blend Portfolio	—	—	—	—	—	—	—	—	—	—	—
PGIM Jennison Blend Portfolio	506,159	119,472	10,192	—	(11,578)	(2,456)	(5,519)	(14,256)	(23,617)	95,855	602,014
Royce Capital Fund
Micro-Cap Portfolio	205,872	24,281	501	—	(4,664)	—	(409)	(2,190)	(6,762)	17,519	223,391
Small Cap Portfolio	7,309,686	164,380	471,360	—	(431,790)	(417,724)	(207,695)	1,181,898	596,049	760,429	8,070,115
Alps Fund
Alerian Energy Infrastructure Portfolio	5,133,095	1,860,242	474,778	—	(168,668)	(318,414)	(137,117)	331,421	182,000	2,042,242	7,175,337
Global Opportunity Portfolio	1,700,555	274,504	49,250	—	(29,237)	(23,112)	(19,752)	(27,558)	(50,409)	224,095	1,924,650
American Funds IS
Asset Allocation Fund	90,066,273	13,042,230	6,339,401	—	(11,512,007)	(3,338,994)	(6,247,923)	1,178,606	(13,580,917)	(538,687)	89,527,586
Washington Mutual Investors Fund	52,776,768	9,068,434	6,647,487	—	(1,911,118)	(4,463,671)	(1,619,442)	826,605	(520,139)	8,548,295	61,325,063
Ultra-Short Bond Fund	18,769,795	537,424	573,249	—	(636,809)	(562,849)	(556,939)	(2,558,649)	(3,741,997)	(3,204,573)	15,565,222
Capital Income Builder Fund	20,561,730	1,767,674	2,180,006	—	(1,077,804)	(872,073)	(608,157)	753,217	375,189	2,142,863	22,704,593
Global Growth Fund	29,470,156	3,496,931	2,812,433	—	(1,423,629)	(1,936,886)	(805,907)	(439,109)	(1,793,098)	1,703,833	31,173,989
Capital World Growth and Income Fund	18,647,769	2,182,367	1,231,903	—	(1,277,418)	(805,755)	(654,630)	(492,740)	(1,998,640)	183,727	18,831,496
Global Small Capitalization Fund	6,635,005	64,107	406,671	—	(553,331)	(291,357)	(81,255)	(86,072)	(605,344)	(541,237)	6,093,768
Growth Fund	62,763,441	18,629,204	9,214,371	—	(3,398,862)	(3,445,591)	(1,578,503)	(885,695)	(94,280)	18,534,924	81,298,365
Growth-Income Fund	67,156,552	15,225,189	10,524,999	—	(2,604,780)	(2,517,357)	(1,645,894)	(2,406,268)	1,350,700	16,575,889	83,732,441
International Fund	9,723,149	179,443	526,755	—	(779,658)	(763,841)	(275,804)	302,904	(989,644)	(810,201)	8,912,948
International Growth and Income Fund	8,447,711	188,809	571,363	—	(225,272)	(555,312)	(199,143)	(441,090)	(849,454)	(660,645)	7,787,066
New World Fund	33,099,253	1,647,609	2,217,027	—	(1,406,293)	(1,965,146)	(891,421)	(351,404)	(2,397,237)	(749,628)	32,349,625
U.S. Government Securities Fund	15,430,082	(260,033)	967,968	—	(713,661)	(5,265,000)	(405,088)	(354,064)	(5,769,845)	(6,029,878)	9,400,204
Global Balanced Fund	76,659	4,550	402,733	—	(1,435)	—	(2,304)	119,044	518,038	522,588	599,247
The Bond Fd of America Fund	26,308	(35,823)	1,156,410	—	(7,525)	—	(30,454)	3,758,744	4,877,175	4,841,352	4,867,660
T. Rowe Price
Blue Chip Growth Portfolio	66,803,968	21,244,910	7,677,682	—	(4,249,934)	(3,998,650)	(2,601,675)	(4,144,041)	(7,316,618)	13,928,292	80,732,260
Health Sciences Portfolio	31,769,367	128,475	2,266,827	—	(1,064,230)	(1,929,021)	(931,918)	792,865	(865,477)	(737,002)	31,032,365
Equity Income Portfolio	55,279	(4,400)	777,455	—	—	—	(17,711)	140,564	900,308	895,908	951,187
Mid-Cap Growth Portfolio	45,586	16,342	841,785	—	(8,041)	(107,878)	(13,089)	761,763	1,474,540	1,490,882	1,536,468
John Hancock Variable Insurance Trust
Financial Industries Portfolio	2,736,183	725,191	232,861	—	(131,244)	(148,582)	(168,355)	(121,822)	(337,142)	388,049	3,124,232
Fundamental All Cap Core Portfolio	225,619	49,305	600	—	—	—	(3,645)	(36,833)	(39,878)	9,427	235,046
Select Bond Portfolio	334,421	(1,809)	111,579	—	(81,525)	—	(5,098)	4,232	29,188	27,379	361,800
Strategic Income Opportunities Portfolio	706,194	8,057	607,373	—	(74,979)	(18,424)	(6,089)	79,898	587,779	595,836	1,302,030
Federated Hermes
High Income Bond Portfolio	1,969,525	61,800	45,927	—	(131,704)	(472,730)	(46,547)	12,524	(592,530)	(530,730)	1,438,795
Kaufmann Portfolio	5,634,869	790,875	107,669	—	(278,713)	(255,141)	(126,163)	(714,323)	(1,266,671)	(475,796)	5,159,073
Managed Volatility Portfolio	409,461	36,547	67,477	—	(754)	(13,987)	(3,971)	(132,995)	(84,230)	(47,683)	361,778
Principal Variable Contracts
Blue Chip PVC 2 Fund	886,019	251,879	425,890	—	—	(30,937)	(29,493)	102,284	467,744	719,623	1,605,642
Equity Income 2 Fund	426,884	62,201	49,936	—	(39,424)	—	(6,939)	(304)	3,269	65,470	492,354
Diversified Balance 2 Fund	2,059,266	158,249	198,883	—	(57,518)	(103,332)	(15,224)	189,053	211,862	370,111	2,429,377
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2024

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Diversified Growth 2 Fund	269,644	76,160	225,090	—	(817)	(16,298)	(797)	565,533	772,711	848,871	1,118,515
Diversified Income 2 Fund	87,458	4,798	7,272	—	—	—	(3,024)	67,036	71,284	76,082	163,540
Putnam Variable Trust
Core Equity Fund	—	951	45,405	—	—	—	—	—	45,405	46,356	46,356
Emerging Markets Equity Fund	—	—	—	—	—	—	—	—	—	—	—
Focused International Equity Fund	—	—	—	—	—	—	—	—	—	—	—
George Putnam Balanced Fund	—	37	1,698	—	—	—	—	—	1,698	1,735	1,735
Global Asset Allocation Fund	—	—	—	—	—	—	—	—	—	—	—
Global Health Care Fund	—	(2,743)	4,500	—	—	—	—	25,449	29,949	27,206	27,206
High Yield Fund	—	—	—	—	—	—	—	—	—	—	—
International Equity Fund	—	—	—	—	—	—	—	—	—	—	—
International Value Fund	—	(25,637)	571,039	—	(6,577)	—	(2,962)	19,633	581,133	555,496	555,496
Large Cap Growth Fund	—	7,521	66,359	—	—	—	—	93,433	159,792	167,313	167,313
Large Cap Value Fund	—	(58,495)	2,043,671	—	(19,885)	—	(10,242)	(3,432)	2,010,112	1,951,617	1,951,617
Research Fund	—	—	—	—	—	—	—	—	—	—	—
Small Cap Growth Fund	—	(5,943)	110,673	—	—	—	—	103,656	214,329	208,386	208,386
Small Cap Value Fund	—	(1,931)	54,607	—	—	—	—	—	54,607	52,676	52,676
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements
1.Organization and Significant Accounting Policies
Organization
Midland National Life Separate Account C (“Separate Account”) is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended, and is a segregated investment account of Midland National Life Insurance Company (the “Company”) in accordance with the provisions of the Iowa Insurance laws. The Separate Account follows the accounting and reporting guidance in FASB Accounting Standards Codification 946. The assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of the Company. The Separate Account is used to fund twelve variable annuity insurance products, each with different characteristics and product features which result in varying charges. Sammons Financial Network, an affiliate, serves as the underwriter of the variable products.
Investments
The Separate Account invests in specified portfolios of Fidelity Variable Insurance Products (“VIPF”), Lincoln Variable Insurance Portfolio American Century Funds ("LVIP ACVP"), MFS Variable Insurance Trust (“MFS”), Lord Abbett Series Fund, Inc. (“LAC”), Alger Fund (“FAM”), Calvert Variable Series, Inc. (“CAM”), Calvert Variable Trust, Inc. ("CVT"), Invesco Variable Insurance Funds (“INV”), Lincoln Financial Variable Insurance Portfolios (“LFVIP”), Rydex Variable Trust (“RYDEX”), the Rydex Variable Insurance Funds ("RYDEX VIF"), the Guggenheim Variable Insurance Funds ("GVIF"), ProFunds VP (“PF”), Van Eck Worldwide Insurance Trust (“Van Eck”), Janus Henderson Series (“JANUS”), PIMCO Variable Insurance Trust (“PIMCO”), Goldman Sachs Variable Insurance Trust (“Goldman”), Neuberger Berman Advisors Management Trust (“Neuberger”), the BNY Mellon Variable Investment Fund (“BNY”), the Morgan Stanley Variable Institutional Funds (“MSVIF”), the Northern Lights Variable Trust (“NLVT”), the AB Variable Products Series (“ABVPS”), the BlackRock Variable Series Fund, Inc. (“BRVS”), the Columbia Variable Portfolio (“CVP”), the DWS Variable Insurance Portfolios (“DEUT VIP”), the Eaton Vance Variable Trust (“EVVT”), the Franklin Templeton Variable Insurance Products Trust (“FTVIP”), the Nomura Variable Insurance Portfolios ("NVIP"), the Lazard Retirement Series, Inc. (“LRS”), the Legg Mason Partners Variable Equity Trust (“LMVET”), the Victory Pioneer Variable Contracts Trust (“VICTORY PVCT”), the Prudential Series Funds (“PRUDENTIAL”), the Royce Capital Fund (“ROYCE”), the Alps Fund (“ALPS”), the American Funds IS (“AFIS”), the T. Rowe Price (“T. ROWE”), the John Hancock Variable Insurance Trust (“JHVIT”), the Federated Hermes (“FED H”), and the Principal Variable Contracts ("PRIN"), (collectively “the Funds”), each diversified open-end management companies registered under the Investment Company Act of 1940, as directed by participants. All of these portfolios have been in existence for more than two years. During 2024, the Separate Account began offering a new portfolio of funds, provided by the Putnam Variable Trust ("PVT") and the New Age Alpha ("NAA").

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements
Effective February 12, 2021 the NLVT Power Income Fund was closed and on March 18, 2021, the fund was liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of Northern Lights Variable Trust. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge. Any funds remaining at March 18, 2021 were transferred to the VIPF Government Money Market Portfolio Service Class 2.
Effective April 26, 2021, the PF Access VP High Yield Fund was renamed the PF Profund Access VP High Yield Fund.
Effective April 30, 2021, the Invesco Oppenheimer Fund (“INV OPP”) was renamed the Invesco Variable Insurance Fund (“INV”). In addition, the INV OPP Total Return Bond Fund was renamed the INV Core Bond Fund, the INV Mid Cap Core Equity Fund was renamed the INV Main Street Mid Cap Fund, the ALPS Red Rocks Listed Private Equity Portfolio was renamed the ALPS Red Rocks Global Opportunity Portfolio, and the Van Eck Global Hard Assets Fund was renamed the Van Eck Global Resources Fund.
Effective April 30, 2021, the INV Managed Volatility Fund merged with the INV Equity and Income Fund and the INV Value Opportunities Fund merged with the INV American Value Fund.
Effective May 1, 2021, the PIONEER VCT Fund Portfolio was reopened to new investors. In addition, the AFIS Blue Chip Income and Growth Fund was renamed the AFIS Washington Mutual Investors Fund, the AFIS Global Growth and Income Fund was renamed the AFIS Capital World Growth and Income Fund, and the AFIS US Government/AAA-Rated Securities Fund was renamed the AFIS US Government Securities Fund.
Effective May 1, 2021, eight new funds were introduced including the CVP Emerging Markets Portfolio, the DEUT VIP High Income Portfolio, the VIPF Investment Grade Bond Portfolio, the INV Balanced-Risk Allocation Fund, INV Core Plus Bond Fund, INV Diversified Dividend Fund, INV Equity and Income Fund, and the INV Small Cap Equity Fund.
Effective May 1, 2021, the Separate Account began offering a new portfolio of funds, provided by Principal VC (“PRIN”). This portfolio consists of five funds, the PRIN Blue Chip Fund, the PRIN Equity Income Fund, the PRIN Diversified Balanced Fund, the PRIN Diversified Growth Fund, and the PRIN Diversified Income Fund.
Effective May 1, 2021, thirteen funds were closed to new investors. These included the DEUT VIP Small Mid Cap Value Portfolio, the VIPF High Income Portfolio, the FTVIP Mutual Global Discovery Fund, the FTVIP Mutual Shares Fund, the IVY VIP Energy Portfolio, the IVY VIP Global Bond Portfolio, the IVY VIP Growth Portfolio, the IVY VIP High Income Portfolio, the IVY VIP International Core Equity Portfolio, the IVY VIP Mid Cap Growth Portfolio, the IVY

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements
VIP Natural Resources Portfolio, the IVY VIP Science and Technology Portfolio, and the IVY VIP Small Cap Growth Portfolio.
Effective May 1, 2021, the PRUDENTIAL Jenn 20/20 Focus Portfolio was renamed the PRUDENTIAL PGIM Jennison Focused Blend Portfolio and the PRUDENTIAL US Emerging Growth Portfolio was renamed the PRUDENTIAL Mid-Cap Growth Portfolio.
Effective May 5, 2021, the LAC Developing Growth Portfolio was closed to new investors.
Effective July 1, 2021, the Ivy Funds Variable Insurance Portfolio (“IVY VIP”) was renamed the Delaware Ivy Variable Insurance Portfolios (“DEL IVY VIP”).
Effective August 2, 2021, two new funds were introduced including the FTVIP DynaTech 2 Fund and the INV Equally Weighted S&P 500 Fund.
Effective August 2, 2021 the DEL IVY VIP Small Cap Core Portfolio was closed to new investors.
Effective August 7, 2021 the QS Legg Mason Partners Variable Income Trust (“LMVIT”) Dynamic Multi-Strategy Portfolio was renamed the FTVIP Multi-Asset Dynamic Multi-Strategy Portfolio.
Effective September 30, 2021 the DEL IVY VIP Global Bond Portfolio was closed.
Effective November 15, 2021 the DEL IVY VIP Small Cap Core Portfolio was renamed the DEL IVY VIP SMID Cap Core Portfolio.
Effective April 27, 2022, the DEL IVY VIP Global Bond Portfolio was liquidated. The plan of liquidation and dissolution was been approved by the Board of Trustees of Ivy Variable Insurance Portfolios. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge. Any funds remaining at April 27, 2022 were transferred to the VIPF Government Money Market Portfolio Service Class 2.

Effective April 29, 2022, the INV Core Bond Fund merged with the INV Core Plus Bond Fund and the INV International Growth Fund was renamed the INV International Equity Fund.
Effective August 1, 2022 the DEL IVY VIP Global Equity Income Portfolio was renamed the DEL IVY VIP Global Value Equity Portfolio.

Effective August 19, 2022, the FTVIP Multi-Asset Dynamic Multi-Strategy VIT Fund was liquidated.

Effective November 1, 2022, the VIPF Government Money Market Portfolio Service Class 2 Fund was reopened.

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

As of December 31, 2022, the PF Short Emerging Markets Fund, the RYDEX Inverse Dow 2x Strategy Fund, and the RYDEX NASDAQ-100 2x Strategy Fund were available for investment but had no assets and had no activity during 2022 or 2021. The PF Short NASDAQ-100 Fund was also available for investment but had no assets or activity during 2022.

Effective January 24, 2023 the ALPS Red Rocks Global Opportunity Portfolio was renamed the ALPS Global Opportunity Portfolio.

Effective March 13, 2023, one PF fund had a reverse share split as shown in the following table.

Split Ratio
Fund	(New to Old Shares)
PF UltraShort NASDAQ-100 Portfolio	1:5

Effective March 17, 2023 the PF Oil & Gas Fund was renamed the PF Energy Fund, the PF Basic Materials Fund was renamed the PF Materials Fund, the PF Consumer Goods Fund was renamed the PF Consumer Staples Fund, the PF Consumer Services Fund was renamed the PF Consumer Discretionary Fund and the PF Telecommunications Fund was renamed the PF Communication Services Fund.

Effective May 1, 2023 the JP Trust Core Bond Portfolio and the JP Trust Small Cap Core Portfolio ("JP") were adopted by Lincoln Financial Variable Insurance Portfolios ("LFVIP") and the ABVPS Small/Mid Cap Value Portfolio was renamed the ABVPS Discovery Value Portfolio.

Effective October 31, 2023 the DEL IVY VIP Global Value Equity Portfolio was renamed the DEL IVY VIP Global Equity Portfolio.

Effective November 1, 2023, the AFIS Global Balanced Fund, the AFIS The Bond Fd of America Fund, the CVP Select Mid Cap Value Portfolio, the CVP Small Cap Value Portfolio, the VIPF Energy Portfolio, the FTVIP Global Real Estate Fund, the FTVIP VolSmart Allocation Fund, the T. ROWE Equity Income Portfolio, and the T. ROWE Mid-Cap Growth Portfolio were introduced. In addition, the ABVPS Dynamic Asset Allocation Portfolio, the PIONEER VCT Strategic Income Portfolio, the RYDEX VIF S&P 500 Pure Growth Fund, and the LMVET Western Asset Variable Global High Yield Bond Portfolios were closed to new investors.
Effective November 13, 2023 the AFIS Asset Allocation Fund, CAM SRI Balanced Portfolio, VIPF Growth Opportunities Portfolio, the VIPF Mid Cap Portfolio, the LAC Bond-Debenture Portfolio, the LAC Short Duration Income Portfolio, the PIMCO Real Return Portfolio, the PIMCO Short-Term Portfolio, and the PRIN Equity Income Fund were closed to new investors.

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements
Effective December 11, 2023 the PRUDENTIAL PGIM Jennison Blend Portfolio was introduced and the PRUDENTIAL PGIM Jennison Focused Blend Portfolio was merged into this newly added fund in a soft-closed position.

Effective April 26, 2024, the American Century Variable Portfolios, Inc. (“ACVP”) was reorganized into the Lincoln Variable Insurance Portfolio American Century Funds ("LVIP ACVP"), the DEL Global Equity Portfolio was merged into the DEL IVY VIP Global Growth Portfolio, and the DEL International Portfolio was merged into the DEL IVY VIP International Core Equity Portfolio.
Effective April 30, 2024, the DEUT VIP High Income Portfolio, DEUT VIP Global Small Cap Portfolio, and DEUT VIP CROCI US Portfolio were closed and on June 17, 2024, the funds were liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of the DWS Variable Insurance Portfolios. All policyowners were given the opportunity to transfer any values in these funds to any other option(s) of their choice without incurring a transfer charge. Any funds remaining at June 17, 2024 were moved to the VIPF Government Money Market Portfolio.
Effective May 1, 2024 the CAM S&P 500 Index Portfolio was renamed the Calvert Variable Trust, Inc. ("CVT") S&P 500 Index Portfolio and the LMVET ClearBridge Variable Aggressive Growth Portfolio was renamed the LMVET ClearBridge Variable Growth Portfolio.

Effective May 1, 2024, the Delaware Ivy Variable Insurance Portfolios (“DEL IVY VIP”) and the Delaware Variable Insurance Portfolios ("DEL") was renamed the Macquarie Variable Insurance Portfolios ("MVIP").
Effective August 1, 2024, the JANUS Flexible Bond Portfolio, LAC Fundamental Equity Portfolio, PIONEER VCT Equity Income Portfolio, CVP Emerging Markets Portfolio, ALPS Global Opportunity Portfolio, and FED H Kaufmann were closed to new investors and the VIPF Value Strategies Portfolio was reopened to new investors.
Effective August 1, 2024, the GVIF Small Cap Value Portfolio was closed to new investors followed by a hard closure effective on October 24, 2024. The portfolio was then reorganized on October 25, 2024 into the new fund company New Age Alpha ("NAA") Small Cap Value Fund and remains closed to new investors.

Effective August 1, 2024 the Separate Account began offering a new portfolio of funds, provided by Putnam Variable Trust (“PVT”). The funds available under this portfolio include the PVT Core Equity Fund, the PVT Emerging Markets Equity Fund, the PVT Focused International Equity Fund, PVT George Putnam Balanced Fund, the PVT Global Asset Allocation Fund, the PVT Global Health Care Fund, the PVT High Yield Fund, the PVT International Equity Fund, the PVT International Value Fund, the PVT Large Cap Growth Fund, the PVT Large Cap Value Fund, the

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements
PVT Research Fund, the PVT Small Cap Growth Fund, and the PVT Small Cap Value Fund. In addition, the JANUS Forty Portfolio and the PIMCO StocksPLUS Global Portfolio were introduced on August 1 2024.
Effective August 12, 2024, the GVIF Long Short Equity Fund was closed and on August 16, 2024, the fund was liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of the Guggenheim Variable Insurance Funds. All policyowners were given the opportunity to transfer any values in these funds to any other option(s) of their choice without incurring a transfer charge. Any funds remaining at August 16, 2024 were moved to the VIPF Government Money Market Portfolio.
Effective October 11, 2024, one PF fund had a forward share split as shown in the following table.

Split Ratio
Fund	(New to Old Shares)
PF Semiconductor	4:1

Effective December 4, 2024 the MSVIF U.S. Real Estate Portfolio was closed to new investors and liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of Morgan Stanley Variable Institutional Funds. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge. Any funds remaining at December 6, 2024 were transferred to the PF Government Money Market.
Effective February 18, 2025, the following RYDEX funds had a reverse share split as shown in the following table.

Split Ratio
Fund	(New to Old Shares)
RYDEX Government Long Bond 1.2 Strategy	1:10
RYDEX Inverse Dow 2x Strategy	1:5
RYDEX Inverse NASDAQ-100 Strategy	1:10
RYDEX Inverse S&P 500 Strategy	1:5

Effective February 21, 2025, the PRIN Equity Income Fund, the PRIN Diversified Balance Fund, the PRIN Diversified Growth Fund, and the PRIN Diversified Income Fund were closed to new investors, followed by a share class conversion on May 1, 2025 with the funds remaining in a soft close status.
Effective March 31, 2025, the Pioneer Variable Contracts Trust ("PIONEER VCT") was reorganized into the Victory Pioneer Variable Contracts Trust ("VICTORY PVCT").
Effective April 11, 2025, the PRUDENTIAL Natural Resources Portfolio merged into the PRUDENTIAL PGIM Jennison Blend Portfolio and the PRUDENTIAL Mid-Cap Growth Portfolio

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements
merged into the new fund PRUDENTIAL PGIM Jennison Growth II Portfolio which remains in a soft-close status.

Effective May 1, 2025, the LMVET Western Asset Variable Core Bond Plus Portfolio, the CAM MidCap Growth Portfolio, FTVIP Rising Dividends Fund, JHVIT Strategic Income Opportunities Portfolio, and MFS Global Tactical Allocation Portfolio were closed to new investors. In addition, a share class conversion took place with five PRIN funds, including Equity Income, Diversified Balanced, Diversified Growth, Diversified Income, and Blue Chip which merged into five new corresponding funds under PRIN, including Equity Income 2, Diversified Balanced 2, Diversified Growth 2, Diversified Income 2, and Blue Chip PVC 2 .
Effective May 1, 2025, a new fund was introduced, the PIMCO Global Diversified Allocation Advisor Portfolio. In addition, VIPF Asset Manager Portfolio was renamed VIPF Asset Manager 50% Portfolio and the VIPF Asset Manager Growth Portfolio was renamed VIPF Asset Manager 70% Portfolio.
Effective August 22, 2025, the INV OPP International Growth Fund was renamed INV International Growth II Fund.
Effective September 22, 2025, the Franklin Templeton Variable Insurance Products Trust ("FTVIP") VolSmart Allocation fund was closed to new investors followed by a hard closure effective October 14, 2025. Then on October 17, 2025 the fund liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of Franklin Templeton Variable Insurance Products Trust. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge. Any funds remaining at October 17, 2025 were transferred to the VIPF Government Money Market Portfolio Service Class 2.
Effective November 3, 2025, the Macquarie Variable Insurance Portfolios (“MVIP”) was renamed the Nomura Variable Insurance Portfolios ("NVIP").
As of December 31, 2025, the PF Short Emerging Markets Fund, the PF Short NASDAQ-100 Fund, the RYDEX Inverse Dow 2x Strategy Fund, and the RYDEX NASDAQ-100 2x Strategy Fund were available for investment but had no assets and had no activity during 2025 or 2024.

Fair Value
Investments in shares of the Funds are valued at the net asset values (fair values) of the respective portfolios of the Funds corresponding to the investment portfolios of the Separate Account. Investment transactions are recorded on the trade date (the date the order to buy or sell is executed). Dividends are automatically reinvested in shares of the Funds.

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements
Generally accepted accounting principles ("GAAP") define fair value as based on an exit price, which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value standards also establish a hierarchical disclosure framework which prioritizes and ranks the level of market price observability used in measuring financial instruments at fair value. Market price observability is affected by a number of factors, including the type of instrument and the characteristics specific to the instrument. Financial instruments with readily available active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.
The Company determines the fair value of its investments, in the absence of observable market prices, using the valuation methodologies described below applied on a consistent basis. For some investments, market activity may be minimal or nonexistent and management’s determination of fair value is then based on the best information available in the circumstances and may incorporate management’s own assumptions, which involves a significant degree of judgment.
Financial instruments measured and reported at fair value are classified and disclosed in one of the following categories.
Level 1 – Quoted prices are available in active markets for identical financial instruments as of the reporting date. The types of financial instruments included in Level 1 are mutual funds. As required by the fair value measurements guidance, the Company does not adjust the quoted price for these financial instruments, even in situations where it holds a large position and a sale could reasonably impact the quoted price.
Level 2 – Fair values are based on quoted prices for similar assets or liabilities in active and inactive markets. Inactive markets involve few transactions for similar assets or liabilities and the prices are not current or price quotations vary substantially over time or among market makers, which would include some broker quotes. Level 2 inputs also include corroborated market data such as interest rate spreads, yield curves, volatilities, prepayment speeds, credit risks and default rates. The Company does not hold any Level 2 securities in the Separate Account.
Level 3 – Pricing inputs are unobservable for the financial instrument and include situations where there is little, if any, market activity for the financial instrument. These inputs may reflect the Company’s estimates of the assumptions that market participants would use in valuing the financial instruments. The Company does not hold any Level 3 securities in the Separate Account.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, a financial instrument’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The assessment of the

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements
significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the financial instrument.
At December 31, 2025, the Company's investments were classified as follows:

	Quoted prices	Significant
	in active	other	Significant
	markets for	observable	unobservable
	identical assets	inputs	inputs
Assets	(Level 1)	(Level 2)	(Level 3)	Total
Mutual Funds	$2,620,634,285	$—	$—	$2,620,634,285
The first-in, first-out (“FIFO”) method is used to determine realized gains and losses on investments. Dividend and capital gain distributions are recorded as income on the ex-dividend date.
The Separate Account had no liabilities or changes in liabilities as of and for the year ended December 31, 2025.
The contracts do not provide for a variable payout option; therefore, all assets in the Separate Account are in the accumulation phase.

Federal Income Taxes
The operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the policies, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current law, the Company pays no tax on investment income and capital gains reflected in variable annuity policy reserves. However, the Company retains the right to charge for any federal income tax incurred which is attributable to the Separate Account if the law is changed. Charges for state and local taxes, if any, attributable to the Separate Account may also be made.

Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts in the financial statements and related notes at the date of the financial statements. Actual results could differ from those estimates.
Segment Reporting
The Company has designated the Associate Vice President of Security Operations as the Chief Operating Decision Maker ("CODM") for the subaccounts. The CODM has determined that each

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements
subaccount of the Separate Account constitutes a single operating segment and therefore, a single reportable segment. We report our subaccount results consistent with the manner in which the CODM reviews the increase (decrease) in net assets from operations as their performance measure in order to make operational decisions while also monitoring the net assets of each of the subaccounts within the Separate Account. Investment performance of the subaccounts may vary based on the underlying fund's investment objectives specified in the fund prospectus. The accounting policies used to measure profit and loss of the segment are the same as those described in the summary of significant accounting policies. The measure of segment assets is reported on the Statements of Net Assets as net assets. Refer to the Statements of Operations and Changes in Net Assets and related notes for each subaccount's operating segment significant expenses.
Subsequent Events
The Separate Account has evaluated subsequent events through April 17, 2026, which is the date the financial statements were available to be issued. Excluding the events below there are no additional subsequent transactions that require disclosure in the financial statements.

Effective March 31, 2026, the CAM Mid Cap Growth Portfolio will be closed to new investors followed by a hard closure effective April 20, 2026. Then on April 27, 2026 the fund will be liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of Calvert Variable Series, Inc. All policyowners will be given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge. Any funds remaining after April 27, 2026 will be transferred to the VIPF Government Money Market Portfolio Service Class 2.
Effective April 17, 2026, two new funds will be introduced including the LFVIP ClearBridge Variable Dividend Strategy II and LFVIP ClearBridge Variable Large Cap Growth II funds. Following this on April 24, 2026, the LMVET ClearBridge Variable Dividend Strategy and LMVET ClearBridge Variable Large Cap Growth funds will reorganize into the new funds.
Effective May 1, 2026, seven funds will be added under VIPF including, Comm Services Svc 2, Disciplined Small Cap Svc 2, Floating Rate Hi Inc Svc 2, Hedged Equity Service 2, Industrials Service 2, Materials Service 2, Utilities Service 2 In addition, two funds will be added under CVP including Intermediate Bond 2 and Small Company Growth 2. Global Sust Eq Svc will be added under JANUS.
Effective May 1, 2026, eight funds will be closed to new investors including CAM Mid Cap Growth Portfolio, VIPF Funds Manager 50% Portfolio, VIPF Funds Manager 70% Portfolio, VIPF Funds Manager 85% Portfolio, INV Balanced-Risk Allocation Fund, LRS Global Dynamic Multi Asset Portfolio, LRS International Equity Portfolio and ROYCE Small Cap Portfolio.

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements
2.Expenses
The Company is compensated for certain expenses as described below. The rates of each applicable charge are described in the Separate Account’s prospectus.
•A contract administration fee (admin fee) is charged to cover the Company’s record keeping and other administrative expenses incurred to operate the Separate Account. This fee is allocated to the individual portfolios of the Funds based on the net asset value of the portfolios in proportion to the total net asset value of the Separate Account.
•A mortality and expense risk charge (M&E charge) is charged in return for the Company’s assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with policies issued. This fee is charged directly to the individual portfolios of the Funds based on the net asset value of the portfolio.
•An annual maintenance fee is collected covering record keeping and other expenses incurred to maintaining the contracts.

•A transfer charge is imposed on each transfer between portfolios of the Separate Account in excess of a stipulated number of transfers in any one contract year. A deferred sales charge may be imposed in the event of a full or partial withdrawal within the stipulated number of years.

The rates of each applicable charge depending on the product are summarized below. The disclosed M&E rates represent the base charges applied to the product. Additional charges may apply based on optional riders elected by the policyholder.

Product	M&E Charge	Admin Fee	Maintenance Fee
Midland National Advantage Variable Annuity*	0.95%	0.00%	$30.00
Midland National Advantage II*	1.40%	0.00%	$30.00
Midland National Advantage III*	1.35%	0.00%	$30.00
Midland National MNL Advisor*	1.55%	0.00%	$30.00
Midland National Variable Annuity*	1.25%	0.15%	$33.00
Midland National Variable Annuity II*	1.25%	0.15%	$35.00
Midland National Vector Variable Annuity*	0.85% to 1.10%	0.45%	$30.00
Midland National Vector II Variable Annuity*	1.20% to 1.45%	0.45%	$30.00
Sammons Retirement Solutions LiveWell Variable Annuity	1.00% to 1.30%	0.35%	$40.00
Sammons Retirement Solutions LiveWell Freedom Variable Annuity*	0.90%	0.35%	$0.00
Sammons Retirement Solutions LiveWell Dynamic Annuity	0.80%	0.35%	$0.00
Oak Elite Advisory Registered Index-Linked Variable Annuity	0.15%	0.10%	$0.00

*New contracts are no longer being issued for this product

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements
3.Purchases and Sales of Investment Securities
The aggregate cost of purchases and proceeds from sales of investments for the years ended December 31, 2025 and 2024 were as follows:

	2025		2024
Portfolio	Purchases	Sales	Purchases	Sales

Fidelity Variable Insurance Products
Government Money Market Portfolio	$626,214	$1,896,015	$1,777,376	$2,481,191
High Income Portfolio	307,142	763,156	579,434	956,305
Equity-Income Portfolio	475,018	1,114,000	799,223	1,182,980
Growth Portfolio	1,371,817	1,071,550	2,859,917	2,156,397
Overseas Portfolio	718,430	975,415	510,672	1,751,081
Mid Cap Portfolio	4,613,811	3,663,711	5,820,784	4,234,779
Asset Manager 50% Portfolio	56,603	145,960	25,534	55,094
Investment Grade Bond Portfolio	4,529,244	2,250,847	2,615,633	2,454,676
Index 500 Portfolio	625,189	5,061,053	1,282,901	4,499,741
Contrafund Portfolio	24,674,427	13,074,186	20,587,458	10,576,103
Asset Manager 70% Portfolio	62,643	58,969	49,043	268,715
Balanced Portfolio	293,403	425,783	676,906	321,235
Growth & Income Portfolio	374,791	375,937	283,810	306,735
Growth Opportunities Portfolio	10,386,170	11,862,070	8,403,335	12,449,749
Value Strategies Portfolio	1,259,638	784,594	1,227,705	779,424
Strategic Income Portfolio	5,268,870	2,807,360	4,707,259	3,102,797
Emerging Markets Portfolio	4,061,246	1,400,414	470,070	1,321,190
Real Estate Portfolio	1,663,067	3,450,039	1,143,611	3,487,867
Funds Manager 50% Portfolio	1,545,715	1,177,626	308,569	2,459,196
Funds Manager 70% Portfolio	1,347,610	528,600	525,441	1,033,385
Funds Manager 85% Portfolio	411,248	688,425	884,559	441,560
Government Money Market Portfolio Service Class 2	1,017,690,382	1,003,653,820	510,617,285	474,648,720
International Capital Appreciation Portfolio	2,536,610	1,415,358	1,627,440	1,500,166
Energy Portfolio	994,100	341,157	893,087	88,497
Lincoln VIP American Century
Balanced Fund	512,942	1,320,430	719,829	944,035
Capital Appreciation Fund	1,748,571	619,804	859,185	940,498
International Fund	528,226	804,639	638,228	889,852
Value Fund	8,310,642	16,587,850	10,139,872	14,943,592
Disciplined Core Value Fund	968,292	1,530,305	760,519	1,425,397
Inflation Protection Fund	853,257	1,327,527	1,429,948	3,095,871
Large Company Value Fund	125,004	332,327	179,177	129,297
Mid Cap Value Fund	4,953,649	6,791,394	4,744,353	7,342,117
Ultra Fund	2,409,280	3,676,044	4,668,110	5,095,424
MFS Variable Insurance Trust
Research Series	76,608	78,890	165,087	221,633
Growth Series	374,194	253,279	432,584	365,931
Investors Trust Series	129,497	21,938	24,267	28,107
New Discovery Series	1,115,601	1,981,006	2,247,699	2,601,200
Corporate Bond Portfolio	920,408	1,210,305	978,881	1,081,458
Emerging Markets Equity Portfolio	972,321	1,677,349	643,508	707,116

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	2025		2024
Portfolio	Purchases	Sales	Purchases	Sales
Technology Portfolio	7,065,268	5,225,306	4,828,012	2,882,560
Global Tactical Allocation Portfolio	270,629	182,299	134,887	155,810
International Intrinsic Value Portfolio	3,544,585	4,171,425	1,894,054	2,953,775
Utilities Series Portfolio	4,899,581	3,880,457	2,725,524	2,638,147
Blended Research Core Equity Portfolio	1,946,299	2,199,632	2,206,096	1,624,509
Global Real Estate Portfolio	89,314	206,641	326,618	331,022
Lord Abbett Series Fund, Inc.
Growth & Income Portfolio	198,257	219,143	399,103	361,321
Mid-Cap Stock Portfolio	166,357	261,746	909,414	1,055,395
Bond-Debenture Portfolio	4,388,774	4,843,372	3,888,369	5,445,470
Fundamental Equity Portfolio	243,245	352,111	191,769	397,914
Developing Growth Portfolio	223,569	939,601	232,057	883,007
Short Duration Income Portfolio	5,048,752	3,543,139	4,016,558	4,450,494
Alger Fund
LargeCap Growth Portfolio	786,051	1,160,020	511,607	2,155,704
MidCap Growth Portfolio	45,844	650,075	545,734	1,236,425
Capital Appreciation Portfolio	1,281,182	862,280	283,655	943,936
SmallCap Growth Portfolio	12,256	41,020	26,797	88,706
Capital Appreciation Portfolio Class S	15,019,721	13,574,805	2,744,676	12,057,872
Calvert Variable Series, Inc.
Mid Cap Growth Portfolio	630,082	550,298	340,766	679,433
SRI Balanced Portfolio	1,697,580	2,124,535	3,316,460	2,231,376
Calvert Variable Trust, Inc.
S&P 500 Index Portfolio	229,202	508,075	233,085	618,952
Invesco Variable Insurance Funds
Technology Fund	278,237	273,534	229,192	637,032
Diversified Dividend Fund	1,921,128	1,408,944	1,115,925	458,321
Health Care Fund	81,865	514,384	631,164	314,646
Global Real Estate Fund	11,410	34,641	4,952	19,853
International Equity Fund	111,881	120,842	126,151	147,045
Main Street Mid Cap Fund	24,843	28,451	17,675	54,381
Discovery Mid Cap Growth Fund	1,877,893	1,813,939	1,394,308	1,717,470
Global Fund	2,570,346	1,395,892	1,298,937	2,360,623
Main Street Fund	1,491,909	1,757,907	2,524,176	1,870,456
Main Street Small Cap Fund	2,721,094	3,019,778	2,986,984	4,153,589
Balanced-Risk Allocation Fund	226,014	34,073	147,480	68,913
Core Plus Bond Fund	1,632,602	813,972	1,401,584	1,291,115
Equity and Income Fund	1,488,296	859,554	1,371,786	2,232,939
Small Cap Equity Fund	2,012,689	1,279,970	2,152,566	885,417
Equally Weighted S&P 500 Fund	6,259,643	2,140,961	2,936,278	1,331,005
Growth and Income Fund	42,291	52,558	61,715	49,720
American Value Fund	61,118	53,571	5,738	44,688
International Growth II Fund	4,472,786	4,501,772	4,014,150	3,804,703
Lincoln Financial Variable Insurance Portfolios
Core Bond Portfolio	110,474	256,270	118,073	183,809
Small Cap Core Portfolio	330,727	404,264	228,638	400,737
Rydex Variable Trust
Nova Fund	28,498	115,004	98,199	445,595
NASDAQ-100 Fund	151,075	218,094	153,903	1,111,505

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	2025		2024
Portfolio	Purchases	Sales	Purchases	Sales
U.S. Government Money Market Fund	78,752	110,044	42,036	231,701
Inverse S&P 500 Strategy Fund	5,772	2,425	7,563	4,089
Inverse NASDAQ-100 Strategy Fund	5,690	10,925	7,836	930
Inverse Government Long Bond Strategy Fund	329	158	734	4,326
Government Long Bond 1.2x Strategy	2,909	1,374	3,397	17,999
NASDAQ-100 2x Strategy Fund	—	—	—	—
Inverse Dow 2x Strategy Fund	—	—	—	—
Rydex Variable Insurance Funds
Biotechnology Fund	215,755	662,085	324,377	550,579
S&P 500 Pure Growth Fund	557,186	816,408	193,371	1,516,298
S&P MidCap 400 Pure Growth Fund	76,863	182,006	30,527	352,213
Guggenheim Variable Insurance Funds
Long Short Equity Fund	—	—	904,983	1,961,963
Multi-Hedge Strategies Fund	126,234	266,410	140,673	277,632
Global Managed Futures Strategy Fund	216,582	222,191	444,187	487,125
New Age Alpha
Small Cap Value Fund	1,113,973	634,156	771,583	1,513,712
ProFunds VP
Profund Access VP High Yield Fund	673	3,244	3,973	9,994
Asia 30	3,155	4,798	1,325	4,167
Banks	10,150	42,070	34,732	30,284
Materials	3,840	32,618	36,752	24,453
Bear	567	2,996	2,487	1,602
Biotechnology	47,216	36,871	120,344	76,609
Bull	71,813	125,446	82,923	260,790
Consumer Staples	25,451	45,405	64,596	53,871
Consumer Discretionary	20,498	22,742	20,006	35,261
Dow 30	62,779	100,382	87,743	73,075
Emerging Markets	41,153	52,121	33,578	40,017
Europe 30	20,103	22,076	12,944	19,047
Falling U.S. Dollar	47,020	34,562	34,887	34,199
Financials	23,469	17,990	22,574	17,885
Health Care	37,090	44,760	22,794	164,842
Industrials	54,208	40,020	68,120	46,410
International	17,136	18,782	1,249	23,511
Internet	32,246	71,863	29,706	41,877
Japan	10,251	7,924	8,261	3,062
Large-Cap Growth	166,871	268,430	18,775	223,794
Large-Cap Value	355,338	388,705	99,389	238,151
Mid-Cap	6,106	8,053	5,449	18,235
Mid-Cap Growth	41,236	35,099	14,128	111,345
Mid-Cap Value	7,258	15,103	11,187	19,716
Government Money Market	222,985	675,227	1,023,225	1,178,803
Energy	50,078	68,448	157,129	217,248
NASDAQ-100	64,228	65,865	99,211	81,652
Pharmaceuticals	1,473	2,376	13,941	19,729
Precious Metals	325,915	399,969	256,156	226,776
Real Estate	838	17,920	5,005	3,087
Rising Rates Opportunity	24	1,578	7,251	13,877

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	2025		2024
Portfolio	Purchases	Sales	Purchases	Sales
Semiconductor	265,182	80,928	1,071,746	1,011,446
Short Dow 30	13,291	2,522	2,560	2,550
Short Emerging Markets	—	—	—	—
Short International	14,906	5,574	7,778	7,749
Short Mid-Cap	13,397	2,558	2,539	2,440
Short NASDAQ-100	—	—	—	—
Short Small-Cap	55	62	1,813	1,798
Small-Cap	23,695	34,595	7,575	65,108
Small-Cap Growth	10,020	27,769	20,896	34,543
Small-Cap Value	4,952	17,620	30,005	35,882
Technology	116,979	100,142	110,557	86,155
Communication Services	13,264	663	—	84
U.S. Government Plus	8,884	15,751	21,165	15,041
UltraBull	254,086	102,171	111,402	85,787
UltraMid-Cap	103,317	113,879	26,029	28,914
UltraNASDAQ-100	371,890	199,882	120,842	201,053
UltraShort Dow 30	1	89	5	95
UltraShort NASDAQ-100	—	30	2	32
UltraSmall-Cap	12,844	19,048	27,698	14,856
Utilities	9,351	22,311	20,671	127,313
VanEck Worldwide Insurance Trust
Global Resources Fund	822,780	1,399,582	647,383	1,527,133
Emerging Markets Fund	31,521	357,504	136,350	184,741
Emerging Markets Bond Fund	177,486	158,757	425,998	511,781
Janus Henderson Series
Global Technology and Innovation Portfolio	9,299,648	4,793,706	4,462,352	4,358,730
Overseas Portfolio	411,024	262,781	328,444	689,347
Research Portfolio	8,083	6,948	24,375	68,586
Enterprise Services Portfolio	7,882,584	7,740,016	5,692,080	9,819,259
Global Research Portfolio	2,184,061	877,250	2,097,372	464,142
Mid Cap Value Portfolio	1,403,230	1,355,687	1,385,186	1,128,927
Balanced Portfolio	19,894,226	15,655,679	8,472,919	16,756,001
Flexible Bond Portfolio	596,921	2,253,840	1,297,142	1,595,545
Forty Portfolio	723,222	136,847	396,119	3,716
PIMCO Variable Insurance Trust
Total Return Portfolio	10,189,801	6,651,714	7,930,175	5,517,652
Low Duration Portfolio	3,807,929	5,935,437	4,194,032	6,805,102
High Yield Portfolio	4,910,309	4,462,317	11,223,613	8,355,769
Real Return Portfolio	2,570,180	4,282,843	2,039,622	3,381,589
All Asset Portfolio	282,563	460,649	459,072	476,463
Global Managed Asset Allocation Portfolio	95,059	81,800	56,492	61,844
Short-Term Portfolio	4,438,753	10,250,625	6,055,330	14,124,535
Emerging Markets Bond Portfolio	363,022	465,401	245,294	332,395
Global Bond Opportunities Portfolio	3,771	1,412	6,082	1,020
Commodity Real Return Strategy Portfolio	1,002,812	1,967,390	934,775	2,302,116
International Bond (USD-Hedged) Portfolio	552,027	447,038	851,468	1,475,956
Dynamic Bond Adv Portfolio	853,652	669,394	549,607	738,348
Income Advisor Portfolio	8,032,742	7,151,611	7,083,295	9,269,573
StocksPLUS Global Portfolio	1,815,932	211,524	760	3

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	2025		2024
Portfolio	Purchases	Sales	Purchases	Sales
Global Diversified Allocation Advisor Portfolio	4,850	37	—	—
Goldman Sachs Variable Insurance Trust
Small Cap Equity Insights Fund	304,119	332,773	616,250	725,995
Large Cap Value Fund	100,288	41,929	302,630	237,928
Mid Cap Value Fund	425,633	415,842	379,939	593,678
Neuberger Berman Advisors Management Trust
Mid-Cap Growth Portfolio	133,828	127,423	323,928	398,764
AMT Mid Cap Intrinsic Value Portfolio	98,526	92,408	62,940	62,180
BNY Mellon Variable Investment Fund
Appreciation Portfolio	173,502	151,001	155,191	178,340
Sustainable U.S. Equity Portfolio	2,214	7,198	18,320	13,489
Morgan Stanley Variable Institutional Funds
Emerging Markets Debt Portfolio	2,085	2,122	3,143	7,719
Emerging Markets Equity Portfolio	6,116	11,366	7,291	28,383
Discovery Portfolio	1,502	5,392	452	4,861
U.S. Real Estate Portfolio	—	—	1,424	45,646
Northern Lights Variable Trust
Power Dividend Index Fund	8,216	346,023	19,722	252,697
AB Variable Products Series
Dynamic Asset Allocation Portfolio	79,593	277,258	33,542	219,525
Small Cap Growth Portfolio	724	295	—	2,901
Discovery Value Portfolio	1,213,820	867,571	1,386,098	2,276,173
BlackRock Variable Series Fund, Inc.
Basic Value Fund	914,697	950,753	1,118,335	1,011,013
Capital Appreciation Fund	45,077	68,691	153,275	170,172
Equity Dividend Fund	8,925,182	5,584,385	7,519,592	6,776,960
Global Allocation Fund	3,326,044	3,043,665	1,800,739	2,477,598
Advantage Large Cap Core Fund	62,967	94,190	58,214	78,218
Large Cap Focus Growth Fund	7,231,298	5,393,550	4,298,743	4,392,834
60/40 Target Allocation ETF Fund	1,698,143	3,195,646	3,777,568	1,399,451
Total Return Fund	255,409	197,135	357,192	49,242
S&P 500 Fund	168,073	260,957	104,129	206,837
Columbia Variable Portfolio
Contrarian Core 2 Portfolio	3,917,198	4,036,720	4,315,248	2,729,910
Dividend Opportunity Portfolio	1,690,923	2,606,845	1,339,729	2,563,728
Emerging Markets Bond Portfolio	431,536	1,108,906	387,862	907,277
High Yield Portfolio	3,815,464	2,794,388	2,873,475	2,621,498
Select Large-Cap Value Portfolio	2,526,115	3,213,835	4,391,817	6,419,092
Seligman Global Tech Portfolio	9,477,376	7,011,649	8,001,219	7,091,169
US Government Mortgage Portfolio	463,940	360,857	248,173	82,343
Strategic Income Portfolio	588,558	437,654	591,688	354,022
Emerging Markets Portfolio	46,033	64,357	87,115	33,791
Select Mid Cap Value Portfolio	823,314	382,703	1,379,961	81,060
Small Cap Value Portfolio	2,159,251	467,273	1,432,482	207,623
DWS Variable Insurance Portfolios
Equity 500 Index Portfolio	27,688,596	13,639,501	18,508,075	12,495,348
Small Cap Index Portfolio	1,917,670	1,160,424	964,726	1,819,294
Alternative Asset Allocation Portfolio	96,827	255,892	80,079	156,143
Global Small Cap Portfolio	—	—	9,927	169,166

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	2025		2024
Portfolio	Purchases	Sales	Purchases	Sales
Small Mid Cap Value Portfolio	446,670	1,036,658	276,760	957,171
CROCI US Portfolio	—	—	1,380	190,693
High Income Portfolio	—	—	83,322	624,487
Eaton Vance Variable Trust
Floating Rate Income Portfolio	5,594,566	8,002,478	10,079,579	10,034,366
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Fund	584,123	821,375	265,002	805,479
Income Fund	5,304,162	5,950,194	6,348,560	6,128,928
Global Bond Fund	993,320	4,327,541	1,659,900	3,434,331
Foreign Fund	3,825,923	8,901,204	2,783,771	6,488,294
Developing Markets Fund	720,795	702,157	175,685	506,944
Mutual Global Discovery Fund	524,962	899,365	804,062	1,110,910
Rising Dividends Fund	6,197,858	6,821,959	4,978,836	5,211,474
DynaTech 2 Fund	4,896,102	2,151,042	3,527,393	1,468,698
Global Real Estate Fund	160,683	33,609	67,604	15,734
VolSmart Allocation Fund	25,751	182,748	219,779	180,498
Nomura Variable Insurance Portfolio
Asset Strategy Portfolio	196,245	283,148	148,940	396,009
Balanced Portfolio	304,300	1,220,621	131,858	1,105,360
Global Equity Portfolio	—	—	42,984	1,043,382
Energy Portfolio	71,279	271,583	85,084	364,004
Natural Resources Portfolio	14,565	198,539	95,571	125,393
Growth Portfolio	529,482	649,904	488,188	455,280
High Income Portfolio	699,198	1,646,496	833,505	1,751,213
International Core Equity Portfolio	458,855	1,612,502	1,276,430	1,059,071
Global Growth Portfolio	169,571	351,925	1,056,233	243,575
Mid Cap Growth Portfolio	2,035,756	1,616,378	518,540	2,508,577
Science and Technology Portfolio	2,381,796	2,998,564	740,012	3,364,261
Small Cap Growth Portfolio	105,093	823,252	89,378	862,111
SMID Cap Core Portfolio	850,761	1,950,513	576,004	2,854,238
Total Return Portfolio	9,359	9,586	2,726	4,272
International Portfolio	—	—	22,773	982,970
Opportunity Portfolio	426,784	1,902,333	488,377	1,611,498
Lazard Retirement Series, Inc.
International Equity Portfolio	3,719,696	3,803,029	101,708	123,693
Global Dynamic Multi Asset Portfolio	346,317	461,549	187,701	528,910
Legg Mason Partners Variable Equity Trust
Western Asset Variable Global High Yield Bond Portfolio	180,961	412,528	189,067	661,093
ClearBridge Variable Mid Cap Portfolio	2,031,916	2,681,915	2,216,282	2,770,584
ClearBridge Variable Dividend Strategy Portfolio	8,425,414	6,596,587	7,257,332	13,531,376
ClearBridge Variable Small Cap Growth Portfolio	1,654,291	2,651,462	3,101,147	2,487,942
ClearBridge Variable Growth Portfolio	146,106	203,859	245,794	87,536
Western Asset Variable Core Bond Plus Portfolio	4,642,887	13,698,542	12,889,533	10,343,453
ClearBridge Variable Large Cap Growth Portfolio	5,625,704	7,243,901	5,578,225	7,159,084

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	2025		2024
Portfolio	Purchases	Sales	Purchases	Sales
Victory Pioneer Variable Contracts Trust
Fund Portfolio	1,654,332	1,641,087	1,951,040	631,524
Bond Portfolio	8,616,567	9,836,347	9,841,088	8,769,722
Strategic Income Portfolio	677,054	1,916,174	957,815	1,710,061
Equity Income Portfolio	2,347,200	2,264,115	3,647,775	2,807,439
High Yield Portfolio	38,523	63,900	42,646	88,467
Prudential Series Funds
Natural Resources Portfolio	2,966	563,785	10,429	97,290
Mid-Cap Growth Portfolio	166	107,217	1,680	10,092
PGIM Jennison Blend Portfolio	450,648	143,562	7,389	38,736
PGIM Jennison Growth II Portfolio	112,844	46,210	—	—
Royce Capital Fund
Micro-Cap Portfolio	42,910	56,729	22,746	17,345
Small Cap Portfolio	2,045,306	2,032,609	2,519,166	1,610,455
Alps Fund
Alerian Energy Infrastructure Portfolio	3,698,519	3,113,365	2,549,134	1,990,806
Global Opportunity Portfolio	576,122	235,458	307,331	224,043
American Funds IS
Asset Allocation Fund	20,437,810	25,455,820	20,123,671	29,062,885
Washington Mutual Investors Fund	18,098,263	11,718,719	11,378,757	11,335,815
Ultra-Short Bond Fund	4,709,006	5,640,358	2,880,177	6,055,041
Capital Income Builder Fund	4,570,121	6,919,472	5,161,300	4,371,804
Global Growth Fund	9,702,538	6,777,928	6,200,158	7,048,436
Capital World Growth and Income Fund	5,194,728	4,234,108	2,498,244	4,462,072
Global Small Capitalization Fund	1,424,630	1,835,515	1,128,788	1,522,204
Growth Fund	25,301,318	16,078,015	16,074,244	15,286,830
Growth-Income Fund	32,506,782	16,350,761	15,971,815	11,396,919
International Fund	1,198,591	1,942,307	1,472,746	2,496,268
International Growth and Income Fund	1,821,425	1,721,847	1,210,659	1,980,571
New World Fund	5,327,830	8,714,120	2,886,567	5,166,918
U.S. Government Securities Fund	7,006,835	6,731,084	2,784,761	8,329,797
Global Balanced Fund	829,519	117,308	559,097	36,724
The Bond Fd of America Fund	4,468,884	1,218,121	5,168,268	146,326
T. Rowe Price
Blue Chip Growth Portfolio	18,703,544	18,902,736	12,269,173	17,080,245
Health Sciences Portfolio	5,486,129	13,572,419	7,419,716	5,802,681
Equity Income Portfolio	3,211,325	1,720,573	1,224,959	262,740
Mid-Cap Growth Portfolio	3,061,801	526,469	1,760,396	145,506
John Hancock Variable Insurance Trust
Financial Industries Portfolio	4,617,035	1,665,190	592,747	942,482
Fundamental All Cap Core Portfolio	18,093	74,016	21,155	43,545
Select Bond Portfolio	79,586	10,074	191,259	153,245
Strategic Income Opportunities Portfolio	704,326	210,697	866,284	260,672
Federated Hermes
High Income Bond Portfolio	528,494	401,605	375,256	888,044
Kaufmann Portfolio	988,990	1,047,533	532,618	1,657,292
Managed Volatility Portfolio	100,771	20,586	176,293	256,418
Principal Variable Contracts
Blue Chip Fund	589,045	1,987,556	959,399	510,675

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	2025		2024
Portfolio	Purchases	Sales	Purchases	Sales
Equity Income Fund	11,187	492,478	94,604	82,052
Diversified Balance Fund	101,165	2,518,436	535,949	234,443
Diversified Growth Fund	16,543	1,112,396	850,836	31,640
Diversified Income Fund	3	164,690	78,024	4,226
Blue Chip PVC 2 Fund	2,320,552	133,348	—	—
Equity Income 2 Fund	538,793	55,369	—	—
Diversified Balance 2 Fund	2,745,888	303,170	—	—
Diversified Growth 2 Fund	1,106,310	13,361	—	—
Diversified Income 2 Fund	146,593	1,786	—	—
Putnam Variable Trust
Core Equity Fund	1,203,034	468,081	45,399	138
Emerging Markets Equity Fund	113,336	18,017	—	—
Focused International Equity Fund	31,911	25,930	—	—
George Putnam Balanced Fund	2,618,378	1,643,687	1,697	7
Global Asset Allocation Fund	169,651	1,225	—	—
Global Health Care Fund	922,826	711,832	29,948	59
High Yield Fund	188,495	26,343	—	—
International Equity Fund	617,135	18,192	—	—
International Value Fund	2,875,976	596,474	604,078	24,195
Large Cap Growth Fund	1,532,913	295,147	162,651	3,219
Large Cap Value Fund	11,153,881	1,656,918	2,114,552	109,000
Research Fund	162,702	86,855	—	—
Small Cap Growth Fund	1,049,001	25,270	215,131	1,237
Small Cap Value Fund	328,481	175,109	54,605	79

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements
4.Summary of Changes from Unit Transactions
Transactions in units for the years ended December 31, 2025 and 2024 were as follows:

	2025			2024
			Net Increase/			Net Increase/
Portfolio	Purchases	Sales	(Decrease)	Purchases	Sales	(Decrease)

Fidelity Variable Insurance Products
Government Money Market Portfolio	34,533	152,668	(118,135)	119,703	234,777	(115,074)
High Income Portfolio	5,216	35,605	(30,389)	23,658	61,299	(37,641)
Equity-Income Portfolio	992	17,340	(16,348)	6,841	24,214	(17,373)
Growth Portfolio	1,318	8,726	(7,408)	12,938	18,941	(6,003)
Overseas Portfolio	8,947	30,780	(21,833)	8,523	64,852	(56,329)
Mid Cap Portfolio	122,565	124,196	(1,631)	159,833	149,275	10,558
Asset Manager 50 % Portfolio	12	3,659	(3,647)	46	1,120	(1,074)
Investment Grade Bond Portfolio	456,684	217,020	239,664	265,013	255,267	9,746
Index 500 Portfolio	7,834	99,422	(91,588)	19,238	78,278	(59,040)
Contrafund Portfolio	400,134	284,122	116,012	472,988	256,462	216,526
Asset Manager 70% Portfolio	516	1,311	(795)	644	6,069	(5,425)
Balanced Portfolio	413	8,325	(7,912)	12,111	6,089	6,022
Growth & Income Portfolio	3,204	5,439	(2,235)	2,692	4,651	(1,959)
Growth Opportunities Portfolio	451,127	469,636	(18,509)	463,490	577,439	(113,949)
Value Strategies Portfolio	41,962	23,981	17,981	25,373	21,691	3,682
Strategic Income Portfolio	389,302	212,031	177,271	363,666	247,318	116,348
Emerging Markets Portfolio	215,875	73,327	142,548	33,052	104,662	(71,610)
Real Estate Portfolio	86,028	190,646	(104,618)	41,160	201,715	(160,555)
Funds Manager 50% Portfolio	79,556	61,415	18,141	13,799	149,949	(136,150)
Funds Manager 70% Portfolio	64,979	20,615	44,364	22,088	46,786	(24,698)
Funds Manager 85% Portfolio	15,133	25,308	(10,175)	48,416	19,097	29,319
Government Money Market Portfolio Service Class 2	93,514,255	92,541,959	972,296	48,228,036	45,017,624	3,210,412
International Capital Appreciation Portfolio	162,166	87,336	74,830	116,867	106,021	10,846
Energy Portfolio	95,677	32,183	63,494	84,493	8,254	76,239
Lincoln VIP American Century
Balanced Fund	30,241	89,836	(59,595)	47,015	58,769	(11,754)
Capital Appreciation Fund	97,080	17,918	79,162	27,847	13,054	14,793
International Fund	19,908	30,854	(10,946)	26,744	36,345	(9,601)
Value Fund	89,455	593,721	(504,266)	186,089	593,595	(407,506)
Disciplined Core Value Fund	57,170	89,085	(31,915)	42,266	73,449	(31,183)
Inflation Protection Fund	44,541	117,779	(73,238)	123,201	310,006	(186,805)
Large Company Value Fund	2,814	11,575	(8,761)	5,591	5,205	386
Mid Cap Value Fund	77,911	241,834	(163,923)	114,559	299,303	(184,744)
Ultra Fund	40,673	72,693	(32,020)	106,845	135,035	(28,190)
MFS Variable Insurance Trust
Research Series	58	1,411	(1,353)	2,930	4,257	(1,327)
Growth Series	350	2,811	(2,461)	4,435	4,988	(553)
Investors Trust Series	27	349	(322)	22	540	(518)
New Discovery Series	78,213	132,115	(53,902)	182,507	156,611	25,896
Corporate Bond Portfolio	65,078	102,466	(37,388)	74,214	94,464	(20,250)
Emerging Markets Equity Portfolio	71,330	135,139	(63,809)	56,235	65,165	(8,930)
Technology Portfolio	133,371	156,736	(23,365)	167,251	65,213	102,038
Global Tactical Allocation Portfolio	12,526	11,626	900	9,218	10,477	(1,259)

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	2025			2024
			Net Increase/			Net Increase/
Portfolio	Purchases	Sales	(Decrease)	Purchases	Sales	(Decrease)
International Intrinsic Value Portfolio	129,369	174,143	(44,774)	75,694	140,439	(64,745)
Utilities Series Portfolio	200,025	173,363	26,662	107,807	124,632	(16,825)
Blended Research Core Equity Portfolio	30,944	78,266	(47,322)	80,056	64,072	15,984
Global Real Estate Portfolio	7,692	18,648	(10,956)	29,628	29,487	141
Lord Abbett Series Fund, Inc.
Growth & Income Portfolio	930	4,526	(3,596)	8,398	8,747	(349)
Mid-Cap Stock Portfolio	1,618	5,507	(3,889)	19,639	25,669	(6,030)
Bond-Debenture Portfolio	244,618	332,785	(88,167)	217,182	408,524	(191,342)
Fundamental Equity Portfolio	3,097	13,385	(10,288)	3,747	16,905	(13,158)
Developing Growth Portfolio	13,519	36,142	(22,623)	28,310	44,214	(15,904)
Short Duration Income Portfolio	405,314	317,836	87,478	329,077	412,913	(83,836)
Alger Fund
LargeCap Growth Portfolio	3,719	16,826	(13,107)	13,509	50,385	(36,876)
MidCap Growth Portfolio	1,283	14,523	(13,240)	15,399	32,108	(16,709)
Capital Appreciation Portfolio	8,385	8,574	(189)	3,665	13,835	(10,170)
SmallCap Growth Portfolio	265	1,357	(1,092)	641	2,337	(1,696)
Capital Appreciation Portfolio Class S	169,603	233,981	(64,378)	92,923	280,161	(187,238)
Calvert Variable Series, Inc.
Mid Cap Growth Portfolio	28,466	24,030	4,436	17,884	33,113	(15,229)
SRI Balanced Portfolio	74,332	121,184	(46,852)	195,959	133,558	62,401
Calvert Variable Trust, Inc.
S&P 500 Index Portfolio	2,259	10,361	(8,102)	3,201	14,517	(11,316)
Invesco Variable Insurance Funds
Technology Fund	2,819	4,222	(1,403)	3,557	12,622	(9,065)
Diversified Dividend Fund	124,644	104,856	19,788	77,734	33,336	44,398
Health Care Fund	1,409	13,201	(11,792)	15,907	8,242	7,665
Global Real Estate Fund	1,442	3,460	(2,018)	348	1,755	(1,407)
International Equity Fund	6,846	8,173	(1,327)	8,451	9,832	(1,381)
Main Street Mid Cap Fund	381	1,070	(689)	586	2,275	(1,689)
Discovery Mid Cap Growth Fund	80,273	86,278	(6,005)	77,266	81,685	(4,419)
Global Fund	55,680	61,475	(5,795)	49,208	120,272	(71,064)
Main Street Fund	40,259	71,418	(31,159)	73,403	81,924	(8,521)
Main Street Small Cap Fund	88,442	150,444	(62,002)	139,453	209,143	(69,690)
Balanced-Risk Allocation Fund	18,798	2,881	15,917	12,371	6,684	5,687
Core Plus Bond Fund	158,329	84,607	73,722	142,933	141,418	1,515
Equity and Income Fund	94,289	66,852	27,437	104,313	198,481	(94,168)
Small Cap Equity Fund	163,510	114,791	48,719	193,462	82,473	110,989
Equally Weighted S&P 500 Fund	440,576	166,928	273,648	237,871	108,860	129,011
Growth and Income Fund	168	1,496	(1,328)	1,155	1,530	(375)
American Value Fund	1,418	1,622	(204)	102	1,521	(1,419)
International Growth II Fund	215,043	339,381	(124,338)	225,425	292,259	(66,834)
Lincoln Financial Variable Insurance Portfolios
Core Bond Portfolio	6,235	19,632	(13,397)	6,392	15,379	(8,987)
Small Cap Core Portfolio	4,380	9,586	(5,206)	4,895	9,482	(4,587)
Rydex Variable Trust
Nova Fund	423	1,350	(927)	1,505	6,852	(5,347)
NASDAQ-100 Fund	757	1,761	(1,004)	1,360	11,852	(10,492)
U.S. Government Money Market Fund	8,101	12,262	(4,161)	3,278	7,260	(3,982)
Inverse S&P 500 Strategy Fund	8,009	3,692	4,317	8,978	7,005	1,973
Inverse NASDAQ-100 Strategy Fund	1,148	35,286	(34,138)	29,200	3,146	26,054
Inverse Government Long Bond Strategy Fund	53	39	14	200	1,585	(1,385)

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	2025			2024
			Net Increase/			Net Increase/
Portfolio	Purchases	Sales	(Decrease)	Purchases	Sales	(Decrease)
Government Long Bond 1.2x Strategy	84	73	11	101	1,554	(1,453)
NASDAQ-100 2x Strategy Fund	—	—	—	—	—	—
Inverse Dow 2x Strategy Fund	—	—	—	—	—	—
Rydex Variable Insurance Funds
Biotechnology Fund	4,486	26,024	(21,538)	3,760	23,879	(20,119)
S&P 500 Pure Growth Fund	5,107	34,175	(29,068)	6,845	66,165	(59,320)
S&P MidCap 400 Pure Growth Fund	1,055	7,840	(6,785)	1,450	16,229	(14,779)
Guggenheim Variable Insurance Funds
Long Short Equity Fund	—	—	—	59,756	127,904	(68,148)
Multi-Hedge Strategies Fund	10,527	24,622	(14,095)	8,239	23,710	(15,471)
Global Managed Futures Strategy Fund	20,352	21,731	(1,379)	38,135	43,665	(5,530)
New Age Alpha
Small Cap Value Fund	17,828	29,500	(11,672)	25,079	71,349	(46,270)
ProFunds VP
Profund Access VP High Yield Fund	5	160	(155)	170	668	(498)
Asia 30	19	262	(243)	104	251	(147)
Banks	1,260	5,269	(4,009)	5,281	4,365	916
Materials	53	1,687	(1,634)	1,960	1,209	751
Bear	663	5,948	(5,285)	2,749	2,196	553
Biotechnology	876	766	110	1,094	1,937	(843)
Bull	1,430	3,538	(2,108)	1,955	7,524	(5,569)
Consumer Staples	845	1,842	(997)	1,672	2,192	(520)
Consumer Discretionary	429	654	(225)	410	1,213	(803)
Dow 30	1,627	4,128	(2,501)	3,983	2,701	1,282
Emerging Markets	5,835	7,306	(1,471)	5,194	6,152	(958)
Europe 30	1,615	1,874	(259)	991	1,665	(674)
Falling U.S. Dollar	11,385	8,353	3,032	8,337	8,357	(20)
Financials	1,521	1,330	191	1,776	1,393	383
Health Care	794	1,323	(529)	549	5,487	(4,938)
Industrials	1,659	1,355	304	1,970	1,792	178
International	2,151	2,371	(220)	18	2,896	(2,878)
Internet	555	1,227	(672)	509	770	(261)
Japan	—	442	(442)	100	171	(71)
Large-Cap Growth	2,015	5,237	(3,222)	129	5,445	(5,316)
Large-Cap Value	14,516	17,822	(3,306)	2,231	12,334	(10,103)
Mid-Cap	117	285	(168)	172	785	(613)
Mid-Cap Growth	936	1,201	(265)	228	3,874	(3,646)
Mid-Cap Value	38	665	(627)	387	907	(520)
Government Money Market	20,181	82,238	(62,057)	124,992	150,641	(25,649)
Energy	3,352	7,440	(4,088)	13,503	20,038	(6,535)
NASDAQ-100	590	871	(281)	1,096	1,350	(254)
Pharmaceuticals	76	75	1	420	1,016	(596)
Precious Metals	39,326	47,302	(7,976)	62,014	57,408	4,606
Real Estate	1,388	2,575	(1,187)	197	112	85
Rising Rates Opportunity	1	849	(848)	(1)	7,963	(7,964)
Semiconductor	797	754	43	12,118	11,763	355
Short Dow 30	22,897	4,077	18,820	4,077	4,076	1
Short Emerging Markets	—	—	—	—	—	—
Short International	9,160	3,302	5,858	4,236	4,276	(40)
Short Mid-Cap	22,803	4,159	18,644	4,160	4,160	—
Short NASDAQ-100	—	—	—	—	—	—

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	2025			2024
			Net Increase/			Net Increase/
Portfolio	Purchases	Sales	(Decrease)	Purchases	Sales	(Decrease)
Short Small-Cap	—	44	(44)	2,796	2,922	(126)
Small-Cap	1,358	1,929	(571)	421	3,621	(3,200)
Small-Cap Growth	45	1,028	(983)	607	1,284	(677)
Small-Cap Value	83	846	(763)	1,882	2,132	(250)
Technology	1,109	1,602	(493)	1,589	1,397	192
Communication Services	641	24	617	—	5	(5)
U.S. Government Plus	716	1,707	(991)	2,024	1,333	691
UltraBull	1,220	1,331	(111)	2,502	1,389	1,113
UltraMid-Cap	3,455	3,745	(290)	933	618	315
UltraNASDAQ-100	1,106	713	393	719	999	(280)
UltraShort Dow 30	6	2,434	(2,428)	—	1,843	(1,843)
UltraShort NASDAQ-100	—	6,423	(6,423)	—	5,275	(5,275)
UltraSmall-Cap	1,023	1,480	(457)	2,201	997	1,204
Utilities	421	925	(504)	1,073	6,521	(5,448)
VanEck Worldwide Insurance Trust
Global Resources Fund	66,216	100,033	(33,817)	46,023	132,317	(86,294)
Emerging Markets Fund	759	7,976	(7,217)	3,752	4,614	(862)
Emerging Markets Bond Fund	9,091	8,797	294	27,259	33,695	(6,436)
Janus Henderson Series
Global Technology and Innovation Portfolio	162,861	103,977	58,884	126,532	110,575	15,957
Overseas Portfolio	29,087	16,991	12,096	24,010	51,316	(27,306)
Research Portfolio	20	112	(92)	478	1,498	(1,020)
Enterprise Services Portfolio	201,892	262,801	(60,909)	201,228	363,472	(162,244)
Global Research Portfolio	71,337	30,373	40,964	78,076	17,090	60,986
Mid Cap Value Portfolio	45,108	64,609	(19,501)	63,226	50,672	12,554
Balanced Portfolio	708,219	641,495	66,724	370,428	709,463	(339,035)
Flexible Bond Portfolio	33,772	202,667	(168,895)	104,660	149,870	(45,210)
Forty Portfolio	54,299	10,158	44,141	36,529	235	36,294
PIMCO Variable Insurance Trust
Total Return Portfolio	853,628	565,940	287,688	650,516	476,612	173,904
Low Duration Portfolio	291,401	560,243	(268,842)	334,121	670,724	(336,603)
High Yield Portfolio	284,441	298,603	(14,162)	766,527	582,738	183,789
Real Return Portfolio	188,084	378,657	(190,573)	160,001	311,811	(151,810)
All Asset Portfolio	11,223	30,611	(19,388)	22,979	32,409	(9,430)
Global Managed Asset Allocation Portfolio	3,227	4,122	(895)	1,524	3,486	(1,962)
Short-Term Portfolio	273,084	892,878	(619,794)	394,968	1,292,155	(897,187)
Emerging Markets Bond Portfolio	25,512	37,381	(11,869)	14,068	27,383	(13,315)
Global Bond Opportunities Portfolio	6	29	(23)	380	—	380
Commodity Real Return Strategy Portfolio	116,936	246,521	(129,585)	119,744	333,113	(213,369)
International Bond (USD-Hedged) Portfolio	44,303	38,044	6,259	70,359	132,306	(61,947)
Dynamic Bond Adv Portfolio	67,610	57,413	10,197	42,724	65,840	(23,116)
Income Advisor Portfolio	578,640	594,626	(15,986)	494,884	807,872	(312,988)
StocksPLUS Global Portfolio	166,667	17,173	149,494	73	—	73
Global Diversified Allocation Advisor Portfolio	444	—	444	—	—	—
Goldman Sachs Variable Insurance Trust
Small Cap Equity Insights Fund	6,795	10,978	(4,183)	17,313	24,588	(7,275)
Large Cap Value Fund	1,824	1,231	593	10,196	8,239	1,957
Mid Cap Value Fund	3,042	9,668	(6,626)	5,793	14,689	(8,896)
Neuberger Berman Advisors Management Trust
Mid-Cap Growth Portfolio	1,194	2,374	(1,180)	6,779	8,899	(2,120)
AMT Mid Cap Intrinsic Value Portfolio	2,876	3,081	(205)	2,492	2,565	(73)

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	2025			2024
			Net Increase/			Net Increase/
Portfolio	Purchases	Sales	(Decrease)	Purchases	Sales	(Decrease)
BNY Mellon Variable Investment Fund
Appreciation Portfolio	4,006	4,142	(136)	4,131	5,131	(1,000)
Sustainable U.S. Equity Portfolio	3	166	(163)	515	384	131
Morgan Stanley Variable Institutional Funds
Emerging Markets Debt Portfolio	10	126	(116)	138	606	(468)
Emerging Markets Equity Portfolio	189	757	(568)	534	2,486	(1,952)
Discovery Portfolio	36	100	(64)	18	128	(110)
U.S. Real Estate Portfolio	—	—	—	41	3,279	(3,238)
Northern Lights Variable Trust
Power Dividend Index Fund	401	29,740	(29,339)	1,145	24,643	(23,498)
AB Variable Products Series
Dynamic Asset Allocation Portfolio	2,588	16,227	(13,639)	406	13,659	(13,253)
Small Cap Growth Portfolio	23	—	23	—	82	(82)
Discovery Value Portfolio	22,942	32,734	(9,792)	41,328	92,912	(51,584)
BlackRock Variable Series Fund, Inc.
Basic Value Fund	16,651	33,037	(16,386)	36,820	40,827	(4,007)
Capital Appreciation Fund	19	1,457	(1,438)	18	3,827	(3,809)
Equity Dividend Fund	276,000	212,027	63,973	248,295	252,164	(3,869)
Global Allocation Fund	118,637	170,559	(51,922)	53,429	148,230	(94,801)
Advantage Large Cap Core Fund	326	2,138	(1,812)	377	1,988	(1,611)
Large Cap Focus Growth Fund	135,290	129,208	6,082	89,576	119,936	(30,360)
60/40 Target Allocation ETF Fund	75,044	185,409	(110,365)	189,318	87,295	102,023
Total Return Fund	18,106	18,121	(15)	29,950	3,707	26,243
S&P 500 Fund	1,582	10,012	(8,430)	(375)	9,251	(9,626)
Columbia Variable Portfolio
Contrarian Core 2 Portfolio	137,351	119,135	18,216	185,507	109,328	76,179
Dividend Opportunity Portfolio	83,437	119,360	(35,923)	87,743	128,450	(40,707)
Emerging Markets Bond Portfolio	26,590	92,058	(65,468)	19,709	78,418	(58,709)
High Yield Portfolio	268,660	205,118	63,542	196,836	189,135	7,701
Select Large-Cap Value Portfolio	140,187	169,545	(29,358)	271,996	370,785	(98,789)
Seligman Global Tech Portfolio	230,577	182,388	48,189	257,362	260,735	(3,373)
US Government Mortgage Portfolio	46,647	35,649	10,998	24,570	7,792	16,778
Strategic Income Portfolio	46,374	36,508	9,866	48,572	30,940	17,632
Emerging Markets Portfolio	5,847	7,895	(2,048)	13,049	4,495	8,554
Select Mid Cap Value Portfolio	62,597	27,575	35,022	107,806	5,828	101,978
Small Cap Value Portfolio	134,476	33,457	101,019	110,838	15,057	95,781
DWS Variable Insurance Portfolios
Equity 500 Index Portfolio	769,482	379,447	390,035	610,173	374,410	235,763
Small Cap Index Portfolio	77,781	46,419	31,362	46,288	79,422	(33,134)
Alternative Asset Allocation Portfolio	5,145	19,656	(14,511)	3,989	12,262	(8,273)
Global Small Cap Portfolio	—	—	—	183	10,252	(10,069)
Small Mid Cap Value Portfolio	5,579	49,087	(43,508)	3,799	50,598	(46,799)
CROCI US Portfolio	—	—	—	—	9,750	(9,750)
High Income Portfolio	—	—	—	5,727	61,242	(55,515)
Eaton Vance Variable Trust
Floating Rate Income Portfolio	328,670	583,601	(254,931)	654,558	752,578	(98,020)
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Fund	6,809	34,870	(28,061)	5,421	36,347	(30,926)
Income Fund	232,433	336,415	(103,982)	315,019	368,873	(53,854)
Global Bond Fund	126,433	497,688	(371,255)	214,346	397,193	(182,847)
Foreign Fund	76,911	604,607	(527,696)	164,538	476,749	(312,211)

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	2025			2024
			Net Increase/			Net Increase/
Portfolio	Purchases	Sales	(Decrease)	Purchases	Sales	(Decrease)
Developing Markets Fund	47,555	50,173	(2,618)	6,614	42,847	(36,233)
Mutual Global Discovery Fund	2,527	38,954	(36,427)	20,035	51,133	(31,098)
Rising Dividends Fund	107,106	199,058	(91,952)	140,189	169,469	(29,280)
DynaTech 2 Fund	416,113	174,640	241,473	346,053	143,970	202,083
Global Real Estate Fund	13,173	2,552	10,621	5,511	1,343	4,168
VolSmart Allocation Fund	613	11,310	(10,697)	18,906	15,181	3,725
Nomura Variable Insurance Portfolio
Asset Strategy Portfolio	1,441	13,541	(12,100)	1,811	21,805	(19,994)
Balanced Portfolio	904	48,318	(47,414)	2,534	46,860	(44,326)
Global Equity Portfolio	—	—	—	72	48,461	(48,389)
Energy Portfolio	7,111	33,924	(26,813)	5,587	44,370	(38,783)
Natural Resources Portfolio	1,700	20,774	(19,074)	7,708	14,303	(6,595)
Growth Portfolio	911	11,254	(10,343)	2,190	8,758	(6,568)
High Income Portfolio	14,718	112,474	(97,756)	21,212	124,971	(103,759)
International Core Equity Portfolio	7,470	83,773	(76,303)	81,461	62,634	18,827
Global Growth Portfolio	139	11,882	(11,743)	42,363	8,879	33,484
Mid Cap Growth Portfolio	22,745	54,911	(32,166)	10,848	85,078	(74,230)
Science and Technology Portfolio	4,939	55,491	(50,552)	5,913	81,420	(75,507)
Small Cap Growth Portfolio	5,375	34,591	(29,216)	4,763	38,635	(33,872)
SMID Cap Core Portfolio	20,140	66,519	(46,379)	17,723	102,590	(84,867)
Total Return Portfolio	109	498	(389)	1	190	(189)
International Portfolio	—	—	—	(66,087)	1,461	(67,548)
Opportunity Portfolio	10,797	92,872	(82,075)	5,547	80,204	(74,657)
Lazard Retirement Series, Inc.
International Equity Portfolio	211,688	208,335	3,353	4,426	7,102	(2,676)
Global Dynamic Multi Asset Portfolio	19,648	27,017	(7,369)	11,488	32,294	(20,806)
Legg Mason Partners Variable Equity Trust
Western Asset Variable Global High Yield Bond Portfolio	5,055	27,852	(22,797)	6,038	50,214	(44,176)
ClearBridge Variable Mid Cap Portfolio	49,362	110,173	(60,811)	94,766	120,855	(26,089)
ClearBridge Variable Dividend Strategy Portfolio	126,906	206,223	(79,317)	154,024	433,444	(279,420)
ClearBridge Variable Small Cap Growth Portfolio	60,211	126,996	(66,785)	183,654	135,987	47,667
ClearBridge Variable Growth Portfolio	1,727	12,997	(11,270)	952	5,478	(4,526)
Western Asset Variable Core Bond Plus Portfolio	247,950	1,320,412	(1,072,462)	854,475	1,023,043	(168,568)
ClearBridge Variable Large Cap Growth Portfolio	173,361	287,858	(114,497)	218,793	319,559	(100,766)
Victory Pioneer Variable Contracts Trust
Fund Portfolio	31,217	41,517	(10,300)	67,601	18,065	49,536
Bond Portfolio	642,349	836,655	(194,306)	775,932	775,295	637
Strategic Income Portfolio	24,900	145,290	(120,390)	51,405	136,622	(85,217)
Equity Income Portfolio	27,461	79,541	(52,080)	72,885	118,383	(45,498)
High Yield Portfolio	648	3,812	(3,164)	989	5,776	(4,787)
Prudential Series Funds
Natural Resources Portfolio	337	64,173	(63,836)	1,249	9,353	(8,104)
Mid-Cap Growth Portfolio	6	4,708	(4,702)	59	282	(223)
PGIM Jennison Blend Portfolio	15,182	3,543	11,639	613	1,351	(738)
PGIM Jennison Growth II Portfolio	11,659	3,596	8,063	—	—	—
Royce Capital Fund
Micro-Cap Portfolio	803	3,060	(2,257)	469	839	(370)
Small Cap Portfolio	84,675	104,382	(19,707)	121,374	79,356	42,018
Alps Fund
Alerian Energy Infrastructure Portfolio	169,002	197,737	(28,735)	161,751	159,402	2,349
Global Opportunity Portfolio	21,183	11,016	10,167	8,405	11,109	(2,704)

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	2025			2024
			Net Increase/			Net Increase/
Portfolio	Purchases	Sales	(Decrease)	Purchases	Sales	(Decrease)
American Funds IS
Asset Allocation Fund	724,242	1,344,499	(620,257)	878,129	1,663,258	(785,129)
Washington Mutual Investors Fund	585,419	475,657	109,762	512,600	502,474	10,126
Ultra-Short Bond Fund	425,722	559,491	(133,769)	224,982	618,351	(393,369)
Capital Income Builder Fund	258,465	421,310	(162,845)	332,565	301,374	31,191
Global Growth Fund	272,309	295,990	(23,681)	276,772	323,308	(46,536)
Capital World Growth and Income Fund	211,895	198,336	13,559	131,157	237,868	(106,711)
Global Small Capitalization Fund	97,793	118,361	(20,568)	62,986	101,445	(38,459)
Growth Fund	555,910	436,018	119,892	544,949	496,750	48,199
Growth-Income Fund	690,557	589,482	101,075	610,510	462,597	147,913
International Fund	87,621	143,674	(56,053)	118,986	201,095	(82,109)
International Growth and Income Fund	116,819	119,450	(2,631)	87,894	155,911	(68,017)
New World Fund	263,102	558,538	(295,436)	199,202	363,669	(164,467)
U.S. Government Securities Fund	670,978	667,621	3,357	262,001	869,652	(607,651)
Global Balanced Fund	63,484	8,401	55,083	47,581	2,966	44,615
The Bond Fd of America Fund	375,336	104,839	270,497	465,658	12,105	453,553
T. Rowe Price
Blue Chip Growth Portfolio	424,081	637,181	(213,100)	422,171	705,927	(283,756)
Health Sciences Portfolio	329,114	876,047	(546,933)	300,264	345,198	(44,934)
Equity Income Portfolio	234,249	133,142	101,107	92,931	21,133	71,798
Mid-Cap Growth Portfolio	206,254	40,660	165,594	129,125	11,518	117,607
John Hancock Variable Insurance Trust
Financial Industries Portfolio	263,603	101,765	161,838	40,518	65,307	(24,789)
Fundamental All Cap Core Portfolio	44	3,670	(3,626)	30	1,793	(1,763)
Select Bond Portfolio	6,209	512	5,697	17,890	15,467	2,423
Strategic Income Opportunities Portfolio	53,523	18,313	35,210	80,847	24,896	55,951
Federated Hermes
High Income Bond Portfolio	38,408	34,303	4,105	25,332	80,676	(55,344)
Kaufmann Portfolio	33,928	78,948	(45,020)	29,068	141,768	(112,700)
Managed Volatility Portfolio	6,611	1,292	5,319	13,461	21,441	(7,980)
Principal Variable Contracts
Blue Chip Fund	41,215	169,666	(128,451)	84,127	40,523	43,604
Equity Income Fund	968	42,243	(41,275)	7,221	6,681	540
Diversified Balance Fund	9,620	237,561	(227,941)	39,797	20,579	19,218
Diversified Growth Fund	1,436	100,891	(99,455)	74,906	1,908	72,998
Diversified Income Fund	1	16,213	(16,212)	7,345	295	7,050
Blue Chip PVC 2 Fund	222,634	10,305	212,329	—	—	—
Equity Income 2 Fund	47,758	4,684	43,074	—	—	—
Diversified Balance 2 Fund	239,581	26,092	213,489	—	—	—
Diversified Growth 2 Fund	91,603	409	91,194	—	—	—
Diversified Income 2 Fund	13,505	59	13,446	—	—	—
Putnam Variable Trust
Core Equity Fund	105,163	41,095	64,068	4,304	—	4,304
Emerging Markets Equity Fund	9,275	1,483	7,792	—	—	—
Focused International Equity Fund	2,785	2,182	603	—	—	—
George Putnam Balanced Fund	237,151	161,766	75,385	166	—	166
Global Asset Allocation Fund	15,681	—	15,681	—	—	—
Global Health Care Fund	101,828	80,148	21,680	3,062	—	3,062
High Yield Fund	17,461	2,476	14,985	—	—	—
International Equity Fund	50,426	1,260	49,166	—	—	—
International Value Fund	250,912	51,048	199,864	59,805	2,335	57,470

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	2025			2024
			Net Increase/			Net Increase/
Portfolio	Purchases	Sales	(Decrease)	Purchases	Sales	(Decrease)
Large Cap Growth Fund	127,928	22,865	105,063	14,988	247	14,741
Large Cap Value Fund	998,532	147,351	851,181	203,590	9,985	193,605
Research Fund	14,171	7,074	7,097	—	—	—
Small Cap Growth Fund	96,009	1,803	94,206	20,706	73	20,633
Small Cap Value Fund	33,752	17,446	16,306	5,457	—	5,457

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements
5.Financial Highlights
The Company sells a number of variable annuity insurance products which have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.
The following table illustrates the lowest and highest total return by portfolio currently offered by the Company. Only product designs within each portfolio that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by the Company as contract owners may not have selected all available and applicable contract options.

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Net assets represented by
Fidelity Variable Insurance Products
Government Money Market Portfolio
2025	554,958	$7.96 to 14.50	$6,398,224	3.90%	0.25% to 1.55%	1.41% to 3.15%
2024	673,093	7.85 to 14.12	$7,668,025	4.99%	0.25% to 1.55%	2.34% to 4.10%
2023	788,167	7.67 to 13.63	$8,371,840	4.77%	0.95% to 1.55%	2.16% to 3.90%
2022	914,790	7.51 to 13.17	$9,601,795	1.38%	0.95% to 1.55%	-1.21% to 0.48%
2021	1,121,947	7.60 to 13.17	$11,180,275	0.01%	0.95% to 1.55%	-2.61% to -0.94%

High Income Portfolio
2025	184,409	11.50 to 33.03	$3,335,836	6.19%	0.95% to 1.65%	7.91% to 9.32%
2024	214,798	10.54 to 30.23	$3,662,317	6.09%	0.95% to 1.65%	6.24% to 7.64%
2023	252,439	9.81 to 28.10	$3,945,999	5.40%	0.95% to 1.65%	7.85% to 9.25%
2022	293,450	9.00 to 25.73	$4,226,913	4.49%	0.95% to 1.65%	-13.59% to -12.46%
2021	345,235	10.30 to 29.41	$5,927,974	5.15%	0.95% to 1.65%	2.02% to 3.30%

Equity-Income Portfolio
2025	100,893	30.60 to 106.74	$6,248,360	1.63%	0.95% to 1.55%	15.64% to 17.62%
2024	117,241	26.41 to 90.95	$6,260,513	1.69%	0.95% to 1.55%	12.03% to 13.96%
2023	134,614	23.52 to 79.96	$6,185,295	1.72%	0.95% to 1.55%	7.50% to 9.34%
2022	160,698	21.84 to 73.28	$6,621,979	1.74%	0.95% to 1.55%	-7.72% to -6.14%
2021	164,506	23.62 to 78.19	$7,336,927	1.77%	0.95% to 1.55%	21.35% to 23.43%

Growth Portfolio
2025	66,978	60.17 to 187.44	$10,165,380	0.24%	0.95% to 1.55%	12.01% to 13.53%
2024	74,386	53.72 to 165.43	$9,804,094	0.00%	0.95% to 1.55%	27.10% to 28.84%
2023	80,389	42.26 to 128.67	$8,692,355	0.11%	0.95% to 1.55%	32.81% to 34.61%
2022	92,402	31.82 to 95.77	$7,258,377	0.53%	0.95% to 1.55%	-26.36% to -25.36%
2021	102,122	43.21 to 128.57	$10,655,095	0.00%	0.95% to 1.55%	20.11% to 21.74%

Overseas Portfolio
2025	139,689	20.75 to 43.95	$4,442,300	1.40%	0.95% to 1.65%	16.92% to 18.92%
2024	161,522	17.72 to 37.02	$4,329,761	1.37%	0.95% to 1.65%	2.05% to 3.81%
2023	217,851	17.32 to 35.74	$5,558,646	0.85%	0.95% to 1.65%	17.09% to 19.09%
2022	233,508	14.77 to 30.07	$4,973,491	0.76%	0.95% to 1.65%	-26.65% to -25.39%
2021	243,061	20.09 to 40.38	$7,023,296	0.34%	0.95% to 1.65%	16.27% to 18.26%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Mid Cap Portfolio
2025	659,551	14.05 to 79.93	$19,466,280	0.25%	0.95% to 1.65%	8.95% to 10.49%
2024	661,182	12.74 to 72.38	$18,682,252	0.38%	0.95% to 1.65%	14.32% to 16.12%
2023	650,624	11.00 to 62.36	$16,736,415	0.39%	0.95% to 1.65%	12.93% to 13.78%
2022	674,939	9.71 to 54.84	$15,717,066	0.26%	0.95% to 1.65%	-17.02% to -2.88%
2021	712,340	11.81 to 65.11	$20,066,480	0.40%	0.95% to 1.65%	22.27% to 24.12%

Asset Manager 50% Portfolio
2025	22,586	25.24 to 49.27	$758,834	2.29%	0.95% to 1.55%	12.60% to 13.56%
2024	26,233	19.99 to 43.46	$800,057	2.39%	0.95% to 1.55%	5.76% to 7.21%
2023	27,307	18.90 to 40.62	$790,245	2.17%	0.95% to 1.55%	10.10% to 11.59%
2022	31,505	17.17 to 36.47	$859,857	1.93%	0.95% to 1.55%	-17.08% to -15.95%
2021	31,626	20.70 to 43.48	$1,031,943	1.45%	0.95% to 1.55%	7.19% to 8.64%

Investment Grade Bond Portfolio
2025	784,994	9.37 to 26.41	$8,321,249	3.67%	0.95% to 1.55%	4.60% to 5.97%
2024	545,330	8.91 to 24.97	$5,835,643	3.55%	0.95% to 1.55%	-0.97% to 0.58%
2023	535,584	8.93 to 24.88	$5,806,652	2.75%	0.95% to 1.55%	3.44% to 5.00%
2022	300,195	8.56 to 23.76	$3,823,171	2.23%	0.95% to 1.55%	-15.18% to -14.03%
2021	237,429	10.03 to 27.68	$4,023,759	1.96%	0.95% to 1.55%	-3.15% to 0.62%

Index 500 Portfolio
2025	465,229	25.11 to 165.71	$22,215,340	0.95%	0.95% to 1.65%	14.30% to 16.37%
2024	556,817	21.65 to 142.68	$23,250,064	1.14%	0.95% to 1.65%	21.19% to 23.40%
2023	615,857	17.59 to 115.86	$21,699,324	1.31%	0.95% to 1.65%	22.48% to 24.69%
2022	686,293	14.15 to 93.10	$19,650,780	1.21%	0.95% to 1.65%	-20.63% to -19.19%
2021	739,648	17.56 to 115.43	$26,774,969	1.10%	0.95% to 1.65%	24.78% to 27.05%

Contrafund Portfolio
2025	1,533,053	19.36 to 212.35	$71,436,640	0.02%	0.95% to 1.65%	18.26% to 20.11%
2024	1,417,041	16.15 to 177.26	$58,344,133	0.05%	0.95% to 1.65%	30.20% to 32.24%
2023	1,200,515	12.24 to 134.37	$41,188,567	0.30%	0.95% to 1.65%	29.91% to 31.93%
2022	1,311,411	9.29 to 102.10	$34,343,886	0.27%	0.95% to 1.65%	-28.27% to -27.15%
2021	1,362,179	12.78 to 140.51	$50,817,963	0.03%	0.95% to 1.65%	24.43% to 26.31%

Asset Manager 70% Portfolio
2025	17,189	25.91 to 58.95	$817,167	1.82%	0.95% to 1.55%	15.28% to 16.84%
2024	17,984	22.48 to 50.56	$724,205	1.60%	0.95% to 1.55%	8.02% to 9.50%
2023	23,409	20.81 to 46.27	$877,080	1.79%	0.95% to 1.55%	13.42% to 14.95%
2022	23,878	18.35 to 40.32	$782,749	1.70%	0.95% to 1.55%	-18.93% to -17.83%
2021	24,215	22.63 to 49.19	$969,478	1.38%	0.95% to 1.55%	11.10% to 12.61%

Balanced Portfolio
2025	83,165	36.54 to 59.66	$4,192,578	1.58%	0.95% to 1.55%	12.34% to 13.87%
2024	91,077	32.53 to 52.52	$4,052,388	1.83%	0.95% to 1.55%	12.99% to 14.53%
2023	85,055	28.79 to 45.95	$3,323,261	1.61%	0.95% to 1.55%	18.49% to 20.09%
2022	87,409	24.30 to 38.34	$2,909,180	1.07%	0.95% to 1.55%	-20.04% to -18.96%
2021	97,357	30.39 to 47.38	$3,990,135	0.80%	0.95% to 1.55%	15.31% to 16.88%

Growth & Income Portfolio
2025	28,878	44.58 to 83.70	$2,040,222	1.44%	0.95% to 1.55%	18.46% to 20.07%
2024	31,113	37.63 to 69.85	$1,869,004	1.44%	0.95% to 1.55%	19.17% to 20.80%
2023	33,072	30.22 to 57.97	$1,679,924	1.33%	0.95% to 1.55%	15.51% to 17.25%
2022	56,123	26.17 to 49.51	$2,221,263	1.73%	0.95% to 1.55%	-7.46% to -6.07%
2021	42,571	28.28 to 52.82	$1,912,317	2.49%	0.95% to 1.55%	22.60% to 24.45%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Growth Opportunities Portfolio
2025	2,306,235	15.32 to 119.07	$60,678,003	0.00%	0.25% to 1.65%	18.99% to 20.55%
2024	2,324,744	13.03 to 98.82	$51,772,320	0.00%	0.25% to 1.65%	35.19% to 37.31%
2023	2,438,693	9.51 to 72.01	$40,676,621	0.00%	0.95% to 1.65%	41.80% to 44.01%
2022	2,179,357	6.62 to 50.03	$25,629,581	0.00%	0.95% to 1.65%	-39.81% to -14.52%
2021	1,773,452	10.85 to 82.38	$36,217,102	0.00%	0.95% to 1.65%	8.97% to 10.61%

Value Strategies Portfolio
2025	105,176	15.67 to 47.04	$3,387,169	0.83%	0.95% to 1.65%	5.10% to 6.74%
2024	87,195	14.71 to 44.09	$2,854,342	0.84%	0.95% to 1.65%	6.50% to 8.12%
2023	83,513	18.18 to 40.78	$2,609,602	0.74%	0.95% to 1.65%	17.70% to 19.47%
2022	125,231	15.27 to 34.13	$3,313,053	0.80%	0.95% to 1.65%	-9.59% to -8.22%
2021	145,209	16.68 to 37.19	$4,164,179	1.29%	0.95% to 1.65%	30.12% to 32.08%

Strategic Income Portfolio
2025	1,444,741	10.86 to 14.11	$18,797,134	3.72%	1.15% to 1.65%	6.80% to 7.61%
2024	1,267,470	10.11 to 13.15	$15,578,150	3.84%	1.15% to 1.65%	4.03% to 4.82%
2023	1,151,122	9.66 to 12.57	$13,738,557	4.25%	1.15% to 1.65%	7.40% to 8.20%
2022	1,215,429	8.95 to 11.65	$13,518,369	3.20%	1.15% to 1.65%	-12.96% to -12.31%
2021	1,311,712	10.23 to 13.32	$16,820,518	2.66%	1.15% to 1.65%	2.04% to 2.35%

Emerging Markets Portfolio
2025	454,551	11.68 to 22.19	$9,219,336	1.57%	1.15% to 1.65%	38.49% to 39.53%
2024	312,003	8.39 to 15.94	$4,627,407	1.17%	1.15% to 1.65%	7.90% to 8.72%
2023	383,613	7.73 to 14.70	$5,081,295	1.99%	1.15% to 1.65%	7.70% to 8.51%
2022	378,517	7.14 to 13.58	$4,847,182	1.46%	1.15% to 1.65%	-21.67% to -21.08%
2021	392,805	9.07 to 17.25	$6,271,407	2.11%	1.15% to 1.65%	-3.72% to -3.53%

Real Estate Portfolio
2025	734,088	11.64 to 18.36	$12,551,780	1.82%	1.15% to 1.65%	1.21% to 1.97%
2024	838,706	11.43 to 18.05	$14,186,906	3.72%	1.15% to 1.65%	4.50% to 5.29%
2023	999,261	10.88 to 17.19	$16,155,368	2.21%	1.15% to 1.65%	9.08% to 9.90%
2022	1,093,124	9.92 to 15.68	$16,300,362	1.11%	1.15% to 1.65%	-28.88% to -28.34%
2021	1,183,454	13.87 to 21.94	$25,046,160	0.96%	1.15% to 1.65%	36.38% to 37.06%

Funds Manager 50% Portfolio
2025	337,939	12.39 to 20.56	$6,427,111	2.62%	1.15% to 1.65%	12.17% to 12.90%
2024	319,798	10.98 to 18.24	$5,414,910	1.97%	1.15% to 1.65%	6.59% to 7.29%
2023	455,948	10.25 to 17.02	$7,145,857	2.42%	1.15% to 1.65%	10.92% to 11.53%
2022	476,238	9.20 to 15.29	$6,685,802	1.75%	1.15% to 1.65%	-15.19% to -14.89%
2021	506,181	10.82 to 17.99	$8,578,042	0.90%	1.15% to 1.65%	8.40% to 8.62%

Funds Manager 70% Portfolio
2025	287,710	13.51 to 26.11	$6,499,841	1.85%	1.15% to 1.65%	14.99% to 15.63%
2024	243,346	11.68 to 22.59	$4,955,417	1.59%	1.15% to 1.65%	8.86% to 9.46%
2023	268,044	10.67 to 20.65	$5,018,927	1.88%	1.15% to 1.65%	13.68% to 14.31%
2022	271,929	9.34 to 18.07	$4,533,866	1.40%	1.15% to 1.65%	-17.17% to -16.71%
2021	273,919	11.21 to 21.71	$5,517,097	0.94%	1.15% to 1.65%	12.90% to 13.13%

Funds Manager 85% Portfolio
2025	104,961	14.35 to 31.07	$2,401,309	1.21%	1.15% to 1.65%	17.31% to 18.19%
2024	115,136	12.16 to 26.36	$2,366,297	1.38%	1.15% to 1.65%	10.53% to 11.37%
2023	85,817	10.94 to 23.73	$1,713,506	1.40%	1.15% to 1.65%	15.56% to 16.43%
2022	98,669	9.42 to 20.43	$1,698,499	1.04%	1.15% to 1.65%	-18.55% to -17.93%
2021	77,511	11.50 to 24.96	$1,580,166	0.90%	1.15% to 1.65%	16.06% to 16.30%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Government Money Market Portfolio Service Class 2
2025	10,477,075	9.95 to 11.03	$110,891,238	3.78%	1.15% to 1.65%	2.16% to 2.93%
2024	9,504,779	9.71 to 10.74	$96,854,676	5.26%	1.15% to 1.65%	3.11% to 3.89%
2023	6,294,367	9.39 to 10.37	$60,886,111	4.92%	1.15% to 1.65%	2.93% to 3.60%
2022	1,167,641	9.09 to 10.04	$10,859,494	1.20%	1.15% to 1.65%	-0.09% to 0.44%
2021	409,542	9.10 to 9.79	$3,739,334	0.01%	1.15% to 1.65%	-1.33% to -1.13%

International Capital Appreciation Portfolio
2025	483,082	12.55 to 17.53	$7,872,919	0.84%	1.15% to 1.65%	16.42% to 17.30%
2024	408,252	10.72 to 14.99	$5,776,536	0.64%	1.15% to 1.65%	6.14% to 6.95%
2023	397,406	10.04 to 14.05	$5,284,010	0.17%	1.15% to 1.65%	25.10% to 26.04%
2022	347,377	7.98 to 11.17	$3,744,480	0.10%	1.15% to 1.65%	-27.77% to -27.23%
2021	201,884	10.99 to 15.39	$3,047,690	0.00%	1.15% to 1.65%	10.61% to 10.83%

Energy Portfolio
2025	140,080	10.75 to 10.90	$1,515,583	2.34%	1.15% to 1.65%	8.86% to 9.35%
2024	76,586	9.92 to 9.97	$760,713	3.04%	1.15% to 1.65%	2.61% to 2.61%
2023	347	9.67 to 9.67	$3,359	3.64%	1.15% to 1.65%	-3.33% to -3.33%

Lincoln VIP American Century
Balanced Fund
2025	323,694	12.71 to 43.33	$5,007,989	1.52%	0.95% to 1.65%	7.12% to 8.58%
2024	383,289	11.75 to 40.09	$5,429,743	1.91%	0.95% to 1.65%	9.01% to 11.00%
2023	395,043	20.62 to 36.28	$5,152,180	1.73%	0.95% to 1.65%	13.26% to 15.31%
2022	381,422	9.25 to 31.60	$4,370,046	1.01%	0.95% to 1.65%	-19.51% to -18.05%
2021	293,229	11.34 to 38.74	$4,445,373	0.55%	0.95% to 1.65%	12.63% to 14.68%

Capital Appreciation Fund
2025	124,584	11.94 to 92.39	$2,982,943	0.00%	0.95% to 1.55%	4.40% to 5.71%
2024	45,422	11.370 to 87.79	$2,099,774	0.00%	0.95% to 1.55%	13.73% to 23.79%
2023	30,629	45.76 to 71.24	$1,866,327	0.00%	0.95% to 1.55%	17.78% to 19.55%
2022	30,055	39.48 to 59.86	$1,554,367	0.00%	0.95% to 1.55%	-29.67% to -28.79%
2021	37,917	55.38 to 84.43	$2,743,993	0.00%	0.95% to 1.55%	8.46% to 10.10%

International Fund
2025	82,739	17.06 to 31.16	$2,248,804	1.10%	0.95% to 1.90%	12.00% to 14.72%
2024	93,685	13.38 to 27.25	$2,217,407	1.47%	0.95% to 1.90%	-0.99% to 1.48%
2023	103,286	10.70 to 26.93	$2,435,497	1.38%	0.95% to 1.90%	8.41% to 11.37%
2022	120,287	9.87 to 24.26	$2,513,047	1.20%	0.95% to 1.90%	-27.55% to -25.57%
2021	130,562	13.63 to 32.70	$3,687,149	0.04%	0.95% to 1.90%	4.71% to 7.57%

Value Fund
2025	2,407,586	15.54 to 76.20	$67,770,904	1.38%	0.95% to 1.65%	12.82% to 14.81%
2024	2,911,852	13.57 to 66.60	$72,039,933	2.75%	0.95% to 1.65%	6.42% to 8.30%
2023	3,319,358	10.94 to 61.69	$76,369,729	2.16%	0.95% to 1.65%	6.18% to 16.43%
2022	3,579,528	11.64 to 57.34	$78,502,176	1.93%	0.95% to 1.65%	-2.31% to -0.59%
2021	3,622,389	11.73 to 57.84	$83,459,581	1.65%	0.95% to 1.65%	21.03% to 23.11%

Disciplined Core Value Fund
2025	316,040	13.87 to 46.20	$5,609,326	1.35%	0.95% to 1.90%	10.41% to 13.54%
2024	347,955	12.24 to 41.00	$5,488,611	1.12%	0.95% to 1.90%	8.72% to 11.82%
2023	379,138	10.97 to 36.43	$5,523,255	1.28%	0.95% to 1.90%	4.32% to 7.27%
2022	401,414	10.24 to 34.00	$5,581,814	1.51%	0.95% to 1.90%	-15.99% to -13.61%
2021	404,854	11.88 to 39.51	$6,796,119	0.90%	0.95% to 1.90%	18.86% to 22.18%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Inflation Protection Fund
2025	498,599	9.77 to 15.13	$5,575,103	6.96%	0.95% to 1.65%	3.76% to 5.38%
2024	571,837	9.29 to 14.37	$6,092,868	3.36%	0.95% to 1.65%	-0.93% to 0.62%
2023	758,642	9.25 to 14.29	$7,908,115	3.13%	0.95% to 1.65%	0.90% to 2.48%
2022	843,072	9.05 to 13.95	$8,589,219	5.82%	0.95% to 1.65%	-15.18% to -13.85%
2021	917,451	10.52 to 16.20	$10,982,251	2.94%	0.95% to 1.65%	3.70% to 5.26%

Large Company Value Fund
2025	22,345	20.18 to 34.56	$621,959	1.06%	0.95% to 1.90%	11.27% to 14.14%
2024	31,106	18.13 to 30.28	$802,753	2.22%	0.95% to 1.90%	6.70% to 9.47%
2023	30,720	17.00 to 27.66	$709,993	1.70%	0.95% to 1.90%	0.22% to 2.80%
2022	65,616	16.96 to 26.91	$1,449,982	2.12%	0.95% to 1.90%	-3.87% to -1.40%
2021	26,205	17.64 to 27.29	$581,814	1.48%	0.95% to 1.90%	17.35% to 20.38%

Mid Cap Value Fund
2025	1,203,633	13.94 to 49.47	$31,214,323	1.56%	0.95% to 1.90%	4.88% to 7.86%
2024	1,367,556	12.95 to 45.89	$33,399,619	2.35%	0.95% to 1.90%	4.56% to 7.54%
2023	1,552,300	12.06 to 42.69	$35,532,883	2.13%	0.95% to 1.90%	2.19% to 5.08%
2022	1,698,085	11.50 to 40.65	$38,660,896	2.06%	0.95% to 1.90%	-4.96% to -2.27%
2021	1,656,790	11.79 to 41.61	$40,422,702	1.07%	0.95% to 1.90%	18.55% to 21.85%

Ultra Fund
2025	280,297	16.52 to 77.82	$11,671,193	0.00%	0.95% to 1.90%	8.80% to 11.66%
2024	312,317	14.83 to 69.73	$12,576,796	0.00%	0.95% to 1.90%	24.17% to 27.46%
2023	340,507	11.66 to 54.73	$10,956,265	0.00%	0.95% to 1.90%	38.43% to 41.99%
2022	239,708	8.23 to 38.57	$5,798,287	0.00%	0.95% to 1.90%	-34.78% to -33.07%
2021	209,522	12.31 to 57.65	$8,190,316	0.00%	0.95% to 1.90%	18.77% to 21.83%

MFS Variable Insurance Trust
Research Series
2025	4,910	53.62 to 64.16	$297,285	0.71%	0.95% to 1.40%	10.12% to 11.50%
2024	6,263	48.45 to 58.20	$338,275	0.56%	0.95% to 1.40%	15.97% to 17.43%
2023	7,590	41.57 to 50.06	$355,343	0.44%	0.95% to 1.40%	19.77% to 20.97%
2022	8,860	34.62 to 41.80	$345,456	0.36%	0.95% to 1.40%	-19.02% to -18.21%
2021	11,075	42.65 to 51.62	$522,728	0.46%	0.95% to 1.40%	22.11% to 23.34%

Growth Series
2025	22,112	74.01 to 96.73	$1,946,099	0.00%	0.95% to 1.40%	9.47% to 10.85%
2024	24,573	67.27 to 88.14	$1,951,071	0.00%	0.95% to 1.40%	28.28% to 29.91%
2023	25,126	52.17 to 68.54	$1,542,845	0.00%	0.95% to 1.40%	32.90% to 34.23%
2022	27,683	35.64 to 51.57	$1,263,463	0.00%	0.95% to 1.40%	-33.25% to -32.45%
2021	33,610	53.40 to 77.11	$2,249,571	0.00%	0.95% to 1.40%	20.26% to 22.07%

Investors Trust Series
2025	5,953	48.50 to 58.03	$318,208	1.28%	0.95% to 1.40%	11.14% to 12.25%
2024	6,275	43.53 to 51.70	$300,365	0.65%	0.95% to 1.40%	16.91% to 18.09%
2023	6,793	37.14 to 43.78	$275,592	0.55%	0.95% to 1.40%	16.09% to 17.55%
2022	12,473	27.48 to 37.25	$424,738	0.39%	0.95% to 1.40%	-18.70% to -17.47%
2021	15,163	33.80 to 45.13	$629,438	0.64%	0.95% to 1.40%	23.45% to 25.31%

New Discovery Series
2025	270,092	8.81 to 88.86	$6,902,623	0.00%	0.95% to 1.65%	10.39% to 11.55%
2024	323,994	7.92 to 79.77	$6,963,470	0.00%	0.95% to 1.65%	3.85% to 5.47%
2023	298,098	7.52 to 75.81	$6,943,912	0.00%	0.95% to 1.65%	11.50% to 13.23%
2022	296,274	6.65 to 67.19	$6,468,801	0.00%	0.95% to 1.65%	-31.41% to -30.62%
2021	261,698	9.61 to 97.00	$8,911,462	0.00%	0.95% to 1.65%	-0.89% to 0.61%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Corporate Bond Portfolio
2025	387,109	9.41 to 12.24	$4,489,922	4.57%	1.15% to 1.65%	5.55% to 6.34%
2024	424,497	8.87 to 11.54	$4,668,115	3.89%	1.15% to 1.65%	1.01% to 1.77%
2023	444,747	8.73 to 11.37	$4,815,715	3.77%	1.15% to 1.65%	7.12% to 7.92%
2022	456,798	8.11 to 10.56	$4,641,603	2.82%	1.15% to 1.65%	-17.99% to -17.37%
2021	545,360	9.83 to 12.81	$6,786,809	2.79%	1.15% to 1.65%	-3.07% to -2.78%

Emerging Markets Equity Portfolio
2025	416,653	11.07 to 15.72	$5,707,668	1.87%	1.15% to 1.65%	31.17% to 32.16%
2024	480,462	8.40 to 11.96	$5,027,270	2.25%	1.15% to 1.65%	9.48% to 10.31%
2023	489,392	7.63 to 10.90	$4,674,879	1.20%	1.15% to 1.65%	8.90% to 9.72%
2022	490,510	6.96 to 9.99	$4,333,857	3.83%	1.15% to 1.65%	-21.25% to -20.66%
2021	443,247	8.80 to 12.66	$4,978,993	0.29%	1.15% to 1.65%	-8.55% to -8.09%

Technology Portfolio
2025	329,119	17.04 to 74.15	$16,234,826	0.00%	1.15% to 1.65%	14.37% to 15.23%
2024	352,484	14.81 to 64.51	$14,247,575	0.00%	1.15% to 1.65%	34.20% to 35.21%
2023	250,446	10.98 to 47.83	$8,931,034	0.00%	1.15% to 1.65%	51.31% to 52.44%
2022	255,364	7.22 to 31.45	$5,976,160	0.00%	1.15% to 1.65%	-36.90% to -36.43%
2021	242,501	11.37 to 49.60	$10,190,011	0.00%	1.15% to 1.65%	11.91% to 12.13%

Global Tactical Allocation Portfolio
2025	68,666	11.75 to 16.71	$1,060,401	6.00%	1.15% to 1.65%	13.55% to 13.95%
2024	67,766	10.31 to 14.67	$942,223	0.50%	1.15% to 1.65%	3.06% to 3.53%
2023	69,025	9.96 to 14.18	$931,440	0.14%	1.15% to 1.65%	7.67% to 8.15%
2022	87,652	9.21 to 13.11	$1,120,198	1.93%	1.15% to 1.65%	-8.68% to -8.50%
2021	101,409	11.81 to 14.33	$1,431,242	0.74%	1.15% to 1.65%	1.21% to 1.41%

International Intrinsic Value Portfolio
2025	604,108	13.32 to 31.92	$16,130,326	1.38%	1.15% to 1.65%	30.79% to 31.77%
2024	648,882	10.13 to 24.28	$13,578,210	1.19%	1.15% to 1.65%	5.20% to 6.00%
2023	713,627	9.58 to 22.97	$14,421,836	0.48%	1.15% to 1.65%	15.45% to 16.32%
2022	706,289	8.25 to 19.79	$12,895,443	0.43%	1.15% to 1.65%	-25.00% to -24.44%
2021	755,556	10.94 to 26.26	$18,677,437	0.13%	1.15% to 1.65%	8.58% to 9.02%

Utilities Series Portfolio
2025	662,488	13.28 to 25.75	$15,950,759	2.80%	1.15% to 1.65%	12.88% to 13.73%
2024	635,826	11.70 to 22.70	$13,518,372	2.14%	1.15% to 1.65%	9.51% to 10.34%
2023	652,651	10.63 to 20.63	$12,646,204	2.97%	1.15% to 1.65%	-3.93% to -3.20%
2022	789,296	11.00 to 21.36	$15,660,116	2.32%	1.15% to 1.65%	-1.16% to -0.42%
2021	567,882	11.07 to 21.50	$11,760,574	1.60%	1.15% to 1.65%	12.07% to 12.52%

Blended Research Core Equity Portfolio
2025	216,084	18.95 to 30.70	$5,962,717	0.74%	1.15% to 1.65%	13.92% to 14.78%
2024	263,406	16.54 to 26.81	$6,446,488	0.88%	1.15% to 1.65%	23.11% to 24.05%
2023	247,422	13.36 to 21.67	$5,023,472	1.02%	1.15% to 1.65%	26.11% to 27.06%
2022	214,647	10.54 to 17.10	$3,459,958	0.93%	1.15% to 1.65%	-17.57% to -16.95%
2021	148,687	12.72 to 20.64	$2,979,636	0.91%	1.15% to 1.65%	27.07% to 27.71%

Global Real Estate Portfolio
2025	73,775	10.11 to 11.66	$787,335	1.14%	1.15% to 1.65%	1.61% to 2.37%
2024	84,731	9.90 to 11.46	$887,152	1.63%	1.15% to 1.65%	-4.53% to -3.80%
2023	84,590	10.31 to 11.98	$926,239	0.47%	1.15% to 1.65%	9.39% to 10.21%
2022	87,455	9.37 to 10.93	$873,404	1.57%	1.15% to 1.65%	-28.26% to -27.79%
2021	41,261	13.01 to 15.19	$570,615	1.29%	1.15% to 1.65%	27.87% to 28.39%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Lord Abbett Series Fund, Inc.
Growth and Income Portfolio
2025	31,399	36.92 to 57.12	$1,528,265	0.55%	0.95% to 1.40%	15.02% to 16.18%
2024	34,995	31.90 to 49.39	$1,477,049	0.89%	0.95% to 1.40%	18.26% to 19.46%
2023	35,344	21.73 to 41.53	$1,289,035	0.81%	0.95% to 1.40%	10.46% to 12.12%
2022	50,673	19.68 to 37.21	$1,588,535	1.18%	0.95% to 1.40%	-11.63% to -10.29%
2021	58,532	22.26 to 41.67	$2,048,656	1.12%	0.95% to 1.40%	25.90% to 27.80%

Mid-Cap Stock Portfolio
2025	29,039	26.00 to 63.86	$1,293,591	0.31%	0.95% to 1.40%	4.72% to 6.04%
2024	32,928	24.80 to 60.50	$1,410,132	0.45%	0.95% to 1.40%	12.39% to 13.81%
2023	38,958	22.05 to 53.40	$1,485,304	0.43%	0.95% to 1.40%	12.92% to 14.33%
2022	41,705	19.50 to 46.92	$1,406,074	0.69%	0.95% to 1.40%	-13.45% to -12.05%
2021	54,108	21.13 to 53.59	$2,037,574	0.59%	0.95% to 1.40%	25.46% to 27.48%

Bond-Debenture Portfolio
2025	1,676,759	10.43 to 15.42	$23,597,775	5.84%	1.15% to 1.65%	6.55% to 7.36%
2024	1,764,926	9.73 to 14.39	$23,566,218	5.35%	1.15% to 1.65%	4.96% to 5.75%
2023	1,956,268	9.22 to 13.65	$24,840,890	4.87%	1.15% to 1.65%	4.81% to 5.60%
2022	2,180,746	8.75 to 12.95	$26,358,622	4.23%	1.15% to 1.65%	-14.23% to -13.58%
2021	2,216,628	10.15 to 15.03	$31,636,001	3.44%	1.15% to 1.65%	1.59% to 2.10%

Fundamental Equity Portfolio
2025	90,795	15.70 to 30.81	$1,985,119	0.40%	1.15% to 1.65%	12.42% to 13.27%
2024	101,083	13.89 to 27.27	$2,037,168	0.72%	1.15% to 1.65%	14.72% to 15.60%
2023	114,241	12.04 to 23.65	$2,034,514	0.55%	1.15% to 1.65%	12.76% to 13.61%
2022	125,716	10.62 to 20.87	$2,027,903	1.00%	1.15% to 1.65%	-13.25% to -12.77%
2021	130,704	12.19 to 23.98	$2,490,443	0.97%	1.15% to 1.65%	25.61% to 25.86%

Developing Growth Portfolio
2025	184,283	8.32 to 34.68	$3,546,678	0.17%	1.15% to 1.65%	12.72% to 13.57%
2024	206,906	7.34 to 30.61	$3,812,869	0.15%	1.15% to 1.65%	20.16% to 21.08%
2023	222,810	6.07 to 25.35	$3,699,711	0.00%	1.15% to 1.65%	6.41% to 7.21%
2022	256,051	5.68 to 23.70	$3,934,395	0.00%	1.15% to 1.65%	-37.03% to -36.56%
2021	276,246	8.96 to 37.46	$7,369,944	0.00%	1.15% to 1.65%	-4.34% to -3.86%

Short Duration Income Portfolio
2025	1,532,989	10.57 to 11.41	$17,055,129	4.54%	0.25% to 1.65%	4.17% to 4.95%
2024	1,445,511	10.09 to 10.90	$15,388,616	4.40%	0.25% to 1.65%	3.40% to 4.19%
2023	1,529,347	9.70 to 10.49	$15,715,007	4.21%	1.15% to 1.65%	3.34% to 4.11%
2022	1,806,807	9.34 to 10.10	$17,956,408	2.58%	1.15% to 1.65%	-6.61% to -5.91%
2021	2,096,756	9.94 to 10.76	$22,270,009	2.39%	1.15% to 1.65%	-0.72% to -0.52%

Alger Fund
LargeCap Growth Portfolio
2025	76,119	48.00 to 86.44	$5,259,524	0.00%	0.95% to 1.40%	26.87% to 29.04%
2024	89,226	37.37 to 67.66	$4,823,835	0.00%	0.95% to 1.40%	39.13% to 41.53%
2023	126,102	26.52 to 48.29	$4,725,998	0.00%	0.95% to 1.40%	29.21% to 31.42%
2022	126,522	20.27 to 37.11	$3,604,009	0.00%	0.95% to 1.40%	-40.26% to -39.23%
2021	136,898	33.51 to 61.68	$6,353,515	0.00%	0.95% to 1.40%	8.92% to 10.78%

MidCap Growth Portfolio
2025	77,594	34.23 to 56.46	$3,520,687	0.00%	0.95% to 1.40%	13.71% to 15.66%
2024	90,834	30.04 to 49.31	$3,571,120	0.00%	0.95% to 1.40%	17.89% to 19.92%
2023	107,543	25.43 to 41.53	$3,577,041	0.00%	0.95% to 1.40%	19.96% to 22.01%
2022	122,869	21.16 to 34.38	$3,329,477	0.00%	0.95% to 1.40%	-37.74% to -36.68%
2021	127,914	33.91 to 54.84	$5,462,834	0.00%	0.95% to 1.40%	1.48% to 3.22%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Capital Appreciation Portfolio
2025	50,457	75.33 to 151.59	$4,956,855	0.00%	0.95% to 1.40%	29.98% to 31.62%
2024	50,646	57.49 to 116.33	$3,934,345	0.00%	0.95% to 1.40%	44.53% to 46.73%
2023	60,816	39.36 to 80.09	$3,173,207	0.00%	0.95% to 1.40%	39.68% to 41.78%
2022	57,854	27.89 to 57.05	$2,095,083	0.00%	0.95% to 1.40%	-38.06% to -37.12%
2021	74,574	44.55 to 91.64	$4,377,840	0.00%	0.95% to 1.40%	16.24% to 18.00%

SmallCap Growth Portfolio
2025	18,360	25.55 to 53.20	$541,650	0.00%	1.30% to 1.90%	3.40% to 4.91%
2024	19,452	24.47 to 50.71	$546,566	0.37%	1.30% to 1.90%	5.55% to 7.10%
2023	21,148	22.95 to 47.35	$567,214	0.00%	1.30% to 1.90%	13.74% to 15.39%
2022	22,394	19.98 to 41.03	$530,498	0.00%	1.30% to 1.90%	-39.48% to -38.60%
2021	23,539	32.68 to 66.83	$906,085	0.00%	1.30% to 1.90%	-8.29% to -6.95%

Capital Appreciation Portfolio Class S
2025	838,474	20.09 to 74.24	$48,872,791	0.00%	1.15% to 1.65%	30.35% to 31.33%
2024	902,852	15.33 to 56.67	$43,426,046	0.00%	1.15% to 1.65%	45.33% to 46.44%
2023	1,090,090	10.49 to 38.80	$36,877,026	0.00%	1.15% to 1.65%	40.45% to 41.51%
2022	1,309,054	7.43 to 27.49	$31,891,779	0.00%	1.15% to 1.65%	-37.72% to -37.25%
2021	1,324,281	11.86 to 43.92	$53,315,224	0.00%	1.15% to 1.65%	16.89% to 17.47%

Calvert Variable Series, Inc.
Mid Cap Growth Portfolio
2025	118,038	10.67 to 36.92	$2,280,680	0.39%	0.95% to 1.65%	-0.50% to 0.55%
2024	113,602	10.64 to 36.96	$2,318,628	0.12%	0.95% to 1.65%	8.08% to 9.23%
2023	128,831	9.76 to 34.20	$2,446,653	0.18%	0.95% to 1.65%	9.49% to 10.64%
2022	143,288	8.84 to 31.23	$2,501,167	0.00%	0.95% to 1.65%	-21.04% to -20.21%
2021	158,238	11.10 to 39.56	$3,630,609	0.22%	0.95% to 1.65%	12.81% to 13.94%

SRI Balanced Portfolio
2025	453,485	14.14 to 19.14	$8,170,884	1.55%	0.95% to 1.65%	9.96% to 10.68%
2024	500,337	12.81 to 17.34	$8,270,060	1.69%	0.95% to 1.65%	17.07% to 17.84%
2023	437,936	10.89 to 14.75	$6,230,883	1.70%	0.95% to 1.65%	14.75% to 15.38%
2022	447,839	9.49 to 12.82	$5,599,365	1.21%	0.95% to 1.65%	-16.68% to -16.22%
2021	397,554	11.35 to 15.34	$5,971,931	1.40%	0.95% to 1.65%	13.18% to 13.41%

Calvert Variable Trust, Inc.
S&P 500 Index Portfolio
2025	24,501	18.24 to 74.50	$1,289,132	1.12%	0.95% to 1.65%	15.24% to 16.39%
2024	32,603	15.70 to 64.01	$1,475,552	1.17%	0.95% to 1.65%	22.21% to 23.45%
2023	43,919	12.73 to 51.85	$1,606,799	1.46%	0.95% to 1.65%	23.37% to 24.73%
2022	41,398	10.22 to 41.57	$1,221,541	0.91%	0.95% to 1.65%	-19.99% to -19.11%
2021	78,224	20.25 to 51.39	$2,415,998	1.57%	0.95% to 1.65%	25.81% to 27.20%

Invesco Variable Insurance Funds
Technology Fund
2025	16,964	53.53 to 81.91	$1,148,251	0.00%	0.95% to 1.40%	17.55% to 19.33%
2024	18,367	45.53 to 69.33	$1,037,497	0.00%	0.95% to 1.40%	31.00% to 32.99%
2023	27,432	34.67 to 52.65	$1,144,620	0.00%	0.95% to 1.40%	43.40% to 45.56%
2022	20,421	24.08 to 36.54	$590,218	0.00%	0.95% to 1.40%	-41.40% to -40.52%
2021	28,361	40.13 to 62.04	$1,368,074	0.00%	0.95% to 1.40%	11.64% to 13.33%

Managed Volatility Fund
2021	—	-	$0	4.22%	0.95% to 1.40%	n/a

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Diversified Dividend Fund
2025	281,833	13.63 to 22.44	$4,103,842	1.39%	0.95% to 1.40%	13.22% to 14.65%
2024	262,045	12.00 to 19.57	$3,380,955	1.87%	0.95% to 1.40%	10.74% to 12.14%
2023	217,647	10.80 to 17.46	$2,566,874	1.48%	0.95% to 1.40%	6.41% to 8.02%
2022	294,504	10.10 to 16.16	$3,273,278	2.50%	0.95% to 1.40%	-4.05% to -2.61%
2021	67,057	10.48 to 16.59	$998,265	2.36%	0.95% to 1.40%	4.80% to 17.77%

Health Care Fund
2025	18,237	35.73 to 43.79	$758,730	0.00%	0.95% to 1.40%	12.82% to 14.24%
2024	30,029	29.79 to 38.33	$1,110,404	0.00%	0.95% to 1.40%	1.89% to 3.18%
2023	22,364	29.19 to 37.15	$790,134	0.00%	0.95% to 1.40%	0.94% to 2.05%
2022	28,861	28.92 to 36.40	$999,125	0.00%	0.95% to 1.40%	-15.20% to -14.14%
2021	30,187	33.17 to 42.39	$1,219,513	0.18%	0.95% to 1.40%	9.58% to 11.24%

Global Real Estate Fund
2025	4,335	8.74 to 12.46	$42,244	2.07%	1.30% to 1.90%	3.86% to 5.74%
2024	6,353	8.42 to 12.23	$61,625	2.23%	1.30% to 1.90%	-5.54% to -3.62%
2023	7,760	8.91 to 12.69	$80,136	1.14%	1.30% to 1.90%	5.04% to 7.16%
2022	8,681	8.49 to 11.85	$84,692	2.31%	1.30% to 1.90%	-27.75% to -26.29%
2021	9,848	11.75 to 16.07	$132,519	2.59%	1.30% to 1.90%	21.07% to 23.52%

International Equity Fund
2025	13,329	13.05 to 18.60	$199,440	1.16%	1.30% to 1.90%	12.35% to 14.39%
2024	14,656	11.62 to 16.41	$193,804	1.53%	1.30% to 1.90%	-3.03% to -1.21%
2023	16,037	11.98 to 16.62	$216,868	0.00%	1.30% to 1.90%	13.94% to 16.06%
2022	15,295	10.52 to 14.32	$179,775	1.13%	1.30% to 1.90%	-21.23% to -19.76%
2021	13,190	13.35 to 17.84	$197,995	0.90%	1.30% to 1.90%	2.08% to 3.98%

Main Street Mid Cap Fund
2025	7,503	20.19 to 27.66	$168,181	0.10%	1.30% to 1.90%	5.48% to 7.18%
2024	8,192	19.14 to 25.80	$174,337	0.13%	1.30% to 1.90%	13.04% to 14.87%
2023	9,881	16.63 to 22.07	$186,845	0.04%	1.30% to 1.90%	10.40% to 12.17%
2022	11,906	15.07 to 19.67	$201,986	0.07%	1.30% to 1.90%	-17.27% to -15.94%
2021	12,566	18.50 to 23.77	$256,318	0.25%	1.30% to 1.90%	18.94% to 20.85%

Core Bond Fund
2022	—	-	$0	5.57%	1.15% to 1.65%	n/a
2021	378,191	9.77 to 11.73	$4,303,595	1.87%	1.15% to 1.65%	-3.16% to -2.97%

Discovery Mid Cap Growth Fund
2025	268,457	10.94 to 28.14	$5,881,024	0.00%	1.15% to 1.65%	2.82% to 3.60%
2024	274,462	10.58 to 27.23	$6,069,889	0.00%	1.15% to 1.65%	21.88% to 22.80%
2023	278,881	8.63 to 22.23	$5,172,491	0.00%	1.15% to 1.65%	11.01% to 11.84%
2022	291,563	7.73 to 19.93	$4,962,407	0.00%	1.15% to 1.65%	-32.26% to -31.75%
2021	282,423	11.35 to 29.27	$7,275,896	0.00%	1.15% to 1.65%	16.85% to 17.43%

Global Fund
2025	325,090	13.44 to 24.79	$7,514,687	0.00%	1.15% to 1.65%	13.13% to 13.98%
2024	330,885	11.82 to 21.80	$6,728,771	0.00%	1.15% to 1.65%	13.87% to 14.74%
2023	401,949	10.32 to 19.05	$7,140,575	0.00%	1.15% to 1.65%	32.25% to 33.25%
2022	427,058	7.76 to 14.33	$5,761,990	0.00%	1.15% to 1.65%	-33.05% to -32.55%
2021	350,596	11.53 to 21.30	$7,192,700	0.00%	1.15% to 1.65%	13.40% to 13.85%

Main Street Fund
2025	420,143	16.63 to 29.76	$10,525,003	0.31%	1.15% to 1.65%	13.75% to 14.60%
2024	451,302	14.54 to 26.03	$9,980,414	0.00%	1.15% to 1.65%	21.36% to 22.28%
2023	459,823	11.91 to 21.34	$8,347,830	0.47%	1.15% to 1.65%	20.83% to 21.73%
2022	559,502	9.81 to 17.58	$8,517,650	1.06%	1.15% to 1.65%	-21.61% to -21.02%
2021	565,628	12.44 to 22.31	$10,955,312	0.51%	1.15% to 1.65%	25.15% to 25.78%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***

Main Street Small Cap Fund
2025	457,097	12.97 to 24.07	$9,606,581	0.22%	1.15% to 1.65%	6.67% to 7.47%
2024	519,099	12.10 to 22.46	$10,049,232	0.00%	1.15% to 1.65%	10.55% to 11.39%
2023	588,789	10.88 to 20.21	$10,309,660	1.02%	1.15% to 1.65%	15.90% to 16.77%
2022	452,613	9.34 to 17.35	$7,063,355	0.26%	1.15% to 1.65%	-17.41% to -16.79%
2021	420,960	11.25 to 20.91	$7,917,219	0.20%	1.15% to 1.65%	20.38% to 20.62%

Balanced-Risk Allocation Fund
2025	67,617	10.07 to 10.29	$684,578	6.50%	1.15% to 1.65%	7.23% to 7.72%
2024	51,700	9.39 to 9.55	$487,175	6.49%	1.15% to 1.65%	2.16% to 2.62%
2023	46,013	9.19 to 9.30	$424,176	0.00%	1.15% to 1.65%	4.98% to 5.45%
2022	49,166	8.76 to 8.82	$431,417	9.54%	1.15% to 1.65%	-15.66% to -15.28%
2021	22,025	10.38 to 10.41	$229,058	4.74%	1.15% to 1.65%	3.84% to 3.84%

Core Plus Bond Fund
2025	548,638	9.28 to 9.57	$5,158,274	4.15%	1.15% to 1.65%	5.32% to 6.01%
2024	474,916	8.82 to 9.03	$4,227,300	3.30%	1.15% to 1.65%	1.13% to 1.79%
2023	473,401	8.72 to 8.87	$4,156,950	2.63%	1.15% to 1.65%	4.22% to 4.90%
2022	516,522	8.36 to 8.45	$4,339,505	1.07%	1.15% to 1.65%	-15.82% to -15.61%
2021	32,938	9.97 to 9.99	$328,678	2.07%	1.15% to 1.65%	-0.31% to -0.18%

Equity and Income Fund
2025	426,212	12.51 to 13.16	$5,424,308	1.91%	1.15% to 1.65%	10.63% to 11.74%
2024	398,775	11.30 to 11.78	$4,568,665	1.51%	1.15% to 1.65%	9.83% to 11.05%
2023	492,943	10.27 to 10.60	$5,114,419	1.60%	1.15% to 1.65%	7.89% to 9.51%
2022	552,753	9.50 to 9.68	$5,273,689	1.46%	1.15% to 1.65%	-9.74% to -8.38%
2021	346,426	10.45 to 10.57	$3,629,645	2.31%	1.15% to 1.65%	4.48% to 4.69%

Small Cap Equity Fund
2025	539,972	11.07 to 11.46	$6,080,232	0.00%	1.15% to 1.65%	6.07% to 6.87%
2024	491,253	10.43 to 10.72	$5,193,646	0.00%	1.15% to 1.65%	15.91% to 16.79%
2023	380,264	9.00 to 9.18	$3,456,686	0.00%	1.15% to 1.65%	14.36% to 15.22%
2022	279,448	7.87 to 7.97	$2,212,976	0.00%	1.15% to 1.65%	-22.03% to -21.44%
2021	146,706	10.09 to 10.14	$1,484,271	0.00%	1.15% to 1.65%	0.94% to 1.28%

Equally Weighted S&P 500 Fund
2025	932,788	12.53 to 12.96	$11,895,067	1.61%	1.15% to 1.65%	9.01% to 9.83%
2024	659,140	11.49 to 11.80	$7,678,566	1.64%	1.15% to 1.65%	10.61% to 11.45%
2023	530,129	10.39 to 10.58	$5,562,260	1.34%	1.15% to 1.65%	11.58% to 12.30%
2022	419,079	9.31 to 9.40	$3,924,433	1.13%	1.15% to 1.65%	-13.32% to -12.93%
2021	138,866	10.77 to 10.80	$1,497,330	1.34%	1.15% to 1.65%	7.73% to 7.89%

Growth and Income Fund
2025	17,118	24.17 to 32.47	$455,106	1.14%	1.30% to 1.90%	11.61% to 13.30%
2024	18,446	21.65 to 28.66	$440,902	1.27%	1.30% to 1.90%	12.00% to 13.70%
2023	18,821	18.99 to 25.20	$399,455	1.31%	1.30% to 1.90%	8.71% to 10.46%
2022	23,359	17.47 to 22.82	$454,958	1.18%	1.30% to 1.90%	-9.09% to -7.63%
2021	26,174	19.52 to 25.09	$561,551	1.26%	1.30% to 1.90%	24.09% to 26.09%

Value Opportunities Fund
2021	—	11.62 to 14.28	$0	0.25%	1.30% to 1.90%	2.17% to 3.61%

American Value Fund
2025	2,852	28.66 to 40.85	$101,433	0.21%	1.30% to 1.90%	16.55% to 18.66%
2024	3,056	24.59 to 34.42	$92,126	0.66%	1.30% to 1.90%	25.54% to 27.83%
2023	4,475	19.59 to 26.93	$107,360	0.35%	1.30% to 1.90%	11.28% to 13.30%
2022	5,283	17.60 to 24.17	$112,569	0.46%	1.30% to 1.90%	-6.25% to -4.45%
2021	5,313	18.78 to 25.29	$118,886	0.22%	1.30% to 1.90%	23.18% to 25.54%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***

International Growth II Fund
2025	1,678,743	10.39 to 14.15	$22,086,172	0.06%	1.15% to 1.65%	13.64% to 14.50%
2024	1,803,081	9.10 to 12.39	$20,895,169	0.36%	1.15% to 1.65%	-3.43% to -2.70%
2023	1,869,915	9.37 to 12.76	$22,501,364	0.30%	1.15% to 1.65%	18.67% to 19.56%
2022	1,919,812	7.85 to 10.70	$19,669,076	0.00%	1.15% to 1.65%	-28.36% to -27.82%
2021	1,638,784	10.90 to 14.86	$23,648,637	0.00%	1.15% to 1.65%	8.32% to 8.86%

Lincoln Financial Variable Insurance Portfolios
Core Bond Portfolio
2025	86,273	9.84 to 14.02	$1,079,739	3.37%	0.95% to 1.40%	5.07% to 6.39%
2024	99,670	9.35 to 13.18	$1,181,936	4.24%	0.95% to 1.40%	-0.50% to 0.75%
2023	108,657	9.39 to 13.08	$1,279,895	3.65%	0.95% to 1.40%	3.50% to 4.91%
2022	121,579	9.05 to 12.47	$1,367,281	2.00%	0.95% to 1.40%	-14.56% to -13.40%
2021	136,273	10.58 to 14.40	$1,784,669	1.90%	0.95% to 1.40%	-3.60% to -2.29%

Small Cap Core Portfolio
2025	42,453	29.19 to 51.75	$1,898,858	0.59%	0.95% to 1.40%	7.39% to 9.23%
2024	47,659	27.13 to 47.85	$1,948,320	0.81%	0.95% to 1.40%	8.77% to 10.65%
2023	52,246	24.89 to 43.68	$1,947,402	1.32%	0.95% to 1.40%	10.15% to 12.03%
2022	58,778	22.55 to 39.38	$1,946,867	0.41%	0.95% to 1.40%	-21.46% to -20.11%
2021	70,089	28.65 to 49.79	$2,934,365	0.58%	0.95% to 1.40%	18.21% to 20.24%

Rydex Variable Trust
Nova Fund
2025	9,709	65.25 to 97.79	$751,454	0.00%	0.95% to 1.40%	18.12% to 19.72%
2024	10,636	52.83 to 82.50	$694,533	0.00%	0.95% to 1.40%	29.53% to 31.49%
2023	15,983	40.79 to 63.37	$812,771	0.00%	0.95% to 1.40%	31.82% to 33.80%
2022	14,727	30.95 to 47.84	$560,713	0.32%	0.95% to 1.40%	-31.95% to -30.92%
2021	22,938	45.48 to 69.95	$1,293,247	0.29%	0.95% to 1.40%	38.75% to 40.84%

NASDAQ-100 Fund
2025	10,732	96.23 to 132.51	$1,204,616	0.03%	0.95% to 1.40%	16.33% to 17.91%
2024	11,736	71.84 to 113.51	$1,129,300	0.19%	0.95% to 1.40%	20.89% to 22.73%
2023	22,228	59.42 to 93.42	$1,789,152	0.00%	0.95% to 1.40%	49.53% to 51.78%
2022	14,267	39.74 to 62.17	$758,701	0.00%	0.95% to 1.40%	-35.73% to -34.76%
2021	26,843	61.84 to 96.25	$2,230,090	0.00%	0.95% to 1.40%	22.51% to 24.36%

U.S. Government Money Market Fund
2025	15,201	7.19 to 10.13	$140,649	2.40%	0.95% to 1.45%	0.40% to 1.86%
2024	19,362	7.16 to 9.95	$171,941	4.48%	0.95% to 1.45%	1.42% to 2.91%
2023	23,344	7.06 to 9.67	$361,607	4.17%	0.95% to 1.45%	1.25% to 2.73%
2022	30,052	6.97 to 9.41	$255,615	0.93%	0.95% to 1.45%	-1.65% to -0.22%
2021	14,356	7.09 to 9.52	$127,182	0.00%	0.95% to 1.45%	-2.75% to -0.88%

Inverse S&P 500 Strategy Fund
2025	32,344	0.39 to 0.56	$16,497	8.43%	0.95% to 1.40%	-13.64% to -12.60%
2024	28,027	0.45 to 0.64	$16,299	12.15%	0.95% to 1.40%	-14.97% to -13.93%
2023	26,054	0.53 to 0.75	$17,120	0.79%	0.95% to 1.40%	-17.01% to -15.76%
2022	130,753	0.64 to 0.89	$96,789	0.00%	0.95% to 1.40%	13.78% to 15.49%
2021	1,394,673	0.56 to 0.77	$825,814	0.00%	0.95% to 1.40%	-26.16% to -25.16%

Inverse NASDAQ-100 Strategy Fund
2025	104,417	0.12 to 0.16	$14,462	3.48%	0.95% to 1.40%	-17.80% to -16.98%
2024	138,555	0.14 to 0.19	$23,448	11.29%	0.95% to 1.40%	-17.42% to -16.59%
2023	112,501	0.17 to 0.28	$23,070	0.44%	0.95% to 1.40%	-33.50% to -32.50%
2022	156,898	0.26 to 0.42	$44,147	0.00%	0.95% to 1.40%	31.59% to 33.56%
2021	81,069	0.19 to 0.26	$18,377	0.00%	0.95% to 1.40%	-26.90% to -26.16%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Inverse Government Long Bond Strategy Fund
2025	684	3.18 to 3.35	$2,250	6.73%	0.95% to 1.40%	0.63% to 0.88%
2024	670	2.70 to 3.32	$2,188	5.01%	0.95% to 1.40%	14.64% to 15.79%
2023	2,055	2.36 to 2.87	$5,385	0.00%	0.95% to 1.40%	2.23% to 3.25%
2022	5,049	2.31 to 2.78	$12,170	0.00%	0.95% to 1.40%	43.40% to 44.83%
2021	2,956	1.61 to 1.92	$5,186	0.00%	0.95% to 1.40%	-0.98% to 0.01%

Government Long Bond 1.2x Strategy
2025	5,709	8.97 to 11.07	$61,690	3.26%	0.95% to 1.40%	-0.29% to 0.72%
2024	5,698	9.00 to 10.99	$61,149	3.04%	0.95% to 1.40%	-14.16% to -13.29%
2023	7,151	10.48 to 12.67	$88,481	2.85%	0.95% to 1.40%	-2.94% to -1.97%
2022	7,121	10.80 to 12.93	$89,929	1.44%	0.95% to 1.40%	-41.97% to -41.39%
2021	7,103	17.09 to 22.06	$154,236	0.26%	0.95% to 1.40%	-9.73% to -8.37%

Rydex Variable Insurance Funds
Biotechnology Fund
2025	86,483	16.33 to 30.83	$2,601,548	0.00%	1.15% to 1.65%	28.38% to 28.63%
2024	108,021	12.71 to 23.97	$2,524,798	0.00%	1.15% to 1.65%	-2.73% to -2.54%
2023	128,140	13.06 to 24.59	$3,017,964	0.00%	1.15% to 1.65%	4.12% to 4.33%
2022	143,921	12.53 to 23.57	$3,230,976	0.00%	1.15% to 1.65%	-14.47% to -14.30%
2021	181,554	14.63 to 27.51	$4,793,871	0.00%	1.15% to 1.65%	0.06% to 0.26%

S&P 500 Pure Growth Fund
2025	138,460	12.84 to 37.41	$4,060,437	0.00%	1.15% to 1.65%	9.92% to 10.75%
2024	167,528	11.62 to 33.86	$4,348,921	0.06%	1.15% to 1.65%	24.58% to 25.52%
2023	226,848	9.28 to 27.05	$4,599,182	0.00%	1.15% to 1.65%	4.73% to 5.52%
2022	275,030	8.81 to 25.70	$5,147,948	0.00%	1.15% to 1.65%	-29.52% to -28.99%
2021	154,384	12.43 to 36.28	$5,017,447	0.00%	1.15% to 1.65%	25.75% to 26.13%

S&P MidCap 400 Pure Growth Fund
2025	42,557	15.76 to 22.47	$946,567	0.00%	1.15% to 1.65%	5.75% to 5.96%
2024	49,342	14.88 to 21.21	$1,036,607	0.00%	1.15% to 1.65%	14.58% to 14.81%
2023	64,121	12.98 to 18.47	$1,171,441	0.00%	1.15% to 1.65%	13.15% to 13.37%
2022	76,744	11.46 to 16.30	$1,217,030	0.00%	1.15% to 1.65%	-23.66% to -23.51%
2021	80,654	14.99 to 21.30	$1,675,612	0.00%	1.15% to 1.65%	10.71% to 10.93%

Guggenheim Variable Insurance Funds
Long Short Equity Fund
2024	—	-	$0	0.41%	0.95% to 1.65%	6.94% to 7.52%
2023	68,148	11.36 to 19.62	$964,325	0.24%	0.95% to 1.65%	10.75% to 11.69%
2022	54,064	10.18 to 17.57	$704,791	0.41%	0.95% to 1.65%	-15.91% to -15.20%
2021	63,710	14.66 to 20.71	$981,206	0.62%	0.95% to 1.65%	21.59% to 22.63%

Multi-Hedge Strategies Fund
2025	72,004	9.96 to 10.92	$771,006	2.34%	1.15% to 1.65%	-0.11% to 0.34%
2024	86,099	9.95 to 10.91	$922,836	4.91%	1.15% to 1.65%	-4.96% to -4.53%
2023	101,570	10.44 to 11.46	$1,143,390	2.87%	1.15% to 1.65%	2.97% to 3.44%
2022	127,565	10.11 to 11.11	$1,394,523	1.24%	1.15% to 1.65%	-4.69% to -4.26%
2021	136,098	10.61 to 11.63	$1,560,693	0.00%	1.15% to 1.65%	6.65% to 6.87%

Global Managed Futures Strategy Fund
2025	31,382	9.79 to 11.60	$325,037	1.43%	1.15% to 1.65%	1.96% to 2.72%
2024	32,761	9.58 to 11.38	$326,185	2.69%	1.15% to 1.65%	-1.29% to -0.54%
2023	38,291	9.67 to 11.47	$388,277	2.18%	1.15% to 1.65%	2.21% to 2.87%
2022	133,622	9.45 to 11.18	$1,302,644	2.69%	1.15% to 1.65%	9.80% to 10.29%
2021	31,103	8.60 to 10.17	$276,221	0.00%	1.15% to 1.65%	-0.41% to -0.21%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
New Age Alpha
Small Cap Value Fund
2025	205,327	13.27 to 23.10	$4,014,893	1.00%	1.15% to 1.65%	1.61% to 2.37%
2024	216,999	12.99 to 22.62	$4,223,520	1.25%	1.15% to 1.65%	6.72% to 7.53%
2023	263,269	12.10 to 21.09	$4,839,229	1.23%	1.15% to 1.65%	8.48% to 9.30%
2022	289,179	11.09 to 19.34	$4,979,366	0.64%	1.15% to 1.65%	-5.31% to -4.60%
2021	254,718	11.65 to 20.33	$4,701,156	0.86%	1.15% to 1.65%	24.37% to 24.74%

ProFunds VP
Profund Access VP High Yield Fund
2025	1,378	13.90 to 17.77	$23,172	2.47%	1.30% to 1.90%	2.69% to 3.98%
2024	1,533	13.53 to 17.09	$24,851	4.95%	1.30% to 1.90%	2.74% to 4.04%
2023	2,031	13.17 to 16.43	$30,669	4.97%	1.30% to 1.90%	10.40% to 11.79%
2022	2,170	11.93 to 14.70	$30,492	3.02%	1.30% to 1.90%	-13.98% to -12.90%
2021	2,315	13.87 to 17.97	$36,416	2.44%	1.30% to 1.90%	-3.08% to -1.47%

Asia 30
2025	4,947	11.17 to 13.88	$63,997	4.96%	1.30% to 1.90%	20.16% to 21.49%
2024	5,190	9.30 to 12.78	$55,356	0.81%	1.30% to 1.90%	7.97% to 9.83%
2023	5,337	8.61 to 11.63	$52,468	0.11%	1.30% to 1.90%	0.99% to 2.71%
2022	5,524	8.53 to 11.32	$53,404	0.46%	1.30% to 1.90%	-26.84% to -25.59%
2021	6,208	11.66 to 15.22	$81,968	0.00%	1.30% to 1.90%	-21.13% to -19.78%

Banks
2025	9,965	6.89 to 9.17	$83,539	1.07%	1.30% to 1.90%	6.73% to 8.29%
2024	13,974	6.46 to 8.47	$107,838	2.01%	1.30% to 1.90%	18.02% to 19.75%
2023	13,058	5.72 to 7.07	$85,401	1.77%	1.30% to 1.90%	6.87% to 8.16%
2022	4,155	5.05 to 6.54	$24,342	0.58%	1.30% to 1.90%	-22.71% to -21.51%
2021	10,082	6.53 to 8.53	$73,496	1.31%	1.30% to 1.90%	29.35% to 31.57%

Materials
2025	1,278	14.96 to 21.54	$21,615	0.14%	1.30% to 1.90%	4.60% to 6.55%
2024	2,912	14.31 to 20.22	$50,022	0.49%	1.30% to 1.90%	-4.71% to -2.92%
2023	2,161	15.01 to 20.82	$37,853	0.46%	1.30% to 1.90%	8.79% to 10.82%
2022	2,307	13.80 to 18.79	$36,813	0.17%	1.30% to 1.90%	-12.04% to -10.40%
2021	2,514	15.69 to 20.97	$45,430	0.75%	1.30% to 1.90%	21.61% to 23.88%

Bear
2025	2,951	0.49 to 0.59	$1,592	4.39%	1.30% to 1.90%	-16.87% to -16.08%
2024	8,236	0.58 to 0.70	$4,994	8.02%	1.30% to 1.90%	-16.15% to -15.34%
2023	7,683	0.65 to 0.82	$5,520	0.29%	1.30% to 1.90%	-17.97% to -16.86%
2022	8,693	0.79 to 0.99	$7,558	0.00%	1.30% to 1.90%	13.38% to 14.92%
2021	8,335	0.70 to 0.86	$6,363	0.00%	1.30% to 1.90%	-27.04% to -26.05%

Biotechnology
2025	5,136	38.99 to 56.66	$249,203	0.00%	1.30% to 1.90%	29.36% to 31.84%
2024	5,026	30.14 to 42.98	$188,350	0.00%	1.30% to 1.90%	-3.64% to -1.79%
2023	5,869	31.01 to 43.76	$222,189	0.00%	1.30% to 1.90%	6.26% to 8.35%
2022	6,534	29.18 to 40.39	$225,765	0.00%	1.30% to 1.90%	-10.97% to -9.22%
2021	7,320	33.03 to 44.49	$286,221	0.00%	1.30% to 1.90%	11.70% to 13.84%

Bull
2025	12,623	25.94 to 40.79	$435,274	0.38%	1.30% to 1.90%	11.48% to 14.07%
2024	14,731	23.27 to 35.76	$449,783	0.79%	1.30% to 1.90%	18.14% to 20.90%
2023	20,300	20.05 to 29.58	$545,269	0.00%	1.30% to 1.90%	19.50% to 22.15%
2022	17,473	16.78 to 24.21	$375,561	0.00%	1.30% to 1.90%	-22.49% to -20.77%
2021	26,864	21.65 to 30.09	$681,633	0.00%	1.30% to 1.90%	21.99% to 24.58%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Consumer Staples
2025	1,612	19.59 to 27.37	$37,356	0.76%	1.30% to 1.90%	-3.46% to -1.81%
2024	2,609	20.10 to 27.88	$61,701	1.59%	1.30% to 1.90%	6.65% to 8.54%
2023	3,129	18.52 to 25.23	$67,389	0.16%	1.30% to 1.90%	0.36% to 2.13%
2022	5,979	18.15 to 24.71	$128,880	0.05%	1.30% to 1.90%	-27.36% to -26.00%
2021	6,254	24.98 to 33.39	$183,489	0.44%	1.30% to 1.90%	15.42% to 17.57%

Consumer Discretionary
2025	2,304	29.91 to 43.48	$90,480	0.00%	1.30% to 1.90%	1.83% to 3.78%
2024	2,529	29.10 to 41.89	$94,341	0.00%	1.30% to 1.90%	20.01% to 22.39%
2023	3,332	24.25 to 34.23	$99,109	0.00%	1.30% to 1.90%	27.40% to 29.90%
2022	3,107	19.19 to 26.35	$73,842	0.00%	1.30% to 1.90%	-33.92% to -32.65%
2021	4,137	28.82 to 39.12	$143,440	0.00%	1.30% to 1.90%	6.33% to 8.43%

Dow 30
2025	7,505	19.65 to 30.89	$195,330	3.57%	1.30% to 1.90%	8.16% to 10.67%
2024	10,006	18.17 to 27.92	$230,970	3.11%	1.30% to 1.90%	8.16% to 10.69%
2023	8,724	19.01 to 25.22	$193,713	0.04%	1.30% to 1.90%	10.31% to 12.08%
2022	6,866	17.23 to 22.50	$140,786	0.00%	1.30% to 1.90%	-11.45% to -10.03%
2021	3,874	19.46 to 25.01	$84,542	0.00%	1.30% to 1.90%	14.15% to 15.99%

Emerging Markets
2025	8,773	6.87 to 10.23	$70,388	1.20%	1.30% to 1.90%	31.32% to 34.24%
2024	10,244	5.23 to 7.62	$62,123	1.59%	1.30% to 1.90%	4.02% to 6.35%
2023	11,202	5.11 to 7.16	$64,656	2.71%	1.30% to 1.90%	11.36% to 13.71%
2022	5,982	4.59 to 6.30	$31,482	0.66%	1.30% to 1.90%	-19.07% to -17.36%
2021	6,663	5.67 to 7.62	$43,271	0.00%	1.30% to 1.90%	-20.84% to -19.15%

Europe 30
2025	2,480	11.44 to 15.82	$34,384	2.32%	1.30% to 1.90%	25.70% to 27.79%
2024	2,739	9.10 to 12.38	$29,937	2.39%	1.30% to 1.90%	1.20% to 2.89%
2023	3,413	8.99 to 12.04	$36,379	2.08%	1.30% to 1.90%	13.95% to 15.84%
2022	3,741	7.89 to 10.39	$34,588	1.37%	1.30% to 1.90%	-10.53% to -9.04%
2021	3,991	8.82 to 11.42	$41,130	0.94%	1.30% to 1.90%	20.79% to 22.80%

Falling U.S. Dollar
2025	7,850	4.08 to 4.27	$32,683	1.05%	1.30% to 1.90%	8.18% to 8.45%
2024	4,818	3.77 to 3.94	$18,271	6.47%	1.30% to 1.90%	-7.39% to -7.15%
2023	4,838	4.07 to 4.24	$19,808	0.00%	1.30% to 1.90%	0.80% to 1.06%
2022	5,239	4.04 to 4.20	$21,315	0.00%	1.30% to 1.90%	-10.92% to -10.70%
2021	5,210	4.60 to 4.70	$24,053	0.00%	1.30% to 1.90%	-10.12% to -9.99%

Financials
2025	2,144	12.68 to 17.21	$34,937	0.01%	1.30% to 1.90%	8.97% to 10.67%
2024	1,953	11.64 to 15.55	$26,520	0.39%	1.30% to 1.90%	23.94% to 25.89%
2023	1,570	9.39 to 12.91	$17,826	0.43%	1.30% to 1.90%	9.92% to 11.91%
2022	1,773	8.54 to 11.73	$18,271	0.10%	1.30% to 1.90%	-18.10% to -16.53%
2021	2,600	10.43 to 14.05	$32,504	1.32%	1.30% to 1.90%	25.57% to 27.97%

Health Care
2025	3,099	27.40 to 39.43	$107,291	0.00%	1.30% to 1.90%	8.69% to 10.72%
2024	3,628	24.74 to 35.61	$114,538	0.04%	1.30% to 1.90%	-2.77% to -0.84%
2023	8,566	25.44 to 35.91	$254,638	0.00%	1.30% to 1.90%	-2.73% to -0.82%
2022	9,780	26.16 to 36.21	$294,366	0.00%	1.30% to 1.90%	-9.34% to -7.56%
2021	5,378	29.31 to 39.17	$186,097	0.04%	1.30% to 1.90%	17.36% to 19.55%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Industrials
2025	5,676	24.68 to 35.86	$181,127	0.00%	1.30% to 1.90%	13.22% to 15.39%
2024	5,372	21.79 to 31.08	$147,295	0.20%	1.30% to 1.90%	11.47% to 13.62%
2023	5,194	19.90 to 27.35	$125,307	0.00%	1.30% to 1.90%	12.42% to 14.29%
2022	3,159	17.55 to 23.90	$66,410	0.00%	1.30% to 1.90%	-18.46% to -16.94%
2021	4,182	21.03 to 28.77	$107,192	0.00%	1.30% to 1.90%	12.29% to 14.55%

International
2025	1,358	7.16 to 9.14	$11,842	2.78%	1.30% to 1.90%	23.70% to 25.38%
2024	1,578	5.79 to 7.29	$11,037	5.13%	1.30% to 1.90%	-2.51% to -1.18%
2023	4,456	5.94 to 7.38	$32,395	0.00%	1.30% to 1.90%	11.70% to 13.22%
2022	4,962	5.32 to 6.52	$31,847	0.00%	1.30% to 1.90%	-19.24% to -18.14%
2021	5,571	6.58 to 7.96	$43,566	0.00%	1.30% to 1.90%	5.18% to 6.61%

Internet
2025	3,844	50.03 to 70.60	$218,619	0.00%	1.30% to 1.90%	5.48% to 7.34%
2024	4,516	47.43 to 65.77	$242,767	0.00%	1.30% to 1.90%	25.00% to 27.21%
2023	4,777	37.95 to 50.80	$202,582	0.00%	1.30% to 1.90%	44.86% to 47.26%
2022	6,452	25.98 to 35.07	$189,769	0.00%	1.30% to 1.90%	-47.96% to -47.01%
2021	6,570	49.91 to 66.19	$371,127	0.00%	1.30% to 1.90%	1.73% to 3.58%

Japan
2025	2,895	14.43 to 19.77	$52,785	4.32%	1.30% to 1.90%	26.52% to 28.55%
2024	3,337	11.41 to 15.38	$47,546	2.53%	1.30% to 1.90%	18.29% to 20.21%
2023	3,408	9.64 to 12.80	$40,244	0.00%	1.30% to 1.90%	30.22% to 32.32%
2022	4,107	7.41 to 9.67	$37,037	0.00%	1.30% to 1.90%	-12.80% to -11.40%
2021	4,510	8.49 to 10.91	$46,278	0.00%	1.30% to 1.90%	0.57% to 2.19%

Large-Cap Growth
2025	15,583	39.21 to 60.45	$786,365	0.00%	1.30% to 1.90%	15.84% to 18.41%
2024	18,805	33.22 to 51.05	$808,561	0.00%	1.30% to 1.90%	29.03% to 32.04%
2023	24,121	25.75 to 38.66	$792,864	0.00%	1.30% to 1.90%	23.36% to 26.22%
2022	24,517	20.87 to 30.63	$621,851	0.00%	1.30% to 1.90%	-33.09% to -31.53%
2021	36,016	31.20 to 44.74	$1,399,490	0.00%	1.30% to 1.90%	25.27% to 28.19%

Large-Cap Value
2025	15,711	17.80 to 25.62	$361,384	0.66%	1.30% to 1.90%	7.54% to 9.55%
2024	19,017	16.24 to 23.38	$402,746	0.33%	1.30% to 1.90%	6.50% to 8.60%
2023	29,120	15.25 to 21.15	$544,238	0.47%	1.30% to 1.90%	15.86% to 18.01%
2022	33,730	13.17 to 17.92	$531,311	0.56%	1.30% to 1.90%	-10.11% to -8.44%
2021	23,850	14.88 to 19.58	$432,135	0.96%	1.30% to 1.90%	18.70% to 20.79%

Mid-Cap
2025	4,137	17.38 to 24.29	$83,881	3.85%	1.30% to 1.90%	1.08% to 2.96%
2024	4,305	17.20 to 23.00	$85,266	2.99%	1.30% to 1.90%	7.18% to 9.03%
2023	4,918	16.31 to 21.09	$90,874	0.00%	1.30% to 1.90%	9.92% to 11.69%
2022	6,216	14.83 to 18.89	$103,630	0.00%	1.30% to 1.90%	-17.84% to -16.52%
2021	6,573	18.06 to 22.62	$132,550	0.00%	1.30% to 1.90%	18.01% to 19.91%

Mid-Cap Growth
2025	7,864	23.01 to 28.85	$195,546	0.00%	1.30% to 1.90%	2.45% to 3.63%
2024	8,129	21.23 to 28.10	$197,034	0.00%	1.30% to 1.90%	10.06% to 11.74%
2023	11,775	18.62 to 25.15	$267,375	0.00%	1.30% to 1.90%	11.49% to 13.39%
2022	13,541	16.70 to 22.18	$269,330	0.00%	1.30% to 1.90%	-23.16% to -21.84%
2021	13,402	21.73 to 29.05	$347,684	0.00%	1.30% to 1.90%	12.83% to 14.94%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Mid-Cap Value
2025	3,417	18.22 to 24.72	$77,678	0.27%	1.30% to 1.90%	2.20% to 3.80%
2024	4,044	17.82 to 23.81	$87,529	0.23%	1.30% to 1.90%	6.05% to 7.71%
2023	4,564	16.51 to 22.11	$92,446	0.26%	1.30% to 1.90%	9.45% to 11.27%
2022	5,947	15.09 to 19.87	$106,204	0.13%	1.30% to 1.90%	-11.68% to -10.22%
2021	5,410	17.91 to 22.83	$110,789	0.30%	1.30% to 1.90%	24.36% to 26.30%

Government Money Market
2025	234,316	6.08 to 9.56	$1,811,912	3.19%	1.30% to 1.90%	-0.38% to 1.94%
2024	296,373	6.10 to 9.38	$2,264,154	4.10%	1.30% to 1.90%	0.59% to 2.95%
2023	322,022	6.07 to 9.11	$2,419,732	3.84%	1.30% to 1.90%	0.47% to 2.81%
2022	424,560	6.04 to 8.86	$3,107,312	1.28%	1.30% to 1.90%	-2.52% to -0.26%
2021	307,029	6.19 to 8.88	$2,299,091	0.01%	1.30% to 1.90%	-3.52% to -1.28%

Energy
2025	16,416	9.42 to 13.55	$176,815	2.36%	1.30% to 1.90%	2.22% to 4.13%
2024	20,504	9.04 to 13.26	$214,064	1.88%	1.30% to 1.90%	0.08% to 2.17%
2023	27,039	9.03 to 12.98	$276,332	2.49%	1.30% to 1.90%	-5.93% to -3.99%
2022	21,201	9.60 to 14.10	$229,703	0.92%	1.30% to 1.90%	53.81% to 57.38%
2021	33,894	6.24 to 8.96	$246,480	2.20%	1.30% to 1.90%	46.57% to 49.97%

NASDAQ-100
2025	4,281	60.71 to 87.36	$314,752	0.39%	1.30% to 1.90%	14.43% to 16.56%
2024	4,562	53.05 to 72.88	$288,754	0.40%	1.30% to 1.90%	19.04% to 21.10%
2023	4,816	45.36 to 60.18	$249,370	0.00%	1.30% to 1.90%	46.96% to 49.32%
2022	6,173	30.86 to 40.30	$217,490	0.00%	1.30% to 1.90%	-36.18% to -35.15%
2021	9,989	48.36 to 68.28	$565,844	0.00%	1.30% to 1.90%	20.51% to 23.19%

Pharmaceuticals
2025	2,279	19.68 to 27.77	$60,515	0.21%	1.30% to 1.90%	25.03% to 27.23%
2024	2,278	15.74 to 21.83	$47,542	0.00%	1.30% to 1.90%	-0.07% to 1.71%
2023	2,874	15.75 to 21.46	$56,420	0.52%	1.30% to 1.90%	-8.64% to -7.04%
2022	2,639	17.24 to 23.09	$55,552	0.07%	1.30% to 1.90%	-9.26% to -7.66%
2021	2,982	19.00 to 25.00	$68,568	0.27%	1.30% to 1.90%	7.48% to 9.38%

Precious Metals
2025	71,399	8.12 to 12.16	$663,851	2.08%	1.30% to 1.90%	141.50% to 146.48%
2024	79,375	3.36 to 4.93	$302,533	3.35%	1.30% to 1.90%	2.79% to 4.93%
2023	74,769	3.36 to 4.70	$274,828	0.00%	1.30% to 1.90%	-1.96% to -0.08%
2022	75,585	3.43 to 4.90	$280,844	0.00%	1.30% to 1.90%	-14.04% to -12.17%
2021	85,144	3.99 to 5.58	$370,892	0.00%	1.30% to 1.90%	-12.02% to -10.11%

Real Estate
2025	3,623	10.28 to 13.81	$41,340	1.68%	1.30% to 1.90%	-2.88% to -1.41%
2024	4,810	10.59 to 14.01	$58,425	1.39%	1.30% to 1.90%	-0.09% to 1.43%
2023	4,725	10.60 to 14.57	$57,222	1.12%	1.30% to 1.90%	6.21% to 8.13%
2022	5,077	9.92 to 13.73	$57,791	0.48%	1.30% to 1.90%	-29.31% to -27.76%
2021	10,101	14.00 to 19.01	$161,457	0.03%	1.30% to 1.90%	32.23% to 34.83%

Rising Rates Opportunity
2025	112	1.67 to 1.86	$187	0.84%	1.30% to 1.90%	-1.18% to -0.64%
2024	960	1.69 to 1.96	$1,758	7.20%	1.30% to 1.90%	15.65% to 16.58%
2023	8,924	1.46 to 1.68	$14,763	0.12%	1.30% to 1.90%	-1.10% to -0.30%
2022	10,468	1.47 to 1.68	$17,427	0.00%	1.30% to 1.90%	54.04% to 55.27%
2021	11,657	0.95 to 1.14	$12,488	0.00%	1.30% to 1.90%	-2.93% to -1.81%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Semiconductor
2025	3,917	108.63 to 143.08	$465,198	0.00%	1.30% to 1.90%	36.90% to 38.82%
2024	3,874	79.35 to 105.99	$331,224	0.00%	1.30% to 1.90%	64.92% to 67.51%
2023	3,519	48.11 to 63.28	$182,312	0.00%	1.30% to 1.90%	87.14% to 90.04%
2022	3,986	25.71 to 33.30	$108,566	0.00%	1.30% to 1.90%	-39.62% to -38.68%
2021	4,292	42.58 to 54.30	$195,084	0.00%	1.30% to 1.90%	43.46% to 45.70%

Short Dow 30
2025	20,878	0.54 to 0.55	$11,399	0.47%	1.30% to 1.90%	-11.40% to -11.31%
2024	2,058	0.60 to 0.60	$1,244	3.28%	1.30% to 1.90%	-8.97% to -8.97%
2023	2,057	0.54 to 0.66	$1,366	0.00%	1.30% to 1.90%	-11.26% to -10.19%
2022	2,251	0.60 to 0.75	$1,638	0.00%	1.30% to 1.90%	2.09% to 3.42%
2021	2,219	0.59 to 0.74	$1,587	0.00%	1.30% to 1.90%	-22.57% to -21.44%

Short International
2025	8,463	1.44 to 1.49	$12,574	0.43%	1.30% to 1.90%	-22.77% to -22.62%
2024	2,605	1.82 to 1.89	$4,906	3.61%	1.30% to 1.90%	0.78% to 1.03%
2023	2,645	1.80 to 1.88	$4,889	1.79%	1.30% to 1.90%	-12.63% to -12.42%
2022	2,662	2.06 to 2.17	$5,620	0.00%	1.30% to 1.90%	9.52% to 9.90%
2021	2,654	1.88 to 1.98	$5,154	0.00%	1.30% to 1.90%	-15.67% to -15.37%

Short Mid-Cap
2025	20,743	0.54 to 0.55	$11,330	0.46%	1.30% to 1.90%	-6.77% to -6.68%
2024	2,099	0.57 to 0.57	$1,206	10.19%	1.30% to 1.90%	-8.78% to -8.78%
2023	2,099	0.63 to 0.63	$1,322	0.83%	1.30% to 1.90%	-11.49% to -11.49%
2022	2,099	0.71 to 0.72	$1,494	0.00%	1.30% to 1.90%	6.78% to 6.89%
2021	2,066	0.68 to 0.68	$1,398	0.00%	1.30% to 1.90%	-25.80% to -25.80%

Short NASDAQ-100
2025	—	-	$0	0.00%	1.30% to 1.90%	n/a
2024	—	-	$0	0.00%	1.30% to 1.90%	n/a
2023	—	-	$0	0.00%	1.30% to 1.90%	n/a
2022	—	-	$0	0.00%	1.30% to 1.90%	n/a
2021	—	0.32 to 0.32	$0	0.00%	1.30% to 1.90%	-26.73% to -26.73%

Short Small-Cap
2025	2,752	0.49 to 0.49	$1,354	3.75%	1.30% to 1.90%	-12.30% to -12.30%
2024	2,796	0.55 to 0.56	$1,568	5.34%	1.30% to 1.90%	-8.97% to -8.83%
2023	2,922	0.51 to 0.60	$1,750	0.26%	1.30% to 1.90%	-14.02% to -13.20%
2022	3,063	0.59 to 0.69	$2,105	0.00%	1.30% to 1.90%	13.66% to 14.74%
2021	3,113	0.52 to 0.60	$1,865	0.00%	1.30% to 1.90%	-21.92% to -21.17%

Small-Cap
2025	5,117	14.85 to 21.37	$91,295	0.99%	1.30% to 1.90%	6.95% to 8.94%
2024	5,688	13.88 to 19.07	$94,039	1.12%	1.30% to 1.90%	5.57% to 7.39%
2023	8,888	13.38 to 17.76	$143,445	0.00%	1.30% to 1.90%	10.97% to 12.75%
2022	9,834	12.06 to 15.75	$141,401	0.00%	1.30% to 1.90%	-24.53% to -23.32%
2021	10,538	15.98 to 20.54	$198,511	0.00%	1.30% to 1.90%	9.00% to 10.76%

Small-Cap Growth
2025	5,097	20.82 to 26.11	$112,063	0.00%	1.30% to 1.90%	0.45% to 1.62%
2024	6,080	20.73 to 25.70	$134,178	0.00%	1.30% to 1.90%	4.49% to 5.70%
2023	6,757	19.84 to 24.53	$143,687	0.00%	1.30% to 1.90%	11.69% to 13.03%
2022	7,088	17.76 to 23.98	$135,053	0.00%	1.30% to 1.90%	-24.78% to -23.41%
2021	8,041	23.07 to 31.32	$206,794	0.00%	1.30% to 1.90%	16.78% to 19.08%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Small-Cap Value
2025	4,060	16.28 to 22.74	$74,138	0.32%	1.30% to 1.90%	1.64% to 3.38%
2024	4,823	16.01 to 22.00	$87,583	0.36%	1.30% to 1.90%	2.47% to 4.24%
2023	5,073	15.63 to 21.11	$89,421	0.02%	1.30% to 1.90%	9.33% to 11.20%
2022	5,451	14.29 to 18.98	$87,148	0.00%	1.30% to 1.90%	-15.21% to -13.76%
2021	6,047	16.86 to 22.01	$113,262	0.10%	1.30% to 1.90%	24.45% to 26.58%

Technology
2025	3,613	62.59 to 90.06	$277,497	0.00%	1.30% to 1.90%	18.44% to 20.65%
2024	4,106	51.38 to 74.65	$263,202	0.00%	1.30% to 1.90%	15.54% to 17.88%
2023	3,914	44.47 to 63.32	$213,317	0.00%	1.30% to 1.90%	52.39% to 55.45%
2022	6,227	29.18 to 40.73	$218,789	0.00%	1.30% to 1.90%	-38.00% to -36.74%
2021	7,669	47.07 to 64.39	$426,262	0.00%	1.30% to 1.90%	30.19% to 32.82%

Communication Services
2025	640	20.12 to 22.64	$14,440	0.00%	1.30% to 1.90%	17.75% to 18.46%
2024	23	17.09 to 17.09	$385	0.00%	1.30% to 1.90%	29.16% to 29.16%
2023	28	13.23 to 15.51	$366	0.24%	1.30% to 1.90%	28.38% to 29.54%
2022	224	10.30 to 12.17	$2,455	1.74%	1.30% to 1.90%	-23.27% to -22.50%
2021	288	13.43 to 15.71	$4,192	1.40%	1.30% to 1.90%	15.32% to 16.48%

U.S. Government Plus
2025	5,184	7.60 to 10.41	$52,826	3.07%	1.30% to 1.90%	-2.06% to -0.48%
2024	6,175	7.76 to 10.46	$60,671	3.54%	1.30% to 1.90%	-15.63% to -14.26%
2023	5,484	8.64 to 12.20	$63,949	4.05%	1.30% to 1.90%	-3.51% to -1.61%
2022	5,241	8.96 to 13.14	$61,920	0.00%	1.30% to 1.90%	-43.76% to -42.45%
2021	17,247	15.93 to 22.84	$344,411	0.00%	1.30% to 1.90%	-10.37% to -8.29%

UltraBull
2025	21,110	53.01 to 80.93	$1,487,347	0.72%	1.30% to 1.90%	19.87% to 22.47%
2024	21,221	44.22 to 66.08	$1,228,441	0.73%	1.30% to 1.90%	36.83% to 39.82%
2023	20,108	32.32 to 47.26	$844,963	0.00%	1.30% to 1.90%	39.98% to 43.01%
2022	20,026	23.09 to 33.05	$592,893	0.00%	1.30% to 1.90%	-41.33% to -40.06%
2021	26,903	39.35 to 57.34	$1,300,929	0.00%	1.30% to 1.90%	52.40% to 56.10%

UltraMid-Cap
2025	14,673	25.23 to 33.57	$415,506	1.05%	1.30% to 1.90%	-0.30% to 1.15%
2024	14,963	25.31 to 33.19	$421,447	0.64%	1.30% to 1.90%	13.03% to 14.69%
2023	14,648	21.80 to 30.24	$363,859	0.00%	1.30% to 1.90%	17.90% to 20.10%
2022	14,551	18.49 to 25.61	$304,760	0.00%	1.30% to 1.90%	-34.57% to -33.28%
2021	23,807	28.26 to 38.38	$753,391	0.00%	1.30% to 1.90%	41.49% to 44.27%

UltraNASDAQ-100
2025	3,672	253.08 to 382.57	$1,053,170	0.21%	1.30% to 1.90%	24.81% to 27.46%
2024	3,279	204.67 to 300.16	$750,268	0.30%	1.30% to 1.90%	36.59% to 39.44%
2023	3,559	145.92 to 215.26	$595,697	0.00%	1.30% to 1.90%	107.88% to 112.48%
2022	3,781	70.19 to 103.01	$301,598	0.00%	1.30% to 1.90%	-62.31% to -61.44%
2021	6,602	186.26 to 267.12	$1,423,356	0.00%	1.30% to 1.90%	47.12% to 50.54%

UltraShort Dow30
2025	—	0.03 to 0.03	$0	0.89%	1.30% to 1.90%	-24.96% to -24.96%
2024	2,428	0.04 to 0.04	$103	3.28%	1.30% to 1.90%	-19.68% to -19.68%
2023	4,271	0.05 to 0.05	$226	0.14%	1.30% to 1.90%	-21.04% to -21.04%
2022	5,177	0.07 to 0.07	$346	0.00%	1.30% to 1.90%	4.29% to 4.29%
2021	8,059	0.06 to 0.06	$517	0.00%	1.30% to 1.90%	-37.28% to -37.28%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
UltraShort NASDAQ-100
2025	3,817	0.00 to 0.00	$10	1.51%	1.30% to 1.90%	-34.88% to -34.88%
2024	10,240	0.01 to 0.01	$40	3.08%	1.30% to 1.90%	-35.72% to -35.72%
2023	15,515	0.01 to 0.01	$95	0.00%	1.30% to 1.90%	-58.88% to -58.70%
2022	20,805	0.01 to 0.01	$306	0.00%	1.30% to 1.90%	51.02% to 51.63%
2021	48,783	0.01 to 0.01	$475	0.00%	1.30% to 1.90%	-44.71% to -44.36%

UltraSmall-Cap
2025	9,364	12.45 to 17.40	$143,845	0.96%	1.30% to 1.90%	8.83% to 10.70%
2024	9,821	11.44 to 15.72	$135,815	0.82%	1.30% to 1.90%	6.65% to 8.49%
2023	8,617	10.73 to 14.49	$109,708	0.00%	1.30% to 1.90%	17.99% to 20.01%
2022	8,134	9.09 to 12.07	$86,384	0.00%	1.30% to 1.90%	-45.73% to -44.80%
2021	20,387	16.75 to 21.87	$384,718	0.00%	1.30% to 1.90%	18.83% to 20.86%

Utilities
2025	1,445	20.27 to 27.50	$36,954	1.25%	1.30% to 1.90%	10.06% to 11.78%
2024	1,949	18.08 to 24.61	$44,476	0.87%	1.30% to 1.90%	16.96% to 18.92%
2023	7,397	15.46 to 21.44	$130,571	1.23%	1.30% to 1.90%	-11.82% to -10.17%
2022	10,050	17.53 to 24.26	$197,910	1.50%	1.30% to 1.90%	-3.77% to -1.88%
2021	3,688	18.50 to 24.73	$85,218	1.31%	1.30% to 1.90%	11.44% to 13.52%

VanEck Worldwide Insurance Trust
Global Resources Fund
2025	286,309	8.72 to 46.84	$5,199,433	2.54%	0.95% to 1.90%	31.49% to 35.19%
2024	320,126	6.63 to 34.65	$4,370,761	2.49%	0.95% to 1.90%	-6.44% to -3.96%
2023	406,420	7.09 to 36.00	$5,514,553	2.43%	0.95% to 1.90%	-7.14% to -4.49%
2022	522,495	7.63 to 37.70	$7,704,996	1.76%	0.95% to 1.90%	4.41% to 7.37%
2021	383,113	7.31 to 35.11	$5,998,442	0.43%	0.95% to 1.90%	14.60% to 17.8%

Emerging Markets Fund
2025	11,811	30.19 to 49.96	$526,834	0.81%	0.95% to 1.40%	26.97% to 28.70%
2024	19,028	23.55 to 38.82	$679,694	1.87%	0.95% to 1.40%	-1.11% to 0.25%
2023	19,890	23.59 to 38.73	$732,890	3.45%	0.95% to 1.40%	7.28% to 8.74%
2022	24,336	21.78 to 35.61	$807,421	0.24%	0.95% to 1.40%	-26.09% to -25.09%
2021	28,931	24.19 to 47.68	$1,276,537	0.97%	0.95% to 1.40%	-14.00% to -12.70%

Emerging Markets Bond Fund
2025	17,914	15.43 to 22.19	$350,023	6.05%	0.95% to 1.40%	16.21% to 17.37%
2024	17,620	13.20 to 18.91	$291,939	6.93%	0.95% to 1.40%	0.68% to 1.80%
2023	24,056	13.02 to 18.57	$393,569	3.94%	0.95% to 1.40%	9.15% to 10.35%
2022	22,713	11.84 to 16.83	$341,850	4.10%	0.95% to 1.40%	-8.72% to -7.81%
2021	24,429	12.90 to 18.26	$400,505	4.90%	0.95% to 1.40%	-6.00% to -4.96%

Janus Henderson Series
Global Technology and Innovation Portfolio
2025	485,664	17.89 to 92.47	$28,820,491	0.00%	1.15% to 1.65%	22.80% to 23.72%
2024	426,780	14.49 to 74.92	$20,937,132	0.00%	1.15% to 1.65%	29.58% to 30.57%
2023	410,823	11.12 to 57.53	$15,827,232	0.00%	1.15% to 1.65%	51.76% to 52.90%
2022	347,344	7.29 to 37.72	$8,773,284	0.00%	1.15% to 1.65%	-38.15% to -37.69%
2021	343,520	11.72 to 60.68	$14,336,384	0.11%	1.15% to 1.65%	16.05% to 16.40%

Overseas Portfolio
2025	100,706	14.15 to 19.84	$1,672,674	1.39%	1.15% to 1.65%	26.60% to 27.43%
2024	88,610	11.13 to 15.62	$1,173,757	1.42%	1.15% to 1.65%	3.94% to 4.62%
2023	115,916	10.66 to 14.99	$1,473,078	1.43%	1.15% to 1.65%	9.00% to 9.60%
2022	91,422	9.74 to 13.72	$1,087,968	1.66%	1.15% to 1.65%	-10.15% to -9.65%
2021	93,357	10.81 to 15.24	$1,196,911	1.19%	1.15% to 1.65%	11.77% to 11.99%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Research Portfolio
2025	1,655	56.87 to 58.18	$94,573	0.00%	1.15% to 1.65%	16.51% to 16.75%
2024	1,747	48.81 to 49.84	$85,613	0.00%	1.15% to 1.65%	33.14% to 33.40%
2023	2,767	36.66 to 37.36	$101,725	0.06%	1.15% to 1.65%	40.90% to 41.18%
2022	5,728	26.02 to 26.46	$149,236	0.00%	1.15% to 1.65%	-31.00% to -30.86%
2021	7,489	37.71 to 38.27	$283,269	0.02%	1.15% to 1.65%	18.44% to 18.68%

Enterprise Services Portfolio
2025	1,268,331	13.30 to 35.88	$36,363,651	0.05%	1.15% to 1.65%	5.66% to 6.45%
2024	1,329,240	12.52 to 33.79	$36,676,016	0.64%	1.15% to 1.65%	13.42% to 14.28%
2023	1,491,484	10.98 to 29.64	$37,284,426	0.09%	1.15% to 1.65%	15.85% to 16.72%
2022	1,413,539	9.42 to 25.46	$31,661,580	0.08%	1.15% to 1.65%	-17.52% to -16.90%
2021	1,389,255	11.36 to 30.71	$39,241,724	0.24%	1.15% to 1.65%	14.63% to 15.21%

Global Research Portfolio
2025	169,773	16.70 to 39.08	$5,271,898	0.43%	1.15% to 1.65%	18.63% to 19.52%
2024	128,809	14.00 to 32.78	$3,545,756	0.54%	1.15% to 1.65%	21.23% to 22.15%
2023	67,823	11.49 to 26.90	$1,552,536	0.71%	1.15% to 1.65%	24.41% to 25.34%
2022	86,643	9.18 to 21.52	$1,469,892	0.83%	1.15% to 1.65%	-20.85% to -20.33%
2021	66,993	11.55 to 27.07	$1,659,012	0.38%	1.15% to 1.65%	16.22% to 16.45%

Mid Cap Value Portfolio
2025	231,667	13.75 to 25.27	$4,913,060	0.65%	1.15% to 1.65%	4.55% to 5.34%
2024	251,168	13.08 to 24.05	$5,087,655	0.84%	1.15% to 1.65%	10.94% to 11.78%
2023	238,614	11.72 to 21.57	$4,545,243	0.92%	1.15% to 1.65%	9.29% to 10.11%
2022	243,368	10.67 to 19.64	$4,266,745	1.12%	1.15% to 1.65%	-7.31% to -6.62%
2021	222,532	11.45 to 21.08	$4,304,237	0.31%	1.15% to 1.65%	17.82% to 18.06%

Balanced Portfolio
2025	3,571,730	14.16 to 29.66	$92,337,571	1.71%	1.15% to 1.65%	12.94% to 13.79%
2024	3,505,006	12.46 to 26.13	$80,357,073	1.76%	1.15% to 1.65%	13.25% to 14.11%
2023	3,844,041	10.95 to 22.96	$78,720,780	1.75%	1.15% to 1.65%	13.26% to 14.11%
2022	4,239,139	9.61 to 20.17	$76,782,262	0.96%	1.15% to 1.65%	-17.98% to -17.36%
2021	4,024,852	11.65 to 24.47	$89,831,295	0.70%	1.15% to 1.65%	15.00% to 15.57%

Flexible Bond Portfolio
2025	464,382	9.32 to 11.46	$5,158,874	4.24%	1.15% to 1.65%	5.47% to 6.26%
2024	633,277	8.78 to 10.81	$6,649,030	4.27%	1.15% to 1.65%	-0.05% to 0.71%
2023	678,487	8.74 to 10.77	$7,117,312	3.52%	1.15% to 1.65%	3.57% to 4.35%
2022	736,846	8.39 to 10.34	$7,446,718	1.77%	1.15% to 1.65%	-15.31% to -14.67%
2021	930,912	9.86 to 12.15	$11,002,406	1.68%	1.15% to 1.65%	-2.44% to -2.24%

Forty Portfolio
2025	80,435	12.68 to 12.80	$1,023,598	0.00%	1.15% to 1.65%	16.28% to 16.81%
2024	36,294	10.94 to 10.96	$397,106	0.00%	1.15% to 1.65%	9.37% to 9.58%

PIMCO Variable Insurance Trust
Total Return Portfolio
2025	3,008,861	9.42 to 18.97	$35,770,704	4.03%	0.95% to 1.90%	4.94% to 7.86%
2024	2,721,173	8.80 to 17.58	$30,768,952	3.86%	0.95% to 1.90%	-1.21% to 1.56%
2023	2,547,269	8.70 to 17.31	$28,859,224	3.42%	0.95% to 1.90%	2.09% to 4.93%
2022	2,850,276	8.32 to 16.50	$30,907,266	2.45%	0.95% to 1.90%	-17.41% to -15.11%
2021	3,417,926	9.82 to 19.44	$43,643,688	1.74%	0.95% to 1.90%	-4.81% to -2.20%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Low Duration Portfolio
2025	2,296,585	8.40 to 14.29	$23,807,776	3.82%	0.95% to 1.90%	1.79% to 4.53%
2024	2,565,427	8.25 to 13.67	$25,578,761	3.87%	0.95% to 1.90%	0.78% to 3.50%
2023	2,902,030	8.19 to 13.21	$28,079,889	3.47%	0.95% to 1.90%	1.27% to 3.98%
2022	3,206,727	8.29 to 12.70	$30,036,870	1.50%	0.95% to 1.90%	-8.93% to -6.63%
2021	3,694,238	9.10 to 13.61	$37,157,037	0.43%	0.95% to 1.90%	-4.29% to -1.86%

High Yield Portfolio
2025	921,006	11.44 to 30.54	$15,053,864	6.14%	0.95% to 1.90%	4.90% to 7.93%
2024	935,168	10.63 to 28.29	$14,313,222	5.83%	0.95% to 1.90%	2.88% to 5.87%
2023	751,379	10.06 to 26.72	$11,383,503	6.29%	0.95% to 1.90%	8.05% to 11.16%
2022	620,312	9.08 to 24.04	$8,632,214	5.11%	0.95% to 1.90%	-13.63% to -11.13%
2021	631,502	10.24 to 27.05	$10,193,934	4.50%	0.95% to 1.90%	-0.23% to 2.65%

Real Return Portfolio
2025	1,662,651	9.90 to 19.06	$18,228,456	3.18%	0.25% to 1.90%	3.93% to 6.83%
2024	1,853,224	9.41 to 17.84	$19,142,980	2.50%	0.25% to 1.90%	-1.60% to 1.16%
2023	2,005,034	9.33 to 17.64	$20,588,946	2.89%	0.95% to 1.90%	0.01% to 2.69%
2022	2,340,818	9.11 to 17.18	$23,530,989	7.20%	0.95% to 1.90%	-15.01% to -12.74%
2021	2,419,180	10.46 to 19.68	$28,158,458	4.78%	0.95% to 1.90%	1.85% to 4.59%

All Asset Portfolio
2025	187,821	12.04 to 20.56	$2,744,364	4.43%	0.95% to 1.90%	10.27% to 13.17%
2024	207,209	10.66 to 18.29	$2,688,983	6.13%	0.95% to 1.90%	-0.01% to 2.64%
2023	216,639	10.41 to 17.93	$2,783,311	2.82%	0.95% to 1.90%	4.31% to 7.05%
2022	244,412	9.74 to 16.86	$2,965,503	7.48%	0.95% to 1.90%	-14.90% to -12.66%
2021	261,589	11.17 to 19.43	$3,850,527	10.69%	0.95% to 1.90%	12.05% to 14.71%

Global Managed Asset Allocation Portfolio
2025	74,629	13.16 to 17.73	$1,277,265	4.32%	1.15% to 1.65%	19.78% to 20.68%
2024	75,524	10.93 to 14.73	$1,078,829	3.47%	1.15% to 1.65%	8.93% to 9.75%
2023	77,486	9.98 to 13.45	$1,013,616	2.20%	1.15% to 1.65%	11.01% to 11.84%
2022	75,818	8.94 to 12.06	$890,660	1.77%	1.15% to 1.65%	-19.73% to -19.13%
2021	82,827	11.08 to 14.95	$1,209,638	2.13%	1.15% to 1.65%	11.09% to 11.32%

Short-Term Portfolio
2025	2,819,817	10.85 to 11.45	$31,616,173	4.39%	0.25% to 1.65%	2.86% to 3.63%
2024	3,439,611	10.55 to 11.08	$37,397,299	4.86%	0.25% to 1.65%	4.20% to 4.99%
2023	4,336,798	10.12 to 10.58	$45,099,059	4.18%	1.15% to 1.65%	4.07% to 4.85%
2022	5,692,483	9.73 to 10.11	$56,661,671	1.66%	1.15% to 1.65%	-1.88% to -1.14%
2021	4,383,191	9.86 to 10.25	$44,386,005	0.93%	1.15% to 1.65%	-1.79% to -1.30%

Emerging Markets Bond Portfolio
2025	112,218	10.81 to 14.22	$1,462,172	6.38%	1.15% to 1.65%	12.98% to 13.84%
2024	124,087	9.52 to 12.52	$1,469,733	6.18%	1.15% to 1.65%	5.65% to 6.45%
2023	137,402	8.96 to 11.79	$1,544,898	5.39%	1.15% to 1.65%	9.19% to 10.01%
2022	161,261	8.16 to 10.75	$1,655,280	4.53%	1.15% to 1.65%	-17.18% to -16.55%
2021	164,879	9.80 to 12.91	$2,058,796	4.54%	1.15% to 1.65%	-3.96% to -3.77%

Global Bond Opportunities Portfolio
2025	8,798	9.94 to 9.94	$87,434	4.47%	1.15% to 1.65%	11.13% to 11.13%
2024	8,821	8.94 to 8.94	$78,876	3.37%	1.15% to 1.65%	-1.94% to -1.94%
2023	8,441	9.12 to 9.29	$76,974	2.11%	1.15% to 1.65%	3.75% to 3.75%
2022	12,052	8.79 to 8.94	$106,448	1.26%	1.15% to 1.65%	-12.28% to -12.11%
2021	10,464	10.02 to 10.17	$104,951	3.71%	1.15% to 1.65%	-5.54% to -5.35%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Commodity Real Return Strategy Portfolio
2025	601,615	7.71 to 19.91	$4,991,548	2.78%	1.15% to 1.65%	16.72% to 17.60%
2024	731,200	6.59 to 17.02	$5,187,357	1.92%	1.15% to 1.65%	2.25% to 3.03%
2023	944,569	6.42 to 16.61	$6,445,420	15.25%	1.15% to 1.65%	-9.44% to -8.76%
2022	1,024,597	7.07 to 18.31	$7,817,404	26.22%	1.15% to 1.65%	6.89% to 7.69%
2021	969,729	6.59 to 17.09	$6,614,547	4.38%	1.15% to 1.65%	31.33% to 31.59%

International Bond (USD-Hedged) Portfolio
2025	197,224	9.92 to 11.70	$2,221,017	3.28%	1.15% to 1.65%	2.15% to 2.92%
2024	190,965	9.65 to 11.40	$2,108,550	3.74%	1.15% to 1.65%	3.62% to 4.41%
2023	252,912	9.27 to 10.94	$2,696,013	2.46%	1.15% to 1.65%	7.13% to 7.93%
2022	252,393	8.60 to 10.16	$2,505,641	1.37%	1.15% to 1.65%	-11.53% to -11.05%
2021	248,916	9.69 to 11.45	$2,801,341	1.44%	1.15% to 1.65%	-3.37% to -3.17%

Dynamic Bond Adv Portfolio
2025	174,290	10.88 to 12.13	$2,058,366	5.36%	1.15% to 1.65%	6.44% to 7.03%
2024	164,093	10.18 to 11.36	$1,830,695	4.81%	1.15% to 1.65%	3.98% to 4.56%
2023	187,209	9.76 to 10.89	$2,005,684	3.39%	1.15% to 1.65%	5.56% to 6.04%
2022	206,616	9.22 to 10.30	$2,094,573	2.52%	1.15% to 1.65%	-7.70% to -7.47%
2021	234,562	9.97 to 11.14	$2,577,240	1.94%	1.15% to 1.65%	-0.17% to 0.03%

Income Advisor Portfolio
2025	2,558,927	11.15 to 12.58	$31,482,675	4.87%	1.15% to 1.65%	8.28% to 9.10%
2024	2,574,913	10.24 to 11.56	$29,280,745	5.76%	1.15% to 1.65%	3.57% to 4.35%
2023	2,887,901	9.83 to 11.11	$31,631,301	5.19%	1.15% to 1.65%	6.38% to 7.18%
2022	3,039,762	9.19 to 10.39	$31,220,196	3.51%	1.15% to 1.65%	-9.38% to -8.69%
2021	3,164,894	10.09 to 11.41	$35,772,908	2.80%	1.15% to 1.65%	0.23% to 0.73%

StocksPLUS Global Portfolio
2025	149,567	12.42 to 12.49	$1,863,839	5.82%	1.15% to 1.65%	22.83% to 22.83%
2024	73	10.17 to 10.17	$740	2.52%	1.15% to 1.65%	1.71% to 1.71%

Global Diversified Allocation Advisor Portfolio
2025	444	11.50 to 11.50	$5,104	5.02%	1.15% to 1.65%	15.04% to 15.04%

Goldman Sachs Variable Insurance Trust
Small Cap Equity Insights Fund
2025	41,511	23.12 to 41.03	$1,487,039	0.70%	0.95% to 1.90%	12.04% to 15.04%
2024	45,694	18.68 to 35.66	$1,431,293	1.01%	0.95% to 1.90%	14.82% to 17.92%
2023	52,969	17.93 to 30.24	$1,402,481	0.97%	0.95% to 1.90%	15.19% to 18.15%
2022	58,779	15.57 to 25.60	$1,269,059	0.23%	0.95% to 1.90%	-22.15% to -20.14%
2021	69,465	20.00 to 32.05	$1,906,749	0.53%	0.95% to 1.90%	19.53% to 22.62%

Large Cap Value Fund
2025	8,276	27.70 to 36.77	$273,304	1.16%	0.95% to 1.40%	8.36% to 9.84%
2024	7,683	25.56 to 33.48	$228,105	1.64%	0.95% to 1.40%	14.42% to 15.98%
2023	5,726	21.71 to 28.87	$155,791	0.78%	0.95% to 1.40%	10.28% to 11.95%
2022	24,660	19.68 to 25.79	$554,027	1.26%	0.95% to 1.40%	-8.63% to -7.25%
2021	26,536	21.54 to 27.80	$648,703	1.62%	0.95% to 1.40%	21.13% to 22.96%

Mid Cap Value Fund
2025	63,012	32.55 to 46.52	$2,704,266	1.16%	0.95% to 1.40%	6.53% to 8.36%
2024	69,638	30.56 to 42.93	$2,767,369	0.99%	0.95% to 1.40%	9.44% to 11.33%
2023	78,534	27.92 to 38.56	$2,827,344	0.94%	0.95% to 1.40%	8.51% to 10.37%
2022	95,787	25.73 to 34.94	$3,110,709	0.63%	0.95% to 1.40%	-12.34% to -10.84%
2021	112,318	29.35 to 39.19	$4,110,887	0.47%	0.95% to 1.40%	27.53% to 29.71%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Neuberger Berman Advisors Management Trust
Mid-Cap Growth Portfolio
2025	9,200	43.24 to 56.22	$454,765	0.00%	0.95% to 1.40%	2.94% to 4.24%
2024	10,380	39.95 to 53.93	$494,209	0.00%	0.95% to 1.40%	20.75% to 22.58%
2023	12,500	33.09 to 43.99	$495,985	0.00%	0.95% to 1.40%	15.12% to 16.85%
2022	15,153	30.34 to 37.65	$536,207	0.00%	0.95% to 1.40%	-30.34% to -29.50%
2021	21,621	43.18 to 53.40	$1,067,354	0.00%	0.95% to 1.40%	10.27% to 11.66%

AMT Mid Cap Intrinsic Value Portfolio
2025	4,172	28.21 to 34.80	$131,540	0.44%	0.95% to 1.40%	9.40% to 10.50%
2024	4,377	25.27 to 31.49	$125,567	0.73%	0.95% to 1.40%	6.60% to 7.78%
2023	4,450	21.97 to 29.22	$118,652	0.59%	0.95% to 1.40%	8.32% to 9.96%
2022	13,144	20.28 to 26.57	$305,694	0.44%	0.95% to 1.40%	-11.93% to -10.61%
2021	20,256	22.86 to 29.73	$526,999	0.76%	0.95% to 1.40%	29.59% to 31.54%

BNY Mellon Variable Investment Fund
Appreciation Portfolio
2025	6,896	28.70 to 42.12	$245,741	0.14%	1.30% to 1.90%	5.80% to 7.88%
2024	7,032	27.12 to 39.04	$235,100	0.21%	1.30% to 1.90%	8.37% to 10.52%
2023	8,032	25.03 to 35.32	$248,194	0.62%	1.30% to 1.90%	16.30% to 18.58%
2022	11,834	21.52 to 29.79	$307,878	0.28%	1.30% to 1.90%	-21.22% to -19.67%
2021	19,465	27.32 to 37.08	$619,698	0.16%	1.30% to 1.90%	22.17% to 24.57%

Sustainable U.S. Equity Portfolio
2025	469	40.02 to 47.31	$21,372	0.06%	1.30% to 1.90%	12.82% to 13.78%
2024	632	35.48 to 41.58	$24,892	0.34%	1.30% to 1.90%	21.48% to 22.53%
2023	501	29.20 to 33.34	$16,103	0.54%	1.30% to 1.90%	20.47% to 21.37%
2022	534	24.24 to 27.47	$14,050	0.28%	1.30% to 1.90%	-24.96% to -24.40%
2021	520	29.64 to 36.33	$18,105	0.41%	1.30% to 1.90%	22.88% to 24.48%

Morgan Stanley Variable Institutional Funds
Emerging Markets Debt Portfolio
2025	926	12.62 to 19.27	$13,682	14.05%	1.30% to 1.90%	11.22% to 13.63%
2024	1,042	11.35 to 16.95	$13,760	8.81%	1.30% to 1.90%	7.38% to 9.72%
2023	1,510	10.57 to 15.45	$18,225	8.92%	1.30% to 1.90%	7.80% to 10.14%
2022	1,894	9.80 to 14.03	$21,233	8.06%	1.30% to 1.90%	-21.64% to -19.94%
2021	2,236	12.51 to 17.52	$32,468	5.06%	1.30% to 1.90%	-5.39% to -3.33%

Emerging Markets Equity Portfolio
2025	8,161	11.46 to 16.65	$121,322	0.35%	1.30% to 1.90%	28.33% to 30.79%
2024	8,729	8.93 to 12.85	$99,503	1.33%	1.30% to 1.90%	3.99% to 6.05%
2023	10,681	8.59 to 12.12	$113,354	1.52%	1.30% to 1.90%	8.12% to 10.25%
2022	11,909	7.94 to 10.99	$115,114	0.32%	1.30% to 1.90%	-27.70% to -26.28%
2021	13,483	10.98 to 14.91	$177,988	0.82%	1.30% to 1.90%	-0.59% to 1.37%

Discovery Portfolio
2025	1,219	39.03 to 41.81	$50,665	0.42%	1.30% to 1.90%	9.39% to 9.77%
2024	1,283	35.68 to 38.09	$48,611	0.00%	1.30% to 1.90%	37.87% to 38.35%
2023	1,393	25.20 to 27.53	$38,118	0.00%	1.30% to 1.90%	40.03% to 40.73%
2022	1,856	18.00 to 19.56	$36,101	0.00%	1.30% to 1.90%	-64.03% to -63.85%
2021	1,872	50.03 to 54.11	$101,040	0.00%	1.30% to 1.90%	-13.74% to -13.30%

U.S. Real Estate Portfolio
2024	—	-	$0	4.18%	1.30% to 1.90%	11.38% to 13.49%
2023	3,238	10.76 to 15.32	$40,180	1.80%	1.30% to 1.90%	10.25% to 12.47%
2022	4,346	9.76 to 13.63	$48,527	0.96%	1.30% to 1.90%	-29.75% to -28.33%
2021	4,639	13.89 to 19.01	$73,352	2.07%	1.30% to 1.90%	34.58% to 37.29%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Northern Lights Variable Trust
Power Income Fund
2021	—	-	$0	0.00%	1.15% to 1.65%	n/a

Power Dividend Index Fund
2025	19,596	12.07 to 12.27	$236,951	1.06%	1.15% to 1.65%	15.62% to 15.85%
2024	48,935	10.44 to 10.59	$514,236	1.47%	1.15% to 1.65%	11.23% to 11.46%
2023	72,433	9.38 to 9.50	$682,293	1.61%	1.15% to 1.65%	-2.90% to -2.71%
2022	73,279	9.66 to 9.77	$710,822	1.38%	1.15% to 1.65%	-11.55% to -11.38%
2021	76,151	10.92 to 11.02	$834,562	1.19%	1.15% to 1.65%	28.55% to 28.81%

AB Variable Products Series
Dynamic Asset Allocation Portfolio
2025	163,461	11.86 to 16.75	$2,669,218	1.57%	1.15% to 1.65%	11.58% to 11.97%
2024	177,100	10.59 to 14.96	$2,585,234	1.12%	1.15% to 1.65%	8.82% to 9.21%
2023	190,353	9.70 to 13.71	$2,539,338	0.59%	1.15% to 1.65%	11.85% to 12.18%
2022	203,237	9.66 to 12.22	$2,424,823	2.40%	1.15% to 1.65%	-19.77% to -19.61%
2021	225,592	12.48 to 15.20	$3,355,731	1.54%	1.15% to 1.65%	7.81% to 8.03%

Small Cap Growth Portfolio
2025	729	32.68 to 32.68	$23,818	0.00%	1.15% to 1.65%	3.05% to 3.05%
2024	706	31.71 to 31.71	$22,399	0.00%	1.15% to 1.65%	16.84% to 16.84%
2023	788	27.14 to 27.66	$21,398	0.00%	1.15% to 1.65%	16.15% to 16.15%
2022	803	23.37 to 23.77	$18,765	0.00%	1.15% to 1.65%	-40.08% to -39.96%
2021	578	39.00 to 39.58	$22,574	0.00%	1.15% to 1.65%	7.74% to 7.95%

Discovery Value Portfolio
2025	264,093	13.38 to 28.28	$6,051,157	0.58%	1.15% to 1.65%	0.96% to 1.72%
2024	273,885	13.18 to 27.87	$6,270,118	0.68%	1.15% to 1.65%	7.91% to 8.73%
2023	325,469	12.15 to 25.70	$6,909,113	0.83%	1.15% to 1.65%	14.96% to 15.82%
2022	330,937	10.51 to 22.25	$6,142,464	0.80%	1.15% to 1.65%	-17.19% to -16.57%
2021	294,258	12.63 to 26.73	$6,375,347	0.72%	1.15% to 1.65%	33.79% to 34.06%

BlackRock Variable Series Fund, Inc.
Basic Value Fund
2025	150,957	16.64 to 33.67	$4,100,650	1.78%	1.15% to 1.65%	22.13% to 22.93%
2024	167,343	13.56 to 27.46	$3,852,549	1.77%	1.15% to 1.65%	8.24% to 9.06%
2023	171,350	12.46 to 25.24	$3,752,288	1.43%	1.15% to 1.65%	14.46% to 15.20%
2022	210,779	10.84 to 21.96	$3,890,440	1.30%	1.15% to 1.65%	-6.58% to -6.16%
2021	161,342	11.55 to 23.42	$3,425,421	1.20%	1.15% to 1.65%	19.59% to 19.95%

Capital Appreciation Fund
2025	6,821	54.27 to 55.53	$375,319	0.00%	1.15% to 1.65%	10.28% to 10.50%
2024	8,259	49.21 to 50.25	$411,798	0.00%	1.15% to 1.65%	30.15% to 30.41%
2023	12,068	22.74 to 38.53	$462,038	0.00%	1.15% to 1.65%	46.61% to 46.90%
2022	15,452	15.49 to 26.23	$400,206	0.00%	1.15% to 1.65%	-38.64% to -38.52%
2021	30,517	25.23 to 42.67	$1,294,158	0.00%	1.15% to 1.65%	19.27% to 19.51%

Equity Dividend Fund
2025	959,891	15.72 to 34.18	$27,677,322	2.04%	1.15% to 1.65%	19.33% to 20.23%
2024	895,918	13.10 to 28.50	$22,309,398	2.27%	1.15% to 1.65%	7.90% to 8.71%
2023	899,787	12.07 to 26.28	$21,770,381	1.65%	1.15% to 1.65%	10.16% to 10.99%
2022	1,224,251	10.90 to 23.74	$27,039,392	1.45%	1.15% to 1.65%	-5.67% to -4.96%
2021	1,200,894	11.49 to 25.04	$28,620,603	1.35%	1.15% to 1.65%	18.33% to 18.92%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Global Allocation Fund
2025	638,486	12.30 to 20.22	$11,840,135	4.07%	1.15% to 1.65%	17.79% to 18.44%
2024	690,408	10.41 to 17.12	$11,135,943	1.41%	1.15% to 1.65%	7.35% to 7.94%
2023	785,209	9.66 to 15.90	$11,864,939	2.39%	1.15% to 1.65%	10.88% to 11.48%
2022	893,423	8.68 to 14.29	$12,171,555	0.00%	1.15% to 1.65%	-17.45% to -16.82%
2021	1,016,228	10.46 to 17.23	$16,846,204	0.83%	1.15% to 1.65%	4.99% to 5.20%

Advantage Large Cap Core Fund
2025	9,603	46.61 to 47.69	$450,384	0.22%	1.15% to 1.65%	18.12% to 18.36%
2024	11,415	39.46 to 40.29	$452,487	0.42%	1.15% to 1.65%	23.42% to 23.67%
2023	13,026	31.97 to 32.58	$417,983	0.52%	1.15% to 1.65%	23.23% to 23.48%
2022	15,563	25.94 to 26.38	$405,050	0.63%	1.15% to 1.65%	-21.23% to -21.07%
2021	16,846	32.93 to 33.43	$556,640	0.07%	1.15% to 1.65%	26.35% to 26.60%

Large Cap Focus Growth Fund
2025	446,287	15.85 to 58.94	$16,815,683	0.00%	1.15% to 1.65%	9.66% to 10.48%
2024	440,205	14.37 to 53.48	$15,903,264	0.00%	1.15% to 1.65%	29.22% to 30.20%
2023	470,565	11.06 to 41.18	$13,290,839	0.00%	1.15% to 1.65%	49.98% to 51.11%
2022	492,659	7.33 to 27.32	$8,526,239	0.00%	1.15% to 1.65%	-39.26% to -38.81%
2021	488,519	12.01 to 44.75	$15,478,943	0.00%	1.15% to 1.65%	16.09% to 16.43%

60/40 Target Allocation ETF Fund
2025	495,104	13.20 to 18.74	$8,937,728	2.02%	1.15% to 1.65%	13.60% to 14.34%
2024	605,469	11.57 to 16.43	$9,736,578	2.44%	1.15% to 1.65%	9.63% to 10.35%
2023	503,446	10.50 to 14.92	$7,326,689	1.75%	1.15% to 1.65%	13.55% to 14.06%
2022	595,453	9.21 to 13.09	$7,596,065	1.81%	1.15% to 1.65%	-16.34% to -15.96%
2021	580,446	10.96 to 15.58	$8,810,834	1.99%	1.15% to 1.65%	10.09% to 10.42%

Total Return Fund
2025	191,325	10.55 to 10.55	$2,009,279	3.93%	1.15% to 1.65%	6.27% to 6.27%
2024	191,340	9.93 to 9.93	$1,892,705	4.10%	1.15% to 1.65%	-0.10% to -0.10%
2023	165,097	9.94 to 9.94	$1,635,480	3.53%	1.15% to 1.65%	4.11% to 4.11%
2022	153,161	9.54 to 9.54	$1,457,503	1.81%	1.15% to 1.65%	-15.33% to -15.33%
2021	160,594	11.27 to 11.27	$1,808,464	1.41%	1.15% to 1.65%	-2.92% to -2.92%

S&P 500 Fund
2025	86,685	24.62 to 24.62	$2,134,300	0.90%	1.15% to 1.65%	15.96% to 15.96%
2024	95,115	21.23 to 21.23	$2,019,542	1.05%	1.15% to 1.65%	22.96% to 22.96%
2023	104,741	17.27 to 17.27	$1,808,621	1.12%	1.15% to 1.65%	24.34% to 24.34%
2022	110,592	13.89 to 13.89	$1,535,810	1.15%	1.15% to 1.65%	-19.43% to -19.43%
2021	116,476	17.24 to 17.24	$2,007,678	1.03%	1.15% to 1.65%	26.64% to 26.64%

Columbia Variable Portfolio
Contrarian Core 2 Portfolio
2025	552,328	18.08 to 40.69	$17,903,896	0.00%	1.15% to 1.65%	15.43% to 16.30%
2024	534,112	15.58 to 35.07	$15,200,937	0.00%	1.15% to 1.65%	21.07% to 21.98%
2023	457,933	12.79 to 28.82	$10,969,197	0.00%	1.15% to 1.65%	29.74% to 30.71%
2022	374,675	9.81 to 22.11	$7,037,375	0.00%	1.15% to 1.65%	-20.18% to -19.58%
2021	314,609	12.22 to 27.56	$7,709,215	0.00%	1.15% to 1.65%	22.30% to 22.55%

Dividend Opportunity Portfolio
2025	394,079	15.97 to 25.75	$8,752,672	0.00%	1.15% to 1.65%	13.67% to 14.53%
2024	430,002	13.97 to 22.54	$8,414,398	0.00%	1.15% to 1.65%	13.22% to 14.08%
2023	470,709	12.27 to 19.81	$8,358,698	0.00%	1.15% to 1.65%	3.13% to 3.90%
2022	560,878	11.84 to 19.11	$9,903,002	0.00%	1.15% to 1.65%	-3.00% to -2.27%
2021	326,866	12.14 to 19.60	$6,115,703	0.00%	1.15% to 1.65%	23.96% to 24.45%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Emerging Markets Bond Portfolio
2025	237,228	10.38 to 12.83	$2,946,953	4.86%	1.15% to 1.65%	10.92% to 11.64%
2024	302,696	9.32 to 11.52	$3,410,479	4.96%	1.15% to 1.65%	4.49% to 4.96%
2023	361,405	8.88 to 10.98	$3,888,217	5.03%	1.15% to 1.65%	8.33% to 8.77%
2022	425,146	8.16 to 10.09	$4,219,308	3.73%	1.15% to 1.65%	-17.45% to -17.12%
2021	485,439	9.84 to 12.18	$5,819,091	3.64%	1.15% to 1.65%	-3.76% to -3.57%

High Yield Portfolio
2025	563,746	11.45 to 15.53	$8,013,086	5.33%	1.15% to 1.65%	6.72% to 7.52%
2024	500,204	10.67 to 14.48	$6,794,040	5.89%	1.15% to 1.65%	5.12% to 5.91%
2023	492,503	10.09 to 13.71	$6,479,175	5.65%	1.15% to 1.65%	10.04% to 10.87%
2022	369,412	9.12 to 12.39	$4,435,748	4.44%	1.15% to 1.65%	-12.24% to -11.58%
2021	459,802	10.34 to 14.05	$6,309,076	4.29%	1.15% to 1.65%	3.28% to 3.59%

Select Large-Cap Value Portfolio
2025	694,616	16.63 to 22.53	$15,006,243	0.00%	1.15% to 1.65%	25.88% to 26.83%
2024	723,974	13.14 to 17.81	$12,403,332	0.00%	1.15% to 1.65%	10.72% to 11.56%
2023	822,763	11.80 to 16.00	$12,796,106	0.00%	1.15% to 1.65%	3.39% to 4.17%
2022	464,322	11.35 to 15.40	$6,954,925	0.00%	1.15% to 1.65%	-3.66% to -2.94%
2021	284,336	11.72 to 15.91	$4,356,661	0.00%	1.15% to 1.65%	23.92% to 24.54%

Seligman Global Tech Portfolio
2025	694,790	21.06 to 47.55	$26,525,738	0.00%	1.15% to 1.65%	32.17% to 33.17%
2024	646,601	15.84 to 35.80	$19,508,966	0.00%	1.15% to 1.65%	24.49% to 25.44%
2023	649,974	12.66 to 28.61	$15,762,403	0.00%	1.15% to 1.65%	42.51% to 43.58%
2022	518,814	8.83 to 19.98	$9,038,981	0.00%	1.15% to 1.65%	-32.97% to -32.47%
2021	481,453	13.11 to 29.66	$12,396,518	0.26%	1.15% to 1.65%	36.83% to 37.10%

US Government Mortgage Portfolio
2025	116,487	9.19 to 10.15	$1,142,715	2.33%	1.15% to 1.65%	7.05% to 7.74%
2024	105,489	8.59 to 9.43	$968,118	3.13%	1.15% to 1.65%	-0.34% to 0.31%
2023	88,711	8.59 to 9.42	$817,028	2.53%	1.15% to 1.65%	3.71% to 4.38%
2022	106,193	8.24 to 9.04	$941,623	1.06%	1.15% to 1.65%	-15.72% to -15.18%
2021	228,527	9.72 to 10.67	$2,353,868	1.81%	1.15% to 1.65%	-2.53% to -2.33%

Strategic Income Portfolio
2025	193,440	10.39 to 11.85	$2,197,924	4.35%	1.15% to 1.65%	5.41% to 6.20%
2024	183,574	9.80 to 11.19	$1,997,250	4.57%	1.15% to 1.65%	2.78% to 3.56%
2023	165,942	9.48 to 10.83	$1,758,934	3.20%	1.15% to 1.65%	7.42% to 8.23%
2022	132,741	8.78 to 10.03	$1,313,268	4.04%	1.15% to 1.65%	-12.96% to -12.31%
2021	128,342	10.03 to 11.47	$1,453,203	7.94%	1.15% to 1.65%	0.27% to 0.47%

Emerging Markets Portfolio
2025	62,023	8.34 to 8.50	$524,267	0.06%	1.15% to 1.65%	28.86% to 29.37%
2024	64,071	6.48 to 6.58	$419,115	1.02%	1.15% to 1.65%	3.82% to 4.29%
2023	55,517	6.24 to 6.31	$348,875	0.00%	1.15% to 1.65%	7.52% to 8.00%
2022	42,448	5.80 to 5.85	$247,339	0.00%	1.15% to 1.65%	-34.10% to -33.81%
2021	35,411	8.80 to 8.83	$312,265	0.00%	1.15% to 1.65%	-11.96% to -11.78%

Select Mid Cap Value Portfolio
2025	146,820	14.47 to 14.70	$2,140,449	0.00%	1.15% to 1.65%	12.01% to 12.85%
2024	111,798	12.92 to 13.03	$1,449,812	0.00%	1.15% to 1.65%	10.64% to 11.03%
2023	9,820	11.70 to 11.71	$114,935	0.00%	1.15% to 1.65%	17.01% to 17.08%

Small Cap Value Portfolio
2025	203,627	14.64 to 14.88	$3,006,694	0.92%	1.15% to 1.65%	12.79% to 13.64%
2024	102,608	12.98 to 13.09	$1,337,994	0.62%	1.15% to 1.65%	6.88% to 7.47%
2023	6,827	12.15 to 12.16	$82,965	0.00%	1.15% to 1.65%	21.45% to 21.56%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
DWS Variable Insurance Portfolios
Equity 500 Index Portfolio
2025	2,382,227	16.34 to 47.71	$81,860,689	0.69%	1.15% to 1.65%	15.26% to 16.13%
2024	1,992,192	14.10 to 41.19	$62,931,616	0.85%	1.15% to 1.65%	22.11% to 23.04%
2023	1,756,429	11.49 to 33.56	$48,711,506	0.99%	1.15% to 1.65%	23.44% to 24.37%
2022	1,721,820	9.28 to 27.05	$39,215,391	0.82%	1.15% to 1.65%	-19.95% to -7.21%
2021	1,673,414	12.61 to 33.62	$49,438,343	1.03%	1.15% to 1.65%	25.94% to 26.45%

Small Cap Index Portfolio
2025	376,739	11.52 to 28.32	$8,451,446	1.02%	1.15% to 1.65%	10.53% to 11.36%
2024	345,377	10.37 to 25.49	$7,206,981	0.91%	1.15% to 1.65%	9.06% to 9.89%
2023	378,511	9.45 to 23.26	$7,552,361	0.85%	1.15% to 1.65%	14.43% to 15.29%
2022	395,466	8.22 to 20.22	$7,115,261	0.62%	1.15% to 1.65%	-22.18% to -21.60%
2021	376,959	10.50 to 25.86	$8,842,916	0.52%	1.15% to 1.65%	12.31% to 12.88%

Alternative Asset Allocation Portfolio
2025	66,119	11.85 to 13.51	$862,377	3.93%	1.15% to 1.65%	8.23% to 9.05%
2024	80,630	10.89 to 12.46	$971,354	3.43%	1.15% to 1.65%	3.56% to 4.35%
2023	88,903	10.46 to 12.00	$1,030,313	6.31%	1.15% to 1.65%	3.95% to 4.73%
2022	102,328	10.01 to 11.52	$1,138,480	7.33%	1.15% to 1.65%	-9.25% to -8.57%
2021	98,889	10.96 to 12.67	$1,208,102	1.69%	1.15% to 1.65%	10.84% to 11.06%

Global Small Cap Growth Portfolio
2024	—	-	$0	1.68%	1.15% to 1.65%	-0.91% to -0.80%
2023	10,069	10.10 to 17.02	$167,751	0.68%	1.15% to 1.65%	22.54% to 22.84%
2022	14,552	8.22 to 13.86	$198,267	0.24%	1.15% to 1.65%	-25.24% to -25.09%
2021	16,822	15.00 to 18.50	$306,984	0.08%	1.15% to 1.65%	13.12% to 13.34%

Small Mid Cap Value Portfolio
2025	118,614	15.00 to 23.85	$2,701,574	0.57%	1.15% to 1.65%	16.15% to 16.50%
2024	162,122	12.89 to 20.48	$3,173,219	0.86%	1.15% to 1.65%	4.26% to 4.57%
2023	208,921	12.34 to 19.58	$3,856,271	0.80%	1.15% to 1.65%	12.94% to 13.28%
2022	239,361	10.90 to 17.29	$3,889,214	0.44%	1.15% to 1.65%	-17.51% to -17.10%
2021	284,082	13.17 to 20.85	$5,547,055	0.96%	1.15% to 1.65%	28.30% to 28.55%

CROCI US Portfolio
2024	—	-	$0	1.57%	1.15% to 1.65%	9.25% to 9.35%
2023	9,750	17.99 to 18.34	$176,159	1.35%	1.15% to 1.65%	18.76% to 19.00%
2022	9,961	15.15 to 15.41	$151,484	1.38%	1.15% to 1.65%	-16.80% to -16.63%
2021	10,439	18.21 to 18.48	$190,740	1.52%	1.15% to 1.65%	24.58% to 24.83%

High Income Portfolio
2024	0	-	$0	7.27%	1.15% to 1.65%	1.32% to 1.53%
2023	55,515	9.92 to 10.04	$555,066	7.11%	1.15% to 1.65%	9.47% to 9.97%
2022	36,705	9.06 to 9.13	$333,640	3.63%	1.15% to 1.65%	-10.59% to -10.37%
2021	16,172	10.16 to 10.17	$164,326	0.00%	1.15% to 1.65%	1.55% to 1.69%

Eaton Vance Variable Trust
Floating Rate Income Portfolio
2025	1,287,361	11.76 to 14.21	$17,588,514	7.12%	1.15% to 1.65%	2.25% to 3.02%
2024	1,542,292	11.44 to 13.83	$20,578,633	8.22%	1.15% to 1.65%	5.90% to 6.70%
2023	1,640,312	10.74 to 12.99	$20,633,222	8.12%	1.15% to 1.65%	9.42% to 10.24%
2022	1,666,588	9.76 to 11.81	$19,096,634	4.98%	1.15% to 1.65%	-4.32% to -3.61%
2021	1,659,213	10.15 to 12.29	$19,913,170	2.83%	1.15% to 1.65%	2.24% to 2.44%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Fund
2025	158,614	14.24 to 24.37	$3,633,552	2.03%	1.15% to 1.65%	10.02% to 10.30%
2024	186,675	12.91 to 22.10	$3,917,605	1.98%	1.15% to 1.65%	9.77% to 10.04%
2023	217,601	11.73 to 20.10	$4,175,178	1.82%	1.15% to 1.65%	11.95% to 12.23%
2022	268,051	10.46 to 17.92	$4,526,155	1.72%	1.15% to 1.65%	-8.67% to -8.44%
2021	328,330	11.42 to 19.58	$6,040,536	2.81%	1.15% to 1.65%	17.57% to 17.81%

Income Fund
2025	1,444,820	13.45 to 19.51	$26,305,048	4.80%	1.15% to 1.65%	10.72% to 11.55%
2024	1,548,802	12.08 to 17.53	$25,513,852	5.07%	1.15% to 1.65%	5.29% to 6.09%
2023	1,602,656	11.39 to 16.55	$24,992,559	4.97%	1.15% to 1.65%	6.85% to 7.65%
2022	1,723,951	10.60 to 15.41	$25,070,503	5.06%	1.15% to 1.65%	-7.02% to -6.32%
2021	1,559,403	11.34 to 16.49	$24,827,136	4.73%	1.15% to 1.65%	15.19% to 15.42%

Global Bond Fund
2025	1,905,641	8.25 to 9.15	$16,708,791	0.00%	1.15% to 1.65%	13.84% to 14.69%
2024	2,276,896	7.22 to 7.97	$17,474,237	0.00%	1.15% to 1.65%	-12.90% to -12.24%
2023	2,459,743	8.25 to 9.08	$21,567,883	0.00%	1.15% to 1.65%	1.20% to 1.96%
2022	2,861,304	8.12 to 8.90	$24,704,524	0.00%	1.15% to 1.65%	-6.50% to -5.80%
2021	3,226,727	8.65 to 9.45	$29,687,890	0.00%	1.15% to 1.65%	-6.55% to -6.08%

Foreign Fund
2025	2,011,887	13.63 to 16.97	$31,302,824	2.39%	1.15% to 1.65%	27.08% to 28.04%
2024	2,539,583	10.67 to 13.33	$31,033,209	2.49%	1.15% to 1.65%	-2.70% to -1.96%
2023	2,851,794	10.90 to 13.66	$35,725,950	3.16%	1.15% to 1.65%	18.79% to 19.68%
2022	3,269,423	9.12 to 11.48	$34,488,163	2.93%	1.15% to 1.65%	-9.12% to -8.43%
2021	3,332,580	9.98 to 12.60	$38,678,960	1.83%	1.15% to 1.65%	2.45% to 2.97%

Developing Markets Fund
2025	188,230	11.57 to 17.62	$3,026,047	0.52%	1.15% to 1.65%	44.17% to 44.96%
2024	190,848	8.00 to 12.25	$2,128,752	4.09%	1.15% to 1.65%	5.89% to 6.70%
2023	227,081	7.51 to 11.51	$2,388,608	2.08%	1.15% to 1.65%	10.78% to 11.62%
2022	256,086	6.75 to 10.34	$2,422,020	2.48%	1.15% to 1.65%	-23.26% to -22.87%
2021	236,321	12.40 to 13.42	$2,940,940	0.87%	1.15% to 1.65%	-7.00% to -6.82%

Mutual Global Discovery Fund
2025	161,711	17.27 to 25.48	$4,026,022	1.79%	1.15% to 1.65%	21.69% to 21.93%
2024	198,138	14.18 to 20.90	$4,053,306	1.77%	1.15% to 1.65%	3.24% to 3.45%
2023	229,236	13.72 to 20.20	$4,540,560	2.34%	1.15% to 1.65%	18.70% to 18.94%
2022	278,794	11.55 to 16.99	$4,657,252	1.29%	1.15% to 1.65%	-6.02% to -5.84%
2021	347,899	12.28 to 18.04	$6,183,879	2.89%	1.15% to 1.65%	17.53% to 17.77%

Rising Dividends Fund
2025	888,564	14.80 to 38.65	$28,438,989	0.83%	1.15% to 1.65%	9.98% to 10.80%
2024	980,516	13.38 to 34.97	$28,916,077	1.02%	1.15% to 1.65%	8.92% to 9.74%
2023	1,009,796	12.21 to 31.93	$27,877,839	0.93%	1.15% to 1.65%	10.25% to 11.07%
2022	1,043,584	11.02 to 28.82	$25,895,128	0.75%	1.15% to 1.65%	-12.03% to -11.37%
2021	1,009,433	12.46 to 32.60	$29,314,921	0.84%	1.15% to 1.65%	24.84% to 25.34%

DynaTech 2 Fund
2025	914,243	12.57 to 13.00	$11,700,847	0.00%	1.15% to 1.65%	16.20% to 17.08%
2024	672,770	10.82 to 11.11	$7,383,773	0.00%	1.15% to 1.65%	27.70% to 28.66%
2023	470,687	8.43 to 8.59	$4,014,041	0.00%	1.15% to 1.65%	41.43% to 42.49%
2022	330,005	5.96 to 6.03	$1,980,410	0.00%	1.15% to 1.65%	-40.94% to -40.49%
2021	127,074	10.10 to 10.13	$1,285,808	0.00%	1.15% to 1.65%	0.96% to 1.22%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Multi-Asset Dynamic Multi-Strategy Portfolio
2022	—	-	$0	0.00%	1.15% to 1.65%	n/a
2021	31,170	13.28 to 13.48	$415,063	2.30%	1.15% to 1.65%	11.14% to 11.36%

Global Real Estate Fund
2025	14,789	12.43 to 12.58	$184,834	2.18%	1.15% to 1.65%	6.59% to 6.64%
2024	4,168	11.74 to 11.75	$48,969	0.19%	1.15% to 1.65%	17.42% to 17.49%
2023	—	$0.00	$0	0.00%	1.15% to 1.65%	n/a

VolSmart Allocation Fund
2025	—	16.87 to 17.01	$0	3.40%	1.15% to 1.65%	38.56% to 39.05%
2024	10,697	12.17 to 12.24	$130,429	3.71%	1.15% to 1.65%	9.97% to 9.97%
2023	6,972	11.05 to 11.05	$77,047	0.00%	1.15% to 1.65%	10.51% to 10.51%

Nomura Variable Insurance Portfolio
Asset Strategy Portfolio
2025	110,059	18.36 to 20.56	$2,214,649	1.24%	1.15% to 1.65%	15.10% to 15.33%
2024	122,159	15.94 to 17.83	$2,135,225	1.86%	1.15% to 1.65%	10.92% to 11.14%
2023	142,153	14.35 to 16.04	$2,239,781	1.92%	1.15% to 1.65%	12.41% to 12.64%
2022	180,583	12.76 to 14.24	$2,530,912	1.41%	1.15% to 1.65%	-15.88% to -15.71%
2021	205,685	15.15 to 16.90	$3,426,651	1.47%	1.15% to 1.65%	8.96% to 9.18%

Balanced Portfolio
2025	214,884	18.70 to 25.31	$5,329,868	1.28%	1.15% to 1.65%	10.29% to 10.51%
2024	262,298	12.41 to 22.91	$5,902,217	1.38%	1.15% to 1.65%	14.03% to 14.32%
2023	306,624	10.86 to 20.05	$6,050,704	0.77%	1.15% to 1.65%	14.48% to 14.76%
2022	342,723	9.46 to 17.48	$5,904,604	1.07%	1.15% to 1.65%	-17.18% to -16.98%
2021	379,951	11.39 to 21.06	$7,902,075	1.01%	1.15% to 1.65%	14.41% to 14.64%

Global Equity Portfolio
2024	—	-	$0	8.51%	1.15% to 1.65%	7.02% to 7.09%
2023	48,389	20.27 to 20.65	$985,409	1.81%	1.15% to 1.65%	12.57% to 12.80%
2022	49,912	18.01 to 18.31	$902,366	3.42%	1.15% to 1.65%	-12.49% to -12.32%
2021	56,981	20.58 to 20.88	$1,176,882	2.16%	1.15% to 1.65%	15.41% to 15.64%

Energy Portfolio
2025	82,194	7.90 to 25.42	$860,917	1.05%	1.15% to 1.65%	10.28% to 10.89%
2024	109,007	7.16 to 23.05	$973,627	3.06%	1.15% to 1.65%	-7.15% to -6.45%
2023	147,790	7.69 to 24.77	$1,351,364	2.95%	1.15% to 1.65%	2.32% to 3.09%
2022	195,506	7.49 to 24.16	$1,692,405	3.00%	1.15% to 1.65%	48.02% to 49.13%
2021	302,006	5.05 to 16.29	$1,689,275	1.78%	1.15% to 1.65%	40.10% to 40.38%

Global Bond Portfolio
2022	—	-	$0	9.93%	1.15% to 1.65%	n/a
2021	45,528	9.85 to 11.74	$526,885	5.19%	1.15% to 1.65%	-2.17% to -1.97%

Natural Resources Portfolio
2025	43,086	10.59 to 21.94	$490,903	0.00%	1.15% to 1.65%	35.77% to 36.18%
2024	62,160	7.79 to 16.16	$519,072	5.75%	1.15% to 1.65%	-2.23% to -1.73%
2023	68,755	7.95 to 16.50	$578,408	2.31%	1.15% to 1.65%	-0.07% to 0.43%
2022	77,210	7.93 to 16.47	$643,386	1.83%	1.15% to 1.65%	15.85% to 16.43%
2021	109,900	6.82 to 14.19	$792,523	2.06%	1.15% to 1.65%	24.86% to 25.23%

Growth Portfolio
2025	49,151	17.27 to 59.97	$2,675,871	0.00%	1.15% to 1.65%	6.64% to 7.44%
2024	59,494	16.07 to 55.96	$3,061,839	0.00%	1.15% to 1.65%	21.85% to 22.78%
2023	66,062	13.09 to 45.69	$2,787,512	0.00%	1.15% to 1.65%	35.67% to 36.69%
2022	94,163	9.54 to 33.51	$2,839,211	0.00%	1.15% to 1.65%	-28.38% to -27.84%
2021	117,566	13.25 to 46.56	$4,862,843	0.00%	1.15% to 1.65%	28.16% to 28.54%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***

High Income Portfolio
2025	508,880	11.25 to 14.77	$7,341,139	6.66%	1.15% to 1.65%	5.41% to 6.21%
2024	606,636	10.61 to 13.95	$8,280,486	6.61%	1.15% to 1.65%	4.44% to 5.24%
2023	710,395	10.10 to 13.29	$9,237,969	6.09%	1.15% to 1.65%	9.93% to 10.75%
2022	781,182	9.14 to 12.03	$9,191,008	6.38%	1.15% to 1.65%	-12.42% to -11.76%
2021	908,670	10.38 to 13.66	$12,207,324	6.82%	1.15% to 1.65%	4.64% to 4.85%

International Core Equity Portfolio
2025	293,605	13.36 to 20.56	$5,653,780	0.59%	1.15% to 1.65%	22.26% to 23.06%
2024	369,908	10.88 to 16.75	$5,828,671	1.41%	1.15% to 1.65%	2.18% to 2.85%
2023	351,081	10.60 to 16.32	$5,489,534	1.65%	1.15% to 1.65%	13.85% to 14.59%
2022	435,778	9.27 to 14.28	$5,979,593	2.19%	1.15% to 1.65%	-15.62% to -15.15%
2021	496,960	10.93 to 16.85	$8,091,297	1.08%	1.15% to 1.65%	12.65% to 12.87%

Global Growth Portfolio
2025	48,926	23.21 to 31.13	$1,499,208	0.20%	1.15% to 1.65%	16.34% to 16.58%
2024	60,669	19.93 to 26.70	$1,593,345	1.38%	1.15% to 1.65%	15.50% to 15.73%
2023	27,185	17.24 to 23.07	$617,489	0.08%	1.15% to 1.65%	18.38% to 18.62%
2022	35,350	14.55 to 19.45	$675,775	0.74%	1.15% to 1.65%	-18.67% to -18.50%
2021	42,042	17.87 to 23.87	$987,361	0.05%	1.15% to 1.65%	16.28% to 16.52%

Mid Cap Growth Portfolio
2025	195,793	9.12 to 31.34	$5,721,750	0.00%	1.15% to 1.65%	-0.48% to 0.27%
2024	227,959	9.11 to 31.33	$6,604,197	0.00%	1.15% to 1.65%	0.52% to 1.28%
2023	302,189	9.02 to 31.02	$8,600,166	0.00%	1.15% to 1.65%	17.66% to 18.55%
2022	367,482	7.62 to 26.23	$8,838,626	0.00%	1.15% to 1.65%	-31.93% to -31.41%
2021	427,945	11.13 to 38.34	$15,115,909	0.00%	1.15% to 1.65%	14.45% to 15.02%

Science and Technology Portfolio
2025	265,280	17.76 to 70.95	$16,033,431	0.00%	1.15% to 1.65%	31.19% to 32.17%
2024	315,832	13.47 to 53.81	$14,453,638	0.00%	1.15% to 1.65%	28.44% to 29.41%
2023	391,339	10.43 to 41.69	$13,625,194	0.00%	1.15% to 1.65%	36.80% to 37.82%
2022	454,563	7.58 to 30.32	$11,649,955	0.00%	1.15% to 1.65%	-32.96% to -32.45%
2021	482,443	11.25 to 45.00	$18,479,733	0.00%	1.15% to 1.65%	13.40% to 13.85%

Small Cap Growth Portfolio
2025	126,055	10.00 to 26.41	$3,125,035	0.00%	1.15% to 1.65%	11.76% to 12.38%
2024	155,271	8.92 to 23.56	$3,443,484	0.00%	1.15% to 1.65%	12.49% to 13.23%
2023	189,143	7.89 to 20.86	$3,716,539	0.00%	1.15% to 1.65%	11.30% to 12.03%
2022	216,816	7.06 to 18.67	$3,832,297	0.00%	1.15% to 1.65%	-27.89% to -27.42%
2021	253,728	9.75 to 25.78	$6,230,393	0.98%	1.15% to 1.65%	2.49% to 2.80%

SMID Cap Core Portfolio
2025	242,549	13.04 to 31.37	$7,027,979	0.14%	1.15% to 1.65%	6.61% to 7.41%
2024	288,928	12.16 to 29.28	$7,884,482	0.30%	1.15% to 1.65%	12.37% to 13.23%
2023	373,795	10.76 to 25.93	$9,050,218	0.20%	1.15% to 1.65%	13.78% to 14.63%
2022	453,846	9.41 to 22.67	$9,460,115	0.00%	1.15% to 1.65%	-16.20% to -15.57%
2021	513,107	11.16 to 26.92	$12,726,961	0.00%	1.15% to 1.65%	18.81% to 19.40%

Total Return Portfolio
2025	5,364	18.02 to 18.44	$96,719	2.64%	1.15% to 1.65%	11.46% to 11.68%
2024	5,753	16.17 to 16.51	$93,207	2.71%	1.15% to 1.65%	9.31% to 9.53%
2023	5,942	14.79 to 15.07	$88,059	0.00%	1.15% to 1.65%	11.13% to 11.35%
2022	9,141	13.31 to 13.54	$121,815	0.00%	1.15% to 1.65%	-11.76% to -11.58%
2021	13,238	15.08 to 15.31	$199,819	0.00%	1.15% to 1.65%	14.81% to 15.04%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
International Portfolio
2024	—	-	$0	4.17%	1.15% to 1.65%	2.37% to 2.43%
2023	67,548	14.07 to 14.34	$953,379	1.52%	1.15% to 1.65%	12.06% to 12.28%
2022	78,796	12.56 to 12.77	$993,062	1.41%	1.15% to 1.65%	-18.44% to -18.28%
2021	80,766	15.40 to 15.63	$1,247,847	0.93%	1.15% to 1.65%	5.43% to 5.64%

Opportunity Portfolio
2025	259,438	18.84 to 21.58	$5,504,847	0.51%	1.15% to 1.65%	7.35% to 7.57%
2024	341,513	17.53 to 20.06	$6,748,694	0.66%	1.15% to 1.65%	13.08% to 13.31%
2023	416,170	15.49 to 17.70	$7,269,145	0.64%	1.15% to 1.65%	14.74% to 14.97%
2022	531,055	13.49 to 15.40	$8,087,611	0.22%	1.15% to 1.65%	-14.84% to -14.67%
2021	608,805	15.82 to 18.05	$10,880,222	1.26%	1.15% to 1.65%	21.48% to 21.72%

Lazard Retirement Series, Inc.
International Equity Portfolio
2025	77,892	13.65 to 20.55	$1,555,741	4.34%	1.15% to 1.65%	31.21% to 31.67%
2024	74,539	10.36 to 15.61	$1,136,676	2.97%	1.15% to 1.65%	4.20% to 4.46%
2023	77,215	9.92 to 14.95	$1,130,591	1.30%	1.15% to 1.65%	14.33% to 14.56%
2022	76,295	10.64 to 13.05	$978,957	3.79%	1.15% to 1.65%	-16.15% to -15.98%
2021	67,561	12.67 to 15.54	$1,033,501	0.96%	1.15% to 1.65%	4.41% to 4.62%

Global Dynamic Multi Asset Portfolio
2025	29,300	12.19 to 18.69	$534,820	0.90%	1.15% to 1.65%	13.95% to 14.46%
2024	36,669	10.65 to 16.34	$590,496	0.00%	1.15% to 1.65%	6.91% to 7.40%
2023	57,475	9.91 to 15.22	$860,737	0.00%	1.15% to 1.65%	9.33% to 9.55%
2022	78,382	10.71 to 13.89	$1,045,022	0.08%	1.15% to 1.65%	-18.48% to -18.32%
2021	89,392	13.13 to 17.01	$1,466,656	2.50%	1.15% to 1.65%	10.44% to 10.66%

Legg Mason Partners Variable Equity Trust
Western Asset Variable Global High Yield Bond Portfolio
2025	136,951	10.67 to 15.20	$1,842,180	5.94%	1.15% to 1.65%	8.15% to 8.96%
2024	159,748	9.81 to 13.99	$2,006,674	5.42%	1.15% to 1.65%	4.94% to 5.73%
2023	203,924	9.30 to 13.26	$2,457,468	5.59%	1.15% to 1.65%	8.16% to 8.97%
2022	156,813	8.55 to 12.20	$1,825,701	5.91%	1.15% to 1.65%	-15.27% to -14.64%
2021	158,412	10.04 to 14.33	$2,172,825	4.82%	1.15% to 1.65%	-0.31% to -0.11%

ClearBridge Variable Mid Cap Portfolio
2025	640,532	11.18 to 26.74	$14,948,343	0.01%	1.15% to 1.65%	2.38% to 3.15%
2024	701,343	10.86 to 25.99	$15,984,737	0.37%	1.15% to 1.65%	7.92% to 8.74%
2023	727,432	10.01 to 23.96	$15,486,987	0.02%	1.15% to 1.65%	10.78% to 11.61%
2022	702,421	8.99 to 21.53	$13,354,399	0.09%	1.15% to 1.65%	-26.72% to -26.17%
2021	594,559	12.20 to 29.23	$15,388,407	0.03%	1.15% to 1.65%	26.29% to 26.92%

ClearBridge Variable Dividend Strategy Portfolio
2025	953,136	16.55 to 37.10	$32,300,076	1.90%	1.15% to 1.65%	10.62% to 11.45%
2024	1,032,453	14.88 to 33.37	$31,591,069	1.09%	1.15% to 1.65%	14.76% to 15.63%
2023	1,311,873	12.89 to 28.93	$36,178,614	1.87%	1.15% to 1.65%	12.15% to 12.99%
2022	1,535,636	11.43 to 25.67	$37,656,434	1.17%	1.15% to 1.65%	-9.73% to -9.05%
2021	1,632,730	12.60 to 28.30	$44,503,516	1.48%	1.15% to 1.65%	24.54% to 25.17%

ClearBridge Variable Small Cap Growth Portfolio
2025	420,721	8.66 to 29.65	$8,445,297	0.00%	1.15% to 1.65%	7.19% to 7.99%
2024	487,506	8.03 to 27.53	$9,337,486	0.00%	1.15% to 1.65%	2.51% to 3.29%
2023	439,839	7.79 to 26.72	$8,735,629	0.00%	1.15% to 1.65%	6.36% to 7.16%
2022	316,888	7.29 to 24.99	$6,078,639	0.00%	1.15% to 1.65%	-30.17% to -29.64%
2021	236,670	10.38 to 35.61	$6,932,627	0.00%	1.15% to 1.65%	10.47% to 11.03%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
ClearBridge Variable Growth Portfolio
2025	46,136	14.55 to 16.54	$747,746	0.00%	1.15% to 1.65%	11.36% to 11.81%
2024	57,406	13.06 to 14.79	$833,811	0.11%	1.15% to 1.65%	10.68% to 11.13%
2023	61,932	11.80 to 13.31	$811,020	0.06%	1.15% to 1.65%	22.23% to 22.72%
2022	64,938	9.66 to 10.85	$694,061	0.00%	1.15% to 1.65%	-27.71% to -27.43%
2021	68,143	13.36 to 14.94	$1,005,438	0.22%	1.15% to 1.65%	8.57% to 8.78%

Western Asset Variable Core Bond Plus Portfolio
2025	5,446,066	8.79 to 10.54	$55,283,171	4.05%	1.15% to 1.65%	5.93% to 6.73%
2024	6,518,528	8.25 to 9.90	$62,319,751	8.08%	1.15% to 1.65%	-2.50% to -1.76%
2023	6,687,096	8.42 to 10.10	$65,452,511	3.34%	1.15% to 1.65%	4.70% to 5.48%
2022	7,395,300	7.99 to 9.60	$69,205,540	1.69%	1.15% to 1.65%	-18.63% to -18.02%
2021	7,602,456	9.77 to 11.74	$87,623,863	2.44%	1.15% to 1.65%	-3.80% to -3.31%

ClearBridge Variable Large Cap Growth Portfolio
2025	1,167,075	15.75 to 27.92	$28,843,721	0.00%	1.15% to 1.65%	6.58% to 7.38%
2024	1,281,572	14.70 to 26.07	$30,051,991	0.00%	1.15% to 1.65%	25.46% to 26.41%
2023	1,382,338	11.65 to 20.67	$26,036,211	0.00%	1.15% to 1.65%	41.32% to 42.38%
2022	1,502,532	8.20 to 14.55	$20,483,212	0.00%	1.15% to 1.65%	-33.52% to -33.02%
2021	1,312,966	12.27 to 21.78	$27,674,651	0.00%	1.15% to 1.65%	19.64% to 20.24%

Victory Pioneer Variable Contracts Trust
Fund Portfolio
2025	97,144	18.59 to 53.22	$3,683,313	0.20%	1.15% to 1.65%	21.06% to 21.97%
2024	107,444	15.28 to 43.74	$3,429,410	0.49%	1.15% to 1.65%	20.29% to 21.21%
2023	57,908	9.93 to 28.46	$1,749,674	0.58%	1.15% to 1.65%	-20.75% to -20.56%
2022	53,315	9.93 to 28.46	$1,369,738	0.52%	1.15% to 1.65%	-20.75% to -20.56%
2021	29,893	12.50 to 35.85	$1,042,537	0.08%	1.15% to 1.65%	25.94% to 26.19%

Bond Portfolio
2025	3,862,850	9.75 to 12.41	$45,283,114	4.24%	1.15% to 1.65%	7.10% to 7.91%
2024	4,057,156	9.06 to 11.53	$44,588,310	4.20%	1.15% to 1.65%	1.32% to 2.09%
2023	4,056,519	8.89 to 11.33	$44,080,200	3.64%	1.15% to 1.65%	4.94% to 5.73%
2022	4,379,100	8.42 to 10.74	$45,533,637	2.12%	1.15% to 1.65%	-15.86% to -15.23%
2021	4,535,185	9.96 to 12.70	$56,314,245	1.91%	1.15% to 1.65%	-1.42% to -0.93%

Strategic Income Portfolio
2025	679,239	10.49 to 13.39	$8,758,389	4.40%	1.15% to 1.65%	9.04% to 9.86%
2024	799,629	9.57 to 12.22	$9,455,829	4.09%	1.15% to 1.65%	2.17% to 2.95%
2023	884,846	9.31 to 11.90	$10,220,175	3.47%	1.15% to 1.65%	6.29% to 7.09%
2022	1,097,957	8.71 to 11.14	$11,915,805	2.80%	1.15% to 1.65%	-14.27% to -13.62%
2021	1,160,887	10.11 to 12.93	$14,710,111	3.06%	1.15% to 1.65%	0.36% to 0.57%

Equity Income Portfolio
2025	391,548	13.98 to 30.67	$9,956,398	1.97%	1.15% to 1.65%	9.32% to 10.14%
2024	443,628	12.72 to 27.92	$10,475,067	1.99%	1.15% to 1.65%	9.14% to 9.97%
2023	489,126	11.59 to 25.45	$10,733,485	1.55%	1.15% to 1.65%	5.42% to 6.22%
2022	566,068	10.93 to 24.02	$11,893,373	1.45%	1.15% to 1.65%	-9.45% to -8.77%
2021	621,636	12.01 to 26.39	$14,747,291	1.21%	1.15% to 1.65%	23.28% to 23.9%

High Yield Portfolio
2025	32,210	15.74 to 16.10	$507,748	5.74%	1.15% to 1.65%	6.47% to 6.69%
2024	35,374	14.78 to 15.09	$523,596	5.48%	1.15% to 1.65%	7.04% to 7.26%
2023	40,161	13.81 to 14.07	$555,385	5.11%	1.15% to 1.65%	9.50% to 9.72%
2022	50,467	12.61 to 12.83	$637,612	4.74%	1.15% to 1.65%	-12.62% to -12.45%
2021	68,144	14.43 to 14.65	$985,864	4.85%	1.15% to 1.65%	4.03% to 4.24%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Prudential Series Funds
PGIM Jennison Growth II Portfolio
2025	8,063	12.58 to 12.60	$101,498	0.00%	1.15% to 1.65%	25.82% to 26.01%

PGIM Jennison Blend Portfolio
2025	28,606	15.68 to 42.28	$1,149,897	0.00%	1.15% to 1.65%	16.47% to 16.76%
2024	16,967	35.48 to 35.48	$602,014	0.00%	1.15% to 1.65%	24.11% to 24.11%
2023	17,705	28.59 to 28.59	$506,159	0.00%	1.15% to 1.65%	29.61% to 29.61%

PGIM Jennison Focused Blend Portfolio
2023	—	-	$0	0.00%	1.15% to 1.65%	n/a
2022	18,165	22.06 to 22.06	$400,670	0.00%	1.15% to 1.65%	-27.03% to -27.03%
2021	18,110	30.23 to 30.23	$547,410	0.00%	1.15% to 1.65%	14.79% to 14.79%

Natural Resources Portfolio
2025	—	$0.00	$0	0.00%	1.15% to 1.65%	n/a
2024	63,836	8.94 to 20.95	$593,833	0.00%	1.15% to 1.65%	2.45% to 2.81%
2023	71,940	8.72 to 20.45	$655,298	0.00%	1.15% to 1.65%	0.12% to 0.47%
2022	100,455	8.70 to 20.43	$981,876	0.00%	1.15% to 1.65%	19.92% to 20.16%
2021	71,687	7.26 to 12.93	$529,150	0.00%	1.15% to 1.65%	23.35% to 23.60%

Mid-Cap Growth Portfolio
2025	—	$0.00	$0	0.00%	1.15% to 1.65%	n/a
2024	4,702	31.06 to 31.72	$147,146	0.00%	1.15% to 1.65%	12.24% to 12.47%
2023	4,925	27.67 to 28.20	$137,198	0.00%	1.15% to 1.65%	21.4% to 21.64%
2022	5,356	22.79 to 23.18	$122,800	0.00%	1.15% to 1.65%	-28.22% to -28.07%
2021	6,624	31.75 to 32.23	$211,525	0.00%	1.15% to 1.65%	8.75% to 8.97%

Royce Capital Fund
Micro-Cap Portfolio
2025	10,023	20.29 to 20.76	$204,344	0.00%	1.15% to 1.65%	12.06% to 12.28%
2024	12,280	18.11 to 18.49	$223,391	0.00%	1.15% to 1.65%	11.75% to 11.98%
2023	12,650	16.21 to 16.57	$205,872	0.00%	1.15% to 1.65%	16.97% to 17.21%
2022	21,914	13.85 to 14.18	$305,792	0.00%	1.15% to 1.65%	-23.69% to -23.53%
2021	19,895	18.15 to 18.43	$363,453	0.00%	1.15% to 1.65%	27.79% to 28.04%

Small Cap Portfolio
2025	398,795	14.36 to 22.18	$8,073,315	1.71%	1.15% to 1.65%	6.95% to 7.75%
2024	418,502	13.35 to 20.63	$8,070,115	1.05%	1.15% to 1.65%	1.56% to 2.33%
2023	376,484	13.07 to 20.22	$7,309,686	0.63%	1.15% to 1.65%	23.61% to 24.41%
2022	445,457	10.53 to 16.29	$6,989,474	0.07%	1.15% to 1.65%	-10.81% to -10.22%
2021	475,089	11.75 to 18.19	$8,417,375	1.21%	1.15% to 1.65%	26.60% to 26.98%

Alps Fund
Alerian Energy Infrastructure Portfolio
2025	461,176	14.11 to 26.27	$6,938,394	4.57%	1.15% to 1.65%	2.95% to 3.72%
2024	489,911	13.67 to 25.47	$7,175,337	4.05%	1.15% to 1.65%	38.28% to 39.33%
2023	487,562	9.85 to 18.38	$5,133,095	3.09%	1.15% to 1.65%	12.05% to 12.89%
2022	558,869	8.77 to 16.37	$5,380,535	6.10%	1.15% to 1.65%	15.41% to 16.27%
2021	275,796	7.57 to 14.16	$2,270,421	2.42%	1.15% to 1.65%	35.79% to 36.20%

Global Opportunity Portfolio
2025	110,189	13.02 to 19.88	$2,124,118	6.64%	1.15% to 1.65%	-0.30% to 0.45%
2024	100,022	12.99 to 19.84	$1,924,650	8.68%	1.15% to 1.65%	16.06% to 16.94%
2023	102,726	11.13 to 17.01	$1,700,555	0.00%	1.15% to 1.65%	26.70% to 27.65%
2022	116,311	8.75 to 13.36	$1,509,929	11.11%	1.15% to 1.65%	-30.07% to -29.54%
2021	118,801	12.44 to 19.01	$2,187,991	4.71%	1.15% to 1.65%	22.27% to 22.52%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
American Funds IS
Asset Allocation Fund
2025	4,296,295	12.91 to 22.40	$89,466,402	1.74%	0.25% to 1.65%	13.70% to 14.55%
2024	4,916,552	12.27 to 19.60	$89,527,586	1.95%	0.25% to 1.65%	14.20% to 15.06%
2023	5,701,681	10.69 to 17.08	$90,066,273	1.90%	1.15% to 1.65%	12.16% to 13.01%
2022	6,915,963	9.63 to 15.15	$96,708,599	1.58%	1.15% to 1.65%	-15.07% to -14.43%
2021	7,211,662	11.27 to 17.75	$119,153,303	1.46%	1.15% to 1.65%	12.96% to 13.53%

Washington Mutual Investors Fund
2025	2,915,736	17.56 to 28.13	$72,783,572	1.28%	1.15% to 1.65%	14.99% to 15.85%
2024	2,805,974	15.18 to 24.34	$61,325,063	1.47%	1.15% to 1.65%	16.89% to 17.78%
2023	2,795,848	12.92 to 20.72	$52,776,768	1.65%	1.15% to 1.65%	15.06% to 15.93%
2022	2,859,836	11.17 to 17.92	$47,176,162	1.71%	1.15% to 1.65%	-10.18% to -9.50%
2021	2,680,860	12.36 to 19.85	$49,652,767	1.33%	1.15% to 1.65%	25.43% to 26.05%

Ultra-Short Bond Fund
2025	1,472,067	9.81 to 10.83	$14,592,850	3.85%	1.15% to 1.65%	1.89% to 2.66%
2024	1,605,836	9.60 to 10.55	$15,565,222	4.59%	1.15% to 1.65%	2.89% to 3.67%
2023	1,999,205	9.30 to 10.18	$18,769,795	3.84%	1.15% to 1.65%	2.74% to 3.51%
2022	3,079,440	9.02 to 9.84	$28,199,374	0.44%	1.15% to 1.65%	-0.82% to -0.17%
2021	2,165,979	9.07 to 9.83	$19,802,623	0.00%	1.15% to 1.65%	-2.05% to -1.86%

Capital Income Builder Fund
2025	1,446,110	14.21 to 17.14	$24,136,780	2.75%	1.15% to 1.65%	18.19% to 19.08%
2024	1,608,955	11.96 to 14.43	$22,704,593	3.24%	1.15% to 1.65%	8.12% to 8.94%
2023	1,577,764	11.00 to 13.28	$20,561,730	2.70%	1.15% to 1.65%	6.98% to 7.78%
2022	1,522,563	10.23 to 12.35	$18,486,524	2.54%	1.15% to 1.65%	-8.89% to -8.20%
2021	1,485,983	11.16 to 13.49	$19,785,719	2.55%	1.15% to 1.65%	13.14% to 13.37%

Global Growth Fund
2025	1,454,040	12.77 to 28.75	$36,073,553	1.21%	0.25% to 1.65%	19.36% to 20.25%
2024	1,477,721	11.46 to 23.97	$31,173,989	1.42%	0.25% to 1.65%	11.52% to 12.36%
2023	1,524,257	10.22 to 21.38	$29,470,156	0.73%	1.15% to 1.65%	20.30% to 21.20%
2022	1,414,384	8.45 to 17.69	$22,791,648	0.40%	1.15% to 1.65%	-26.15% to -25.59%
2021	1,388,857	11.38 to 23.83	$30,392,788	0.21%	1.15% to 1.65%	14.24% to 14.81%

Capital World Growth and Income Fund
2025	1,028,925	15.11 to 23.84	$23,272,532	1.27%	1.15% to 1.65%	22.43% to 23.35%
2024	1,015,366	12.28 to 19.38	$18,831,496	1.51%	1.15% to 1.65%	11.82% to 12.67%
2023	1,122,077	10.92 to 17.24	$18,647,769	1.71%	1.15% to 1.65%	18.68% to 19.57%
2022	1,222,708	9.15 to 14.46	$17,143,652	2.09%	1.15% to 1.65%	-18.92% to -18.31%
2021	1,148,690	11.22 to 17.74	$19,850,007	1.59%	1.15% to 1.65%	12.82% to 13.15%

Global Small Capitalization Fund
2025	426,166	9.24 to 16.82	$6,356,978	0.19%	1.15% to 1.65%	12.46% to 13.30%
2024	446,734	8.17 to 14.88	$6,093,768	0.87%	1.15% to 1.65%	0.43% to 1.20%
2023	485,193	8.09 to 14.74	$6,635,005	0.03%	1.15% to 1.65%	13.90% to 14.75%
2022	479,558	7.07 to 12.88	$5,710,606	0.00%	1.15% to 1.65%	-30.84% to -30.32%
2021	457,807	10.16 to 18.53	$8,014,793	0.00%	1.15% to 1.65%	4.79% to 5.21%

Growth Fund
2025	2,552,184	17.19 to 49.10	$99,711,595	0.12%	1.15% to 1.65%	17.96% to 18.85%
2024	2,432,292	14.50 to 41.41	$81,298,365	0.17%	1.15% to 1.65%	29.13% to 30.11%
2023	2,384,093	11.16 to 31.91	$62,763,441	0.17%	1.15% to 1.65%	35.89% to 36.90%
2022	2,440,651	8.17 to 23.37	$49,719,774	0.10%	1.15% to 1.65%	-31.26% to -30.74%
2021	2,129,685	11.82 to 33.82	$64,985,480	0.06%	1.15% to 1.65%	19.69% to 20.29%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Growth-Income Fund
2025	3,470,483	17.87 to 32.73	$99,104,960	0.73%	1.15% to 1.65%	15.84% to 16.72%
2024	3,369,408	15.34 to 28.11	$83,732,441	0.98%	1.15% to 1.65%	21.88% to 22.80%
2023	3,221,495	12.52 to 22.95	$67,156,552	1.18%	1.15% to 1.65%	23.77% to 24.70%
2022	3,315,121	10.06 to 18.45	$56,244,801	1.05%	1.15% to 1.65%	-18.07% to -17.45%
2021	3,107,515	12.21 to 22.40	$65,545,627	1.02%	1.15% to 1.65%	21.77% to 22.38%

International Fund
2025	714,988	10.81 to 15.09	$10,304,541	1.16%	1.15% to 1.65%	24.34% to 25.27%
2024	771,041	8.65 to 12.08	$8,912,948	1.00%	1.15% to 1.65%	1.23% to 2.00%
2023	853,150	8.49 to 11.87	$9,723,149	1.12%	1.15% to 1.65%	13.67% to 14.52%
2022	950,711	7.43 to 10.39	$9,553,337	1.47%	1.15% to 1.65%	-22.31% to -21.73%
2021	882,009	9.51 to 13.31	$11,409,124	2.66%	1.15% to 1.65%	-3.32% to -2.84%

International Growth and Income Fund
2025	665,055	13.27 to 17.07	$10,322,645	2.41%	1.15% to 1.65%	32.88% to 33.88%
2024	667,686	9.93 to 12.82	$7,787,066	2.35%	1.15% to 1.65%	1.41% to 2.18%
2023	735,703	9.74 to 12.62	$8,447,711	2.32%	1.15% to 1.65%	13.77% to 14.63%
2022	779,163	8.52 to 11.07	$7,820,063	2.58%	1.15% to 1.65%	-16.90% to -16.28%
2021	766,730	10.19 to 13.29	$9,234,676	3.01%	1.15% to 1.65%	3.58% to 3.89%

New World Fund
2025	2,157,615	11.90 to 17.92	$35,698,915	0.89%	1.15% to 1.65%	25.83% to 26.78%
2024	2,453,051	9.41 to 14.18	$32,349,625	1.19%	1.15% to 1.65%	4.58% to 5.37%
2023	2,617,518	8.95 to 13.50	$33,099,253	1.20%	1.15% to 1.65%	13.78% to 14.64%
2022	2,888,000	7.82 to 11.81	$32,320,958	1.03%	1.15% to 1.65%	-23.52% to -22.95%
2021	2,754,916	10.17 to 15.37	$40,593,240	0.67%	1.15% to 1.65%	2.92% to 3.43%

U.S. Government Securities Fund
2025	989,157	9.02 to 10.39	$9,953,783	4.12%	1.15% to 1.65%	5.78% to 6.57%
2024	985,800	8.53 to 9.77	$9,400,204	2.98%	1.15% to 1.65%	-1.21% to -0.46%
2023	1,593,451	8.64 to 9.84	$15,430,082	3.02%	1.15% to 1.65%	0.95% to 1.70%
2022	2,349,478	8.55 to 9.70	$22,468,698	2.92%	1.15% to 1.65%	-12.65% to -11.99%
2021	2,964,880	9.79 to 11.05	$32,366,325	1.10%	1.15% to 1.65%	-2.50% to -2.01%

Global Balanced Fund
2025	106,615	13.38 to 13.54	$1,431,260	1.61%	1.15% to 1.65%	15.39% to 15.68%
2024	51,532	11.62 to 11.66	$599,247	2.50%	1.15% to 1.65%	4.88% to 5.09%
2023	6,917	11.08 to 11.09	$76,659	0.48%	1.15% to 1.65%	10.82% to 10.85%

The Bond Fd of America Fund
2025	726,507	11.19 to 11.37	$8,195,014	4.68%	1.15% to 1.65%	5.23% to 6.02%
2024	456,010	10.63 to 10.72	$4,867,660	6.60%	1.15% to 1.65%	-0.39% to -0.39%
2023	2,457	10.71 to 10.71	$26,308	5.38%	1.15% to 1.65%	7.08% to 7.08%

T. Rowe Price
Blue Chip Growth Portfolio
2025	2,782,840	16.53 to 36.44	$86,868,868	0.00%	1.15% to 1.65%	16.50% to 17.37%
2024	2,995,940	14.11 to 31.12	$80,732,260	0.00%	1.15% to 1.65%	32.94% to 33.95%
2023	3,279,696	10.56 to 23.29	$66,803,968	0.00%	1.15% to 1.65%	46.53% to 47.63%
2022	3,320,869	7.17 to 15.82	$47,156,557	0.00%	1.15% to 1.65%	-39.67% to -39.21%
2021	3,004,374	11.81 to 26.09	$72,818,683	0.00%	1.15% to 1.65%	15.41% to 15.99%

Health Sciences Portfolio
2025	1,517,622	10.86 to 20.34	$25,945,390	0.00%	1.15% to 1.65%	15.88% to 16.75%
2024	2,064,555	9.32 to 17.47	$31,032,365	0.00%	1.15% to 1.65%	-0.26% to 0.50%
2023	2,109,489	9.29 to 17.44	$31,769,367	0.00%	1.15% to 1.65%	1.01% to 1.77%
2022	1,956,985	9.15 to 17.19	$29,195,820	0.00%	1.15% to 1.65%	-14.11% to -13.47%
2021	1,821,742	10.60 to 19.92	$31,918,351	0.00%	1.15% to 1.65%	11.09% to 11.54%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***

Equity Income Portfolio
2025	177,808	13.85 to 14.07	$2,483,649	1.68%	1.15% to 1.65%	12.21% to 13.05%
2024	76,701	12.34 to 12.45	$951,187	1.57%	1.15% to 1.65%	10.15% to 10.26%
2023	4,903	11.27 to 11.28	$55,279	0.37%	1.15% to 1.65%	12.74% to 12.76%

Mid-Cap Growth Portfolio
2025	287,081	12.79 to 13.00	$3,703,437	0.00%	1.15% to 1.65%	1.60% to 2.37%
2024	121,487	12.59 to 12.70	$1,536,468	0.00%	1.15% to 1.65%	7.45% to 7.83%
2023	3,880	11.75 to 11.75	$45,586	0.00%	1.15% to 1.65%	17.46% to 17.53%

John Hancock Variable Insurance Trust
Financial Industries Portfolio
2025	358,365	15.63 to 19.64	$6,308,796	1.33%	1.15% to 1.65%	9.99% to 10.82%
2024	196,527	14.13 to 17.82	$3,124,232	0.86%	1.15% to 1.65%	27.85% to 28.82%
2023	221,316	10.99 to 13.91	$2,736,183	1.46%	1.15% to 1.65%	3.26% to 4.04%
2022	226,221	10.59 to 13.44	$2,695,933	2.14%	1.15% to 1.65%	-15.24% to -14.60%
2021	228,576	12.42 to 15.83	$3,193,107	0.84%	1.15% to 1.65%	27.65% to 27.90%

Fundamental All Cap Core Portfolio
2025	6,587	23.70 to 23.88	$156,094	0.16%	1.15% to 1.65%	3.16% to 3.27%
2024	10,213	22.97 to 23.28	$235,046	0.00%	1.15% to 1.65%	22.25% to 22.50%
2023	11,976	18.79 to 19.00	$225,619	0.20%	1.15% to 1.65%	33.29% to 33.56%
2022	12,664	9.52 to 14.23	$178,944	0.01%	1.15% to 1.65%	-25.45% to -25.30%
2021	27,993	12.73 to 19.05	$526,161	0.00%	1.15% to 1.65%	28.59% to 28.72%

Select Bond Portfolio
2025	41,903	9.28 to 10.74	$441,886	4.11%	1.15% to 1.65%	5.60% to 6.40%
2024	36,206	8.74 to 10.12	$361,800	3.73%	1.15% to 1.65%	-0.11% to 0.65%
2023	33,783	8.70 to 10.08	$334,421	3.06%	1.15% to 1.65%	4.15% to 4.94%
2022	31,322	8.34 to 9.63	$297,416	2.51%	1.15% to 1.65%	-15.78% to -15.14%
2021	36,371	9.83 to 11.38	$408,926	2.62%	1.15% to 1.65%	-2.72% to -2.52%

Strategic Income Opportunities Portfolio
2025	160,200	10.14 to 11.25	$1,773,462	8.77%	1.15% to 1.65%	5.57% to 6.26%
2024	124,990	9.56 to 10.61	$1,302,030	2.91%	1.15% to 1.65%	1.32% to 1.98%
2023	69,039	9.40 to 10.43	$706,194	3.27%	1.15% to 1.65%	5.59% to 6.28%
2022	64,827	8.86 to 9.84	$629,756	2.73%	1.15% to 1.65%	-11.68% to -11.10%
2021	78,038	9.98 to 11.09	$856,163	3.33%	1.15% to 1.65%	-0.85% to -0.45%

Federated Hermes
High Income Bond Portfolio
2025	133,407	11.17 to 12.11	$1,587,675	5.43%	1.15% to 1.65%	6.41% to 7.22%
2024	129,302	10.44 to 11.33	$1,438,795	5.93%	1.15% to 1.65%	4.11% to 4.90%
2023	184,646	9.97 to 10.86	$1,969,525	4.37%	1.15% to 1.65%	10.63% to 11.46%
2022	159,690	8.96 to 9.80	$1,533,867	5.89%	1.15% to 1.65%	-13.36% to -12.71%
2021	105,236	10.29 to 11.28	$1,169,323	2.80%	1.15% to 1.65%	3.04% to 3.25%

Kaufmann Portfolio
2025	378,996	9.92 to 13.94	$5,060,624	0.00%	1.15% to 1.65%	9.44% to 10.27%
2024	424,016	9.02 to 12.68	$5,159,073	0.70%	1.15% to 1.65%	14.85% to 15.72%
2023	536,716	7.81 to 10.98	$5,634,869	0.00%	1.15% to 1.65%	12.98% to 13.83%
2022	542,381	6.87 to 9.67	$5,022,734	0.00%	1.15% to 1.65%	-31.40% to -30.88%
2021	429,356	9.96 to 14.03	$5,839,773	0.00%	1.15% to 1.65%	0.59% to 1.09%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Managed Volatility Portfolio
2025	33,900	12.67 to 13.74	$453,251	2.29%	1.15% to 1.65%	4.98% to 5.77%
2024	28,581	12.00 to 13.08	$361,778	2.15%	1.15% to 1.65%	13.50% to 14.37%
2023	36,561	10.51 to 11.53	$409,461	1.52%	1.15% to 1.65%	6.56% to 7.36%
2022	35,852	9.81 to 10.82	$375,564	0.00%	1.15% to 1.65%	-15.40% to -14.77%
2021	37,416	11.53 to 12.79	$463,399	0.52%	1.15% to 1.65%	16.67% to 16.90%

Principal Variable Contracts
Blue Chip Fund
2025	—	12.01 to 12.38	$0	0.00%	1.15% to 1.65%	-2.62% to -2.38%
2024	128,451	12.34 to 12.68	$1,605,642	0.00%	1.15% to 1.65%	19.00% to 19.90%
2023	84,847	10.37 to 10.58	$886,019	0.00%	1.15% to 1.65%	36.82% to 37.85%
2022	49,309	7.58 to 7.67	$374,973	0.00%	1.15% to 1.65%	-32.12% to -32.12%
2021	7,386	11.22 to 11.22	$82,878	0.00%	1.15% to 1.65%	12.20% to 12.20%

Equity Income Fund
2025	—	11.34 to 11.68	$0	0.00%	1.15% to 1.65%	-3.02% to -2.78%
2024	41,275	11.69 to 12.02	$492,354	2.15%	1.15% to 1.65%	13.17% to 14.03%
2023	40,735	10.33 to 10.54	$426,884	2.01%	1.15% to 1.65%	9.19% to 10.01%
2022	31,046	9.46 to 9.58	$296,215	3.80%	1.15% to 1.65%	-12.14% to -11.65%
2021	12,488	10.80 to 10.84	$135,176	0.81%	1.15% to 1.65%	8.03% to 8.10%

Diversified Balance Fund
2025	—	10.47 to 10.75	$0	0.00%	1.15% to 1.65%	-0.85% to -0.64%
2024	227,941	10.56 to 10.82	$2,429,377	2.08%	1.15% to 1.65%	7.77% to 8.48%
2023	208,723	9.80 to 9.97	$2,059,266	1.13%	1.15% to 1.65%	12.09% to 12.71%
2022	62,889	8.77 to 8.85	$553,425	2.87%	1.15% to 1.65%	-16.46% to -16.00%
2021	29,989	10.49 to 10.53	$315,354	1.14%	1.15% to 1.65%	4.93% to 5.14%

Diversified Growth Fund
2025	—	11.06 to 11.17	$0	0.00%	1.15% to 1.65%	-1.59% to -1.51%
2024	99,455	11.23 to 11.34	$1,118,515	3.23%	1.15% to 1.65%	10.56% to 10.83%
2023	26,457	10.16 to 10.23	$269,644	1.72%	1.15% to 1.65%	14.84% to 14.96%
2022	22,419	8.85 to 8.88	$198,654	2.01%	1.15% to 1.65%	-16.97% to -16.89%
2021	24,924	10.66 to 10.67	$265,780	0.00%	1.15% to 1.65%	6.56% to 6.63%

Diversified Income Fund
2025	—	10.01 to 10.16	$0	0.00%	1.15% to 1.65%	0.05% to 0.16%
2024	16,212	10.01 to 10.14	$163,540	1.41%	1.15% to 1.65%	5.30% to 5.68%
2023	9,162	9.51 to 9.59	$87,458	0.79%	1.15% to 1.65%	9.48% to 9.87%
2022	6,215	8.68 to 8.73	$54,133	0.00%	1.15% to 1.65%	-15.95% to -15.79%
2021	75,480	10.33 to 10.34	$780,251	3.86%	1.15% to 1.65%	3.30% to 3.44%

Blue Chip PVC 2 Fund
2025	212,329	11.04 to 11.10	$2,350,409	0.00%	1.15% to 1.65%	10.43% to 10.98%

Equity Income 2 Fund
2025	43,074	11.77 to 11.83	$508,891	3.20%	1.15% to 1.65%	17.67% to 18.28%

Diversified Balance 2 Fund
2025	213,489	11.13 to 11.17	$2,380,118	5.68%	1.15% to 1.65%	11.31% to 11.72%

Diversified Growth 2 Fund
2025	91,194	11.42 to 11.44	$1,041,614	5.28%	1.15% to 1.65%	14.19% to 14.38%

Diversified Income 2 Fund
2025	13,446	10.89 to 10.91	$146,551	5.74%	1.15% to 1.65%	8.88% to 9.06%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Putnam Variable Trust
Core Equity Fund
2025	68,372	12.38 to 12.49	$849,534	0.60%	1.15% to 1.65%	15.24% to 15.24%
2024	4,304	10.77 to 10.77	$46,356	0.00%	1.15% to 1.65%	7.69% to 7.69%

Emerging Markets Equity Fund
2025	7,792	13.48 to 13.51	$105,068	0.36%	1.15% to 1.65%	34.76% to 35.14%
2024	—	-	$0	n/a	1.15% to 1.65%	n/a

Focused International Equity Fund
2025	603	13.29 to 13.32	$8,022	0.00%	1.15% to 1.65%	32.93% to 33.21%
2024	—	-	$0	n/a	1.15% to 1.65%	n/a

George Putnam Balanced Fund
2025	75,551	11.73 to 11.80	$887,604	6.61%	1.15% to 1.65%	12.42% to 12.42%
2024	166	10.45 to 10.45	$1,735	0.00%	1.15% to 1.65%	4.47% to 4.47%

Global Asset Allocation Fund
2025	15,681	11.71 to 11.73	$183,875	0.00%	1.15% to 1.65%	17.11% to 17.28%
2024	—	-	$0	n/a	1.15% to 1.65%	n/a

Global Health Care Fund
2025	24,742	10.06 to 10.13	$249,648	0.00%	1.15% to 1.65%	13.68% to 13.68%
2024	3,062	8.88 to 8.88	$27,206	0.00%	1.15% to 1.65%	-11.16% to -11.16%

High Yield Fund
2025	14,985	11.01 to 11.05	$165,083	1.22%	1.15% to 1.65%	10.12% to 10.51%
2024	—	-	$0	n/a	1.15% to 1.65%	n/a

International Equity Fund
2025	49,166	13.11 to 13.22	$646,589	0.00%	1.15% to 1.65%	31.12% to 32.15%
2024	—	-	$0	n/a	1.15% to 1.65%	n/a

International Value Fund
2025	257,334	12.78 to 12.92	$3,307,958	0.74%	1.15% to 1.65%	32.74% to 33.47%
2024	57,470	9.66 to 9.68	$555,496	0.00%	1.15% to 1.65%	-3.42% to -3.20%

Large Cap Growth Fund
2025	119,804	12.76 to 12.88	$1,534,159	0.00%	1.15% to 1.65%	12.58% to 13.31%
2024	14,741	11.34 to 11.37	$167,313	0.00%	1.15% to 1.65%	13.39% to 13.70%

Large Cap Value Fund
2025	1,044,786	11.91 to 12.04	$12,516,338	0.86%	1.15% to 1.65%	18.62% to 19.27%
2024	193,605	10.07 to 10.10	$1,951,617	0.00%	1.15% to 1.65%	0.72% to 0.96%

Research Fund
2025	7,097	12.46 to 12.50	$88,543	0.96%	1.15% to 1.65%	24.57% to 25.01%
2024	—	-	$0	n/a	1.15% to 1.65%	n/a

Small Cap Growth Fund
2025	114,839	10.79 to 10.90	$1,245,564	0.18%	1.15% to 1.65%	7.35% to 7.72%
2024	20,633	10.09 to 10.11	$208,386	0.00%	1.15% to 1.65%	0.93% to 1.08%

Small Cap Value Fund
2025	21,763	9.98 to 10.06	$218,275	0.37%	1.15% to 1.65%	3.96% to 3.96%
2024	5,457	9.65 to 9.65	$52,676	0.00%	1.15% to 1.65%	-3.48% to -3.48%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

* The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the portfolio, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income is affected by the timing of the declaration of dividends.
** The Expense Ratio represents the annualized contract expenses of each portfolio within the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
*** The Total Return is calculated as the change in the unit value of the underlying portfolio and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For newly introduced portfolios, the total return for the first year is calculated as the percentage change from inception to the end of the period. Because the total return is presented as a range of minimum and maximum values, based on the product grouping representing the minimum and maximum expense ratios, some individual contract total returns are not within the ranges presented.
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